UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2006

Date of reporting period: January 31, 2006

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.89%

REAL ESTATE INVESTMENT TRUSTS—99.89%
AMB Property Corp.	927,187	$48,399,161
Archstone-Smith Trust(1)	2,058,437	96,458,358
Arden Realty Group Inc.	715,176	32,304,500
AvalonBay Communities Inc.(1)	777,406	77,336,349
Boston Properties Inc.	1,152,059	90,160,137
Camden Property Trust	486,613	31,678,506
CarrAmerica Realty Corp.	660,997	24,324,690
CenterPoint Properties Trust	459,031	22,786,299
Cousins Properties Inc.(1)	587,626	18,345,684
Developers Diversified Realty Corp.	1,043,414	51,398,574
Duke Realty Corp.(1)	1,356,417	49,210,809
Equity Office Properties Trust(1)	4,150,015	132,053,477
Equity Residential(1)	2,827,993	119,935,183
Essex Property Trust Inc.(1)	235,214	23,375,567
General Growth Properties Inc.(1)	2,375,819	122,592,260
Health Care Property Investors Inc.(1)	1,257,359	34,891,712
Host Marriott Corp.(1)	3,512,654	70,077,447
Kimco Realty Corp.(1)	2,356,882	82,702,989
Liberty Property Trust	952,128	43,093,313
Macerich Co. (The)(1)	623,273	45,230,922
Mills Corp.(1)	601,239	24,921,357
Pan Pacific Retail Properties Inc.(1)	451,355	31,233,766
ProLogis	2,401,696	123,014,869
Public Storage Inc.(1)	1,323,178	96,023,027
Reckson Associates Realty Corp.(1)	921,161	36,781,959
Regency Centers Corp.	707,311	45,586,194
Simon Property Group Inc.(1)	1,854,128	153,595,964
SL Green Realty Corp.	456,290	38,346,612
Vornado Realty Trust(1)	1,415,183	125,017,266
Weingarten Realty Investors	840,967	34,084,393

		1,924,961,344

TOTAL COMMON STOCKS
(Cost: $1,651,643,250)		1,924,961,344

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—9.23%

CERTIFICATES OF DEPOSIT(2)—0.08%
Toronto-Dominion Bank
3.94%, 07/10/06	$601,340	601,340
Wells Fargo Bank N.A.
4.78%, 12/05/06	962,144	962,144

		1,563,484
COMMERCIAL PAPER(2)—0.56%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	1,202,680	1,194,696
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	667,836	667,044
CAFCO LLC
4.19%, 02/06/06	1,383,081	1,382,277
CC USA Inc.
4.23%, 04/21/06	360,804	357,455
CRC Funding LLC
4.19%, 02/03/06-02/06/06	1,864,153	1,863,573
Edison Asset Securitization LLC
4.37%, 05/08/06	601,340	594,332
Galaxy Funding Inc.
4.23%, 04/18/06	345,169	342,087
Grampian Funding LLC
4.41%, 05/15/06	601,340	593,752
HSBC PLC
3.88%, 02/03/06	360,804	360,726
Nordea North America Inc.
4.16%, 04/04/06	1,262,813	1,253,766

Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,202,680	1,200,590
Sedna Finance Inc.
3.92%, 02/21/06	300,670	300,015
Sigma Finance Inc.
4.16%, 04/06/06	721,608	716,271

		10,826,584
LOAN PARTICIPATIONS(2)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	601,340	601,340

		601,340
MEDIUM-TERM NOTES(2)—0.21%
Dorada Finance Inc.
3.93%, 07/07/06	372,831	372,815
K2 USA LLC
3.94%, 07/07/06	721,608	721,592
Marshall & Ilsley Bank
5.18%, 12/15/06	1,202,680	1,206,274
Toronto-Dominion Bank
3.81%, 06/20/06	1,503,349	1,503,405
US Bank N.A.
2.85%, 11/15/06	240,536	237,056

		4,041,142
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(3)(4)	998,014	998,014

		998,014
REPURCHASE AGREEMENTS(2)—2.54%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $18,042,428 (collateralized by U.S. Government obligations, value $18,442,268, 5.00%, 7/1/35).	$18,040,193	18,040,193
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $1,804,248 (collateralized by non-U.S. Government debt securities, value $1,988,900, 0.00% to 7.53%, 11/25/30 to 3/25/46).(5)	1,804,019	1,804,019
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $6,014,143 (collateralized by U.S. Government obligations, value $6,147,423, 3.50% to 8.00%, 8/1/08 to 2/1/36).	6,013,398	6,013,398
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $3,007,079 (collateralized by non-U.S. Government debt securities, value $3,103,846, 3.21% to 5.96%, 8/3/14 to 8/19/45).(5)	3,006,699	3,006,699
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $6,014,143 (collateralized by U.S. Government obligations, value $6,147,423, 4.00% to 5.50%, 9/1/20 to 1/1/36).	6,013,398	6,013,398
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $3,608,505 (collateralized by non-U.S. Government debt securities, value $3,796,938, 0.00% to 10.00%, 7/30/08 to 12/1/10).(5)	3,608,039	3,608,039
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $1,804,250 (collateralized by non-U.S. Government debt securities, value $1,862,334, 4.60% to 9.25%, 5/15/06 to 2/1/24).(5)	1,804,019	1,804,019
Merrill Lynch Government Securities Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,706,364 (collateralized by U.S. Government obligations, value $2,793,476, 3.50% to 6.00%, 10/25/11 to 5/25/34).	2,706,029	2,706,029

Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $6,014,158 (collateralized by non-U.S. Government debt securities, value $6,263,472, 0.00% to 8.85%, 2/3/06 to 3/15/42).(5)	6,013,398	.	6,013,398

			49,009,192
TIME DEPOSITS(2)—0.93%
Abbey National Treasury Services PLC
4.49%, 02/01/06	4,209,378		4,209,378
Deutsche Bank AG
4.47%-4.48%, 02/01/06	5,194,012		5,194,012
Societe Generale
4.48%, 02/01/06	6,013,398		6,013,398
UBS AG
4.48%, 02/01/06	2,405,359		2,405,359

			17,822,147
VARIABLE & FLOATING RATE NOTES(2)—4.83%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(6)	4,227,419		4,228,377
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	2,826,297		2,826,278
American Express Centurion Bank
4.52%, 06/29/06	481,072		481,072
American Express Credit Corp.
4.49%, 02/05/07	360,804		361,118
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(6)	3,908,708		3,910,027
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(6)	781,742		781,742
Bank of Ireland
4.46%, 12/20/06(6)	1,202,680		1,202,680
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(6)	2,994,672		2,994,579
BMW US Capital LLC
4.44%, 02/15/07(6)	1,202,680		1,202,680
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(6)	3,235,208		3,235,151
Commodore CDO Ltd.
4.56%, 12/12/06(6)	300,670		300,670
Credit Suisse First Boston NY
4.39%, 05/09/06	1,202,680		1,202,680
DEPFA Bank PLC
4.50%, 12/15/06	1,202,680		1,202,680
Descartes Funding Trust
4.47%, 11/15/06(6)	541,206		541,206
Dorada Finance Inc.
4.47%, 06/26/06(6)	300,670		300,658
Eli Lilly Services Inc.
4.36%, 09/01/06(6)	1,202,680		1,202,680
Fifth Third Bancorp.
4.49%, 01/23/07(6)	2,405,359		2,405,359
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(6)	841,876		841,871
General Electric Capital Corp.
4.52%, 01/09/07	541,206		541,610
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	902,010		902,010
Hartford Life Global Funding Trusts
4.46%, 02/15/07	1,202,680		1,202,680
HBOS Treasury Services PLC
4.57%, 01/24/07	1,202,680		1,202,680
Holmes Financing PLC
4.44%, 12/15/06(6)	3,307,369		3,307,369
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	1,022,278		1,022,470
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(6)	3,487,771		3,487,637
Leafs LLC
4.49%, 02/21/06-01/22/07(6)	1,259,525		1,259,525
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(6)	2,886,431		2,886,463
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	1,864,153		1,864,230
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(6)	3,596,012		3,597,718
Mound Financing PLC
4.38%, 11/08/06(6)	2,405,359		2,405,359
Natexis Banques Populaires
4.45%, 01/12/07(6)	902,010		902,010

Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(6)	3,247,235	3,247,357
Nordea Bank AB
4.42%, 01/11/07(6)	2,104,689	2,104,689
Northern Rock PLC
4.40%, 02/02/07(6)	1,443,215	1,443,265
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(6)	3,271,288	3,271,289
Pfizer Investment Capital PLC
4.43%, 12/15/06(6)	3,006,699	3,006,699
Principal Life Income Funding Trusts
4.29%, 05/10/06	902,010	902,019
Royal Bank of Scotland
4.50%, 08/30/06	1,202,680	1,202,541
Sedna Finance Inc.
4.46%, 09/20/06(6)	360,804	360,804
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(6)	1,334,974	1,334,950
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(6)	1,202,680	1,202,680
Societe Generale
4.36%, 02/02/07(6)	841,876	841,876
Strips III LLC
4.57%, 07/24/06(6)(7)	317,272	317,272
SunTrust Bank
4.62%, 04/28/06	1,804,019	1,804,019
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(6)	2,681,975	2,681,819
Toyota Motor Credit Corp.
4.53%, 04/10/06	541,206	541,204
UniCredito Italiano SpA
4.43%, 06/14/06	1,563,483	1,563,281
Union Hamilton Special Funding LLC
4.52%, 03/28/06(6)	1,202,680	1,202,680
US Bank N.A.
4.49%, 09/29/06	541,206	541,112
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	3,908,708	3,908,709
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(6)	2,387,121	2,387,120
Wells Fargo & Co.
4.46%, 09/15/06(6)	601,340	601,376
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(6)	902,010	901,936
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(6)	1,262,813	1,262,808
Winston Funding Ltd.
4.68%, 04/23/06(6)	858,713	858,713
World Savings Bank
4.37%, 03/09/06	1,804,019	1,804,010

		93,097,497

TOTAL SHORT-TERM INVESTMENTS
(Cost: $177,959,400)		177,959,400

TOTAL INVESTMENTS IN SECURITIES—109.12%
(Cost: $1,829,602,650)		2,102,920,744
Other Assets, Less Liabilities—(9.12)%		(175,764,429)

NET ASSETS—100.00%		$1,927,156,315

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—101.18%

AGRICULTURE—5.09%
Altria Group Inc.	3,605,962	$260,855,291
Universal Corp.	1,488,990	70,354,777
UST Inc.	170,357	6,633,702

		337,843,770
AUTO MANUFACTURERS—1.18%
Ford Motor Co.	1,636,665	14,042,586
General Motors Corp.	2,659,228	63,981,026

		78,023,612
BANKS—28.31%
AmSouth Bancorp	3,935,739	108,665,754
Associated Bancorp	2,296,583	77,716,369
Bank of America Corp.	4,363,735	193,007,999
Bank of Hawaii Corp.	379,741	19,826,278
BB&T Corp.	1,188,824	46,411,689
Citizens Banking Corp.	2,333,151	64,908,261
Colonial BancGroup Inc. (The)	1,258	31,324
Comerica Inc.	2,630,860	145,933,804
Compass Bancshares Inc.	168,609	8,214,630
Fifth Third Bancorp	978,571	36,764,912
First Horizon National Corp.	2,404,493	91,058,150
FirstMerit Corp.	3,606,932	91,075,033
FNB Corp. (Pennsylvania)	2,542,246	42,811,423
Hudson United Bancorp	1,985,878	82,711,819
Huntington Bancshares Inc.	2,342,816	54,353,331
KeyCorp	3,767,079	133,316,926
National City Corp.	3,414,378	116,703,440
PNC Financial Services Group	2,771,014	179,727,968
Provident Bankshares Corp.	1,318,180	48,416,751
Regions Financial Corp.	2,466,000	81,821,880
Republic Bancorp Inc.	664,139	8,600,600
Sky Financial Group Inc.	2,143,466	55,129,946
SunTrust Banks Inc.	332,664	23,768,843
TCF Financial Corp.	287,346	7,180,777
TrustCo Bank Corp. NY	1,061,445	13,459,123
U.S. Bancorp	1,008,756	30,171,892
Wells Fargo & Co.	987,707	61,593,409
Whitney Holding Corp.	1,704,699	56,084,597

		1,879,466,928
BEVERAGES—0.30%
Coca-Cola Co. (The)	477,011	19,738,715

		19,738,715
CHEMICALS—6.41%
Dow Chemical Co. (The)	1,511,928	63,954,554
Eastman Chemical Co.	1,971,333	95,037,964
Lubrizol Corp.	1,493,372	68,306,835
Lyondell Chemical Co.	2,413,693	57,952,769
Olin Corp.	257,593	5,280,656
PPG Industries Inc.	1,638,195	97,472,602
RPM International Inc.	1,988,154	37,576,111

		425,581,491
COMMERCIAL SERVICES—1.85%
Deluxe Corp.	2,285,584	61,207,940
Donnelley (R.R.) & Sons Co.	1,898,581	61,893,741

		123,101,681
DISTRIBUTION & WHOLESALE—1.45%
Genuine Parts Co.	2,258,582	96,057,492

		96,057,492
DIVERSIFIED FINANCIAL SERVICES—3.31%
Citigroup Inc.	2,011,029	93,673,731
IndyMac Bancorp Inc.	346,312	14,150,308
JP Morgan Chase & Co.	2,271,836	90,305,481
Waddell & Reed Financial Inc. Class A	971,333	21,641,299

		219,770,819

ELECTRIC—16.68%
Black Hills Corp.	1,042,190	37,101,964
Consolidated Edison Inc.	295,951	13,912,657
DTE Energy Co.	4,191,443	176,878,895
Duke Energy Corp.	507,112	14,376,625
Duquesne Light Holdings Inc.	2,835,873	50,988,997
Energy East Corp.	3,870,052	96,170,792
Entergy Corp.	515,956	35,864,102
Exelon Corp.	429,042	24,635,592
FirstEnergy Corp.	2,923,365	146,460,586
FPL Group Inc.	3,697,375	154,513,301
Great Plains Energy Inc.	462,745	13,202,115
Northeast Utilities	325,324	6,467,441
OGE Energy Corp.	500,313	13,583,498
Pinnacle West Capital Corp.	3,675,619	156,618,126
PNM Resources Inc.	531,633	13,062,223
PPL Corp.	2,915,434	87,842,026
Progress Energy Inc.	307,172	13,398,843
SCANA Corp.	1,300,703	52,249,239
UniSource Energy Corp.	788	24,373

		1,107,351,395
ELECTRICAL COMPONENTS & EQUIPMENT—0.54%
Emerson Electric Co.	462,954	35,855,787

		35,855,787
ENVIRONMENTAL CONTROL—0.38%
Waste Management Inc.	808,986	25,547,778

		25,547,778
FOOD—2.00%
Albertson’s Inc.	1,652,234	41,553,685
ConAgra Foods Inc.	663,537	13,755,122
General Mills Inc.	769,652	37,412,784
Sara Lee Corp.	2,205,774	40,321,549

		133,043,140
FOREST PRODUCTS & PAPER—0.61%
MeadWestvaco Corp.	1,528,293	40,790,140

		40,790,140
GAS—4.59%
AGL Resources Inc.	1,122,389	40,159,078
Atmos Energy Corp.	505,443	13,283,042
KeySpan Corp.	398,514	14,314,623
Nicor Inc.	2,310,539	94,501,045
NiSource Inc.	4,447,126	91,299,497
ONEOK Inc.	852,193	24,082,974
Vectren Corp.	493,345	13,497,919
WGL Holdings Inc.	438,190	13,662,764

		304,800,942
HOME FURNISHINGS—1.19%
La-Z-Boy Inc.(1)	1,684,697	27,527,949
Maytag Corp.	11,885	204,660
Whirlpool Corp.	636,583	51,359,516

		79,092,125
HOUSEHOLD PRODUCTS & WARES—1.42%
Avery Dennison Corp.	715,599	42,749,884
Kimberly-Clark Corp.	905,040	51,695,885

		94,445,769
INSURANCE—5.56%
Cincinnati Financial Corp.	46,933	2,137,329
Fidelity National Title Group Inc. Class A	574,035	13,994,973
Gallagher (Arthur J.) & Co.	1,658,296	48,355,911
Jefferson-Pilot Corp.	812,745	47,407,416
Lincoln National Corp.	2,267,209	123,630,907
Unitrin Inc.	3,014,786	133,283,689

		368,810,225
INTERNET—0.20%
United Online Inc.	946,751	12,942,086

		12,942,086
OFFICE & BUSINESS EQUIPMENT—0.71%
Pitney Bowes Inc.	1,100,408	47,031,438

		47,031,438
OIL & GAS—2.70%
Chevron Corp.	1,639,298	97,341,515
Marathon Oil Corp.	1,066,529	81,984,084

		179,325,599

PACKAGING & CONTAINERS—0.88%
Sonoco Products Co.	1,893,513	58,642,098

		58,642,098
PHARMACEUTICALS—5.44%
Abbott Laboratories	690,943	29,814,190
Bristol-Myers Squibb Co.	4,808,867	109,594,079
Lilly (Eli) & Co.	810,997	45,918,650
Merck & Co. Inc.	4,263,538	147,092,061
Pfizer Inc.	1,119,982	28,761,138

		361,180,118
PIPELINES—2.19%
Kinder Morgan Inc.	1,512,781	145,605,171

		145,605,171
RETAIL—0.04%
Pier 1 Imports Inc.	214,200	2,317,644

		2,317,644
SAVINGS & LOANS—4.69%
Astoria Financial Corp.	622,618	17,931,398
New York Community Bancorp Inc.	3,509,547	59,872,872
People’s Bank	2,662,920	81,725,015
Washington Federal Inc.	1,898,793	45,836,863
Washington Mutual Inc.	2,506,309	106,066,997

		311,433,145
TELECOMMUNICATIONS—3.46%
Alltel Corp.	247,907	14,881,857
AT&T Inc.	4,782,111	124,095,780
BellSouth Corp.	2,921,765	84,059,179
Verizon Communications Inc.	201,189	6,369,644

		229,406,460

TOTAL COMMON STOCKS
(Cost: $6,508,448,396)		6,717,205,568

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.41%

CERTIFICATES OF DEPOSIT(2)—0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$87,742	87,742
Wells Fargo Bank N.A.
4.78%, 12/05/06	140,387	140,387

		228,129
COMMERCIAL PAPER(2)—0.02%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	175,484	174,322
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	97,445	97,329
CAFCO LLC
4.19%, 02/06/06	201,807	201,689
CC USA Inc.
4.23%, 04/21/06	52,645	52,157
CRC Funding LLC
4.19%, 02/03/06-02/06/06	272,001	271,916
Edison Asset Securitization LLC
4.37%, 05/08/06	87,742	86,720
Galaxy Funding Inc.
4.23%, 04/18/06	50,364	49,914
Grampian Funding LLC
4.41%, 05/15/06	87,742	86,635
HSBC PLC
3.88%, 02/03/06	52,645	52,634
Nordea North America Inc.
4.16%, 04/04/06	184,258	182,938
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	175,484	175,179
Sedna Finance Inc.
3.92%, 02/21/06	43,871	43,776
Sigma Finance Inc.
4.16%, 04/06/06	105,291	104,512

		1,579,721

LOAN PARTICIPATIONS(2)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	87,742	87,742

		87,742
MEDIUM-TERM NOTES(2)—0.01%
Dorada Finance Inc.
3.93%, 07/07/06	54,400	54,398
K2 USA LLC
3.94%, 07/07/06	105,291	105,288
Marshall & Ilsley Bank
5.18%, 12/15/06	175,484	176,009
Toronto-Dominion Bank
3.81%, 06/20/06	219,355	219,363
US Bank N.A.
2.85%, 11/15/06	35,097	34,589

		589,647
MONEY MARKET FUNDS—0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(3)(4)	1,320,283	1,320,283

		1,320,283
REPURCHASE AGREEMENTS(2)—0.11%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,632,590 (collateralized by U.S. Government obligations, value $2,690,931, 5.00%, 7/1/35).	$2,632,264	2,632,264
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $263,259 (collateralized by non-U.S. Government debt securities, value $290,203, 0.00% to 7.53%, 11/25/30 to 3/25/46)(5)	263,226	263,226
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $877,530 (collateralized by U.S. Government obligations, value $896,977, 3.50% to 8.00%, 8/1/08 to 2/1/36).	877,421	877,421
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $438,766 (collateralized by non-U.S. Government debt securities, value $452,885, 3.21% to 5.96%, 8/3/14 to 8/19/45)(5)	438,711	438,711
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $877,530 (collateralized by U.S. Government obligations, value $896,977, 4.00% to 5.50%, 9/1/20 to 1/1/36).	877,421	877,421
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $526,521 (collateralized by non-U.S. Government debt securities, value $554,015, 0.00% to 10.00%, 7/30/08 to 12/1/10)(5)	526,453	526,453
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $263,260 (collateralized by non-U.S. Government debt securities, value $271,735, 4.60% to 9.25%, 5/15/06 to 2/1/24)(5)	263,226	263,226
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $394,889 (collateralized by U.S. Government obligations, value $407,599, 3.50% to 6.00%, 10/25/11 to 5/25/34).	394,840	394,840
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $877,532 (collateralized by non-U.S. Government debt securities, value $913,910, 0.00% to 8.85%, 2/3/06 to 3/15/42)(5)	877,421	877,421

		7,150,983
TIME DEPOSITS(2)—0.04%
Abbey National Treasury Services PLC
4.49%, 02/01/06	614,195	614,195
Deutsche Bank AG
4.47%-4.48%, 02/01/06	757,864	757,864
Societe Generale
4.48%, 02/01/06	877,421	877,421
UBS AG
4.48%, 02/01/06	350,968	350,968

		2,600,448

VARIABLE & FLOATING RATE NOTES(2)—0.21%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(6)	616,827	616,967
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	412,388	412,384
American Express Centurion Bank
4.52%, 06/29/06	70,194	70,194
American Express Credit Corp.
4.49%, 02/05/07	52,645	52,691
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(6)	570,324	570,516
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(6)	114,065	114,065
Bank of Ireland
4.46%, 12/20/06(6)	175,484	175,484
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(6)	436,956	436,942
BMW US Capital LLC
4.44%, 02/15/07(6)	175,484	175,484
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(6)	472,053	472,044
Commodore CDO Ltd.
4.56%, 12/12/06(6)	43,871	43,871
Credit Suisse First Boston NY
4.39%, 05/09/06	175,484	175,484
DEPFA Bank PLC
4.50%, 12/15/06	175,484	175,484
Descartes Funding Trust
4.47%, 11/15/06(6)	78,968	78,968
Dorada Finance Inc.
4.47%, 06/26/06(6)	43,871	43,869
Eli Lilly Services Inc.
4.36%, 09/01/06(6)	175,484	175,484
Fifth Third Bancorp.
4.49%, 01/23/07(6)	350,968	350,968
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(6)	122,839	122,838
General Electric Capital Corp.
4.52%, 01/09/07	78,968	79,027
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	131,613	131,613
Hartford Life Global Funding Trusts
4.46%, 02/15/07	175,484	175,484
HBOS Treasury Services PLC
4.57%, 01/24/07	175,484	175,484
Holmes Financing PLC
4.44%, 12/15/06(6)	482,582	482,582
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	149,162	149,190
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(6)	508,904	508,885
Leafs LLC
4.49%, 02/21/06-01/22/07(6)	183,787	183,787
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(6)	421,162	421,166
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	272,001	272,011
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(6)	524,698	524,947
Mound Financing PLC
4.38%, 11/08/06(6)	350,968	350,968
Natexis Banques Populaires
4.45%, 01/12/07(6)	131,613	131,613
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(6)	473,807	473,825
Nordea Bank AB
4.42%, 01/11/07(6)	307,097	307,097
Northern Rock PLC
4.40%, 02/02/07(6)	210,581	210,588
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(6)	477,317	477,317
Pfizer Investment Capital PLC
4.43%, 12/15/06(6)	438,711	438,711
Principal Life Income Funding Trusts
4.29%, 05/10/06	131,613	131,615
Royal Bank of Scotland
4.50%, 08/30/06	175,484	175,464
Sedna Finance Inc.
4.46%, 09/20/06(6)	52,645	52,645
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(6)	194,787	194,783
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(6)	175,484	175,484

Societe Generale
4.36%, 02/02/07(6)	122,839	122,839
Strips III LLC
4.57%, 07/24/06(6)(7)	46,294	46,294
SunTrust Bank
4.62%, 04/28/06	263,226	263,226
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(6)	391,330	391,307
Toyota Motor Credit Corp.
4.53%, 04/10/06	78,968	78,968
UniCredito Italiano SpA
4.43%, 06/14/06	228,130	228,100
Union Hamilton Special Funding LLC
4.52%, 03/28/06(6)	175,484	175,484
US Bank N.A.
4.49%, 09/29/06	78,968	78,954
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	570,324	570,323
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(6)	348,307	348,307
Wells Fargo & Co.
4.46%, 09/15/06(6)	87,742	87,747
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(6)	131,613	131,602
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(6)	184,258	184,257
Winston Funding Ltd.
4.68%, 04/23/06(6)	125,296	125,296
World Savings Bank
4.37%, 03/09/06	263,226	263,225

		13,583,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,140,905)		27,140,905

TOTAL INVESTMENTS IN SECURITIES—101.59%
(Cost: $6,535,589,301)		6,744,346,473
Other Assets, Less Liabilities—(1.59)%		(105,605,896)

NET ASSETS—100.00%		$6,638,740,577

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(3)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(4)	The rate quoted is the annualized seven-day yield of the fund at period end.
(5)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—100.01%

AIRLINES–10.60%
Alaska Air Group Inc.(1)	97,863	$3,124,766
AMR Corp.(1)	174,215	3,954,680
Continental Airlines Inc. Class B(1)(2)	173,573	3,629,411
JetBlue Airways Corp.(1)(2)	259,104	3,378,716
SkyWest Inc.	40,971	1,195,534
Southwest Airlines Co.	179,715	2,958,109

		18,241,216
TRANSPORTATION—85.24%
Alexander & Baldwin Inc.(2)	138,904	7,302,183
Burlington Northern Santa Fe Corp.	139,445	11,172,333
CH Robinson Worldwide Inc.	179,575	7,265,605
CNF Inc.	143,672	7,363,190
CSX Corp.	163,188	8,735,454
Expeditors International Washington Inc.(2)	177,837	13,078,133
FedEx Corp.	181,071	18,315,332
Hunt (J.B.) Transport Services Inc.(2)	185,589	4,417,018
Landstar System Inc.	178,637	7,556,345
Norfolk Southern Corp.	182,120	9,076,861
Overseas Shipholding Group Inc.(2)	143,738	7,414,006
Ryder System Inc.	181,106	8,095,438
Union Pacific Corp.	174,938	15,475,015
United Parcel Service Inc. Class B	176,714	13,237,646
YRC Worldwide Inc.(1)	164,265	8,186,968

		146,691,527
TRUCKING & LEASING—4.17%
GATX Corp.	180,891	7,183,182

		7,183,182

TOTAL COMMON STOCKS
(Cost: $166,359,776)		172,115,925

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—8.76%

CERTIFICATES OF DEPOSIT(3)—0.08%
Toronto-Dominion Bank
3.94%, 07/10/06	$50,961	50,961
Wells Fargo Bank N.A.
4.78%, 12/05/06	81,537	81,537

		132,498
COMMERCIAL PAPER(3)—0.53%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	101,922	101,246
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	56,596	56,529
CAFCO LLC
4.19%, 02/06/06	117,210	117,142
CC USA Inc.
4.23%, 04/21/06	30,577	30,293
CRC Funding LLC
4.19%, 02/03/06-02/06/06	157,979	157,930
Edison Asset Securitization LLC
4.37%, 05/08/06	50,961	50,367
Galaxy Funding Inc.
4.23%, 04/18/06	29,252	28,990
Grampian Funding LLC
4.41%, 05/15/06	50,961	50,318
HSBC PLC
3.88%, 02/03/06	30,577	30,570
Nordea North America Inc.
4.16%, 04/04/06	107,018	106,251
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	101,922	101,745

Sedna Finance Inc.
3.92%, 02/21/06	25,480	25,425
Sigma Finance Inc.
4.16%, 04/06/06	61,153	60,701

		917,507
LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	50,961	50,961

		50,961
MEDIUM-TERM NOTES(3)—0.20%
Dorada Finance Inc.
3.93%, 07/07/06	31,596	31,594
K2 USA LLC
3.94%, 07/07/06	61,153	61,152
Marshall & Ilsley Bank
5.18%, 12/15/06	101,922	102,226
Toronto-Dominion Bank
3.81%, 06/20/06	127,402	127,407
US Bank N.A.
2.85%, 11/15/06	20,384	20,089

		342,468
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	70,316	70,316

		70,316
REPURCHASE AGREEMENTS(3)—2.41%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,529,014 (collateralized by U.S. Government obligations, value $1,562,899, 5.00%, 7/1/35).	$1,528,825	1,528,825
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $152,902 (collateralized by non-U.S. Government debt securities, value $168,550, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	152,883	152,883
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $509,671 (collateralized by U.S. Government obligations, value $520,966, 3.50% to 8.00%, 8/1/08 to 2/1/36).	509,608	509,608
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $254,836 (collateralized by non-U.S. Government debt securities, value $263,037, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	254,804	254,804
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $509,671 (collateralized by U.S. Government obligations, value $520,966, 4.00% to 5.50%, 9/1/20 to 1/1/36).	509,608	509,608
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $305,804 (collateralized by non-U.S. Government debt securities, value $321,773, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	305,765	305,765
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $152,903 (collateralized by non-U.S. Government debt securities, value $157,824, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	152,883	152,883
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $229,352 (collateralized by U.S. Government obligations, value $236,735, 3.50% to 6.00%, 10/25/11 to 5/25/34).	229,324	229,324
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $509,672 (collateralized by non-U.S. Government debt securities, value $530,801, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	509,608	509,608

		4,153,308
TIME DEPOSITS(3)—0.88%
Abbey National Treasury Services PLC
4.49%, 02/01/06	356,726	356,726

Deutsche Bank AG
4.47%-4.48%, 02/01/06	440,169	440,169
Societe Generale
4.48%, 02/01/06	509,608	509,608
UBS AG
4.48%, 02/01/06	203,843	203,843

		1,510,346
VARIABLE & FLOATING RATE NOTES(3)—4.59%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	358,255	358,336
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	239,516	239,514
American Express Centurion Bank
4.52%, 06/29/06	40,769	40,769
American Express Credit Corp.
4.49%, 02/05/07	30,577	30,603
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	331,245	331,358
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	66,249	66,249
Bank of Ireland
4.46%, 12/20/06(7)	101,922	101,922
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	253,785	253,777
BMW US Capital LLC
4.44%, 02/15/07(7)	101,922	101,922
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	274,169	274,164
Commodore CDO Ltd.
4.56%, 12/12/06(7)	25,480	25,480
Credit Suisse First Boston NY
4.39%, 05/09/06	101,922	101,922
DEPFA Bank PLC
4.50%, 12/15/06	101,922	101,922
Descartes Funding Trust
4.47%, 11/15/06(7)	45,865	45,865
Dorada Finance Inc.
4.47%, 06/26/06(7)	25,480	25,479
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	101,922	101,922
Fifth Third Bancorp.
4.49%, 01/23/07(7)	203,843	203,843
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	71,345	71,345
General Electric Capital Corp.
4.52%, 01/09/07	45,865	45,899
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	76,441	76,441
Hartford Life Global Funding Trusts
4.46%, 02/15/07	101,922	101,922
HBOS Treasury Services PLC
4.57%, 01/24/07	101,922	101,922
Holmes Financing PLC
4.44%, 12/15/06(7)	280,285	280,285
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	86,633	86,650
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	295,573	295,561
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	106,737	106,737
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	244,612	244,615
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	157,979	157,985
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	304,746	304,891
Mound Financing PLC
4.38%, 11/08/06(7)	203,843	203,843
Natexis Banques Populaires
4.45%, 01/12/07(7)	76,441	76,441
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	275,189	275,199
Nordea Bank AB
4.42%, 01/11/07(7)	178,363	178,363
Northern Rock PLC
4.40%, 02/02/07(7)	122,306	122,310
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	277,227	277,227
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	254,804	254,804
Principal Life Income Funding Trusts
4.29%, 05/10/06	76,441	76,442

Royal Bank of Scotland
4.50%, 08/30/06	101,922	101,910
Sedna Finance Inc.
4.46%, 09/20/06(7)	30,577	30,576
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	113,133	113,131
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	101,922	101,922
Societe Generale
4.36%, 02/02/07(7)	71,345	71,345
Strips III LLC
4.57%, 07/24/06(7)(8)	26,887	26,887
SunTrust Bank
4.62%, 04/28/06	152,883	152,883
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	227,285	227,272
Toyota Motor Credit Corp.
4.53%, 04/10/06	45,865	45,865
UniCredito Italiano SpA
4.43%, 06/14/06	132,498	132,481
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	101,922	101,922
US Bank N.A.
4.49%, 09/29/06	45,865	45,857
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	331,245	331,246
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	202,298	202,298
Wells Fargo & Co.
4.46%, 09/15/06(7)	50,961	50,964
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	76,441	76,435
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	107,018	107,017
Winston Funding Ltd.
4.68%, 04/23/06(7)	72,772	72,772
World Savings Bank
4.37%, 03/09/06	152,883	152,882

		7,889,594
TOTAL SHORT-TERM INVESTMENTS

(Cost: $15,066,998)		15,066,998

TOTAL INVESTMENTS IN SECURITIES—108.77%
(Cost: $181,426,774)		187,182,923
Other Assets, Less Liabilities—(8.77)%		(15,087,895)

NET ASSETS—100.00%		$172,095,028

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.94%

AGRICULTURE—5.32%
Monsanto Co.	254,508	$21,533,922

		21,533,922
BIOTECHNOLOGY—0.13%
Cambrex Corp.(1)	23,403	517,440

		517,440
CHEMICALS—45.82%
Air Products & Chemicals Inc.	197,985	12,213,695
Airgas Inc.	62,881	2,438,525
Albemarle Corp.(1)	35,322	1,546,044
Ashland Inc.	69,389	4,574,123
Cabot Corp.(1)	52,907	2,075,013
Chemtura Corp.	222,550	2,797,453
Cytec Industries Inc.	35,745	1,772,952
Dow Chemical Co. (The)	919,895	38,911,558
Du Pont (E.I.) de Nemours and Co.(1)	949,411	37,169,441
Eastman Chemical Co.	77,584	3,740,325
Ecolab Inc.	176,546	6,322,112
Engelhard Corp.	114,174	4,601,212
Ferro Corp.	40,061	788,000
FMC Corp.(2)	34,109	1,924,430
Fuller (H.B.) Co.(1)	27,306	1,031,894
Georgia Gulf Corp.	32,507	1,111,739
Hercules Inc.(2)	95,894	1,122,919
Huntsman Corp.(2)	86,059	1,860,596
International Flavors & Fragrances Inc.	83,023	2,736,438
Lubrizol Corp.	64,202	2,936,599
Lyondell Chemical Co.	213,219	5,119,388
MacDermid Inc.	24,264	731,560
Minerals Technologies Inc.(1)	19,592	1,094,605
Mosaic Co. (The)(1)(2)	120,254	1,859,127
Olin Corp.	66,559	1,364,459
OM Group Inc.(2)	27,127	583,502
PPG Industries Inc.	165,114	9,824,283
Praxair Inc.	309,926	16,326,902
Rohm & Haas Co.	136,823	6,964,291
RPM International Inc.(1)	110,434	2,087,203
Schulman (A.) Inc.	29,281	721,777
Sensient Technologies Corp.(1)	41,953	795,429
Sigma-Aldrich Corp.	54,872	3,560,095
Valspar Corp. (The)	89,810	2,444,628
Wellman Inc.	29,846	211,907

		185,364,224
COAL—6.78%
Arch Coal Inc. (1)	65,117	5,646,946
CONSOL Energy Inc.	87,539	6,381,593
Massey Energy Co.	72,404	2,986,665
Peabody Energy Corp.	124,542	12,393,174

		27,408,378
ENERGY–ALTERNATE SOURCES—0.34%
Headwaters Inc.(1)(2)	39,418	1,359,921

		1,359,921
FOREST PRODUCTS & PAPER—8.48%
Bowater Inc.(1)	52,984	1,448,583
Caraustar Industries Inc.(2)	27,480	298,982
International Paper Co.	467,380	15,250,609
Neenah Paper Inc.	14,167	415,093
Pope & Talbot Inc.	15,198	124,624
Wausau Paper Corp.	46,528	593,232
Weyerhaeuser Co.	231,830	16,172,461

		34,303,584
HOUSEHOLD PRODUCTS & WARES—1.91%
Avery Dennison Corp.	93,147	5,564,602
Scotts Miracle-Gro Co. (The) Class A	43,240	2,140,380

		7,704,982

IRON & STEEL—8.11%
AK Steel Holding Corp.(2)	98,651	1,135,473
Allegheny Technologies Inc.	77,536	4,020,242
Carpenter Technology Corp.(1)	20,752	1,879,301
Chaparral Steel Co.(2)	21,770	893,658
Cleveland-Cliffs Inc.	20,563	2,217,720
Nucor Corp.	134,799	11,354,120
Reliance Steel & Aluminum Co.	26,889	2,137,675
Ryerson Inc.(1)	21,618	667,564
Steel Dynamics Inc.	43,205	2,005,576
United States Steel Corp.(1)	108,886	6,505,938

		32,817,267
MANUFACTURING—0.87%
Harsco Corp.	39,625	3,139,092
Tredegar Corp.	24,366	363,784

		3,502,876
METAL FABRICATE & HARDWARE—1.00%
Commercial Metals Co.	56,151	2,657,627
Worthington Industries Inc.(1)	67,739	1,397,456

		4,055,083
MINING–21.18%
Alcoa Inc.	831,256	26,184,564
Coeur d'Alene Mines Corp.(2)	238,151	1,233,622
Freeport-McMoRan Copper & Gold Inc.	171,189	10,998,893
Meridian Gold Inc.(2)	94,456	2,567,314
Newmont Mining Corp.	395,511	24,442,580
Phelps Dodge Corp.	89,591	14,379,355
RTI International Metals Inc.(2)	21,978	994,504
Southern Copper Corp.(1)	35,027	3,050,852
Stillwater Mining Co.(2)	41,845	606,753
USEC Inc.	80,388	1,229,133

		85,687,570

TOTAL COMMON STOCKS
(Cost: $369,157,964)		404,255,247

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—6.51%

CERTIFICATES OF DEPOSIT(3)—0.06%
Toronto-Dominion Bank
3.94%, 07/10/06	$88,731	88,731
Wells Fargo Bank N.A.
4.78%, 12/05/06	141,970	141,970

		230,701
COMMERCIAL PAPER(3)—0.39%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	177,462	176,288
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	98,543	98,427
CAFCO LLC
4.19%, 02/06/06	204,082	203,963
CC USA Inc.
4.23%, 04/21/06	53,239	52,745
CRC Funding LLC
4.19%, 02/03/06-02/06/06	275,067	274,981
Edison Asset Securitization LLC
4.37%, 05/08/06	88,731	87,697
Galaxy Funding Inc.
4.23%, 04/18/06	50,932	50,477
Grampian Funding LLC
4.41%, 05/15/06	88,731	87,612
HSBC PLC
3.88%, 02/03/06	53,239	53,227
Nordea North America Inc.
4.16%, 04/04/06	186,335	185,000
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	177,462	177,154
Sedna Finance Inc.
3.92%, 02/21/06	44,366	44,269
Sigma Finance Inc.
4.16%, 04/06/06	106,477	105,690

		1,597,530

LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	88,731	88,731

		88,731
MEDIUM-TERM NOTES(3)—0.15%
Dorada Finance Inc.
3.93%, 07/07/06	55,013	55,011
K2 USA LLC
3.94%, 07/07/06	106,477	106,475
Marshall & Ilsley Bank
5.18%, 12/15/06	177,462	177,993
Toronto-Dominion Bank
3.81%, 06/20/06	221,828	221,836
US Bank N.A.
2.85%, 11/15/06	35,492	34,979

		596,294
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	235,665	235,665

		235,665
REPURCHASE AGREEMENTS(3)—1.79%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,662,265 (collateralized by U.S. Government obligations, value $2,721,264, 5.00%, 7/1/35).	$2,661,935	2,661,935
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $266,228 (collateralized by non-U.S. Government debt securities, value $293,474, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	266,194	266,194
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $887,422 (collateralized by U.S. Government obligations, value $907,088, 3.50% to 8.00%, 8/1/08 to 2/1/36).	887,312	887,312
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $443,712 (collateralized by non-U.S. Government debt securities, value $457,991, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	443,656	443,656
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $887,422 (collateralized by U.S. Government obligations, value $907,088, 4.00% to 5.50%, 9/1/20 to 1/1/36).	887,312	887,312
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $532,456 (collateralized by non-U.S. Government debt securities, value $560,260, 0.00% to 10.00%, 7/30/08 to 12/1/10 ).(6)	532,387	532,387
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $266,228 (collateralized by non-U.S. Government debt securities, value $274,798, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	266,194	266,194
Merrill Lynch Government Securities Repurchase Agreement, 4.46%, due 2/1/06, maturity value $399,339 (collateralized by U.S. Government obligations, value $412,194, 3.50% to 6.00%, 10/25/11 to 5/25/34).	399,290	399,290
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $887,424 (collateralized by long-term non-U.S. Government debt securities, value $924,212, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	887,312	887,312

		7,231,592
TIME DEPOSITS(3)—0.65%
Abbey National Treasury Services PLC
4.49%, 02/01/06	621,118	621,118
Deutsche Bank AG
4.47%-4.48%, 02/01/06	766,407	766,406
Societe Generale
4.48%, 02/01/06	887,312	887,312
UBS AG
4.48%, 02/01/06	354,925	354,925

		2,629,761

VARIABLE & FLOATING RATE NOTES(3)—3.39%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	623,780	623,923
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	417,037	417,034
American Express Centurion Bank
4.52%, 06/29/06	70,985	70,985
American Express Credit Corp.
4.49%, 02/05/07	53,239	53,285
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	576,753	576,947
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	115,351	115,351
Bank of Ireland
4.46%, 12/20/06(7)	177,462	177,462
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	441,881	441,867
BMW US Capital LLC
4.44%, 02/15/07(7)	177,462	177,462
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	477,374	477,365
Commodore CDO Ltd.
4.56%, 12/12/06(7)	44,366	44,366
Credit Suisse First Boston NY
4.39%, 05/09/06	177,462	177,462
DEPFA Bank PLC
4.50%, 12/15/06	177,462	177,462
Descartes Funding Trust
4.47%, 11/15/06(7)	79,858	79,858
Dorada Finance Inc.
4.47%, 06/26/06(7)	44,366	44,364
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	177,462	177,462
Fifth Third Bancorp.
4.49%, 01/23/07(7)	354,925	354,925
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	124,224	124,223
General Electric Capital Corp.
4.52%, 01/09/07	79,858	79,918
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	133,097	133,097
Hartford Life Global Funding Trusts
4.46%, 02/15/07	177,462	177,462
HBOS Treasury Services PLC
4.57%, 01/24/07	177,462	177,462
Holmes Financing PLC
4.44%, 12/15/06 (7)	488,022	488,022
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	150,843	150,872
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	514,641	514,621
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	185,850	185,850
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	425,910	425,914
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	275,067	275,078
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	530,612	530,865
Mound Financing PLC
4.38%, 11/08/06(7)	354,925	354,925
Natexis Banques Populaires
4.45%, 01/12/07(7)	133,097	133,097
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	479,148	479,166
Nordea Bank AB
4.42%, 01/11/07(7)	310,559	310,559
Northern Rock PLC
4.40%, 02/02/07(7)	212,955	212,962
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	482,698	482,698
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	443,656	443,656
Principal Life Income Funding Trusts
4.29%, 05/10/06	133,097	133,098
Royal Bank of Scotland
4.50%, 08/30/06	177,462	177,442
Sedna Finance Inc.
4.46%, 09/20/06(7)	53,239	53,239
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	196,983	196,979
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	177,462	177,462

Societe Generale
4.36%, 02/02/07(7)	124,224	124,224
Strips III LLC
4.57%, 07/24/06(7)(8)	46,815	46,815
SunTrust Bank
4.62%, 04/28/06	266,194	266,194
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	395,741	395,718
Toyota Motor Credit Corp.
4.53%, 04/10/06	79,858	79,858
UniCredito Italiano SpA
4.43%, 06/14/06	230,701	230,671
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	177,462	177,462
US Bank N.A.
4.49%, 09/29/06	79,858	79,844
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	576,753	576,752
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	352,234	352,233
Wells Fargo & Co.
4.46%, 09/15/06(7)	88,731	88,736
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	133,097	133,085
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	186,335	186,335
Winston Funding Ltd.
4.68%, 04/23/06(7)	126,708	126,708
World Savings Bank
4.37%, 03/09/06	266,194	266,192

		13,737,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,347,348)		26,347,348

TOTAL INVESTMENTS IN SECURITIES—106.45%
(Cost: $395,505,312)		430,602,595
Other Assets, Less Liabilities—(6.45)%		(26,084,587)

NET ASSETS—100.00%		$404,518,008

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.81%

AGRICULTURE—16.26%
Altria Group Inc.	583,778	$42,230,502
Archer-Daniels-Midland Co.	168,777	5,316,475
Bunge Ltd.(1)	31,232	1,841,439
Loews Corp.-Carolina Group	21,939	1,011,827
Reynolds American Inc.(1)	24,100	2,437,233
Universal Corp.	7,131	336,940
UST Inc.	46,538	1,812,190

		54,986,606
APPAREL—4.74%
Coach Inc.(2)	107,870	3,877,926
Jones Apparel Group Inc.	34,429	1,076,939
Kellwood Co.(1)	7,701	186,441
Liz Claiborne Inc.(1)	30,662	1,064,585
Nike Inc. Class B(1)	51,453	4,165,120
Phillips-Van Heusen Corp.	10,408	376,041
Polo Ralph Lauren Corp.	17,091	968,034
Quiksilver Inc.(1)(2)	32,943	461,861
Reebok International Ltd.	13,952	823,028
Russell Corp.(1)	8,075	123,386
Stride Rite Corp.	10,254	148,375
Timberland Co. Class A(2)	15,825	553,242
Tommy Hilfiger Corp.(2)	25,775	425,287
VF Corp.	25,246	1,400,648
Wolverine World Wide Inc.	16,145	388,287

		16,039,200
AUTO MANUFACTURERS—2.11%
Ford Motor Co.	496,356	4,258,734
General Motors Corp.(1)	119,073	2,864,896

		7,123,630
AUTO PARTS & EQUIPMENT—2.22%
American Axle & Manufacturing Holdings Inc.(1)	12,427	231,018
ArvinMeritor Inc.	19,607	342,142
BorgWarner Inc.	15,739	867,691
Cooper Tire & Rubber Co.	17,972	269,400
Dana Corp.(1)	42,180	205,417
Goodyear Tire & Rubber Co. (The)(2)	49,492	774,055
Johnson Controls Inc.	53,925	3,733,767
Lear Corp.	19,253	488,064
Modine Manufacturing Co.	9,274	251,325
Proliance International Inc.(1)(2)	4,619	23,557
Superior Industries International Inc.(1)	6,149	142,657
Visteon Corp.(2)	36,321	190,685

		7,519,778
BEVERAGES—20.19%
Anheuser-Busch Companies Inc.	219,024	9,076,355
Brown-Forman Corp. Class B(1)	11,295	801,041
Coca-Cola Co. (The)	624,091	25,824,886
Coca-Cola Enterprises Inc.	69,755	1,376,964
Constellation Brands Inc.(2)	54,179	1,446,038
Molson Coors Brewing Co. Class B	20,353	1,272,062
Pepsi Bottling Group Inc.	41,933	1,216,057
PepsiAmericas Inc.	19,291	472,437
PepsiCo Inc.	468,220	26,772,820

		68,258,660
BIOTECHNOLOGY—0.07%
Martek Biosciences Corp.(1)(2)	8,715	250,992

		250,992
COMMERCIAL SERVICES—0.16%
Weight Watchers International Inc.(1)(2)	11,391	535,833

		535,833
COMPUTERS—0.05%
Lexar Media Inc.(2)	21,303	165,524

		165,524

COSMETICS & PERSONAL CARE—21.04%
Alberto-Culver Co.	23,151	1,025,589
Avon Products Inc.	129,307	3,661,974
Colgate-Palmolive Co.	146,040	8,016,136
Estee Lauder Companies Inc. Class A(1)	37,874	1,381,265
Procter & Gamble Co.	963,334	57,058,273

		71,143,237
DISTRIBUTION & WHOLESALE—0.80%
Genuine Parts Co.	49,345	2,098,643
SCP Pool Corp.(1)	14,787	589,706

		2,688,349
ELECTRICAL COMPONENTS & EQUIPMENT—0.32%
Energizer Holdings Inc.(1)(2)	19,855	1,074,354

		1,074,354
ELECTRONICS—0.52%
Garmin Ltd.(1)	16,255	1,011,224
Gentex Corp.	44,056	735,735

		1,746,959
FOOD—10.57%
Campbell Soup Co.	72,015	2,155,409
Chiquita Brands International Inc.	10,919	197,743
ConAgra Foods Inc.	146,521	3,037,380
Corn Products International Inc.	20,731	565,334
Dean Foods Co.(2)	41,989	1,592,643
Del Monte Foods Co.	56,667	605,770
Flowers Foods Inc.(1)	15,775	433,970
General Mills Inc.	100,158	4,868,680
Hain Celestial Group Inc.(2)	8,350	194,639
Heinz (H.J.) Co.	98,788	3,352,865
Hershey Co. (The)	48,412	2,478,694
Hormel Foods Corp.	21,101	707,517
Kellogg Co.	65,962	2,829,770
Kraft Foods Inc.(1)	73,318	2,158,482
McCormick & Co. Inc. NVS	32,028	967,566
Ralcorp Holdings Inc.(2)	8,204	322,417
Sara Lee Corp.	222,646	4,069,969
Smithfield Foods Inc.(2)	26,355	707,368
Smucker (J.M.) Co. (The)	16,345	711,008
Tootsie Roll Industries Inc.(1)	6,426	186,675
TreeHouse Foods Inc.(2)	8,376	164,588
Tyson Foods Inc. Class A	66,628	954,779
Wrigley (William Jr.) Co.	38,776	2,480,113

		35,743,379
HAND & MACHINE TOOLS—1.11%
Black & Decker Corp.	23,150	1,997,845
Snap-On Inc.(1)	14,670	588,707
Stanley Works (The)	23,983	1,176,126

		3,762,678
HEALTH CARE–PRODUCTS—0.03%
Oakley Inc.	7,331	114,730

		114,730
HOME BUILDERS—5.86%
Beazer Homes USA Inc.(1)	11,041	804,226
Centex Corp.	36,158	2,581,320
Champion Enterprises Inc.(2)	20,499	281,041
Fleetwood Enterprises Inc.(1)(2)	17,700	210,630
Horton (D.R.) Inc.	76,931	2,871,065
Hovnanian Enterprises Inc. Class A(1)(2)	9,672	468,318
KB Home(1)	21,634	1,648,511
Lennar Corp. Class A	34,579	2,163,262
Lennar Corp. Class B	3,165	182,905
M.D.C. Holdings Inc.	9,198	583,613
Meritage Homes Corp.(1)(2)	6,348	384,054
Monaco Coach Corp.(1)	7,778	105,314
NVR Inc.(2)	1,633	1,297,010
Pulte Homes Inc.	60,191	2,401,621
Ryland Group Inc.	13,383	968,394
Standard-Pacific Corp.	19,095	742,796
Thor Industries Inc.(1)	10,915	465,525
Toll Brothers Inc.(1)(2)	30,659	1,042,406
WCI Communities Inc.(1)(2)	11,254	309,935
Winnebago Industries Inc.(1)	9,400	294,314

		19,806,260
HOME FURNISHINGS—1.41%
Ethan Allen Interiors Inc.(1)	8,945	380,252
Furniture Brands International Inc.(1)	14,286	343,721

Harman International Industries Inc.	17,355	1,909,050
La-Z-Boy Inc.(1)	14,712	240,394
Maytag Corp.	20,700	356,454
Whirlpool Corp.(1)	18,825	1,518,801

		4,748,672
HOUSEHOLD PRODUCTS & WARES—3.70%
ACCO Brands Corp.(2)	12,003	296,474
Blyth Inc.	8,450	183,365
Church & Dwight Co. Inc.(1)	17,839	656,475
Clorox Co. (The)	42,488	2,542,907
Fossil Inc.(1)(2)	13,953	330,686
Kimberly-Clark Corp.	131,702	7,522,818
Spectrum Brands Inc.(1)(2)	10,649	201,373
Tupperware Corp.	14,713	326,629
WD-40 Co.	4,519	141,942
Yankee Candle Co. Inc. (The)(1)	12,746	319,925

		12,522,594
HOUSEWARES—0.54%
Newell Rubbermaid Inc.	77,519	1,832,549

		1,832,549
LEISURE TIME—1.85%
Brunswick Corp.	27,304	1,026,357
Callaway Golf Co.	18,237	278,661
Harley-Davidson Inc.	77,459	4,146,380
Nautilus Inc.	9,367	153,150
Polaris Industries Inc.	11,755	641,235

		6,245,783
MACHINERY—0.15%
Briggs & Stratton Corp.	14,432	502,089

		502,089
MANUFACTURING—1.54%
Actuant Corp. Class A	7,594	434,757
Eastman Kodak Co.(1)	80,677	2,024,993
Lancaster Colony Corp.(1)	7,665	317,868
Leggett & Platt Inc.	53,838	1,325,492
Pentair Inc.	28,621	1,099,046

		5,202,156
OFFICE FURNISHINGS—0.51%
Herman Miller Inc.(1)	19,469	589,911
HNI Corp.	12,568	725,174
Interface Inc. Class A(2)	12,758	119,925
Steelcase Inc. Class A	16,196	272,903

		1,707,913
PHARMACEUTICALS—0.10%
NBTY Inc.(2)	16,973	351,171

		351,171
RETAIL—0.11%
Kenneth Cole Productions Inc. Class A	3,320	89,109
Nu Skin Enterprises Inc. Class A(1)	14,827	288,533

		377,642
SOFTWARE—1.93%
Activision Inc.(2)	76,599	1,098,430
Electronic Arts Inc.(2)	85,566	4,670,192
Take-Two Interactive Software Inc.(1)(2)	19,609	310,999
THQ Inc.(1)(2)	17,444	457,905

		6,537,526
TEXTILES—0.92%
Cintas Corp.	37,877	1,613,560
G&K Services Inc. Class A	5,515	219,166
Mohawk Industries Inc.(2)	15,194	1,292,098

		3,124,824
TOYS, GAMES & HOBBIES—1.00%
Hasbro Inc.	45,492	964,430
JAKKS Pacific Inc.(1)(2)	7,725	175,435
Marvel Entertainment Inc.(1)(2)	20,723	345,038
Mattel Inc.	114,179	1,883,954

		3,368,857
TOTAL COMMON STOCKS

(Cost: $344,744,221)		337,481,945

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—8.71%

CERTIFICATES OF DEPOSIT(3)—0.08%
Toronto-Dominion Bank
3.94%, 07/10/06	$99,932	99,932
Wells Fargo Bank N.A.
4.78%, 12/05/06	159,891	159,891

		259,823
COMMERCIAL PAPER(3)—0.53%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	199,864	198,546
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	110,983	110,851
CAFCO LLC
4.19%, 02/06/06	229,844	229,710
CC USA Inc.
4.23%, 04/21/06	59,959	59,403
CRC Funding LLC
4.19%, 02/03/06-02/06/06	309,790	309,693
Edison Asset Securitization LLC
4.37%, 05/08/06	99,932	98,768
Galaxy Funding Inc.
4.23%, 04/18/06	57,361	56,849
Grampian Funding LLC
4.41%, 05/15/06	99,932	98,671
HSBC PLC
3.88%, 02/03/06	59,959	59,946
Nordea North America Inc.
4.16%, 04/04/06	209,857	208,354
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	199,864	199,517
Sedna Finance Inc.
3.92%, 02/21/06	49,966	49,857
Sigma Finance Inc.
4.16%, 04/06/06	119,919	119,032

		1,799,197
LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	99,932	99,932

		99,932
MEDIUM-TERM NOTES(3)—0.20%
Dorada Finance Inc.
3.93%, 07/07/06	61,958	61,955
K2 USA LLC
3.94%, 07/07/06	119,919	119,916
Marshall & Ilsley Bank
5.18%, 12/15/06	199,864	200,462
Toronto-Dominion Bank
3.81%, 06/20/06	249,830	249,840
US Bank N.A.
2.85%, 11/15/06	39,973	39,394

		671,567
MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	29,901	29,901

		29,901
REPURCHASE AGREEMENTS(3)—2.41%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,998,335 (collateralized by U.S. Government obligations, value $3,064,782, 5.00%, 7/1/35).	$2,997,964	2,997,964
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $299,834 (collateralized by non-U.S. Government debt securities, value $330,520, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	299,796	299,796

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $999,445 (collateralized by U.S. Government obligations, value $1,021,594, 3.50% to 8.00%, 8/1/08 to 2/1/36).	999,321	999,321
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $499,724 (collateralized by non-U.S. Government debt securities, value $515,805, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	499,661	499,661
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $999,445 (collateralized by U.S. Government obligations, value $1,021,594, 4.00% to 5.50%, 9/1/20 to 1/1/36).	999,321	999,321
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $599,670 (collateralized by non-U.S. Government debt securities, value $630,985, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	599,593	599,593
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $299,834 (collateralized by non-U.S. Government debt securities, value $309,487, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	299,796	299,796
Merrill Lynch Government Securities Repurchase Agreement, 4.46%, due 2/1/06, maturity value $449,751 (collateralized by U.S. Government obligations, value $464,227, 3.50% to 6.00%, 10/25/11 to 5/25/34).	449,695	449,695
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $999,447 (collateralized by non-U.S. Government debt securities, value $1,040,879, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	999,321	999,321

		8,144,468
TIME DEPOSITS(3)—0.88%
Abbey National Treasury Services PLC
4.49%, 02/01/06	699,525	699,525
Deutsche Bank AG
4.47%-4.48%, 02/01/06	863,154	863,154
Societe Generale
4.48%, 02/01/06	999,321	999,321
UBS AG
4.48%, 02/01/06	399,729	399,729

		2,961,729
VARIABLE & FLOATING RATE NOTES(3)—4.57%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	702,523	702,682
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	469,681	469,677
American Express Centurion Bank
4.52%, 06/29/06	79,946	79,946
American Express Credit Corp.
4.49%, 02/05/07	59,959	60,011
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	649,559	649,778
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	129,912	129,912
Bank of Ireland
4.46%, 12/20/06(7)	199,864	199,864
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	497,662	497,647
BMW US Capital LLC
4.44%, 02/15/07(7)	199,864	199,864
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	537,635	537,625
Commodore CDO Ltd.
4.56%, 12/12/06(7)	49,966	49,966
Credit Suisse First Boston NY
4.39%, 05/09/06	199,864	199,864
DEPFA Bank PLC
4.50%, 12/15/06	199,864	199,864
Descartes Funding Trust
4.47%, 11/15/06(7)	89,939	89,939
Dorada Finance Inc.
4.47%, 06/26/06(7)	49,966	49,964
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	199,864	199,864
Fifth Third Bancorp.
4.49%, 01/23/07(7)	399,729	399,729

Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	139,905	139,904
General Electric Capital Corp.
4.52%, 01/09/07	89,939	90,006
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	149,898	149,898
Hartford Life Global Funding Trusts
4.46%, 02/15/07	199,864	199,864
HBOS Treasury Services PLC
4.57%, 01/24/07	199,864	199,864
Holmes Financing PLC
4.44%, 12/15/06(7)	549,627	549,627
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	169,885	169,917
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	579,606	579,584
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	209,311	209,311
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	479,674	479,680
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	309,790	309,802
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	597,594	597,877
Mound Financing PLC
4.38%, 11/08/06(7)	399,729	399,729
Natexis Banques Populaires
4.45%, 01/12/07(7)	149,898	149,898
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	539,634	539,654
Nordea Bank AB
4.42%, 01/11/07(7)	349,762	349,762
Northern Rock PLC
4.40%, 02/02/07(7)	239,837	239,845
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	543,631	543,631
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	499,661	499,661
Principal Life Income Funding Trusts
4.29%, 05/10/06	149,898	149,900
Royal Bank of Scotland
4.50%, 08/30/06	199,864	199,841
Sedna Finance Inc.
4.46%, 09/20/06(7)	59,959	59,959
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	221,849	221,845
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	199,864	199,864
Societe Generale
4.36%, 02/02/07(7)	139,905	139,905
Strips III LLC
4.57%, 07/24/06(7)(8)	52,725	52,725
SunTrust Bank
4.62%, 04/28/06	299,796	299,796
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	445,697	445,671
Toyota Motor Credit Corp.
4.53%, 04/10/06	89,939	89,939
UniCredito Italiano SpA
4.43%, 06/14/06	259,824	259,790
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	199,864	199,864
US Bank N.A.
4.49%, 09/29/06	89,939	89,923
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	649,559	649,558
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	396,698	396,698
Wells Fargo & Co.
4.46%, 09/15/06(7)	99,932	99,938
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	149,898	149,886
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	209,857	209,857
Winston Funding Ltd.
4.68%, 04/23/06(7)	142,703	142,703
World Savings Bank
4.37%, 03/09/06	299,796	299,795

		15,471,167
TOTAL SHORT-TERM INVESTMENTS

(Cost: $29,437,784)		29,437,784

TOTAL INVESTMENTS IN SECURITIES—108.52%
(Cost: $374,182,005)	366,919,729
Other Assets, Less Liabilities—(8.52)%	(28,797,484)

NET ASSETS—100.00%	$338,122,245

NVS	– Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—1.97%
ADVO Inc.(1)	4,340	$142,699
Catalina Marketing Corp.(1)	6,211	138,816
Donnelley (R.H.) Corp.(2)	7,874	516,712
Getty Images Inc.(2)	6,634	541,666
Harte-Hanks Inc.	6,996	198,546
Interpublic Group of Companies Inc.(1)(2)	57,687	582,639
Lamar Advertising Co.(2)	11,486	527,437
Omnicom Group Inc.	24,523	2,005,736
ValueVision Media Inc. Class A(1)(2)	3,449	42,250

		4,696,501
AIRLINES—1.34%
AirTran Holdings Inc.(1)(2)	11,800	199,892
Alaska Air Group Inc.(2)	4,227	134,968
AMR Corp.(2)	22,694	515,154
Continental Airlines Inc. Class B(1)(2)	11,344	237,203
JetBlue Airways Corp.(1)(2)	21,567	281,234
SkyWest Inc.	7,990	233,148
Southwest Airlines Co.	97,113	1,598,480

		3,200,079
COMMERCIAL SERVICES—4.74%
ADESA Inc.	12,550	321,280
Apollo Group Inc. Class A(2)	20,623	1,148,082
ARAMARK Corp. Class B	16,251	433,089
Arbitron Inc.	4,222	167,613
Block (H & R) Inc.	40,645	994,177
Career Education Corp.(2)	13,387	434,944
Cendant Corp.	139,298	2,331,849
Chemed Corp.	3,469	184,412
Corinthian Colleges Inc.(2)	12,327	156,306
DeVry Inc.(1)(2)	8,354	192,058
Education Management Corp.(2)	9,277	284,062
Interactive Data Corp.	4,921	110,919
ITT Educational Services Inc.(1)(2)	6,249	364,317
Laureate Education Inc.(1)(2)	6,050	315,205
Live Nation Inc.(2)	8,376	148,674
McKesson Corp.	38,050	2,016,650
Pre-Paid Legal Services Inc.(1)	1,946	74,318
Rent-A-Center Inc.(2)	10,175	208,587
Service Corp. International	41,826	342,137
ServiceMaster Co. (The)	39,561	511,919
Sotheby’s Holdings Inc. Class A(2)	6,398	127,256
Stewart Enterprises Inc. Class A	12,801	70,918
Strayer Education Inc.	1,992	176,412
Valassis Communications Inc.(1)(2)	6,963	194,268

		11,309,452
COMPUTERS—0.08%
FactSet Research Systems Inc.	4,945	197,207

		197,207
DISTRIBUTION & WHOLESALE—0.50%
CDW Corp.	8,525	477,400
Fastenal Co.	19,132	729,886

		1,207,286
ENTERTAINMENT—1.48%
Alliance Gaming Corp.(2)	6,237	94,865
DreamWorks Animation SKG Inc. Class A(1)(2)	5,997	160,720
GTECH Holdings Corp.	16,975	567,304
International Game Technology Inc.	46,404	1,660,335
International Speedway Corp. Class A	3,896	184,086
Penn National Gaming Inc.(2)	8,530	273,813
Pinnacle Entertainment Inc.(1)(2)	6,230	179,549
Scientific Games Corp. Class A(2)	9,214	295,309
Six Flags Inc.(2)	10,397	120,709

		3,536,690
FOOD—3.88%
Albertson’s Inc.	47,212	1,187,382

Kroger Co.(2)	99,312	1,827,341
Performance Food Group Co.(1)(2)	5,138	141,655
Safeway Inc.	60,842	1,426,136
SUPERVALU Inc.	18,372	586,618
Sysco Corp.	84,339	2,587,521
United Natural Foods Inc.(1)(2)	5,119	165,497
Whole Foods Market Inc.	17,530	1,294,941
Wild Oats Markets Inc.(1)(2)	3,375	40,804

		9,257,895
HOUSEHOLD PRODUCTS & WARES—0.07%
American Greetings Corp. Class A(1)	8,716	177,894

		177,894
INTERNET—4.58%
Amazon.com Inc.(2)	40,545	1,817,227
CNET Networks Inc.(1)(2)	18,667	280,378
eBay Inc.(2)	142,096	6,124,338
Expedia Inc.(2)	39,625	1,031,042
IAC/InterActiveCorp(2)	42,872	1,244,145
NetFlix Inc.(1)(2)	3,837	105,709
Priceline.com Inc.(2)	3,213	70,847
ValueClick Inc.(2)	13,480	253,694

		10,927,380
LEISURE TIME—1.81%
Carnival Corp.	58,226	3,013,778
Multimedia Games Inc.(1)(2)	3,714	35,283
Royal Caribbean Cruises Ltd.	17,961	734,605
Sabre Holdings Corp.	17,928	439,236
WMS Industries Inc.(2)	3,807	99,705

		4,322,607
LODGING—4.10%
Aztar Corp.(2)	4,935	152,294
Boyd Gaming Corp.	6,270	283,404
Gaylord Entertainment Co.(2)	5,315	228,545
Harrah’s Entertainment Inc.	25,045	1,843,312
Hilton Hotels Corp.	49,295	1,228,924
Las Vegas Sands Corp.(1)(2)	17,042	875,107
Marriott International Inc. Class A	25,788	1,718,512
MGM Mirage(1)(2)	16,582	614,529
Starwood Hotels & Resorts Worldwide Inc.	29,876	1,816,760
Station Casinos Inc.	6,518	435,728
Wynn Resorts Ltd.(2)	9,405	607,375

		9,804,490
MANUFACTURING—0.07%
Matthews International Corp. Class A	4,397	164,404

		164,404
MEDIA—25.49%
Belo (A.H.) Corp.	13,369	304,947
Cablevision Systems Corp.(2)	25,508	627,497
CBS Corp. Class A(2)	2,599	68,094
CBS Corp. Class B(2)	94,757	2,476,000
Charter Communications Inc. Class A(2)	51,726	61,554
Clear Channel Communications Inc.	67,013	1,961,471
Comcast Corp. Class A(2)	171,410	4,768,626
Comcast Corp. Class A Special(1)(2)	108,694	3,012,998
Cox Radio Inc. Class A(2)	5,113	72,093
Cumulus Media Inc. Class A(1)(2)	6,850	90,488
DIRECTV Group Inc. (The)(2)	124,694	1,724,518
Discovery Holding Co. Class A(1)(2)	36,497	553,295
Dow Jones & Co. Inc.	6,277	238,589
EchoStar Communications Corp.(2)	29,643	818,147
Emmis Communications Corp.(2)	4,619	82,172
Entercom Communications Corp.(2)	5,180	156,384
Gannett Co. Inc.	33,843	2,091,497
Gemstar-TV Guide International Inc.(2)	33,167	109,451
Hearst-Argyle Television Inc.	3,561	85,037
Hollinger International Inc.	6,410	57,946
Knight Ridder Inc.(1)	9,162	570,334
Lee Enterprises Inc.	5,201	183,023
Liberty Global Inc. Class A(2)	31,233	668,386
Liberty Global Inc. Class C(2)	32,221	651,509
Liberty Media Corp. Class A(2)	365,040	3,051,734
McClatchy Co. (The) Class A	2,715	153,397
McGraw-Hill Companies Inc. (The)	51,031	2,604,622
Media General Inc. Class A	2,832	135,511
Meredith Corp.	5,507	301,563
New York Times Co. Class A(1)	19,755	559,066
News Corp. Class A	267,983	4,223,412
News Corp. Class B	75,550	1,249,597

Radio One Inc. Class D(2)	9,333	102,290
Readers Digest Association Inc. (The)(1)	13,420	213,244
Scholastic Corp.(2)	3,842	115,452
Scripps (E.W.) Co. Class A	11,071	535,172
Sinclair Broadcast Group Inc. Class A	6,307	50,204
Sirius Satellite Radio Inc.(1)(2)	162,482	921,273
Time Warner Inc.	600,238	10,522,172
Tribune Co.	28,565	828,671
Univision Communications Inc. Class A(2)	34,616	1,102,173
Viacom Inc. Class A(2)	2,599	107,858
Viacom Inc. Class B(2)	94,723	3,929,110
Walt Disney Co. (The)	273,676	6,926,740
Washington Post Co. (The) Class B(1)	833	635,562
Westwood One Inc.(1)	10,408	156,016
Wiley (John) & Sons Inc. Class A	5,704	216,182
XM Satellite Radio Holdings Inc. Class A(1)(2)	30,132	788,856

		60,863,933
PHARMACEUTICALS—2.82%
AmerisourceBergen Corp.	28,390	1,238,940
Andrx Corp.(2)	10,012	175,711
Cardinal Health Inc.	58,317	4,201,157
Omnicare Inc.	16,218	806,035
VCA Antech Inc.(1)(2)	11,208	310,125

		6,731,968
RETAIL—45.84%
Abercrombie & Fitch Co. Class A	11,833	785,593
Advance Auto Parts Inc.(2)	14,915	649,847
Aeropostale Inc.(2)	7,647	231,169
American Eagle Outfitters Inc.	18,042	486,773
AnnTaylor Stores Corp.(2)	9,928	330,801
Applebee’s International Inc.	11,123	266,618
AutoNation Inc.(2)	26,385	588,122
AutoZone Inc.(2)	7,603	743,193
Barnes & Noble Inc.	7,553	320,398
Bed Bath & Beyond Inc.(2)	40,386	1,510,840
Best Buy Co. Inc.	54,142	2,742,834
Big Lots Inc.(1)(2)	15,698	209,882
BJ’s Wholesale Club Inc.(2)	9,527	306,198
Blockbuster Inc. Class A(1)	14,644	60,480
Bob Evans Farms Inc.	4,712	125,810
Borders Group Inc.	9,935	244,600
Brinker International Inc.	11,929	485,510
CarMax Inc.(2)	14,047	419,865
Casey’s General Store Inc.	6,473	164,738
Cato Corp. Class A	4,267	92,125
CBRL Group Inc.	6,344	278,502
CEC Entertainment Inc.(2)	4,997	179,992
Charming Shoppes Inc.(2)	14,506	176,393
Cheesecake Factory (The)(1)(2)	10,519	387,625
Chico’s FAS Inc.(2)	24,239	1,055,851
Children’s Place Retail Stores Inc. (The)(2)	2,484	108,774
Christopher & Banks Corp.	5,005	99,049
Circuit City Stores Inc.	24,826	625,863
Claire’s Stores Inc.	11,977	379,192
Copart Inc.(2)	8,979	226,181
Cost Plus Inc.(1)(2)	2,904	56,773
Costco Wholesale Corp.	64,186	3,202,240
CVS Corp.	110,336	3,062,927
Darden Restaurants Inc.	18,804	764,571
Dick’s Sporting Goods Inc.(2)	4,498	165,391
Dillard’s Inc. Class A(1)	9,517	246,490
Dollar General Corp.	40,282	680,766
Dollar Tree Stores Inc.(1)(2)	14,800	366,892
Dress Barn Inc.(2)	3,102	143,126
Family Dollar Stores Inc.(1)	21,267	509,345
Federated Department Stores Inc.	35,923	2,393,550
Foot Locker Inc.	21,194	481,528
Fred’s Inc.(1)	4,893	77,701
GameStop Corp. Class B(2)	4,026	149,928
Gap Inc. (The)	87,127	1,576,127
Genesco Inc.(1)(2)	3,037	118,291
Guitar Center Inc.(1)(2)	3,582	192,282
Home Depot Inc.	292,182	11,847,980
Hot Topic Inc.(1)(2)	6,106	87,682
IHOP Corp.(1)	2,797	137,528
Jack in the Box Inc.(2)	4,980	198,005
Kohl’s Corp.(2)	41,898	1,859,852
Krispy Kreme Doughnuts Inc.(1)(2)	7,674	49,881
Limited Brands Inc.	46,619	1,103,006
Linens ’n Things Inc.(2)	6,185	170,768
Lone Star Steakhouse & Saloon Inc.	2,426	65,720
Longs Drug Stores Corp.(1)	4,043	141,465

Lowe’s Companies Inc.	95,530	6,070,932
McDonald’s Corp.	172,573	6,041,781
Men’s Wearhouse Inc. (The)(2)	6,722	229,691
Michaels Stores Inc.	18,423	619,565
99 Cents Only Stores(1)(2)	6,503	67,891
Nordstrom Inc.	31,529	1,315,390
Office Depot Inc.(2)	42,023	1,393,062
OfficeMax Inc.	8,841	252,587
O’Reilly Automotive Inc.(1)(2)	15,184	498,339
Outback Steakhouse Inc.(1)	10,049	464,565
P.F. Chang’s China Bistro Inc.(1)(2)	3,322	170,286
Pacific Sunwear of California Inc.(2)	10,317	252,870
Panera Bread Co. Class A(2)	4,010	273,081
Papa John’s International Inc.(2)	3,214	111,622
Payless ShoeSource Inc.(2)	9,134	222,504
Penney (J.C.) Co. Inc.	29,958	1,671,656
Pep Boys-Manny, Moe & Jack Inc.(1)	7,121	111,088
PETCO Animal Supplies Inc.(2)	5,550	121,323
PETsMART Inc.	19,539	489,647
Pier 1 Imports Inc.	10,857	117,473
RadioShack Corp.	18,300	406,260
Regis Corp.	6,029	233,624
Rite Aid Corp.(2)	61,160	219,564
Ross Stores Inc.	19,996	569,886
Ruby Tuesday Inc.(1)	8,605	246,189
Ryan’s Restaurant Group Inc.(2)	5,549	72,525
Saks Inc.(1)(2)	17,230	332,711
Sears Holdings Corp.(2)	13,454	1,633,854
Sonic Corp.(2)	7,948	230,095
Sports Authority Inc. (The)(2)	3,542	130,062
Staples Inc.	99,456	2,358,102
Starbucks Corp.(2)	104,479	3,311,984
Stein Mart Inc.	3,543	58,743
Talbots Inc. (The)	2,948	82,161
Target Corp.	109,239	5,980,835
Tiffany & Co.	19,397	731,267
TJX Companies Inc.	65,523	1,672,802
Tractor Supply Co.(1)(2)	4,809	245,644
Triarc Companies Inc. Class B	4,142	68,592
Tuesday Morning Corp.	3,978	84,652
Urban Outfitters Inc.(2)	15,986	436,578
Walgreen Co.	139,206	6,024,836
Wal-Mart Stores Inc.	351,580	16,211,354
Wendy’s International Inc.	15,781	930,290
Williams-Sonoma Inc.(1)(2)	12,616	501,864
Yum! Brands Inc.	38,501	1,904,644
Zale Corp.(2)	7,061	173,065

		109,480,169
SOFTWARE—0.82%
Avid Technology Inc.(2)	5,678	282,026
Dun & Bradstreet Corp.(2)	9,428	681,456
NAVTEQ Corp.(2)	12,144	545,387
Pixar Inc.(2)	7,803	450,857

		1,959,726
TELECOMMUNICATIONS—0.32%
Telewest Global Inc.(2)	33,277	775,354

		775,354
TOTAL COMMON STOCKS

(Cost: $256,737,182)		238,613,035

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.91%

CERTIFICATES OF DEPOSIT(3)—0.04%
Toronto-Dominion Bank
3.94%, 07/10/06	$39,495	39,495
Wells Fargo Bank N.A.
4.78%, 12/05/06	63,192	63,192

		102,687
COMMERCIAL PAPER(3)—0.30%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	78,990	78,467
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	43,862	43,818

CAFCO LLC
4.19%, 02/06/06	90,839	90,786
CC USA Inc.
4.23%, 04/21/06	23,697	23,477
CRC Funding LLC
4.19%, 02/03/06-02/06/06	122,435	122,396
Edison Asset Securitization LLC
4.37%, 05/08/06	39,495	39,035
Galaxy Funding Inc.
4.23%, 04/18/06	22,670	22,468
Grampian Funding LLC
4.41%, 05/15/06	39,495	38,997
HSBC PLC
3.88%, 02/03/06	23,697	23,692
Nordea North America Inc.
4.16%, 04/04/06	82,940	82,345
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	78,990	78,853
Sedna Finance Inc.
3.92%, 02/21/06	19,748	19,705
Sigma Finance Inc.
4.16%, 04/06/06	47,394	47,044

		711,083
LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	39,495	39,495

		39,495
MEDIUM-TERM NOTES(3)—0.11%
Dorada Finance Inc.
3.93%, 07/07/06	24,487	24,486
K2 USA LLC
3.94%, 07/07/06	47,394	47,393
Marshall & Ilsley Bank
5.18%, 12/15/06	78,990	79,226
Toronto-Dominion Bank
3.81%, 06/20/06	98,738	98,741
US Bank N.A.
2.85%, 11/15/06	15,798	15,569

		265,415
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	96,318	96,318

		96,318
REPURCHASE AGREEMENTS(3)—1.35%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,185,001 (collateralized by U.S. Government obligations, value $1,211,261, 5.00%, 7/1/35)	$1,184,854	1,184,854
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $118,500 (collateralized by non-U.S. Government debt securities, value $130,628, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	118,485	118,485
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $395,000 (collateralized by U.S. Government obligations, value $403,754, 3.50% to 8.00%, 8/1/08 to 2/1/36).	394,951	394,951
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $197,501 (collateralized by non-U.S. Government debt securities, value $203,856, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	197,476	197,476
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $395,000 (collateralized by U.S. Government obligations, value $403,754, 4.00% to 5.50%, 9/1/20 to 1/1/36)	394,951	394,951
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $237,002 (collateralized by non-U.S. Government debt securities, value $249,377, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	236,971	236,971

Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $118,500 (collateralized by non-U.S. Government debt securities, value $122,315, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	118,485	118,485
Merrill Lynch Government Securities Repurchase Agreement, 4.46%, due 2/1/06, maturity value $177,750 (collateralized by U.S. Government obligations, value $183,471, 3.50% to 6.00%, 10/25/11 to 5/25/34).	177,728	177,728
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $395,001 (collateralized by non-U.S. Government debt securities, value $411,376, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	394,951	394,951

		3,218,852
TIME DEPOSITS(3)—0.49%
Abbey National Treasury Services PLC
4.49%, 02/01/06	276,466	276,466
Deutsche Bank AG
4.47%-4.48%, 02/01/06	341,135	341,135
Societe Generale
4.48%, 02/01/06	394,951	394,951
UBS AG
4.48%, 02/01/06	157,981	157,980

		1,170,532
VARIABLE & FLOATING RATE NOTES(3)—2.56%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	277,651	277,714
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	185,627	185,626
American Express Centurion Bank
4.52%, 06/29/06	31,596	31,596
American Express Credit Corp.
4.49%, 02/05/07	23,697	23,718
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	256,718	256,805
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	51,344	51,344
Bank of Ireland
4.46%, 12/20/06(7)	78,990	78,990
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	196,686	196,679
BMW US Capital LLC
4.44%, 02/15/07(7)	78,990	78,990
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	212,484	212,479
Commodore CDO Ltd.
4.56%, 12/12/06(7)	19,748	19,748
Credit Suisse First Boston NY
4.39%, 05/09/06	78,990	78,990
DEPFA Bank PLC
4.50%, 12/15/06	78,990	78,990
Descartes Funding Trust
4.47%, 11/15/06(7)	35,546	35,546
Dorada Finance Inc.
4.47%, 06/26/06(7)	19,748	19,747
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	78,990	78,990
Fifth Third Bancorp.
4.49%, 01/23/07(7)	157,981	157,980
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	55,293	55,292
General Electric Capital Corp.
4.52%, 01/09/07	35,546	35,572
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	59,243	59,243
Hartford Life Global Funding Trusts
4.46%, 02/15/07	78,990	78,990
HBOS Treasury Services PLC
4.57%, 01/24/07	78,990	78,990
Holmes Financing PLC
4.44%, 12/15/06(7)	217,223	217,223
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	67,142	67,154
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	229,072	229,063
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	82,724	82,724
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	189,577	189,579

Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	122,435	122,440
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	236,181	236,293
Mound Financing PLC
4.38%, 11/08/06(7)	157,981	157,980
Natexis Banques Populaires
4.45%, 01/12/07(7)	59,243	59,243
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	213,274	213,281
Nordea Bank AB
4.42%, 01/11/07(7)	138,233	138,233
Northern Rock PLC
4.40%, 02/02/07(7)	94,788	94,792
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	214,853	214,854
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	197,476	197,476
Principal Life Income Funding Trusts
4.29%, 05/10/06	59,243	59,243
Royal Bank of Scotland
4.50%, 08/30/06	78,990	78,981
Sedna Finance Inc.
4.46%, 09/20/06(7)	23,697	23,697
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	87,679	87,678
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	78,990	78,990
Societe Generale
4.36%, 02/02/07(7)	55,293	55,293
Strips III LLC
4.57%, 07/24/06(7)(8)	20,838	20,838
SunTrust Bank
4.62%, 04/28/06	118,485	118,485
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	176,148	176,137
Toyota Motor Credit Corp.
4.53%, 04/10/06	35,546	35,546
UniCredito Italiano SpA
4.43%, 06/14/06	102,687	102,674
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	78,990	78,990
US Bank N.A.
4.49%, 09/29/06	35,546	35,539
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	256,718	256,718
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	156,783	156,783
Wells Fargo & Co.
4.46%, 09/15/06(7)	39,495	39,497
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	59,243	59,238
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	82,940	82,939
Winston Funding Ltd.
4.68%, 04/23/06(7)	56,399	56,399
World Savings Bank
4.37%, 03/09/06	118,485	118,485

		6,114,504

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,718,886)		11,718,886

TOTAL INVESTMENTS IN SECURITIES—104.82%
(Cost: $268,456,068)		250,331,921
Other Assets, Less Liabilities—(4.82)%		(11,520,728)

NET ASSETS—100.00%		$238,811,193

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.

(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.96%

OIL & GAS—81.00%
Amerada Hess Corp.(1)	90,924	$14,075,035
Anadarko Petroleum Corp.	235,905	25,435,277
Apache Corp.	306,477	23,148,208
Burlington Resources Inc.	461,946	42,157,192
Cabot Oil & Gas Corp.	50,617	2,610,319
Cheniere Energy Inc.(1)(2)	29,682	1,154,036
Chesapeake Energy Corp.	48,096	1,685,284
Chevron Corp.	2,572,394	152,748,756
Cimarex Energy Co.(2)	29,082	1,324,976
ConocoPhillips	810,245	52,422,852
Devon Energy Corp.	406,090	27,699,399
Diamond Offshore Drilling Inc.	74,369	6,311,697
ENSCO International Inc.	90,993	4,651,562
EOG Resources Inc.	257,752	21,790,354
Exxon Mobil Corp.	3,150,870	197,717,093
Forest Oil Corp.(1)(2)	18,286	941,729
GlobalSantaFe Corp.	132,185	8,069,894
Helmerich & Payne Inc.	52,605	4,122,128
Kerr-McGee Corp.	130,965	14,457,226
Marathon Oil Corp.	281,291	21,622,839
Murphy Oil Corp.(1)	347,980	19,834,860
Nabors Industries Ltd.(2)	131,946	10,720,613
Newfield Exploration Co.(2)	92,823	4,863,925
Noble Corp.(1)	102,980	8,283,711
Noble Energy Inc.	127,189	5,886,307
Occidental Petroleum Corp.	505,848	49,426,369
Patterson-UTI Energy Inc.	5,636	212,026
Pioneer Natural Resources Co.	124,698	6,621,464
Rowan Companies Inc.	5,630	252,393
Southwestern Energy Co.(2)	60,704	2,618,771
Stone Energy Corp.(2)	21,112	1,055,811
Sunoco Inc.(1)	112,458	10,706,002
Transocean Inc.(2)	262,480	21,300,252
Valero Energy Corp.	304,349	19,000,508
XTO Energy Inc.	191,787	9,412,906

		794,341,774
OIL & GAS SERVICES—16.46%
Baker Hughes Inc.	371,814	28,793,276
BJ Services Co.	257,865	10,440,954
Cooper Cameron Corp.(2)	73,321	3,548,003
Global Industries Ltd.(2)	1,493	20,902
Grant Prideco Inc.(2)	72,435	3,628,269
Halliburton Co.	362,670	28,850,399
Hanover Compressor Co.(1)(2)	49,513	819,935
Lone Star Technologies Inc.(2)	21,843	1,242,867
National Oilwell Varco Inc.(2)	83,306	6,337,087
Schlumberger Ltd.	470,173	59,923,549
Seacor Holdings Inc.(2)	6,441	478,437
Smith International Inc.(1)	149,598	6,731,910
Tidewater Inc.	34,301	2,003,864
Veritas DGC Inc.(2)	20,016	901,921
Weatherford International Ltd.(2)	170,790	7,647,976

		161,369,349
PIPELINES—2.50%
El Paso Corp.	143,164	1,926,987
Kinder Morgan Inc.	112,721	10,849,396
Williams Companies Inc.	492,497	11,741,129

		24,517,512
TOTAL COMMON STOCKS

(Cost: $736,892,516)		980,228,635

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.56%

CERTIFICATES OF DEPOSIT(3)—0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$49,636	49,636
Wells Fargo Bank N.A.
4.78%, 12/05/06	79,417	79,417

		129,053
COMMERCIAL PAPER(3)—0.09%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	99,272	98,614
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	55,125	55,059
CAFCO LLC
4.19%, 02/06/06	114,163	114,096
CC USA Inc.
4.23%, 04/21/06	29,782	29,505
CRC Funding LLC
4.19%, 02/03/06-02/06/06	153,871	153,823
Edison Asset Securitization LLC
4.37%, 05/08/06	49,636	49,057
Galaxy Funding Inc.
4.23%, 04/18/06	28,491	28,237
Grampian Funding LLC
4.41%, 05/15/06	49,636	49,010
HSBC PLC
3.88%, 02/03/06	29,782	29,775
Nordea North America Inc.
4.16%, 04/04/06	104,235	103,488
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	99,272	99,099
Sedna Finance Inc.
3.92%, 02/21/06	24,818	24,764
Sigma Finance Inc.
4.16%, 04/06/06	59,563	59,123

		893,650
LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	49,636	49,636

		49,636
MEDIUM-TERM NOTES(3)—0.03%
Dorada Finance Inc.
3.93%, 07/07/06	30,774	30,773
K2 USA LLC
3.94%, 07/07/06	59,563	59,562
Marshall & Ilsley Bank
5.18%, 12/15/06	99,272	99,569
Toronto-Dominion Bank
3.81%, 06/20/06	124,090	124,094
US Bank N.A.
2.85%, 11/15/06	19,854	19,567

		333,565
MONEY MARKET FUNDS—0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	741,905	741,905

		741,905
REPURCHASE AGREEMENTS(3)—0.41%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,489,261 (collateralized by U.S. Government obligations, value $1,522,266, 5.00%, 7/1/35).	$1,489,077	1,489,077
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $148,927 (collateralized by non-U.S. Government debt securities, value $164,168, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	148,908	148,908
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, 2/1/06, maturity value $496,420 (collateralized by U.S. Government obligations, value $507,422, 3.50% to 8.00%, 8/1/08 to 2/1/36).	496,359	496,359

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $248,211 (collateralized by non-U.S. Government debt securities, value $256,198, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	248,180	248,180
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $496,420 (collateralized by U.S. Government obligations, value $507,422, 4.00% to 5.50%, 9/1/20 to 1/1/36).	496,359	496,359
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $297,853 (collateralized by non-U.S. Government debt securities, value $313,408, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	297,815	297,815
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $148,927 (collateralized by non-U.S. Government debt securities, value $153,721, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	148,908	148,908
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $223,390 (collateralized by U.S. Government obligations, value $230,580, 3.50% to 6.00%, 10/25/11 to 5/25/34).	223,362	223,362
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $496,422 (collateralized by non-U.S. Government debt securities, value $517,001, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	496,359	496,359

		4,045,327
TIME DEPOSITS(3)—0.15%
Abbey National Treasury Services PLC
4.49%, 02/01/06	347,451	347,451
Deutsche Bank AG
4.47%-4.48%, 02/01/06	428,725	428,725
Societe Generale
4.48%, 02/01/06	496,359	496,359
UBS AG
4.48%, 02/01/06	198,544	198,544

		1,471,079
VARIABLE & FLOATING RATE NOTES(3)—0.78%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	348,940	349,021
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	233,289	233,287
American Express Centurion Bank
4.52%, 06/29/06	39,709	39,709
American Express Credit Corp.
4.49%, 02/05/07	29,782	29,807
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	322,633	322,742
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	64,527	64,527
Bank of Ireland
4.46%, 12/20/06(7)	99,272	99,272
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	247,187	247,179
BMW US Capital LLC
4.44%, 02/15/07(7)	99,272	99,272
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	267,041	267,037
Commodore CDO Ltd.
4.56%, 12/12/06(7)	24,818	24,818
Credit Suisse First Boston NY
4.39%, 05/09/06	99,272	99,272
DEPFA Bank PLC
4.50%, 12/15/06	99,272	99,272
Descartes Funding Trust
4.47%, 11/15/06(7)	44,672	44,672
Dorada Finance Inc.
4.47%, 06/26/06(7)	24,818	24,817
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	99,272	99,272
Fifth Third Bancorp.
4.49%, 01/23/07(7)	198,544	198,544
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	69,490	69,490
General Electric Capital Corp.
4.52%, 01/09/07	44,672	44,706
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	74,454	74,454

Hartford Life Global Funding Trusts
4.46%, 02/15/07	99,272	99,272
HBOS Treasury Services PLC
4.57%, 01/24/07	99,272	99,272
Holmes Financing PLC
4.44%, 12/15/06(7)	272,998	272,998
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	84,381	84,397
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	287,888	287,878
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	103,956	103,956
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	238,252	238,255
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	153,871	153,878
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	296,823	296,964
Mound Financing PLC
4.38%, 11/08/06(7)	198,544	198,544
Natexis Banques Populaires
4.45%, 01/12/07(7)	74,454	74,454
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	268,034	268,044
Nordea Bank AB
4.42%, 01/11/07(7)	173,726	173,726
Northern Rock PLC
4.40%, 02/02/07(7)	119,126	119,130
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	270,019	270,020
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	248,180	248,180
Principal Life Income Funding Trusts
4.29%, 05/10/06	74,454	74,455
Royal Bank of Scotland
4.50%, 08/30/06	99,272	99,260
Sedna Finance Inc.
4.46%, 09/20/06(7)	29,782	29,782
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	110,192	110,189
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	99,272	99,272
Societe Generale
4.36%, 02/02/07(7)	69,490	69,490
Strips III LLC
4.57%, 07/24/06(7)(8)	26,188	26,188
SunTrust Bank
4.62%, 04/28/06	148,908	148,908
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	221,376	221,364
Toyota Motor Credit Corp.
4.53%, 04/10/06	44,672	44,672
UniCredito Italiano SpA
4.43%, 06/14/06	129,053	129,037
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	99,272	99,272
US Bank N.A.
4.49%, 09/29/06	44,672	44,665
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	322,633	322,634
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	197,038	197,038
Wells Fargo & Co.
4.46%, 09/15/06(7)	49,636	49,639
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	74,454	74,448
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	104,235	104,235
Winston Funding Ltd.
4.68%, 04/23/06(7)	70,880	70,880
World Savings Bank
4.37%, 03/09/06	148,908	148,907

		7,684,473

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,348,688)		15,348,688

TOTAL INVESTMENTS IN SECURITIES—101.52%
(Cost: $752,241,204)		995,577,323
Other Assets, Less Liabilities—(1.52)%		(14,933,584)

NET ASSETS—100.00%		$980,643,739

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.88%

BANKS—28.73%
AMCORE Financial Inc.(1)	3,035	$92,051
AmSouth Bancorp	46,749	1,290,740
Associated Bancorp	17,075	577,818
BancorpSouth Inc.	9,696	223,396
Bank of America Corp.	626,837	27,725,001
Bank of Hawaii Corp.	7,204	376,121
Bank of New York Co. Inc. (The)	104,473	3,323,286
BB&T Corp.	72,710	2,838,598
Cathay General Bancorp	5,838	208,475
Chittenden Corp.	6,171	175,071
Citizens Banking Corp.	5,078	141,270
City National Corp.	6,138	460,166
Colonial BancGroup Inc. (The)	20,890	520,161
Comerica Inc.	22,225	1,232,821
Commerce Bancorp Inc.(1)	21,967	734,576
Commerce Bancshares Inc.(1)	9,242	467,183
Compass Bancshares Inc.	16,485	803,149
Cullen/Frost Bankers Inc.	6,922	371,988
East West Bancorp Inc.(1)	7,043	259,957
Fifth Third Bancorp	63,107	2,370,930
First BanCorp (Puerto Rico)	10,034	128,235
First Horizon National Corp.	16,710	632,808
First Midwest Bancorp Inc.	6,252	218,257
FirstMerit Corp.(1)	10,428	263,307
FNB Corp. (Pennsylvania)(1)	6,960	117,206
Fremont General Corp.(1)	8,785	215,233
Fulton Financial Corp.(1)	20,820	373,719
Greater Bay Bancorp(1)	7,002	181,632
Hudson United Bancorp	5,748	239,404
Huntington Bancshares Inc.	29,180	676,976
Investors Financial Services Corp.	8,946	419,925
KeyCorp	54,703	1,935,939
M&T Bank Corp.	10,801	1,169,748
Marshall & Ilsley Corp.	25,853	1,084,275
Mellon Financial Corp.	56,172	1,981,186
Mercantile Bankshares Corp.	16,494	625,947
National City Corp.	75,144	2,568,422
North Fork Bancorp Inc.	59,630	1,533,684
Northern Trust Corp.	26,111	1,363,255
Old National Bancorp(1)	9,297	194,586
Pacific Capital Bancorp(1)	5,838	214,780
Park National Corp.(1)	1,564	183,316
PNC Financial Services Group	39,045	2,532,459
Popular Inc.(1)	32,948	669,174
Provident Bankshares Corp.(1)	4,489	164,881
Regions Financial Corp.(1)	62,065	2,059,317
Republic Bancorp Inc.(1)	10,339	133,890
Sky Financial Group Inc.	14,294	367,642
South Financial Group Inc. (The)	9,887	257,853
State Street Corp.	43,977	2,658,849
Sterling Bancshares Inc.	6,235	104,436
SunTrust Banks Inc.	48,521	3,466,825
Susquehanna Bancshares Inc.	6,239	150,609
SVB Financial Group(1)(2)	4,796	237,306
Synovus Financial Corp.	34,580	956,829
TCF Financial Corp.	17,051	426,105
TD Banknorth Inc.	7,562	219,147
Texas Regional Bancshares Inc. Class A	6,176	190,097
TrustCo Bank Corp. NY(1)	10,239	129,831
Trustmark Corp.(1)	6,489	183,769
U.S. Bancorp	243,991	7,297,771
UCBH Holdings Inc.	12,005	208,287
UnionBanCal Corp.	7,576	508,274
United Bancshares Inc.(1)	5,409	201,593
Valley National Bancorp(1)	14,740	345,211
W Holding Co. Inc.	18,083	155,695
Wachovia Corp.	208,609	11,438,031
Webster Financial Corp.(1)	7,221	340,109
Wells Fargo & Co.	224,560	14,003,562
Westamerica Bancorp(1)	4,183	225,129
Whitney Holding Corp.	8,531	280,670

Wilmington Trust Corp.	9,108	377,982
Wintrust Financial Corp.	3,092	166,040
Zions Bancorporation	13,920	1,100,654

		112,072,625
COMMERCIAL SERVICES—0.73%
Equifax Inc.	18,234	698,727
Moody’s Corp.	33,734	2,136,037

		2,834,764
DIVERSIFIED FINANCIAL SERVICES—34.23%
Affiliated Managers Group Inc.(2)	4,475	415,280
American Express Co.	148,314	7,779,069
AmeriCredit Corp.(1)(2)	18,898	543,506
Ameriprise Financial Inc.	29,704	1,208,656
Bear Stearns Companies Inc. (The)	14,508	1,834,682
Capital One Financial Corp.	40,200	3,348,660
Chicago Mercantile Exchange Holdings Inc.	3,807	1,611,313
CIT Group Inc.	28,339	1,511,602
Citigroup Inc.	698,591	32,540,369
CompuCredit Corp.(2)	4,328	173,813
Countrywide Financial Corp.	79,736	2,666,372
Doral Financial Corp.	12,682	137,853
E*TRADE Financial Corp.(2)	49,516	1,177,986
Eaton Vance Corp.	17,980	518,184
Edwards (A.G.) Inc.	10,401	494,776
Federal Home Loan Mortgage Corp.	92,767	6,295,169
Federal National Mortgage Association	129,999	7,532,142
Federated Investors Inc. Class B	12,921	498,880
First Marblehead Corp. (The)(1)	4,427	143,346
Franklin Resources Inc.	19,054	1,876,819
Friedman, Billings, Ramsey Group Inc. Class A(1)	21,325	246,944
Goldman Sachs Group Inc. (The)	51,700	7,302,625
IndyMac Bancorp Inc.	8,347	341,058
Investment Technology Group Inc.(2)	5,623	252,923
Janus Capital Group Inc.	30,693	641,177
Jefferies Group Inc.(1)	6,627	360,973
JP Morgan Chase & Co.	472,517	18,782,551
Knight Capital Group Inc. Class A(2)	14,729	167,763
LaBranche & Co. Inc.(1)(2)	7,519	86,093
Legg Mason Inc.	14,772	1,915,928
Lehman Brothers Holdings Inc.	37,161	5,219,262
Merrill Lynch & Co. Inc.	113,116	8,491,618
Morgan Stanley	133,206	8,185,509
Nasdaq Stock Market Inc. (The)(2)	8,093	339,178
National Financial Partners Corp.	4,317	231,003
Nuveen Investments Inc. Class A	8,182	371,217
Piper Jaffray Companies Inc.(2)	2,705	121,265
Raymond James Financial Inc.(1)	8,048	342,523
Rowe (T.) Price Group Inc.	17,430	1,332,175
Schwab (Charles) Corp. (The)	141,897	2,098,657
SLM Corp.	55,955	3,131,242
SWS Group Inc.	2,192	50,920
TD Ameritrade Holding Corp.	36,577	740,318
Waddell & Reed Financial Inc. Class A	10,924	243,387
Westcorp	3,274	226,528

		133,531,314
FOREST PRODUCTS & PAPER—0.40%
Plum Creek Timber Co. Inc.	24,677	911,568
Potlatch Corp.	3,959	202,820
Rayonier Inc.	10,275	439,256

		1,553,644
INSURANCE—22.09%
ACE Ltd.	42,531	2,328,572
AFLAC Inc.	67,623	3,174,900
Allstate Corp. (The)	90,519	4,711,514
Ambac Financial Group Inc.	14,152	1,087,015
American Financial Group Inc.	5,331	200,552
American International Group Inc.	306,091	20,036,717
American National Insurance Co.	2,119	251,102
AmerUs Group Co.	5,254	322,438
AON Corp.	35,418	1,212,004
Arch Capital Group Ltd.(2)	4,108	223,229
Assurant Inc.	15,793	725,215
Axis Capital Holdings Ltd.	16,492	493,111
Berkley (W.R.) Corp.	14,708	726,575
Brown & Brown Inc.(1)	15,084	433,363
Chubb Corp.	26,842	2,532,543
Cincinnati Financial Corp.	20,647	940,264
Commerce Group Inc.	4,117	221,906
Conseco Inc.(2)	20,336	495,588
Delphi Financial Group Inc. Class A	3,538	168,621

Endurance Specialty Holdings Ltd.	7,843	258,270
Erie Indemnity Co. Class A	3,936	208,608
Everest Re Group Ltd.	8,252	797,556
Fidelity National Financial Inc.	21,463	847,145
First American Corp.	11,182	523,541
Gallagher (Arthur J.) & Co.(1)	12,306	358,843
Genworth Financial Inc. Class A	51,308	1,680,850
Hanover Insurance Group Inc. (The)	7,166	347,193
Hartford Financial Services Group Inc.	40,321	3,315,596
HCC Insurance Holdings Inc.	14,759	458,415
Hilb, Rogal & Hobbs Co.(1)	4,264	165,784
Horace Mann Educators Corp.	5,783	113,289
IPC Holdings Ltd.(1)	6,280	171,193
Jefferson-Pilot Corp.	18,038	1,052,157
Lincoln National Corp.	23,298	1,270,440
Loews Corp.	16,861	1,664,012
Markel Corp.(1)(2)	1,232	411,488
Marsh & McLennan Companies Inc.	70,409	2,139,730
MBIA Inc.	18,217	1,121,439
Mercury General Corp.(1)	3,544	199,775
MetLife Inc.	54,958	2,756,693
MGIC Investment Corp.(1)	12,788	844,136
Montpelier Re Holdings Ltd.	11,141	215,021
Nationwide Financial Services Inc.	7,588	322,945
Ohio Casualty Corp.	8,643	260,500
Old Republic International Corp.	28,762	616,945
PartnerRe Ltd.(1)	7,282	449,882
Philadelphia Consolidated Holding Corp.(1)(2)	2,625	255,019
Phoenix Companies Inc.	12,329	186,045
Platinum Underwriters Holdings Ltd.	7,113	218,013
PMI Group Inc. (The)	12,709	549,410
Presidential Life Corp.(1)	2,788	59,858
Principal Financial Group Inc.	37,642	1,775,197
ProAssurance Corp.(2)	3,780	193,498
Progressive Corp. (The)	23,198	2,436,718
Protective Life Corp.	8,643	388,503
Prudential Financial Inc.	70,085	5,280,204
Radian Group Inc.	11,528	659,747
Reinsurance Group of America Inc.	4,454	216,019
RenaissanceRe Holdings Ltd.	9,583	434,206
SAFECO Corp.	16,679	871,478
Selective Insurance Group Inc.	3,737	216,746
St. Paul Travelers Companies Inc.	93,047	4,222,473
StanCorp Financial Group Inc.	7,649	380,538
Torchmark Corp.	14,023	786,690
Transatlantic Holdings Inc.(1)	3,547	224,702
UICI	4,261	155,654
Unitrin Inc.	5,995	265,039
UNUMProvident Corp.	39,940	811,980
White Mountains Insurance Group Ltd.	1,065	565,515
Willis Group Holdings Ltd.	16,293	565,530
XL Capital Ltd. Class A	23,415	1,584,259

		86,159,716
INTERNET—0.01%
NetBank Inc.	6,455	48,477

		48,477
REAL ESTATE—0.42%
CB Richard Ellis Group Inc. Class A(1)(2)	8,115	512,219
Forest City Enterprises Inc. Class A	7,650	289,706
Jones Lang LaSalle Inc.	3,847	226,473
St. Joe Co. (The)(1)	9,542	605,440

		1,633,838
REAL ESTATE INVESTMENT TRUSTS—9.49%
Alexandria Real Estate Equities Inc.	2,980	262,985
AMB Property Corp.	11,422	596,228
American Financial Realty Trust	17,204	213,846
American Home Mortgage Investment Corp.	6,151	175,919
Annaly Mortgage Management Inc.	16,464	204,648
Apartment Investment & Management Co. Class A	12,771	543,023
Archstone-Smith Trust	28,437	1,332,558
Arden Realty Group Inc.	8,982	405,717
AvalonBay Communities Inc.	9,778	972,715
Boston Properties Inc.	15,097	1,181,491
Brandywine Realty Trust	11,700	367,965
BRE Properties Inc. Class A	6,920	345,308
Camden Property Trust	6,947	452,250
CapitalSource Inc.(1)	14,639	321,482
CarrAmerica Realty Corp.	7,648	281,446
CBL & Associates Properties Inc.	7,981	337,756
CenterPoint Properties Trust	6,507	323,007

Colonial Properties Trust	6,129	283,282
Corporate Office Properties Trust	5,221	211,398
Cousins Properties Inc.	5,322	166,153
Crescent Real Estate Equities Co.	13,380	283,522
Developers Diversified Realty Corp.	14,565	717,472
Duke Realty Corp.(1)	19,177	695,742
Equity Inns Inc.	6,925	109,415
Equity Lifestyle Properties Inc.	2,843	130,778
Equity Office Properties Trust	54,643	1,738,740
Equity Residential	38,546	1,634,736
Essex Property Trust Inc.	2,816	279,854
Federal Realty Investment Trust	7,076	472,818
FelCor Lodging Trust Inc.	6,183	122,794
First Industrial Realty Trust Inc.(1)	5,688	222,230
General Growth Properties Inc.	30,022	1,549,135
Glenborough Realty Trust Inc.	4,807	94,602
Health Care Property Investors Inc.	18,275	507,131
Health Care REIT Inc.	7,640	284,132
Healthcare Realty Trust Inc.	6,333	221,908
Highwoods Properties Inc.	7,205	227,246
Home Properties Inc.	4,287	196,645
Hospitality Properties Trust	8,907	381,843
Host Marriott Corp.	43,750	872,813
HRPT Properties Trust	27,863	298,970
Impac Mortgage Holdings Inc.(1)	10,102	88,291
iStar Financial Inc.	15,064	540,647
Kilroy Realty Corp.	3,773	255,017
Kimco Realty Corp.	28,607	1,003,820
Lexington Corporate Properties Trust	6,792	150,782
Liberty Property Trust(1)	11,787	533,480
Macerich Co. (The)	9,213	668,587
Mack-Cali Realty Corp.	8,284	370,460
Meristar Hospitality Corp.(2)	11,838	121,458
Mills Corp.	7,232	299,766
Nationwide Health Properties Inc.	8,947	204,618
New Century Financial Corp.	7,364	288,890
New Plan Excel Realty Trust Inc.(1)	13,785	339,800
Novastar Financial Inc.(1)	3,871	121,898
Pan Pacific Retail Properties Inc.	5,424	375,341
Pennsylvania Real Estate Investment Trust	4,529	184,149
Post Properties Inc.	5,425	220,743
ProLogis	32,547	1,667,057
Public Storage Inc.(1)	11,942	866,631
Realty Income Corp.	11,136	259,357
Reckson Associates Realty Corp.(1)	10,871	434,079
Redwood Trust Inc.(1)	3,109	135,086
Regency Centers Corp.	8,211	529,199
Saxon Capital Inc.	6,661	79,532
Shurgard Storage Centers Inc. Class A	6,181	372,714
Simon Property Group Inc.	29,651	2,456,289
SL Green Realty Corp.	5,418	455,329
Taubman Centers Inc.(1)	6,728	252,636
Thornburg Mortgage Inc.(1)	13,333	341,725
Trizec Properties Inc.	12,483	290,729
United Dominion Realty Trust Inc.	18,298	464,952
Ventas Inc.	13,953	426,962
Vornado Realty Trust	17,673	1,561,233
Washington Real Estate Investment Trust(1)	5,615	185,183
Weingarten Realty Investors	11,053	447,978

		37,016,121
SAVINGS & LOANS—3.60%
Anchor BanCorp Wisconsin Inc.(1)	2,641	82,214
Astoria Financial Corp.	13,795	397,296
Commercial Capital Bancorp Inc.	6,684	104,337
Dime Community Bancshares(1)	4,763	70,445
Downey Financial Corp.	2,728	178,629
First Niagara Financial Group Inc.(1)	15,984	220,579
FirstFed Financial Corp.(1)(2)	2,200	137,940
Golden West Financial Corp.(1)	41,063	2,899,869
Harbor Florida Bancshares Inc.(1)	2,900	112,955
Hudson City Bancorp Inc.	80,357	998,034
Independence Community Bank Corp.	10,592	423,574
MAF Bancorp Inc.	4,381	188,339
New York Community Bancorp Inc.(1)	32,294	550,936
NewAlliance Bancshares Inc.	15,099	219,841
People’s Bank	8,076	247,852
PFF Bancorp Inc.	3,023	95,678
Provident Financial Services Inc.	9,098	166,493
Sovereign Bancorp Inc.	50,428	1,099,330
Washington Federal Inc.(1)	11,620	280,507
Washington Mutual Inc.	131,741	5,575,279

		14,050,127

SOFTWARE—0.18%
MoneyGram International Inc.	11,259	299,039
Safeguard Scientifics Inc.(2)	16,878	35,950
SEI Investments Co.	9,106	375,623

		710,612

TOTAL COMMON STOCKS
(Cost: $359,182,579)		389,611,238

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.29%

CERTIFICATES OF DEPOSIT(3)—0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$42,954	42,954
Wells Fargo Bank N.A.
4.78%, 12/05/06	68,727	68,727

		111,681
COMMERCIAL PAPER(3)—0.20%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	85,909	85,335
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	47,704	47,647
CAFCO LLC
4.19%, 02/06/06	98,795	98,737
CC USA Inc.
4.23%, 04/21/06	25,773	25,533
CRC Funding LLC
4.19%, 02/03/06-02/06/06	133,158	133,116
Edison Asset Securitization LLC
4.37%, 05/08/06	42,954	42,454
Galaxy Funding Inc.
4.23%, 04/18/06	24,656	24,436
Grampian Funding LLC
4.41%, 05/15/06	42,954	42,412
HSBC PLC
3.88%, 02/03/06	25,773	25,767
Nordea North America Inc.
4.16%, 04/04/06	90,204	89,558
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	85,909	85,759
Sedna Finance Inc.
3.92%, 02/21/06	21,477	21,430
Sigma Finance Inc.
4.16%, 04/06/06	51,545	51,164

		773,348
LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	42,954	42,954

		42,954
MEDIUM-TERM NOTES(3)—0.07%
Dorada Finance Inc.
3.93%, 07/07/06	26,632	26,631
K2 USA LLC
3.94%, 07/07/06	51,545	51,544
Marshall & Ilsley Bank
5.18%, 12/15/06	85,909	86,165
Toronto-Dominion Bank
3.81%, 06/20/06	107,386	107,390
US Bank N.A.
2.85%, 11/15/06	17,182	16,933

		288,663
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	194,728	194,728

		194,728

REPURCHASE AGREEMENTS(3)—0.90%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,288,789 (collateralized by U.S. Government obligations, value $1,317,349, 5.00%, 7/1/35).	$1,288,629	1,288,629
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $128,879 (collateralized by non-U.S. Government debt securities, value $142,069, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	128,863	128,863
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $429,596 (collateralized by U.S. Government obligations, value $439,116, 3.50% to 8.00%, 8/1/08 to 2/1/36).	429,543	429,543
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $214,798 (collateralized by non-U.S. Government debt securities, value $221,711, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	214,771	214,771
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $429,596 (collateralized by U.S. Government obligations, value $439,116, 4.00% to 5.50%, 9/1/20 to 1/1/36).	429,543	429,543
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $257,759 (collateralized by non-U.S. Government debt securities, value $271,219, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	257,726	257,726
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $128,879 (collateralized by non-U.S. Government debt securities, value $133,028, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	128,863	128,863
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $193,318 (collateralized by U.S. Government obligations, value $199,541, 3.50% to 6.00%, 10/25/11 to 5/25/34).	193,294	193,294
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $429,597 (collateralized by non-U.S. Government debt securities, value $447,406, 0.00% to 8.85% 2/3/06 to 3/15/42).(6)	429,543	429,543

		3,500,775
TIME DEPOSITS(3)—0.33%
Abbey National Treasury Services PLC
4.49%, 02/01/06	300,680	300,680
Deutsche Bank AG
4.47%-4.48%, 02/01/06	371,013	371,013
Societe Generale
4.48%, 02/01/06	429,543	429,543
UBS AG
4.48%, 02/01/06	171,817	171,817

		1,273,053
VARIABLE & FLOATING RATE NOTES(3)—1.70%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	301,969	302,038
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	201,885	201,883
American Express Centurion Bank
4.52%, 06/29/06	34,363	34,363
American Express Credit Corp.
4.49%, 02/05/07	25,773	25,795
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	279,203	279,297
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	55,841	55,841
Bank of Ireland
4.46%, 12/20/06(7)	85,909	85,909
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	213,912	213,906
BMW US Capital LLC
4.44%, 02/15/07(7)	85,909	85,909
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	231,094	231,090
Commodore CDO Ltd.
4.56%, 12/12/06(7)	21,477	21,477
Credit Suisse First Boston NY
4.39%, 05/09/06	85,909	85,909
DEPFA Bank PLC
4.50%, 12/15/06	85,909	85,909

Descartes Funding Trust
4.47%, 11/15/06(7)	38,659	38,659
Dorada Finance Inc.
4.47%, 06/26/06(7)	21,477	21,476
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	85,909	85,909
Fifth Third Bancorp.
4.49%, 01/23/07(7)	171,817	171,817
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	60,136	60,136
General Electric Capital Corp.
4.52%, 01/09/07	38,659	38,688
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	64,431	64,431
Hartford Life Global Funding Trusts
4.46%, 02/15/07	85,909	85,909
HBOS Treasury Services PLC
4.57%, 01/24/07	85,909	85,909
Holmes Financing PLC
4.44%, 12/15/06(7)	236,249	236,249
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	73,022	73,036
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	249,135	249,125
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	89,969	89,970
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	206,181	206,183
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	133,158	133,164
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	256,867	256,989
Mound Financing PLC
4.38%, 11/08/06(7)	171,817	171,817
Natexis Banques Populaires
4.45%, 01/12/07(7)	64,431	64,431
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	231,953	231,962
Nordea Bank AB
4.42%, 01/11/07(7)	150,340	150,340
Northern Rock PLC
4.40%, 02/02/07(7)	103,090	103,094
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	233,671	233,671
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	214,771	214,771
Principal Life Income Funding Trusts
4.29%, 05/10/06	64,431	64,432
Royal Bank of Scotland
4.50%, 08/30/06	85,909	85,899
Sedna Finance Inc.
4.46%, 09/20/06(7)	25,773	25,773
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	95,359	95,357
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	85,909	85,909
Societe Generale
4.36%, 02/02/07(7)	60,136	60,136
Strips III LLC
4.57%, 07/24/06(7)(8)	22,663	22,663
SunTrust Bank
4.62%, 04/28/06	128,863	128,863
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	191,576	191,565
Toyota Motor Credit Corp.
4.53%, 04/10/06	38,659	38,659
UniCredito Italiano SpA
4.43%, 06/14/06	111,681	111,667
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	85,909	85,909
US Bank N.A.
4.49%, 09/29/06	38,659	38,652
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	279,203	279,203
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	170,514	170,514
Wells Fargo & Co.
4.46%, 09/15/06(7)	42,954	42,957
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	64,431	64,426
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	90,204	90,203
Winston Funding Ltd.
4.68%, 04/23/06(7)	61,339	61,339

World Savings Bank
4.37%, 03/09/06	128,863	128,862

		6,650,050

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,835,252)		12,835,252

TOTAL INVESTMENTS IN SECURITIES—103.17%
(Cost: $372,017,831)		402,446,490
Other Assets, Less Liabilities—(3.17)%		(12,359,499)

NET ASSETS—100.00%		$390,086,991

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2006

Security	Shares	Value
COMMON STOCKS—99.84%

BANKS—42.25%
AMCORE Financial Inc.	2,182	$66,180
AmSouth Bancorp	32,710	903,122
Associated Bancorp	12,085	408,956
BancorpSouth Inc.	6,708	154,552
Bank of America Corp.	439,789	19,451,867
Bank of Hawaii Corp.	5,026	262,407
Bank of New York Co. Inc. (The)	73,132	2,326,329
BB&T Corp.	51,035	1,992,406
Cathay General Bancorp	4,083	145,804
Chittenden Corp.(1)	4,377	124,175
Citizens Banking Corp.	3,432	95,478
City National Corp.	4,268	319,972
Colonial BancGroup Inc. (The)	14,568	362,743
Comerica Inc.	15,562	863,224
Commerce Bancorp Inc.(1)	15,396	514,842
Commerce Bancshares Inc.(1)	6,438	325,441
Compass Bancshares Inc.	11,591	564,714
Cullen/Frost Bankers Inc.	4,875	261,982
East West Bancorp Inc.	4,953	182,815
Fifth Third Bancorp	44,356	1,666,455
First BanCorp (Puerto Rico)	6,950	88,821
First Horizon National Corp.	11,608	439,595
First Midwest Bancorp Inc.	4,372	152,627
FirstMerit Corp.(1)	7,432	187,658
FNB Corp. (Pennsylvania)(1)	4,906	82,617
Fremont General Corp.(1)	6,314	154,693
Fulton Financial Corp.(1)	14,886	267,204
Greater Bay Bancorp(1)	4,852	125,861
Hudson United Bancorp	4,172	173,764
Huntington Bancshares Inc.	20,375	472,700
Investors Financial Services Corp.(1)	6,220	291,967
KeyCorp	38,430	1,360,038
M&T Bank Corp.	7,563	819,073
Marshall & Ilsley Corp.	18,061	757,478
Mellon Financial Corp.	39,425	1,390,520
Mercantile Bankshares Corp.	11,570	439,063
National City Corp.	52,755	1,803,166
North Fork Bancorp Inc.	41,734	1,073,398
Northern Trust Corp.	18,305	955,704
Old National Bancorp(1)	6,506	136,171
Pacific Capital Bancorp	4,020	147,896
Park National Corp.(1)	1,092	127,993
PNC Financial Services Group	27,446	1,780,148
Popular Inc.(1)	23,040	467,942
Provident Bankshares Corp.(1)	3,097	113,753
Regions Financial Corp.(1)	43,571	1,445,686
Republic Bancorp Inc.(1)	7,303	94,574
Sky Financial Group Inc.	10,121	260,312
South Financial Group Inc. (The)	6,948	181,204
State Street Corp.	30,873	1,866,582
Sterling Bancshares Inc.	4,186	70,116
SunTrust Banks Inc.	34,011	2,430,086
Susquehanna Bancshares Inc.	4,317	104,212
SVB Financial Group(1)(2)	3,321	164,323
Synovus Financial Corp.	24,256	671,164
TCF Financial Corp.(1)	12,084	301,979
TD Banknorth Inc.	5,106	147,972
Texas Regional Bancshares Inc. Class A	4,212	129,645
TrustCo Bank Corp. NY(1)	6,886	87,314
Trustmark Corp.	4,570	129,422
U.S. Bancorp	171,133	5,118,588
UCBH Holdings Inc.	8,627	149,678
UnionBanCal Corp.	5,282	354,369
United Bancshares Inc.(1)	3,880	144,608
Valley National Bancorp(1)	10,543	246,917
W Holding Co. Inc.	12,421	106,945
Wachovia Corp.	146,364	8,025,138
Webster Financial Corp.(1)	5,095	239,975
Wells Fargo & Co.	157,554	9,825,067
Westamerica Bancorp(1)	3,022	162,644
Whitney Holding Corp.(1)	5,948	195,689

Wilmington Trust Corp.	6,394	265,351
Wintrust Financial Corp.	2,179	117,012
Zions Bancorporation	9,781	773,384

		78,613,270
COMMERCIAL SERVICES—1.07%
Equifax Inc.	12,685	486,089
Moody’s Corp.	23,679	1,499,354

		1,985,443
DIVERSIFIED FINANCIAL SERVICES—50.26%
Affiliated Managers Group Inc.(2)	3,173	294,454
American Express Co.	104,040	5,456,898
AmeriCredit Corp.(1)(2)	13,188	379,287
Ameriprise Financial Inc.	20,839	847,939
Bear Stearns Companies Inc. (The)	10,154	1,284,075
Capital One Financial Corp.	28,229	2,351,476
CapitalSource Inc.(3)	0	6
Chicago Mercantile Exchange Holdings Inc.	2,667	1,128,808
CIT Group Inc.	19,832	1,057,839
Citigroup Inc.	490,132	22,830,349
CompuCredit Corp.(2)	3,146	126,343
Countrywide Financial Corp.	55,973	1,871,737
Doral Financial Corp.	8,676	94,308
E*TRADE Financial Corp.(2)	34,728	826,179
Eaton Vance Corp.	12,516	360,711
Edwards (A.G.) Inc.	7,253	345,025
Federal Home Loan Mortgage Corp.	65,068	4,415,514
Federal National Mortgage Association	91,194	5,283,780
Federated Investors Inc. Class B	8,996	347,336
First Marblehead Corp. (The)(1)	3,014	97,593
Franklin Resources Inc.	13,374	1,317,339
Goldman Sachs Group Inc. (The)	36,269	5,122,996
IndyMac Bancorp Inc.	5,896	240,911
Investment Technology Group Inc.(2)	3,986	179,290
Janus Capital Group Inc.	21,367	446,357
Jefferies Group Inc.(1)	4,651	253,340
JP Morgan Chase & Co.	331,522	13,178,000
Knight Capital Group Inc. Class A(2)	10,184	115,996
LaBranche & Co. Inc.(1)(2)	5,467	62,597
Legg Mason Inc.	10,367	1,344,600
Lehman Brothers Holdings Inc.	26,061	3,660,267
Merrill Lynch & Co. Inc.	79,355	5,957,180
Morgan Stanley	93,443	5,742,072
Nasdaq Stock Market Inc. (The)(2)	5,624	235,702
National Financial Partners Corp.	3,038	162,563
Nuveen Investments Inc. Class A	5,696	258,428
Piper Jaffray Companies Inc.(2)	1,958	87,777
Raymond James Financial Inc.	5,743	244,422
Rowe (T.) Price Group Inc.	12,196	932,140
Schwab (Charles) Corp. (The)	99,730	1,475,007
SLM Corp.	39,360	2,202,586
SWS Group Inc.	1,664	38,655
TD Ameritrade Holding Corp.	25,674	519,642
Waddell & Reed Financial Inc. Class A	7,845	174,787
Westcorp	2,289	158,376

		93,510,687
INSURANCE—0.67%
Principal Financial Group Inc.	26,346	1,242,477

		1,242,477
INTERNET—0.02%
NetBank Inc.	4,374	32,849

		32,849
SAVINGS & LOANS—5.30%
Anchor BanCorp Wisconsin Inc.(1)	1,896	59,022
Astoria Financial Corp.	9,555	275,184
Commercial Capital Bancorp Inc.	4,888	76,302
Dime Community Bancshares(1)	3,274	48,422
Downey Financial Corp.	1,974	129,258
First Niagara Financial Group Inc.	11,146	153,815
FirstFed Financial Corp.(1)(2)	1,546	96,934
Golden West Financial Corp.(1)	28,822	2,035,410
Harbor Florida Bancshares Inc.(1)	2,060	80,237
Hudson City Bancorp Inc.	56,195	697,942
Independence Community Bank Corp.	7,380	295,126
MAF Bancorp Inc.	3,036	130,518
New York Community Bancorp Inc.(1)	22,644	386,307
NewAlliance Bancshares Inc.	10,876	158,355
People’s Bank	5,610	172,171
PFF Bancorp Inc.	2,092	66,212
Provident Financial Services Inc.(1)	6,579	120,396

Sovereign Bancorp Inc.	35,229	767,992
Washington Federal Inc.(1)	8,136	196,403
Washington Mutual Inc.	92,402	3,910,453

		9,856,459
SOFTWARE—0.27%
MoneyGram International Inc.	8,038	213,489
Safeguard Scientifics Inc.(2)	12,037	25,639
SEI Investments Co.	6,335	261,319

		500,447
TOTAL COMMON STOCKS

(Cost: $181,774,168)		185,741,632

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.87%

CERTIFICATES OF DEPOSIT(4)—0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$17,805	17,805
Wells Fargo Bank N.A.
4.78%, 12/05/06	28,488	28,488

		46,293
COMMERCIAL PAPER(4)—0.17%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	35,610	35,374
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	19,774	19,751
CAFCO LLC
4.19%, 02/06/06	40,951	40,928
CC USA Inc.
4.23%, 04/21/06	10,683	10,584
CRC Funding LLC
4.19%, 02/03/06-02/06/06	55,195	55,178
Edison Asset Securitization LLC
4.37%, 05/08/06	17,805	17,598
Galaxy Funding Inc.
4.23%, 04/18/06	10,220	10,129
Grampian Funding LLC
4.41%, 05/15/06	17,805	17,580
HSBC PLC
3.88%, 02/03/06	10,683	10,681
Nordea North America Inc.
4.16%, 04/04/06	37,390	37,122
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	35,610	35,548
Sedna Finance Inc.
3.92%, 02/21/06	8,902	8,883
Sigma Finance Inc.
4.16%, 04/06/06	21,366	21,208

		320,564
LOAN PARTICIPATIONS(4)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	17,805	17,805

		17,805
MEDIUM-TERM NOTES(4)—0.07%
Dorada Finance Inc.
3.93%, 07/07/06	11,039	11,039
K2 USA LLC
3.94%, 07/07/06	21,366	21,366
Marshall & Ilsley Bank
5.18%, 12/15/06	35,610	35,716
Toronto-Dominion Bank
3.81%, 06/20/06	44,512	44,514
US Bank N.A.
2.85%, 11/15/06	7,122	7,019

		119,654
MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(5)(6)	100,859	100,859

		100,859

REPURCHASE AGREEMENTS(4)—0.78%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $534,216 (collateralized by U.S. Government obligations, value $546,055, 5.00%, 7/1/35).	$534,150	534,150
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $53,422 (collateralized by non-U.S. Government debt securities, value $58,889, 0.00% to 7.53%, 11/25/30 to 3/25/46).(7)	53,415	53,415
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $178,072 (collateralized by U.S. Government obligations, value $182,018, 3.50% to 8.00%, 8/1/08 to 2/1/36).	178,050	178,050
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $89,036 (collateralized by non-U.S. Government debt securities, value $91,901, 3.21% to 5.96%, 8/3/14 to 8/19/45).(7)	89,025	89,025
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $178,072 (collateralized by U.S. Government obligations, value $182,018, 4.00% to 5.50%, 9/1/20 to 1/1/36).	178,050	178,050
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $106,844 (collateralized by non-U.S. Government debt securities, value $112,423, 0.00% to 10.00%, 7/30/08 to 12/1/10).(7)	106,830	106,830
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $53,422 (collateralized by non-U.S. Government debt securities, value $55,142, 4.60% to 9.25%, 5/15/06 to 2/1/24).(7)	53,415	53,415
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $80,132 (collateralized by U.S. Government obligations, value $82,712, 3.50% to 6.00%, 10/25/11 to 5/25/34).	80,122	80,122
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $178,073 (collateralized by non-U.S. Government debt securities, value $185,454, 0.00% to 8.85%, 2/3/06 to 3/15/42).(7)	178,050	178,050

		1,451,107
TIME DEPOSITS(4)—0.28%
Abbey National Treasury Services PLC
4.49%, 02/01/06	124,635	124,635
Deutsche Bank AG
4.47%-4.48%, 02/01/06	153,789	153,789
Societe Generale
4.48%, 02/01/06	178,050	178,050
UBS AG
4.48%, 02/01/06	71,220	71,220

		527,694
VARIABLE & FLOATING RATE NOTES(4)—1.48%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(8)	125,169	125,198
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	83,683	83,682
American Express Centurion Bank
4.52%, 06/29/06	14,244	14,244
American Express Credit Corp.
4.49%, 02/05/07	10,683	10,692
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	115,732	115,771
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(8)	23,146	23,146
Bank of Ireland
4.46%, 12/20/06(8)	35,610	35,610
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(8)	88,669	88,665
BMW US Capital LLC
4.44%, 02/15/07(8)	35,610	35,610
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(8)	95,791	95,790
Commodore CDO Ltd.
4.56%, 12/12/06(8)	8,902	8,902

Credit Suisse First Boston NY
4.39%, 05/09/06	35,610	35,610
DEPFA Bank PLC
4.50%, 12/15/06	35,610	35,610
Descartes Funding Trust
4.47%, 11/15/06(8)	16,024	16,024
Dorada Finance Inc.
4.47%, 06/26/06(8)	8,902	8,902
Eli Lilly Services Inc.
4.36%, 09/01/06(8)	35,610	35,610
Fifth Third Bancorp.
4.49%, 01/23/07(8)	71,220	71,220
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(8)	24,927	24,927
General Electric Capital Corp.
4.52%, 01/09/07	16,024	16,036
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	26,707	26,707
Hartford Life Global Funding Trusts
4.46%, 02/15/07	35,610	35,610
HBOS Treasury Services PLC
4.57%, 01/24/07	35,610	35,610
Holmes Financing PLC
4.44%, 12/15/06(8)	97,927	97,927
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	30,268	30,274
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(8)	103,269	103,265
Leafs LLC
4.49%, 02/21/06-01/22/07(8)	37,302	37,302
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(8)	85,464	85,465
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	55,195	55,197
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(8)	106,474	106,524
Mound Financing PLC
4.38%, 11/08/06(8)	71,220	71,220
Natexis Banques Populaires
4.45%, 01/12/07(8)	26,707	26,707
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(8)	96,147	96,151
Nordea Bank AB
4.42%, 01/11/07(8)	62,317	62,317
Northern Rock PLC
4.40%, 02/02/07(8)	42,732	42,733
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(8)	96,859	96,858
Pfizer Investment Capital PLC
4.43%, 12/15/06(8)	89,025	89,025
Principal Life Income Funding Trusts
4.29%, 05/10/06	26,707	26,708
Royal Bank of Scotland
4.50%, 08/30/06	35,610	35,606
Sedna Finance Inc.
4.46%, 09/20/06(8)	10,683	10,683
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(8)	39,527	39,526
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(8)	35,610	35,610
Societe Generale
4.36%, 02/02/07(8)	24,927	24,927
Strips III LLC
4.57%, 07/24/06(8)(9)	9,394	9,394
SunTrust Bank
4.62%, 04/28/06	53,415	53,415
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(8)	79,410	79,405
Toyota Motor Credit Corp.
4.53%, 04/10/06	16,024	16,024
UniCredito Italiano SpA
4.43%, 06/14/06	46,293	46,287
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	35,610	35,610
US Bank N.A.
4.49%, 09/29/06	16,024	16,022
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	115,732	115,732
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(8)	70,680	70,680
Wells Fargo & Co.
4.46%, 09/15/06(8)	17,805	17,806
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(8)	26,707	26,705
White Pine Finance LLC

4.45%-4.49%, 03/27/06-06/20/06(8)	37,390	37,390
Winston Funding Ltd.
4.68%, 04/23/06(8)	25,426	25,426
World Savings Bank
4.37%, 03/09/06	53,415	53,415

		2,756,512

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,340,488)		5,340,488

TOTAL INVESTMENTS IN SECURITIES—102.71%
(Cost: $187,114,656)		191,082,120
Other Assets, Less Liabilities—(2.71)%		(5,036,665)

NET ASSETS—100.00%		$186,045,455

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Fractional share which rounds to less than one share.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—100.29%

AGRICULTURE—0.05%
Delta & Pine Land Co.(1)	28,296	$666,088

		666,088
BIOTECHNOLOGY—12.93%
Affymetrix Inc.(1)(2)	51,915	1,982,115
Alexion Pharmaceuticals Inc.(2)	24,020	692,256
Amgen Inc.(2)	965,310	70,361,446
Applera Corp.-Celera Genomics Group(2)	57,130	671,849
Biogen Idec Inc.(2)	264,651	11,843,132
Bio-Rad Laboratories Inc. Class A(2)	14,081	949,059
Celgene Corp.(2)	132,649	9,437,976
Cell Genesys Inc.(1)(2)	34,920	218,599
Charles River Laboratories International Inc.(1)(2)	56,101	2,587,939
Chiron Corp.(2)	85,188	3,884,573
CuraGen Corp.(1)(2)	34,997	138,238
Enzo Biochem Inc.(1)(2)	24,160	315,046
Enzon Pharmaceuticals Inc.(2)	34,261	249,420
Genentech Inc.(2)	362,577	31,152,616
Genzyme Corp.(2)	201,952	14,326,475
Human Genome Sciences Inc.(1)(2)	101,863	1,120,493
ICOS Corp.(1)(2)	45,402	1,128,240
Incyte Corp.(1)(2)	64,755	329,603
InterMune Inc.(1)(2)	20,051	405,632
Invitrogen Corp.(2)	41,165	2,835,445
MedImmune Inc.(2)	194,316	6,630,062
Millennium Pharmaceuticals Inc.(1)(2)	239,803	2,479,563
Millipore Corp.(2)	38,757	2,665,706
Myriad Genetics Inc.(1)(2)	29,377	629,843
Nektar Therapeutics(1)(2)	66,647	1,319,611
PDL BioPharma Inc.(1)(2)	88,259	2,572,750
Regeneron Pharmaceuticals Inc.(1)(2)	30,220	460,251
Savient Pharmaceuticals Inc.(1)(2)	47,899	214,109
Telik Inc.(1)(2)	40,893	784,737
Vertex Pharmaceuticals Inc.(1)(2)	72,707	2,597,094

		174,983,878
COMMERCIAL SERVICES—0.25%
Albany Molecular Research Inc.(1)(2)	16,556	188,076
PAREXEL International Corp.(1)(2)	20,484	499,400
Pharmaceutical Product Development Inc.	39,178	2,710,334

		3,397,810
DISTRIBUTION & WHOLESALE—0.07%
Owens & Minor Inc.(1)	30,787	963,633

		963,633
ELECTRONICS—1.48%
Applera Corp.-Applied Biosystems Group(1)	157,742	4,470,408
Fisher Scientific International Inc.(2)	95,907	6,413,301
Molecular Devices Corp.(1)(2)	13,703	391,769
Thermo Electron Corp.(2)	125,754	4,230,365
Varian Inc.(1)(2)	25,081	962,358
Waters Corp.(2)	86,569	3,631,570

		20,099,771
HEALTH CARE-PRODUCTS—27.67%
Advanced Medical Optics Inc.(2)	50,969	2,272,198
Alcon Inc.	61,572	7,876,290
American Medical Systems Holdings Inc.(2)	49,934	1,131,504
ArthroCare Corp.(1)(2)	18,832	843,485
Bard (C.R.) Inc.	81,886	5,193,210
Bausch & Lomb Inc.	41,301	2,789,883
Baxter International Inc.	484,652	17,859,426
Beckman Coulter Inc.	48,325	2,877,754
Becton, Dickinson & Co.	183,769	11,908,231
Biomet Inc.(1)	180,636	6,829,847
Biosite Inc.(1)(2)	13,140	655,949
Boston Scientific Corp.(2)	459,016	10,038,680
Cooper Companies Inc.(1)	34,323	1,902,524
Cyberonics Inc.(1)(2)	16,877	506,479
Cytyc Corp.(1)(2)	89,186	2,684,499

Dade Behring Holdings Inc.(1)	69,818	2,731,978
Datascope Corp.	9,854	345,875
DENTSPLY International Inc.	54,516	2,927,509
Diagnostic Products Corp.	17,797	904,088
Edwards Lifesciences Corp.(2)	46,585	2,000,360
Gen-Probe Inc.(2)	38,776	1,955,474
Guidant Corp.	259,488	19,098,317
Haemonetics Corp.(2)	19,745	1,026,740
Henry Schein Inc.(2)	67,605	3,153,097
Hillenbrand Industries Inc.(1)	45,558	2,242,365
Hologic Inc.(1)(2)	34,657	1,783,449
IDEXX Laboratories Inc.(1)(2)	26,317	2,021,672
Immucor Inc.(2)	35,122	1,055,416
INAMED Corp.(2)	28,677	2,641,438
Intuitive Surgical Inc.(1)(2)	27,717	3,815,245
Invacare Corp.(1)	23,762	821,928
Johnson & Johnson	2,325,477	133,807,947
Kinetic Concepts Inc.(2)	39,721	1,437,503
Kyphon Inc.(2)	28,307	1,176,722
Medtronic Inc.	945,837	53,411,415
Mentor Corp.(1)	30,040	1,351,800
Patterson Companies Inc.(1)(2)	91,023	3,143,024
PolyMedica Corp.	18,969	753,449
PSS World Medical Inc.(1)(2)	50,687	899,694
ResMed Inc.(1)(2)	55,047	2,171,054
Respironics Inc.(2)	56,416	2,032,668
St. Jude Medical Inc.(2)	286,693	14,085,227
Steris Corp.	53,995	1,457,865
Stryker Corp.	218,368	10,896,563
Sybron Dental Specialties Inc.(2)	31,571	1,344,925
TECHNE Corp.(1)(2)	28,502	1,620,339
Varian Medical Systems Inc.(2)	102,295	6,159,182
Ventana Medical Systems Inc.(2)	25,007	1,008,782
Viasys Healthcare Inc.(1)(2)	21,037	595,768
Zimmer Holdings Inc.(2)	193,088	13,313,418

		374,562,255
HEALTH CARE-SERVICES—15.77%
Aetna Inc.	223,680	21,652,224
American Healthways Inc.(2)	26,663	1,191,303
AMERIGROUP Corp.(1)(2)	38,921	868,717
Apria Healthcare Group Inc.(2)	39,081	952,404
Beverly Enterprises Inc.(2)	78,261	955,567
Centene Corp.(2)	32,543	855,555
Community Health Systems Inc.(2)	68,127	2,479,142
Covance Inc.(2)	48,993	2,783,292
Coventry Health Care Inc.(2)	126,571	7,539,835
DaVita Inc.(2)	78,125	4,277,344
HCA Inc.	315,119	15,466,040
Health Management Associates Inc. Class A	180,254	3,788,939
Health Net Inc.(1)(2)	89,559	4,421,528
Humana Inc.(2)	125,739	7,012,464
Laboratory Corp. of America Holdings(2)	103,904	6,093,970
LifePoint Hospitals Inc.(1)(2)	39,980	1,233,383
Lincare Holdings Inc.(2)	78,411	3,313,649
Manor Care Inc.	61,648	2,410,437
Odyssey Healthcare Inc.(1)(2)	27,096	552,216
Pediatrix Medical Group Inc.(2)	18,560	1,627,341
Psychiatric Solutions Inc.(2)	39,833	1,314,091
Quest Diagnostics Inc.	121,998	6,030,361
Renal Care Group Inc.(2)	52,433	2,487,422
Sierra Health Services Inc.(2)	40,578	1,607,700
Sunrise Senior Living Inc.(1)(2)	28,928	1,051,533
Tenet Healthcare Corp.(1)(2)	366,859	2,667,065
Triad Hospitals Inc.(2)	66,802	2,742,890
United Surgical Partners International Inc.(2)	33,811	1,310,514
UnitedHealth Group Inc.	1,065,785	63,328,945
Universal Health Services Inc. Class B	42,587	2,023,308
WellPoint Inc.(2)	513,103	39,406,310

		213,445,489
INSURANCE—0.93%
CIGNA Corp.	103,602	12,598,003

		12,598,003
INTERNET—0.04%
eResearch Technology Inc.(1)(2)	30,980	553,613

		553,613
PHARMACEUTICALS—41.10%
Abbott Laboratories	1,217,974	52,555,578
Abgenix Inc.(2)	61,242	1,351,611
Alkermes Inc.(2)	70,193	1,708,498
Allergan Inc.	104,998	12,221,767

Alpharma Inc. Class A	32,112	1,074,146
American Pharmaceutical Partners Inc.(2)	18,380	614,260
Amylin Pharmaceuticals Inc.(2)	78,325	3,320,980
Barr Pharmaceuticals Inc.(2)	72,446	4,751,009
Bristol-Myers Squibb Co.	1,528,222	34,828,179
Caremark Rx Inc.(2)	351,749	17,341,226
Cell Therapeutics Inc.(1)(2)	52,528	106,107
Cephalon Inc.(2)	44,288	3,139,576
Cubist Pharmaceuticals Inc.(1)(2)	41,369	895,225
CV Therapeutics Inc.(1)(2)	33,962	835,805
Endo Pharmaceuticals Holdings Inc.(2)	85,671	2,458,758
Express Scripts Inc.(2)	96,201	8,782,189
Forest Laboratories Inc.(2)	274,809	12,718,160
Gilead Sciences Inc.(2)	358,124	21,799,008
Hospira Inc.(2)	125,805	5,629,774
ImClone Systems Inc.(1)(2)	51,802	1,866,426
IVAX Corp.(2)(3)	169,362	5,126,757
King Pharmaceuticals Inc.(2)	189,003	3,543,806
Lilly (Eli) & Co.	756,242	42,818,422
Medarex Inc.(2)	86,105	1,203,748
Medco Health Solutions Inc.(2)	240,533	13,012,835
Medicines Co. (The)(1)(2)	36,434	701,354
Medicis Pharmaceutical Corp. Class A(1)	42,660	1,318,621
Merck & Co. Inc.	1,722,977	59,442,706
MGI Pharma Inc.(1)(2)	60,609	1,010,352
Mylan Laboratories Inc.	170,461	3,358,082
Nabi Biopharmaceuticals(2)	45,635	172,044
Neurocrine Biosciences Inc.(2)	28,482	1,730,851
Noven Pharmaceuticals Inc.(2)	18,318	286,310
NPS Pharmaceuticals Inc.(2)	35,685	506,727
Onyx Pharmaceuticals Inc.(1)(2)	31,603	887,728
OSI Pharmaceuticals Inc.(1)(2)	44,674	1,258,020
Par Pharmaceutical Companies Inc.(1)(2)	26,579	879,233
Perrigo Co.(1)	69,154	1,079,494
Pfizer Inc.	5,814,852	149,325,399
Schering-Plough Corp.	1,153,614	22,091,708
Sepracor Inc.(1)(2)	82,105	4,672,596
Taro Pharmaceutical Industries Ltd.(2)	18,938	281,419
Trimeris Inc.(1)(2)	12,839	161,258
United Therapeutics Inc.(1)(2)	17,763	1,148,733
Valeant Pharmaceuticals International(1)	71,518	1,284,463
Watson Pharmaceuticals Inc.(1)(2)	81,561	2,698,853
Wyeth	1,043,421	48,258,221

		556,258,022

TOTAL COMMON STOCKS
(Cost: $1,330,088,672)		1,357,528,562

Security	Principal	Value

SHORT-TERM INVESTMENTS—3.07%

CERTIFICATES OF DEPOSIT(4)—0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$141,010	141,010
Wells Fargo Bank N.A.
4.78%, 12/05/06	225,615	225,615

		366,625
COMMERCIAL PAPER(4)—0.19%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	282,019	280,150
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	156,603	156,416
CAFCO LLC
4.19%, 02/06/06	324,322	324,133
CC USA Inc.
4.23%, 04/21/06	84,606	83,820
CRC Funding LLC
4.19%, 02/03/06-02/06/06	437,130	436,994
Edison Asset Securitization LLC
4.37%, 05/08/06	141,010	139,366
Galaxy Funding Inc.
4.23%, 04/18/06	80,940	80,217
Grampian Funding LLC
4.41%, 05/15/06	141,010	139,230
HSBC PLC
3.88%, 02/03/06	84,606	84,588
Nordea North America Inc.
4.16%, 04/04/06	296,120	293,999

Santander Central Hispano Finance Inc.
3.91%, 02/17/06	282,019	281,529
Sedna Finance Inc.
3.92%, 02/21/06	70,505	70,351
Sigma Finance Inc.
4.16%, 04/06/06	169,212	167,960

		2,538,753
LOAN PARTICIPATIONS(4)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	141,010	141,010

		141,010
MEDIUM-TERM NOTES(4)—0.07%
Dorada Finance Inc.
3.93%, 07/07/06	87,426	87,422
K2 USA LLC
3.94%, 07/07/06	169,212	169,208
Marshall & Ilsley Bank
5.18%, 12/15/06	282,019	282,862
Toronto-Dominion Bank
3.81%, 06/20/06	352,524	352,537
US Bank N.A.
2.85%, 11/15/06	56,404	55,588

		947,617
REPURCHASE AGREEMENTS(4)—0.85%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $4,230,814 (collateralized by U.S. Government obligations, value $4,324,574, 5.00%, 7/1/35).	$4,230,290	4,230,290
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $423,083 (collateralized by non-U.S. Government debt securities, value $466,382, 0.00% to 7.53%, 11/25/30 to 3/25/46).(5)	423,029	423,029
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, 2/1/06, maturity value $1,410,272 (collateralized by U.S. Government obligations, value $1,441,525, 3.50% to 8.00%, 8/1/08 to 2/1/36).	1,410,097	1,410,097
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $705,137 (collateralized by non-U.S. Government debt securities, value $727,829, 3.21% to 5.96%, 8/3/14 to 8/19/45).(5)	705,048	705,048
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,410,272 (collateralized by U.S. Government obligations, value $1,441,525, 4.00% to 5.50%, 9/1/20 to 1/1/36).	1,410,097	1,410,097
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $846,167 (collateralized by non-U.S. Government debt securities, value $890,353, 0.00% to 10.00%, 7/30/08 to 12/1/10).(5)	846,058	846,058
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $423,083 (collateralized by non-U.S. Government debt securities, value $436,703, 4.60% to 9.25%, 5/15/06 to 2/1/24).(5)	423,029	423,029
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $634,623 (collateralized by U.S. Government obligations, value $655,049, 3.50% to 6.00%, 10/25/11 to 5/25/34).	634,544	634,544
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $1,410,275 (collateralized by non-U.S. Government debt securities, value $1,468,737, 0.00% to 8.85%, 2/3/06 to 3/15/42).(5)	1,410,097	1,410,097

		11,492,289
TIME DEPOSITS(4)—0.31%
Abbey National Treasury Services PLC
4.49%, 02/01/06	987,068	987,068
Deutsche Bank AG
4.47%-4.48%, 02/01/06	1,217,957	1,217,957
Societe Generale
4.48%, 02/01/06	1,410,097	1,410,097
UBS AG
4.48%, 02/01/06	564,039	564,039

		4,179,161

VARIABLE & FLOATING RATE NOTES(4)—1.61%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(6)	991,298	991,522
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	662,745	662,740
American Express Centurion Bank
4.52%, 06/29/06	112,808	112,808
American Express Credit Corp.
4.49%, 02/05/07	84,606	84,679
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(6)	916,563	916,872
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(6)	183,313	183,313
Bank of Ireland
4.46%, 12/20/06(6)	282,019	282,019
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(6)	702,228	702,206
BMW US Capital LLC
4.44%, 02/15/07(6)	282,019	282,019
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(6)	758,632	758,618
Commodore CDO Ltd.
4.56%, 12/12/06(6)	70,505	70,505
Credit Suisse First Boston NY
4.39%, 05/09/06	282,019	282,019
DEPFA Bank PLC
4.50%, 12/15/06	282,019	282,019
Descartes Funding Trust
4.47%, 11/15/06(6)	126,909	126,909
Dorada Finance Inc.
4.47%, 06/26/06(6)	70,505	70,502
Eli Lilly Services Inc.
4.36%, 09/01/06(6)	282,019	282,019
Fifth Third Bancorp.
4.49%, 01/23/07(6)	564,039	564,039
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(6)	197,414	197,413
General Electric Capital Corp.
4.52%, 01/09/07	126,909	127,003
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	211,514	211,515
Hartford Life Global Funding Trusts
4.46%, 02/15/07	282,019	282,019
HBOS Treasury Services PLC
4.57%, 01/24/07	282,019	282,019
Holmes Financing PLC
4.44%, 12/15/06(6)	775,553	775,553
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	239,716	239,761
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(6)	817,856	817,825
Leafs LLC
4.49%, 02/21/06-01/22/07(6)	295,352	295,352
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(6)	676,846	676,854
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	437,130	437,148
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(6)	843,238	843,638
Mound Financing PLC
4.38%, 11/08/06(6)	564,039	564,039
Natexis Banques Populaires
4.45%, 01/12/07(6)	211,515	211,514
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(6)	761,452	761,481
Nordea Bank AB
4.42%, 01/11/07(6)	493,534	493,534
Northern Rock PLC
4.40%, 02/02/07(6)	338,423	338,435
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(6)	767,093	767,092
Pfizer Investment Capital PLC
4.43%, 12/15/06(6)	705,048	705,048
Principal Life Income Funding Trusts
4.29%, 05/10/06	211,515	211,517
Royal Bank of Scotland
4.50%, 08/30/06	282,019	281,987
Sedna Finance Inc.
4.46%, 09/20/06(6)	84,606	84,606
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(6)	313,041	313,036

Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(6)	282,019	282,019
Societe Generale
4.36%, 02/02/07(6)	197,414	197,414
Strips III LLC
4.57%, 07/24/06(6)(7)	74,398	74,398
SunTrust Bank
4.62%, 04/28/06	423,029	423,029
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(6)	628,903	628,867
Toyota Motor Credit Corp.
4.53%, 04/10/06	126,909	126,908
UniCredito Italiano SpA
4.43%, 06/14/06	366,625	366,578
Union Hamilton Special Funding LLC
4.52%, 03/28/06(6)	282,019	282,019
US Bank N.A.
4.49%, 09/29/06	126,909	126,887
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	916,563	916,563
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(6)	559,762	559,762
Wells Fargo & Co.
4.46%, 09/15/06(6)	141,010	141,018
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(6)	211,514	211,497
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(6)	296,120	296,119
Winston Funding Ltd.
4.68%, 04/23/06(6)	201,362	201,362
World Savings Bank
4.37%, 03/09/06	423,029	423,027

		21,830,664
TOTAL SHORT-TERM INVESTMENTS

(Cost: $41,496,119)		41,496,119

TOTAL INVESTMENTS IN SECURITIES—103.36%
(Cost: $1,371,584,791)		1,399,024,681
Other Assets, Less Liabilities—(3.36)%		(45,443,757)

NET ASSETS—100.00%		$1,353,580,924

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.96%

AEROSPACE & DEFENSE—12.94%
AAR Corp.(1)(2)	4,086	$97,369
Alliant Techsystems Inc.(1)	5,175	401,062
Armor Holdings Inc.(1)	4,412	210,320
Boeing Co. (The)	99,233	6,778,606
Curtiss-Wright Corp.	2,945	174,756
DRS Technologies Inc.(2)	3,832	190,412
Engineered Support Systems Inc.	5,645	242,848
Esterline Technologies Corp.(1)	3,488	144,299
General Dynamics Corp.	23,109	2,688,963
Goodrich (B.F.) Co.	16,891	664,999
Kaman Corp. Class A	3,120	65,738
L-3 Communications Holdings Inc.	16,585	1,343,717
Lockheed Martin Corp.	47,733	3,229,137
Northrop Grumman Corp.	45,518	2,828,033
Raytheon Co.	61,443	2,517,320
Rockwell Collins Inc.	21,829	1,024,217
United Technologies Corp.	130,101	7,593,995

		30,195,791
AUTO MANUFACTURERS—1.05%
Navistar International Corp.(1)	8,560	232,832
Oshkosh Truck Corp.	10,078	496,946
PACCAR Inc.	23,337	1,624,255
Wabash National Corp.	4,300	91,719

		2,445,752
BUILDING MATERIALS—2.69%
American Standard Companies Inc.	24,266	873,576
Eagle Materials Inc.(2)	1,348	219,576
Eagle Materials Inc. Class B	1,117	180,731
ElkCorp	2,590	91,090
Florida Rock Industries Inc.	7,013	379,123
Lafarge North America Inc.	4,148	255,600
Lennox International Inc.	7,392	236,174
Martin Marietta Materials Inc.	6,411	543,525
Masco Corp.	60,256	1,786,590
Simpson Manufacturing Co. Inc.	5,106	197,551
Texas Industries Inc.(2)	3,100	166,811
USG Corp.(1)	4,620	439,824
Vulcan Materials Co.(2)	12,613	906,622

		6,276,793
CHEMICALS—0.36%
Sherwin-Williams Co. (The)	15,958	844,178

		844,178
COMMERCIAL SERVICES—5.11%
Accenture Ltd.	76,781	2,420,905
Alliance Data Systems Corp.(1)	9,480	400,530
Banta Corp.	3,269	167,111
BearingPoint Inc.(1)	23,638	194,304
Bowne & Co. Inc.(2)	5,013	75,496
ChoicePoint Inc.(1)	12,200	501,664
Convergys Corp.(1)	19,604	337,189
Corporate Executive Board Co. (The)	5,651	475,475
Corrections Corp. of America(1)	5,352	227,192
Deluxe Corp.	6,911	185,077
Donnelley (R.R.) & Sons Co.	29,797	971,382
Forrester Research Inc.(1)	1,717	35,010
FTI Consulting Inc.(1)	5,789	156,592
Hewitt Associates Inc. Class A(1)	7,293	194,723
Hudson Highland Group Inc. (1)	3,388	55,766
Iron Mountain Inc.(1)	15,115	629,993
Labor Ready Inc.(1)	7,208	167,874
Manpower Inc.	12,126	652,743
MPS Group Inc.(1)	13,770	195,672
Navigant Consulting Inc.(1)	6,610	150,179
NCO Group Inc.(1)	4,143	70,555
Paychex Inc.	46,450	1,688,457
PHH Corp.(1)	7,286	209,910
Quanta Services Inc.(1)(2)	14,080	195,008

Resources Connection Inc.(1)	6,549	178,067
Robert Half International Inc.	23,663	864,409
Spherion Corp.(1)	8,277	92,702
TeleTech Holdings Inc.(1)(2)	5,150	60,049
United Rentals Inc.(1)(2)	9,148	268,128
Viad Corp.	3,109	88,513

		11,910,675
COMPUTERS—0.89%
Affiliated Computer Services Inc. Class A(1)	16,775	1,050,115
BISYS Group Inc. (The)(1)	16,630	240,969
Ceridian Corp.(1)	20,463	505,027
Echelon Corp.(1)	4,773	42,480
National Instruments Corp.	7,178	237,520

		2,076,111
DISTRIBUTION & WHOLESALE—0.52%
Grainger(W.W.) Inc.	11,132	789,593
Hughes Supply Inc.	9,082	418,680

		1,208,273
ELECTRIC—0.24%
MDU Resources Group Inc.	15,269	552,738

		552,738
ELECTRICAL COMPONENTS & EQUIPMENT—2.70%
AMETEK Inc.	9,455	388,979
Artesyn Technologies Inc.(1)(2)	5,114	51,549
Belden CDT Inc.(2)	6,353	172,166
C&D Technologies Inc.	3,595	29,838
Emerson Electric Co.	56,602	4,383,825
General Cable Corp.(1)	6,777	166,036
GrafTech International Ltd.(1)	13,093	97,805
Hubbell Inc. Class B	7,142	321,033
Littelfuse Inc.(1)	3,108	91,841
Molex Inc.	7,986	241,577
Molex Inc. Class A	11,024	304,593
Power-One Inc.(1)	9,768	58,999

		6,308,241
ELECTRONICS—4.48%
Agilent Technologies Inc.(1)	56,214	1,906,217
Amphenol Corp. Class A	12,048	612,400
Arrow Electronics Inc.(1)	16,246	558,213
Avnet Inc.(1)	16,596	405,772
AVX Corp.(2)	7,303	121,376
Benchmark Electronics Inc.(1)	5,335	194,888
Checkpoint Systems Inc.(1)	5,253	141,673
Coherent Inc.(1)	4,214	130,465
CTS Corp.(2)	5,237	64,467
Dionex Corp.(1)	2,707	143,552
Electro Scientific Industries Inc.(1)	3,798	96,735
Flextronics International Ltd.(1)	77,631	812,020
FLIR Systems Inc.(1)(2)	9,397	222,709
Jabil Circuit Inc.(1)	24,293	981,437
KEMET Corp.(1)(2)	12,077	110,867
Methode Electronics Inc.	5,065	62,300
Mettler Toledo International Inc.(1)	5,737	332,115
Orbotech Ltd.(1)	4,323	104,833
Park Electrochemical Corp.	2,489	70,389
PerkinElmer Inc.	16,635	378,280
Photon Dynamics Inc.(1)	2,391	52,387
Plexus Corp.(1)	5,829	165,019
Sanmina-SCI Corp.(1)	71,869	302,569
Solectron Corp.(1)	132,790	507,258
Symbol Technologies Inc.	33,335	411,687
Taser International Inc.(1)(2)	8,538	80,172
Technitrol Inc.	5,172	105,302
Tektronix Inc.	11,544	340,548
Thomas & Betts Corp.(1)	8,404	375,239
Trimble Navigation Ltd.(1)	7,403	296,268
Vishay Intertechnology Inc.(1)	23,143	366,354

		10,453,511
ENERGY-ALTERNATE SOURCES—0.03%
FuelCell Energy Inc.(1)(2)	5,868	63,433

		63,433
ENGINEERING & CONSTRUCTION—1.42%
EMCOR Group Inc.(1)(2)	2,107	172,816
Fluor Corp.	11,948	1,050,827
Foster Wheeler Ltd.(1)	6,063	298,603
Granite Construction Inc.	4,513	182,686
Insituform Technologies Inc. Class A(1)(2)	3,749	95,262

Jacobs Engineering Group Inc.(1)(2)	7,942	662,125
Shaw Group Inc. (The)(1)(2)	10,648	379,282
URS Corp.(1)	5,914	253,001
Washington Group International Inc.	3,628	215,322

		3,309,924
ENVIRONMENTAL CONTROL—1.80%
Allied Waste Industries Inc.(1)	29,026	263,846
Casella Waste Systems Inc. Class A(1)	2,246	30,007
Mine Safety Appliances Co.(2)	3,833	152,668
Republic Services Inc.	16,566	627,023
Stericycle Inc.(1)(2)	6,228	372,248
Tetra Tech Inc.(1)	7,638	127,937
Waste Connections Inc.(1)(2)	6,358	222,149
Waste Management Inc.	75,906	2,397,111

		4,192,989
FOREST PRODUCTS & PAPER—0.98%
Louisiana-Pacific Corp.	14,521	427,643
MeadWestvaco Corp.	25,281	674,750
Smurfit-Stone Container Corp.(1)	35,060	448,417
Temple-Inland Inc.	15,759	739,097

		2,289,907
HAND & MACHINE TOOLS—0.29%
Kennametal Inc.	5,254	307,359
Lincoln Electric Holdings Inc.	4,901	218,144
Regal-Beloit Corp.(2)	4,205	155,122

		680,625
HOLDING COMPANIES-DIVERSIFIED—0.14%
Walter Industries Inc.(2)	5,271	333,391

		333,391
HOUSEHOLD PRODUCTS & WARES—0.75%
Fortune Brands Inc.	20,073	1,504,672
Harland (John H.) Co.(2)	3,749	139,950
Jarden Corp.(1)(2)	4,154	102,355

		1,746,977
HOUSEWARES—0.11%
Toro Co.	5,991	264,862

		264,862
INTERNET—0.69%
CheckFree Corp.(1)(2)	10,436	540,794
Emdeon Corp.(1)	38,027	355,172
Monster Worldwide Inc.(1)	14,986	639,303
Stamps.com Inc.(1)(2)	2,728	77,775

		1,613,044
MACHINERY—6.41%
AGCO Corp.(1)(2)	12,521	225,503
Albany International Corp. Class A	4,085	151,145
Astec Industries Inc.(1)	2,015	77,477
Caterpillar Inc.	94,100	6,389,390
Cognex Corp.	5,511	160,811
Cummins Inc.	5,474	532,620
Deere & Co.	33,177	2,380,782
Flowserve Corp.(1)	7,633	350,965
Graco Inc.(2)	9,413	378,214
IDEX Corp.	6,830	314,180
JLG Industries Inc.	7,045	383,812
Joy Global Inc.	16,108	870,476
Kadant Inc.(1)	2,030	39,057
Manitowoc Co. Inc. (The)	4,076	271,054
Nordson Corp.	4,061	184,451
Rockwell Automation Inc.	22,077	1,458,627
Stewart & Stevenson Services Inc.	3,707	96,271
Terex Corp.(1)	6,833	481,727
Wabtec Corp.	6,163	194,566

		14,941,128
MANUFACTURING—36.37%
Acuity Brands Inc.(2)	6,226	235,903
AptarGroup Inc.	4,500	253,980
Brink’s Co. (The)	8,054	428,473
Carlisle Companies Inc.	4,304	298,741
CLARCOR Inc.	7,058	240,537
Cooper Industries Ltd.	12,602	1,028,953
Crane Co.	7,110	265,345
Danaher Corp.	35,399	2,004,999
Donaldson Co. Inc.	10,085	348,437
Dover Corp.	27,956	1,284,019

Eaton Corp.	20,447	1,353,591
ESCO Technologies Inc.(1)	3,516	172,776
General Electric Co.	1,459,407	47,795,579
Honeywell International Inc.	105,978	4,071,675
Illinois Tool Works Inc.	34,490	2,907,162
Ingersoll-Rand Co. Class A	45,591	1,790,359
ITT Industries Inc.	12,687	1,300,418
Jacuzzi Brands Inc.(1)	10,552	100,138
Pall Corp.	16,996	489,485
Parker Hannifin Corp.	16,431	1,244,977
Roper Industries Inc.(2)	11,822	477,018
SPX Corp.(2)	10,467	499,381
Teleflex Inc.	5,016	316,359
Textron Inc.	15,441	1,304,147
3M Co.	97,130	7,066,208
Trinity Industries Inc.(2)	6,069	309,883
Tyco International Ltd.	278,549	7,256,201

		84,844,744
METAL FABRICATE & HARDWARE—0.77%
Kaydon Corp.(2)	3,810	127,406
Mueller Industries Inc.	4,660	135,280
Precision Castparts Corp.	18,268	912,487
Quanex Corp.(2)	3,436	213,410
Timken Co. (The)	11,329	409,770

		1,798,353
PACKAGING & CONTAINERS—1.54%
Ball Corp.	13,957	565,259
Bemis Co. Inc.	14,406	439,671
Chesapeake Corp.	2,588	40,114
Crown Holdings Inc.(1)	23,064	431,527
Owens-Illinois Inc.(1)	19,360	425,726
Packaging Corp. of America(2)	8,572	198,870
Pactiv Corp.(1)	19,800	440,352
Sealed Air Corp.(1)	11,518	636,600
Sonoco Products Co.	13,503	418,188

		3,596,307
RETAIL—0.12%
MSC Industrial Direct Co. Inc. Class A	6,134	275,601

		275,601
SEMICONDUCTORS—0.03%
Veeco Instruments Inc.(1)	3,595	78,191

		78,191
SOFTWARE—4.94%
Acxiom Corp.	10,328	244,464
Automatic Data Processing Inc.	79,282	3,483,651
Certegy Inc.	8,619	374,496
eFunds Corp.(1)	6,212	146,479
First Data Corp.	105,268	4,747,587
Fiserv Inc.(1)	26,840	1,180,423
Global Payments Inc.	10,747	547,345
IMS Health Inc.	32,375	796,425

		11,520,870
TELECOMMUNICATIONS—0.42%
Aeroflex Inc.(1)	10,020	121,142
Anaren Inc.(1)	2,421	42,319
Anixter International Inc.(2)	4,472	207,009
Black Box Corp.	2,468	124,955
CommScope Inc.(1)	7,555	167,041
Newport Corp.(1)	5,314	90,179
Powerwave Technologies Inc.(1)(2)	15,094	220,523

		973,168
TRANSPORTATION—12.07%
Alexander & Baldwin Inc.	6,011	315,998
Arkansas Best Corp.(2)	3,152	134,937
Burlington Northern Santa Fe Corp.	51,348	4,114,002
CH Robinson Worldwide Inc.	23,430	947,978
CNF Inc.	7,304	374,330
CSX Corp.	29,621	1,585,612
EGL Inc.(1)	4,336	177,386
Expeditors International Washington Inc.(2)	14,638	1,076,479
FedEx Corp.	38,715	3,916,022
General Maritime Corp.	4,943	185,560
Hunt (J.B.) Transport Services Inc.	17,214	409,693
Kansas City Southern Industries Inc.(1)	10,026	260,475
Landstar System Inc.	8,011	338,865
Norfolk Southern Corp.	55,899	2,786,006
OMI Corp.(2)	10,403	182,677

Overseas Shipholding Group Inc.	4,068	209,827
Ryder System Inc.	8,858	395,953
SCS Transportation Inc.(1)	1,876	50,239
Swift Transportation Co. Inc.(1)	6,700	158,321
Union Pacific Corp.	36,276	3,208,975
United Parcel Service Inc. Class B	86,997	6,516,945
UTi Worldwide Inc.	2,544	266,433
Werner Enterprises Inc.(2)	7,885	169,922
YRC Worldwide Inc.(1)	7,506	374,099

		28,156,734
TRUCKING & LEASING—0.10%
GATX Corp.	6,008	238,578

		238,578

TOTAL COMMON STOCKS
(Cost: $213,717,366)		233,190,889

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.98%

CERTIFICATES OF DEPOSIT(3)—0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$23,239	23,239
Wells Fargo Bank N.A.
4.78%, 12/05/06	37,182	37,182

		60,421
COMMERCIAL PAPER(3)—0.18%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	46,477	46,180
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	25,808	25,778
CAFCO LLC
4.19%, 02/06/06	53,449	53,418
CC USA Inc.
4.23%, 04/21/06	13,943	13,814
CRC Funding LLC
4.19%, 02/03/06-02/06/06	72,040	72,018
Edison Asset Securitization LLC
4.37%, 05/08/06	23,239	22,968
Galaxy Funding Inc.
4.23%, 04/18/06	13,339	13,220
Grampian Funding LLC
4.41%, 05/15/06	23,239	22,946
HSBC PLC
3.88%, 02/03/06	13,943	13,940
Nordea North America Inc.
4.16%, 04/04/06	48,801	48,451
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	46,477	46,397
Sedna Finance Inc.
3.92%, 02/21/06	11,619	11,594
Sigma Finance Inc.
4.16%, 04/06/06	27,886	27,680

		418,404
LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	23,239	23,239

		23,239
MEDIUM-TERM NOTES(3)—0.07%
Dorada Finance Inc.
3.93%, 07/07/06	14,408	14,407
K2 USA LLC
3.94%, 07/07/06	27,886	27,886
Marshall & Ilsley Bank
5.18%, 12/15/06	46,477	46,616
Toronto-Dominion Bank
3.81%, 06/20/06	58,097	58,099
US Bank N.A.
2.85%, 11/15/06	9,295	9,161

		156,169

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	112,849	112,849

		112,849
REPURCHASE AGREEMENTS(3)—0.81%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $697,248 (collateralized by U.S. Government obligations, value $712,700, 5.00%, 7/1/35).	$697,162	697,162
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $69,725 (collateralized by non-U.S. Government debt securities, value $76,861, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	69,716	69,716
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $232,416 (collateralized by U.S. Government obligations, value $237,567, 3.50% to 8.00%, 8/1/08 to 2/1/36).	232,387	232,387
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $116,209 (collateralized by non-U.S. Government debt securities, value $119,948, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	116,194	116,194
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $232,416 (collateralized by U.S. Government obligations, value $237,567, 4.00% to 5.50%, 9/1/20 to 1/1/36).	232,387	232,387
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $139,450 (collateralized by non-U.S. Government debt securities, value $146,732, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	139,432	139,432
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $69,725 (collateralized by non-U.S. Government debt securities, value $71,970, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	69,716	69,716
Merrill Lynch Government Securities Repurchase Agreement, 4.46%, due 2/1/06, maturity value $104,587 (collateralized by U.S. Government obligations, value $107,954, 3.50% to 6.00%, 10/25/11 to 5/25/34).	104,574	104,574
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $232,416 (collateralized by non-U.S. Government debt securities, value $242,051, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	232,387	232,387

		1,893,955
TIME DEPOSITS(3)—0.29%
Abbey National Treasury Services PLC
4.49%, 02/01/06	162,671	162,671
Deutsche Bank AG
4.47%-4.48%, 02/01/06	200,722	200,722
Societe Generale
4.48%, 02/01/06	232,387	232,387
UBS AG
4.48%, 02/01/06	92,955	92,955

		688,735
VARIABLE & FLOATING RATE NOTES(3)—1.54%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	163,368	163,405
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	109,222	109,221
American Express Centurion Bank
4.52%, 06/29/06	18,591	18,591
American Express Credit Corp.
4.49%, 02/05/07	13,943	13,955
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	151,052	151,102
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	30,210	30,210
Bank of Ireland
4.46%, 12/20/06(7)	46,477	46,477
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	115,729	115,725
BMW US Capital LLC
4.44%, 02/15/07(7)	46,477	46,477

CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	125,024	125,022
Commodore CDO Ltd.
4.56%, 12/12/06(7)	11,619	11,619
Credit Suisse First Boston NY
4.39%, 05/09/06	46,477	46,477
DEPFA Bank PLC
4.50%, 12/15/06	46,477	46,477
Descartes Funding Trust
4.47%, 11/15/06(7)	20,915	20,915
Dorada Finance Inc.
4.47%, 06/26/06(7)	11,619	11,619
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	46,477	46,477
Fifth Third Bancorp.
4.49%, 01/23/07(7)	92,955	92,955
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	32,534	32,534
General Electric Capital Corp.
4.52%, 01/09/07	20,915	20,930
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	34,858	34,858
Hartford Life Global Funding Trusts
4.46%, 02/15/07	46,477	46,477
HBOS Treasury Services PLC
4.57%, 01/24/07	46,477	46,477
Holmes Financing PLC
4.44%, 12/15/06(7)	127,813	127,813
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	39,506	39,513
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	134,785	134,779
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	48,675	48,675
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	111,546	111,547
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	72,040	72,043
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	138,968	139,033
Mound Financing PLC
4.38%, 11/08/06(7)	92,955	92,955
Natexis Banques Populaires
4.45%, 01/12/07(7)	34,858	34,858
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	125,489	125,493
Nordea Bank AB
4.42%, 01/11/07(7)	81,336	81,336
Northern Rock PLC
4.40%, 02/02/07(7)	55,773	55,775
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	126,419	126,418
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	116,194	116,194
Principal Life Income Funding Trusts
4.29%, 05/10/06	34,858	34,858
Royal Bank of Scotland
4.50%, 08/30/06	46,477	46,472
Sedna Finance Inc.
4.46%, 09/20/06(7)	13,943	13,943
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	51,590	51,589
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	46,477	46,477
Societe Generale
4.36%, 02/02/07(7)	32,534	32,534
Strips III LLC
4.57%, 07/24/06(7)(8)	12,261	12,261
SunTrust Bank
4.62%, 04/28/06	69,716	69,716
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	103,645	103,640
Toyota Motor Credit Corp.
4.53%, 04/10/06	20,915	20,915
UniCredito Italiano SpA
4.43%, 06/14/06	60,421	60,413
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	46,477	46,477
US Bank N.A.
4.49%, 09/29/06	20,915	20,911
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	151,052	151,052
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	92,250	92,250

Wells Fargo & Co.
4.46%, 09/15/06(7)	23,239	23,240
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	34,858	34,855
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	48,801	48,801
Winston Funding Ltd.
4.68%, 04/23/06(7)	33,185	33,185
World Savings Bank
4.37%, 03/09/06	69,716	69,716

		3,597,737

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,951,509)		6,951,509

TOTAL INVESTMENTS IN SECURITIES—102.94%
(Cost: $220,668,875)		240,142,398
Other Assets, Less Liabilities—2.94%		(6,855,415)

NET ASSETS—100.00%		$233,286,983

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January	31, 2006

Security	Shares	Value

COMMON STOCKS—99.85%

DIVERSIFIED FINANCIAL SERVICES—0.57%
Friedman, Billings, Ramsey Group Inc. Class A(1)	645,808	$7,478,457

		7,478,457
FOREST PRODUCTS & PAPER—3.75%
Plum Creek Timber Co. Inc.	840,190	31,036,619
Potlatch Corp.	81,127	4,156,136
Rayonier Inc.(1)	333,671	14,264,435

		49,457,190
REAL ESTATE—4.03%
CB Richard Ellis Group Inc. Class A(1)(2)	263,427	16,627,512
Forest City Enterprises Inc. Class A(1)	238,712	9,040,023
Jones Lang LaSalle Inc.	124,410	7,324,017
St. Joe Co. (The)(1)	318,330	20,198,038

		53,189,590
REAL ESTATE INVESTMENT TRUSTS—91.50%
Alexandria Real Estate Equities Inc.(1)	87,621	7,732,553
AMB Property Corp.	368,486	19,234,969
American Financial Realty Trust(1)	632,249	7,858,855
American Home Mortgage Investment Corp.	201,053	5,750,116
Annaly Mortgage Management Inc.	608,686	7,565,967
Apartment Investment & Management Co. Class A	416,979	17,729,947
Archstone-Smith Trust	903,162	42,322,171
Arden Realty Group Inc.	275,022	12,422,744
AvalonBay Communities Inc.(1)	325,536	32,384,321
Boston Properties Inc.	467,939	36,620,906
Brandywine Realty Trust(1)	376,840	11,851,618
BRE Properties Inc. Class A	225,986	11,276,701
Camden Property Trust	228,365	14,866,561
CapitalSource Inc.	334,338	7,342,062
CarrAmerica Realty Corp.	220,958	8,131,254
CBL & Associates Properties Inc.(1)	268,013	11,342,310
CenterPoint Properties Trust	209,197	10,384,539
Colonial Properties Trust(1)	153,508	7,095,140
Corporate Office Properties Trust(1)	142,834	5,783,349
Cousins Properties Inc.	184,299	5,753,815
Crescent Real Estate Equities Co.	460,709	9,762,424
Developers Diversified Realty Corp.(1)	481,704	23,728,739
Duke Realty Corp.	646,600	23,458,648
Equity Inns Inc.(1)	241,026	3,808,211
Equity Lifestyle Properties Inc.	99,507	4,577,322
Equity Office Properties Trust	1,807,284	57,507,777
Equity Residential	1,249,633	52,996,936
Essex Property Trust Inc.	95,347	9,475,585
Federal Realty Investment Trust	239,698	16,016,620
FelCor Lodging Trust Inc.(1)	247,529	4,915,926
First Industrial Realty Trust Inc.(1)	186,477	7,285,656
General Growth Properties Inc.	1,027,178	53,002,385
Glenborough Realty Trust Inc.	165,928	3,265,463
Health Care Property Investors Inc.	603,909	16,758,475
Health Care REIT Inc.(1)	238,582	8,872,865
Healthcare Realty Trust Inc.(1)	206,937	7,251,072
Highwoods Properties Inc.	243,589	7,682,797
Home Properties Inc.(1)	137,770	6,319,510
Hospitality Properties Trust	270,036	11,576,443
Host Marriott Corp.(1)	1,504,924	30,023,234
HRPT Properties Trust	993,405	10,659,236
Impac Mortgage Holdings Inc.(1)	305,709	2,671,897
iStar Financial Inc.	501,427	17,996,215
Kilroy Realty Corp.(1)	129,574	8,757,907
Kimco Realty Corp.(1)	894,964	31,404,287
Lexington Corporate Properties Trust	161,288	3,580,594
Liberty Property Trust	377,949	17,105,972
Macerich Co. (The)(1)	273,921	19,878,447
Mack-Cali Realty Corp.	250,780	11,214,882
Meristar Hospitality Corp.(2)	467,927	4,800,931
Mills Corp.	260,856	10,812,481
Nationwide Health Properties Inc.	312,615	7,149,505
New Century Financial Corp.	249,382	9,783,256

New Plan Excel Realty Trust Inc.(1)	450,794	11,112,072
Novastar Financial Inc.(1)	108,784	3,425,608
Pan Pacific Retail Properties Inc.	187,015	12,941,438
Pennsylvania Real Estate Investment Trust(1)	173,395	7,050,241
Post Properties Inc.	169,167	6,883,405
ProLogis	1,042,222	53,382,611
Public Storage Inc.(1)	389,809	28,288,439
Realty Income Corp.(1)	372,698	8,680,136
Reckson Associates Realty Corp.(1)	348,244	13,905,383
Redwood Trust Inc.(1)	130,163	5,655,582
Regency Centers Corp.	272,006	17,530,787
Saxon Capital Inc.(1)	173,785	2,074,993
Shurgard Storage Centers Inc. Class A	213,709	12,886,653
Simon Property Group Inc.	987,750	81,825,210
SL Green Realty Corp.	181,859	15,283,430
Taubman Centers Inc.(1)	225,323	8,460,879
Thornburg Mortgage Inc.(1)	445,358	11,414,526
Trizec Properties Inc.	413,357	9,627,084
United Dominion Realty Trust Inc.(1)	597,418	15,180,391
Ventas Inc.	416,245	12,737,097
Vornado Realty Trust	554,493	48,983,912
Washington Real Estate Investment Trust(1)	193,360	6,377,013
Weingarten Realty Investors	371,796	15,068,892

		1,206,327,378

TOTAL COMMON STOCKS
(Cost: $1,332,820,234)		1,316,452,615

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.63%

CERTIFICATES OF DEPOSIT(3)—0.07%
Toronto-Dominion Bank
3.94%, 07/10/06	$339,062	339,062
Wells Fargo Bank N.A.
4.78%, 12/05/06	542,500	542,500

		881,562
COMMERCIAL PAPER(3)—0.46%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	678,125	673,635
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	376,556	376,109
CAFCO LLC
4.19%, 02/06/06	779,844	779,390
CC USA Inc.
4.23%, 04/21/06	203,437	201,549
CRC Funding LLC
4.19%, 02/03/06-02/06/06	1,051,094	1,050,767
Edison Asset Securitization LLC
4.37%, 05/08/06	339,062	335,111
Galaxy Funding Inc.
4.23%, 04/18/06	194,622	192,884
Grampian Funding LLC
4.41%, 05/15/06	339,062	334,784
HSBC PLC
3.88%, 02/03/06	203,437	203,394
Nordea North America Inc.
4.16%, 04/04/06	712,031	706,930
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	678,125	676,947
Sedna Finance Inc.
3.92%, 02/21/06	169,531	169,162
Sigma Finance Inc.
4.16%, 04/06/06	406,875	403,866

		6,104,528
LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	339,062	339,062

		339,062
MEDIUM-TERM NOTES(3)—0.17%
Dorada Finance Inc.
3.93%, 07/07/06	210,219	210,210
K2 USA LLC
3.94%, 07/07/06	406,875	406,866

Marshall & Ilsley Bank
5.18%, 12/15/06	678,125	680,152
Toronto-Dominion Bank
3.81%, 06/20/06	847,656	847,688
US Bank N.A.
2.85%, 11/15/06	135,625	133,663

		2,278,579
MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	800,537	800,537

		800,537
REPURCHASE AGREEMENTS(3)—2.10%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $10,173,134 (collateralized by U.S. Government obligations, value $10,398,583, 5.00%, 7/1/35).	$10,171,874	10,171,874
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $1,017,316 (collateralized by non-U.S. Government debt securities, value $1,121,432, 0.00 to 7.53%, 11/25/30 to 3/25/46).(6)	1,017,187	1,017,187
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $3,391,045 (collateralized by U.S. Government obligations, value $3,466,194, 3.50% to 8.00%, 8/1/08 to 2/1/36).	3,390,625	3,390,625
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $1,695,526 (collateralized by non-U.S. Government debt securities, value $1,750,088, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	1,695,312	1,695,312
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $3,391,045 (collateralized by U.S. Government obligations, value $3,466,194, 4.00% to 5.50%, 9/1/20 to 1/1/36).	3,390,625	3,390,625
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $2,034,638 (collateralized by non-U.S. Government debt securities, value $2,140,885, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	2,034,375	2,034,375
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $1,017,317 (collateralized by non-U.S. Government debt securities, value $1,050,068, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	1,017,187	1,017,187
Merrill Lynch Government Securities Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,525,970 (collateralized by U.S. Government obligations, value $1,575,088, 3.50% to 6.00%, 10/25/11 to 5/25/34).	1,525,781	1,525,781
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $3,391,054 (collateralized by non-U.S. Government debt securities, value $3,531,628, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	3,390,625	3,390,625

		27,633,591
TIME DEPOSITS(3)—0.76%
Abbey National Treasury Services PLC
4.49%, 02/01/06	2,373,437	2,373,437
Deutsche Bank AG
4.47%-4.48%, 02/01/06	2,928,618	2,928,618
Societe Generale
4.48%, 02/01/06	3,390,625	3,390,625
UBS AG
4.48%, 02/01/06	1,356,250	1,356,250

		10,048,930
VARIABLE & FLOATING RATE NOTES(3)—3.98%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	2,383,609	2,384,150
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	1,593,594	1,593,583

American Express Centurion Bank
4.52%, 06/29/06	271,250	271,250
American Express Credit Corp.
4.49%, 02/05/07	203,437	203,615
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	2,203,906	2,204,650
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	440,781	440,781
Bank of Ireland
4.46%, 12/20/06(7)	678,125	678,125
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	1,688,531	1,688,478
BMW US Capital LLC
4.44%, 02/15/07(7)	678,125	678,125
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	1,824,156	1,824,124
Commodore CDO Ltd.
4.56%, 12/12/06(7)	169,531	169,531
Credit Suisse First Boston NY
4.39%, 05/09/06	678,125	678,125
DEPFA Bank PLC
4.50%, 12/15/06	678,125	678,125
Descartes Funding Trust
4.47%, 11/15/06(7)	305,156	305,156
Dorada Finance Inc.
4.47%, 06/26/06(7)	169,531	169,525
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	678,125	678,125
Fifth Third Bancorp.
4.49%, 01/23/07(7)	1,356,250	1,356,250
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	474,687	474,685
General Electric Capital Corp.
4.52%, 01/09/07	305,156	305,384
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	508,594	508,593
Hartford Life Global Funding Trusts
4.46%, 02/15/07	678,125	678,125
HBOS Treasury Services PLC
4.57%, 01/24/07	678,125	678,125
Holmes Financing PLC
4.44%, 12/15/06(7)	1,864,844	1,864,844
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	576,406	576,514
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	1,966,562	1,966,486
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	710,177	710,177
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	1,627,500	1,627,518
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	1,051,094	1,051,137
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	2,027,594	2,028,555
Mound Financing PLC
4.38%, 11/08/06(7)	1,356,250	1,356,250
Natexis Banques Populaires
4.45%, 01/12/07(7)	508,594	508,594
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	1,830,937	1,831,006
Nordea Bank AB
4.42%, 01/11/07(7)	1,186,719	1,186,719
Northern Rock PLC
4.40%, 02/02/07(7)	813,750	813,778
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	1,844,500	1,844,500
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	1,695,312	1,695,312
Principal Life Income Funding Trusts
4.29%, 05/10/06	508,594	508,599
Royal Bank of Scotland
4.50%, 08/30/06	678,125	678,047
Sedna Finance Inc.
4.46%, 09/20/06(7)	203,437	203,437
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	752,719	752,704
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	678,125	678,125
Societe Generale
4.36%, 02/02/07(7)	474,687	474,687
Strips III LLC
4.57%, 07/24/06(7)(8)	178,892	178,892
SunTrust Bank
4.62%, 04/28/06	1,017,187	1,017,187

Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	1,512,219	1,512,130
Toyota Motor Credit Corp.
4.53%, 04/10/06	305,156	305,155
UniCredito Italiano SpA
4.43%, 06/14/06	881,562	881,449
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	678,125	678,125
US Bank N.A.
4.49%, 09/29/06	305,156	305,104
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	2,203,906	2,203,906
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	1,345,966	1,345,966
Wells Fargo & Co.
4.46%, 09/15/06(7)	339,062	339,083
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	508,594	508,552
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	712,031	712,028
Winston Funding Ltd.
4.68%, 04/23/06(7)	484,181	484,181
World Savings Bank
4.37%, 03/09/06	1,017,187	1,017,182

		52,492,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,579,348)		100,579,348

TOTAL INVESTMENTS IN SECURITIES—107.48%
(Cost: $1,433,399,582)		1,417,031,963
Other Assets, Less Liabilities—(7.48)%		(98,558,533)

NET ASSETS—100.00%		$1,318,473,430

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—100.04%

COMPUTERS—25.44%
Advanced Digital Information Corp.(1)	16,704	$167,206
Agilysys Inc.	8,148	172,738
Anteon International Corp.(1)	9,266	511,020
Apple Computer Inc.(1)	227,837	17,203,972
Brocade Communications Systems Inc.(1)(2)	72,460	333,316
CACI International Inc. Class A(1)	8,210	468,791
Cadence Design Systems Inc.(1)	74,670	1,318,672
CIBER Inc.(1)(2)	14,871	93,390
Cognizant Technology Solutions Corp.(1)	37,701	1,974,401
Computer Sciences Corp.(1)	50,338	2,552,137
Dell Inc.(1)	597,313	17,507,244
Diebold Inc.(2)	19,579	765,735
DST Systems Inc.(1)	17,264	978,178
Electronic Data Systems Corp.	142,293	3,584,361
Electronics For Imaging Inc.(1)	14,600	403,690
EMC Corp.(1)	652,289	8,740,673
Gateway Inc.(1)	64,009	174,104
Henry(Jack) & Associates Inc.(2)	20,789	425,551
Hewlett-Packard Co.	781,716	24,373,905
Hutchinson Technology Inc.(1)(2)	7,131	197,386
Imation Corp.	9,204	417,217
InFocus Corp.(1)	10,749	41,921
Intergraph Corp.(1)(2)	7,712	294,676
International Business Machines Corp.	435,414	35,399,158
Kronos Inc.(1)	8,554	336,172
Lexmark International Inc.(1)	32,341	1,570,802
Maxtor Corp.(1)(2)	67,665	622,518
McDATA Corp. Class A(1)(2)	32,677	139,531
Mentor Graphics Corp.(1)	21,501	236,511
Mercury Computer Systems Inc.(1)(2)	5,803	112,346
MICROS Systems Inc.(1)	10,352	477,745
M-Systems Flash Disk Pioneers Ltd.(1)	8,954	259,487
NCR Corp.(1)(2)	50,780	1,886,477
Network Appliance Inc.(1)	99,744	3,112,013
Palm Inc.(1)	11,909	470,167
Perot Systems Corp. Class A(1)	22,950	345,856
Quantum Corp.(1)	49,071	174,202
RadiSys Corp.(1)(2)	5,418	97,416
Reynolds & Reynolds Co. (The) Class A	17,613	500,209
SanDisk Corp.(1)(2)	50,235	3,383,830
Seagate Technology	103,427	2,697,376
Silicon Storage Technology Inc.(1)	24,050	115,921
SRA International Inc. Class A(1)	9,699	308,040
Sun Microsystems Inc.(1)	929,268	4,181,706
Synopsys Inc.(1)	39,764	879,182
Unisys Corp.(1)	92,470	618,624
Western Digital Corp.(1)	58,840	1,286,242

		141,911,815
DISTRIBUTION & WHOLESALE—0.33%
Ingram Micro Inc. Class A(1)	37,978	734,874
Tech Data Corp.(1)	15,844	653,248
United Stationers Inc.(1)(2)	9,082	454,372

		1,842,494
ELECTRICAL COMPONENTS & EQUIPMENT—0.21%
American Power Conversion Corp.(2)	49,849	1,181,421

		1,181,421
ELECTRONICS—0.08%
Cymer Inc.(1)	10,089	455,417

		455,417
ENGINEERING & CONSTRUCTION—0.05%
Dycom Industries Inc.(1)(2)	10,799	266,303

		266,303
ENTERTAINMENT—0.05%
Macrovision Corp.(1)	13,627	253,326

		253,326

HOME FURNISHINGS—0.01%
Audiovox Corp. Class A(1)	5,198	77,762

		77,762
INTERNET—9.35%
Agile Software Corp.(1)	13,693	88,046
Akamai Technologies Inc.(1)(2)	41,135	897,977
Ariba Inc.(1)(2)	18,427	172,108
Avocent Corp.(1)(2)	13,475	448,313
Check Point Software Technologies Ltd.(1)	49,180	1,064,255
Digital River Inc.(1)	9,442	317,062
EarthLink Inc.(1)(2)	35,211	402,110
Entrust Inc.(1)	14,030	56,541
F5 Networks Inc.(1)(2)	10,238	662,399
Google Inc. Class A(1)	54,433	23,583,097
InfoSpace Inc.(1)	7,647	180,546
Internet Security Systems Inc.(1)	10,277	219,106
Interwoven Inc.(1)	10,117	96,213
Keynote Systems Inc.(1)	4,686	59,278
MatrixOne Inc.(1)	14,177	70,743
McAfee Inc.(1)	45,765	1,061,290
Openwave Systems Inc.(1)	24,181	521,342
PC-Tel Inc.(1)	5,774	55,026
RealNetworks Inc.(1)	30,947	249,123
RSA Security Inc.(1)(2)	19,309	296,779
S1 Corp.(1)(2)	18,095	75,456
SonicWALL Inc.(1)	14,580	120,139
Symantec Corp.(1)	325,303	5,979,069
TIBCO Software Inc.(1)	54,622	436,430
United Online Inc.	17,188	234,960
VeriSign Inc.(1)	69,512	1,650,910
Vignette Corp.(1)	8,149	138,044
WatchGuard Technologies Inc.(1)	9,322	37,754
webMethods Inc.(1)	14,684	113,214
Websense Inc.(1)(2)	6,321	416,744
Yahoo! Inc.(1)	363,018	12,466,038

		52,170,112
MACHINERY—0.25%
Intermec Inc.(1)(2)	12,964	452,055
Presstek Inc.(1)	7,822	81,349
Zebra Technologies Corp. Class A(1)(2)	19,647	884,704

		1,418,108
OFFICE & BUSINESS EQUIPMENT—1.21%
IKON Office Solutions Inc.(2)	32,401	382,980
Pitney Bowes Inc.	62,143	2,655,992
Xerox Corp.(1)(2)	260,168	3,723,004

		6,761,976
PHARMACEUTICALS—0.01%
Accelrys Inc.(1)	6,664	45,315

		45,315
RETAIL—0.05%
Insight Enterprises Inc.(1)(2)	13,396	280,110

		280,110
SEMICONDUCTORS—22.15%
Actel Corp.(1)	7,081	107,490
Advanced Micro Devices Inc.(1)	110,244	4,614,814
Agere Systems Inc.(1)	49,248	611,168
Altera Corp.(1)	98,744	1,906,747
Amkor Technology Inc.(1)	25,330	142,608
Analog Devices Inc.	100,087	3,980,460
Applied Materials Inc.	442,686	8,433,168
Applied Micro Circuits Corp.(1)	83,337	274,179
Asyst Technologies Inc.(1)	12,982	92,951
Atmel Corp.(1)	120,354	475,398
ATMI Inc.(1)	10,252	344,467
Axcelis Technologies Inc.(1)	27,533	174,009
Broadcom Corp. Class A(1)	75,582	5,154,692
Brooks Automation Inc.(1)	20,442	344,652
Cabot Microelectronics Corp.(1)(2)	6,846	227,356
Cirrus Logic Inc.(1)	21,053	178,319
Cohu Inc.	5,531	156,804
Conexant Systems Inc.(1)	127,768	429,300
Credence Systems Corp.(1)	24,028	210,245
Cree Inc.(1)(2)	20,690	540,630
Cypress Semiconductor Corp.(1)	36,718	621,636
DSP Group Inc.(1)	7,765	227,903
Emulex Corp.(1)	22,560	413,976
ESS Technology Inc.(1)	9,502	38,008
Exar Corp.(1)	9,548	128,612

Fairchild Semiconductor International Inc. Class A(1)	32,603	650,430
Freescale Semiconductor Inc. Class A(1)	35,500	893,180
Freescale Semiconductor Inc. Class B(1)	73,550	1,857,138
Integrated Device Technology Inc.(1)	54,956	763,339
Intel Corp.	1,662,496	35,361,290
International Rectifier Corp.(1)(2)	19,292	701,650
Intersil Corp. Class A	42,139	1,224,559
KLA-Tencor Corp.	53,550	2,783,529
Kopin Corp.(1)	18,960	90,250
Kulicke & Soffa Industries Inc.(1)	14,205	158,954
Lam Research Corp.(1)	37,048	1,720,139
Lattice Semiconductor Corp.(1)	29,017	131,447
Linear Technology Corp.	83,650	3,112,616
LSI Logic Corp.(1)	105,657	966,762
LTX Corp.(1)	16,552	89,877
Marvell Technology Group Ltd.(1)	60,934	4,169,104
Maxim Integrated Products Inc.	88,819	3,645,132
MEMC Electronic Materials Inc.(1)	40,822	1,166,693
Micrel Inc.(1)	17,015	208,774
Microchip Technology Inc.	57,341	2,150,861
Micron Technology Inc.(1)(2)	166,837	2,449,167
Microsemi Corp.(1)(2)	16,091	489,810
Mindspeed Technologies Inc.(1)(2)	28,165	89,283
National Semiconductor Corp.	93,618	2,640,964
Novellus Systems Inc.(1)	38,358	1,087,449
NVIDIA Corp.(1)	43,633	1,961,740
OmniVision Technologies Inc.(1)(2)	15,517	391,494
Photronics Inc.(1)	10,336	186,461
PMC-Sierra Inc.(1)	50,089	473,842
Power Integrations Inc.(1)(2)	7,973	211,205
QLogic Corp.(1)	23,565	934,824
Rambus Inc.(1)	26,179	765,474
Semtech Corp.(1)	20,265	390,709
Silicon Image Inc.(1)	21,410	247,714
Silicon Laboratories Inc.(1)	10,998	541,432
Skyworks Solutions Inc.(1)	43,026	227,177
Teradyne Inc.(1)	53,029	923,765
Tessera Technologies Inc.(1)	11,980	386,714
Texas Instruments Inc.	464,664	13,582,129
Transmeta Corp.(1)(2)	49,955	69,937
TriQuint Semiconductor Inc.(1)	37,412	182,571
Ultratech Inc.(1)(2)	6,008	115,354
Varian Semiconductor Equipment Associates Inc.(1)(2)	9,916	491,139
Vitesse Semiconductor Corp.(1)	60,591	157,537
Xilinx Inc.	94,554	2,662,641
Zoran Corp.(1)	11,891	233,183

		123,569,031
SOFTWARE—21.15%
Actuate Corp.(1)	16,133	65,177
Adobe Systems Inc.	164,036	6,515,510
Advent Software Inc.(1)	6,176	162,182
ANSYS Inc.(1)	8,714	382,196
Autodesk Inc.	62,984	2,556,521
BEA Systems Inc.(1)	105,954	1,098,743
BMC Software Inc.(1)	58,931	1,302,375
Borland Software Corp.(1)	20,818	135,109
Cerner Corp.(1)	16,272	732,240
Citrix Systems Inc.(1)	48,108	1,483,651
Computer Associates International Inc.	127,543	3,481,924
Compuware Corp.(1)	94,304	777,065
CSG Systems International Inc.(1)	12,867	292,982
Dendrite International Inc.(1)	10,547	153,142
Fair Isaac Corp.	18,359	813,671
FileNET Corp.(1)	11,356	318,649
Hyperion Solutions Corp.(1)	16,006	550,767
Informatica Corp.(1)(2)	23,732	349,335
Inter-Tel Inc.	5,564	120,627
Intuit Inc.(1)	45,290	2,370,026
JDA Software Group Inc.(1)	8,120	124,480
Keane Inc.(1)(2)	14,097	152,670
Micromuse Inc.(1)	21,773	216,641
Microsoft Corp.	2,586,802	72,818,476
MRO Software Inc.(1)	5,584	85,659
NetIQ Corp.(1)	15,005	197,166
Novell Inc.(1)(2)	102,604	999,363
Oracle Corp.(1)	1,117,289	14,044,323
Packeteer Inc.(1)	9,052	117,133
Parametric Technology Corp.(1)	73,126	457,769
Progress Software Corp.(1)	10,495	301,836
Quest Software Inc.(1)	14,573	230,836
Red Hat Inc.(1)(2)	45,773	1,325,128

Salesforce.com Inc.(1)(2)	21,314	874,940
SERENA Software Inc.(1)	7,361	173,793
Siebel Systems Inc.	129,916	1,378,409
Sybase Inc.(1)(2)	24,544	529,905
Wind River Systems Inc.(1)	21,897	292,982

		117,983,401
TELECOMMUNICATIONS—19.70%
Adaptec Inc.(1)	30,351	165,109
ADC Telecommunications Inc.(1)	31,565	800,488
ADTRAN Inc.	18,345	538,059
Amdocs Ltd.(1)	51,157	1,647,255
American Tower Corp. Class A(1)	112,358	3,476,357
Andrew Corp.(1)	44,295	574,506
Arris Group Inc.(1)	28,316	332,996
Avaya Inc.(1)	123,013	1,297,787
C-COR Inc.(1)	13,354	85,332
CIENA Corp.(1)	156,380	625,520
Cisco Systems Inc.(1)	1,796,663	33,364,032
Comverse Technology Inc.(1)	51,365	1,406,887
Corning Inc.(1)	415,803	10,124,803
Crown Castle International Corp.(1)	61,499	1,945,213
Extreme Networks Inc.(1)	30,296	148,450
Finisar Corp.(1)	49,736	134,287
Foundry Networks Inc.(1)	33,504	503,565
Harmonic Inc.(1)	19,761	109,081
Harris Corp.	36,509	1,695,113
InterDigital Communications Corp.(1)	15,062	389,051
JDS Uniphase Corp.(1)	434,779	1,360,858
Juniper Networks Inc.(1)	148,692	2,695,786
Lucent Technologies Inc.(1)(2)	1,213,260	3,203,006
Motorola Inc.	679,611	15,433,966
MRV Communications Inc.(1)(2)	28,605	73,229
Plantronics Inc.	13,073	457,555
Polycom Inc.(1)	27,387	530,760
QUALCOMM Inc.	449,057	21,536,774
RF Micro Devices Inc.(1)	50,871	370,341
Scientific-Atlanta Inc.	41,430	1,771,547
Sonus Networks Inc.(1)	67,112	314,084
Stratex Networks Inc.(1)(2)	23,153	96,085
Sycamore Networks Inc.(1)	50,379	249,376
Tekelec(1)(2)	17,382	272,028
Tellabs Inc.(1)	111,926	1,431,534
3Com Corp.(1)	105,500	482,135
UTStarcom Inc.(1)(2)	27,333	191,604
Wireless Facilities Inc.(1)	13,308	71,065

		109,905,624

TOTAL COMMON STOCKS
(Cost: $536,237,960)		558,122,215

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—2.75%

CERTIFICATES OF DEPOSIT(3)—0.02%
Toronto-Dominion Bank
3.94%, 07/10/06	$50,135	50,135
Wells Fargo Bank N.A.
4.78%, 12/05/06	80,216	80,216

		130,351
COMMERCIAL PAPER(3)—0.16%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	100,270	99,606
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	55,679	55,612
CAFCO LLC
4.19%, 02/06/06	115,310	115,243
CC USA Inc.
4.23%, 04/21/06	30,081	29,802
CRC Funding LLC
4.19%, 02/03/06-02/06/06	155,418	155,370
Edison Asset Securitization LLC
4.37%, 05/08/06	50,135	49,551
Galaxy Funding Inc.
4.23%, 04/18/06	28,777	28,520
Grampian Funding LLC
4.41%, 05/15/06	50,135	49,502

HSBC PLC
3.88%, 02/03/06	30,081	30,074
Nordea North America Inc.
4.16%, 04/04/06	105,283	104,529
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	100,270	100,095
Sedna Finance Inc.
3.92%, 02/21/06	25,067	25,013
Sigma Finance Inc.
4.16%, 04/06/06	60,162	59,717

		902,634
LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	50,135	50,135

		50,135
MEDIUM-TERM NOTES(3)—0.06%
Dorada Finance Inc.
3.93%, 07/07/06	31,084	31,082
K2 USA LLC
3.94%, 07/07/06	60,162	60,161
Marshall & Ilsley Bank
5.18%, 12/15/06	100,270	100,569
Toronto-Dominion Bank
3.81%, 06/20/06	125,337	125,342
US Bank N.A.
2.85%, 11/15/06	20,054	19,764

		336,918
MONEY MARKET FUNDS—0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	597,573	597,573

		597,573
REPURCHASE AGREEMENTS(3)—0.73%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,504,232 (collateralized by U.S. Government obligations, value $1,537,567, 5.00%, 7/1/35).	$1,504,046	1,504,046
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $150,424 (collateralized by non-U.S. Government debt securities, value $165,818, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	150,405	150,405
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $501,411 (collateralized by U.S. Government obligations, value $512,522, 3.50% to 8.00%, 8/1/08 to 2/1/36).	501,349	501,349
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $250,706 (collateralized by non-U.S. Government debt securities, value $258,774, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	250,674	250,674
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $501,411 (collateralized by U.S. Government obligations, value $512,522, 4.00% to 5.50%, 9/1/20 to 1/1/36).	501,349	501,349
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $300,848 (collateralized by non-U.S. Government debt securities, value $316,558, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	300,809	300,809
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $150,424 (collateralized by non-U.S. Government debt securities, value $155,266, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	150,405	150,405
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $225,635 (collateralized by U.S. Government obligations, value $232,897, 3.50% to 6.00%, 10/25/11 to 5/25/34).	225,607	225,607
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $501,412 (collateralized by non-U.S. Government debt securities, value $522,198, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	501,349	501,349

		4,085,993

TIME DEPOSITS(3)—0.27%
Abbey National Treasury Services PLC
4.49%, 02/01/06	350,944	350,944
Deutsche Bank AG
4.47%-4.48%, 02/01/06	433,035	433,035
Societe Generale
4.48%, 02/01/06	501,349	501,349
UBS AG
4.48%, 02/01/06	200,539	200,539

		1,485,867
VARIABLE & FLOATING RATE NOTES(3)—1.39%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	352,448	352,529
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	235,634	235,632
American Express Centurion Bank
4.52%, 06/29/06	40,108	40,108
American Express Credit Corp.
4.49%, 02/05/07	30,081	30,107
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	325,877	325,986
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	65,175	65,175
Bank of Ireland
4.46%, 12/20/06(7)	100,270	100,270
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	249,672	249,664
BMW US Capital LLC
4.44%, 02/15/07(7)	100,270	100,270
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	269,726	269,721
Commodore CDO Ltd.
4.56%, 12/12/06(7)	25,067	25,067
Credit Suisse First Boston NY
4.39%, 05/09/06	100,270	100,270
DEPFA Bank PLC
4.50%, 12/15/06	100,270	100,270
Descartes Funding Trust
4.47%, 11/15/06(7)	45,121	45,121
Dorada Finance Inc.
4.47%, 06/26/06(7)	25,067	25,066
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	100,270	100,270
Fifth Third Bancorp.
4.49%, 01/23/07(7)	200,539	200,539
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	70,189	70,188
General Electric Capital Corp.
4.52%, 01/09/07	45,121	45,155
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	75,202	75,202
Hartford Life Global Funding Trusts
4.46%, 02/15/07	100,270	100,270
HBOS Treasury Services PLC
4.57%, 01/24/07	100,270	100,270
Holmes Financing PLC
4.44%, 12/15/06(7)	275,742	275,742
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	85,229	85,246
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	290,782	290,772
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	105,001	105,001
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	240,647	240,650
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	155,418	155,424
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	299,806	299,949
Mound Financing PLC
4.38%, 11/08/06(7)	200,539	200,539
Natexis Banques Populaires
4.45%, 01/12/07(7)	75,202	75,202
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	270,728	270,739
Nordea Bank AB
4.42%, 01/11/07(7)	175,472	175,472
Northern Rock PLC
4.40%, 02/02/07(7)	120,324	120,328
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	272,734	272,733

Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	250,674	250,674
Principal Life Income Funding Trusts
4.29%, 05/10/06	75,202	75,203
Royal Bank of Scotland
4.50%, 08/30/06	100,270	100,258
Sedna Finance Inc.
4.46%, 09/20/06(7)	30,081	30,081
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	111,299	111,297
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	100,270	100,270
Societe Generale
4.36%, 02/02/07(7)	70,189	70,189
Strips III LLC
4.57%, 07/24/06(7)(8)	26,452	26,452
SunTrust Bank
4.62%, 04/28/06	150,405	150,405
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	223,601	223,589
Toyota Motor Credit Corp.
4.53%, 04/10/06	45,121	45,121
UniCredito Italiano SpA
4.43%, 06/14/06	130,351	130,334
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	100,270	100,270
US Bank N.A.
4.49%, 09/29/06	45,121	45,114
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	325,877	325,877
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	199,019	199,019
Wells Fargo & Co.
4.46%, 09/15/06(7)	50,135	50,138
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	75,202	75,196
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	105,283	105,283
Winston Funding Ltd.
4.68%, 04/23/06(7)	71,593	71,593
World Savings Bank
4.37%, 03/09/06	150,405	150,404

		7,761,714

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,351,185)		15,351,185

TOTAL INVESTMENTS IN SECURITIES—102.79% (Cost: $551,589,145)		573,473,400
Other Assets, Less Liabilities—(2.79)%		(15,580,564)

NET ASSETS—100.00%		$557,892,836

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—100.02%

HOLDING COMPANIES-DIVERSIFIED—2.12%
Leucadia National Corp.(1)	210,628	$11,051,651

		11,051,651
TELECOMMUNICATIONS—97.90%
Alamosa Holdings Inc.(2)	316,009	5,922,009
Alltel Corp.	430,419	25,838,052
American Tower Corp. Class A(2)	224,069	6,932,695
AT&T Inc.	3,714,492	96,391,067
BCE Inc.	871,203	21,091,825
BellSouth Corp.	916,525	26,368,424
CenturyTel Inc.	607,674	20,235,544
Cincinnati Bell Inc.(2)	1,105,161	3,868,063
Citizens Communications Co.	1,069,085	13,117,673
Crown Castle International Corp.(1)(2)	157,544	4,983,117
IDT Corp.(2)	110,921	1,355,455
IDT Corp. Class B(1)(2)	358,871	4,432,057
Leap Wireless International Inc.(2)	76,512	2,830,944
Level 3 Communications Inc.(1)(2)	1,036,837	3,888,139
Nextel Partners Inc. Class A(2)	278,839	7,804,704
NII Holdings Inc. Class B(1)(2)	411,032	20,329,643
NTL Inc.(1)(2)	158,741	10,040,368
Qwest Communications International Inc.(2)	2,874,257	17,303,027
Sprint Nextel Corp.	2,690,682	61,589,711
Telephone & Data Systems Inc.	288,292	10,329,502
Telephone & Data Systems Inc. Special	288,193	9,827,381
UbiquiTel Inc.(2)	279,062	2,732,017
United States Cellular Corp.(1)(2)	296,443	15,088,949
Verizon Communications Inc.	3,306,044	104,669,353
Vodafone Group PLC ADR	657,165	13,872,753

		510,842,472

TOTAL COMMON STOCKS
(Cost: $527,939,046)		521,894,123

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—3.26%

CERTIFICATES OF DEPOSIT(3)—0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$56,221	56,221
Wells Fargo Bank N.A.
4.78%, 12/05/06	89,954	89,954

		146,175
COMMERCIAL PAPER(3)—0.19%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	112,443	111,698
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	62,438	62,364
CAFCO LLC
4.19%, 02/06/06	129,309	129,234
CC USA Inc.
4.23%, 04/21/06	33,733	33,420
CRC Funding LLC
4.19%, 02/03/06-02/06/06	174,286	174,232
Edison Asset Securitization LLC
4.37%, 05/08/06	56,221	55,566
Galaxy Funding Inc.
4.23%, 04/18/06	32,271	31,983
Grampian Funding LLC
4.41%, 05/15/06	56,221	55,512
HSBC PLC
3.88%, 02/03/06	33,733	33,726
Nordea North America Inc.
4.16%, 04/04/06	118,065	117,219

Santander Central Hispano Finance Inc.
3.91%, 02/17/06	112,443	112,247
Sedna Finance Inc.
3.92%, 02/21/06	28,111	28,049
Sigma Finance Inc.
4.16%, 04/06/06	67,466	66,967

		1,012,217
LOAN PARTICIPATIONS(3)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	56,221	56,221

		56,221
MEDIUM-TERM NOTES(3)—0.07%
Dorada Finance Inc.
3.93%, 07/07/06	34,857	34,856
K2 USA LLC
3.94%, 07/07/06	67,466	67,464
Marshall & Ilsley Bank
5.18%, 12/15/06	112,443	112,779
Toronto-Dominion Bank
3.81%, 06/20/06	140,553	140,559
US Bank N.A.
2.85%, 11/15/06	22,489	22,163

		377,821
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	454,677	454,677

		454,677
REPURCHASE AGREEMENTS(3)—0.88%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,686,851 (collateralized by U.S. Government obligations, value $1,724,233, 5.00%, 7/1/35).	$1,686,642	1,686,642
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $168,685 (collateralized by non-U.S. Government debt securities, value $185,949, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	168,664	168,664
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $562,284 (collateralized by U.S. Government obligations, value $574,744, 3.50% to 8.00%, 8/1/08 to 2/1/36).	562,214	562,214
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $281,143 (collateralized by non-U.S. Government debt securities, value $290,190, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	281,107	281,107
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $562,284 (collateralized by U.S. Government obligations, value $574,744, 4.00% to 5.50%, 9/1/20 to 1/1/36).	562,214	562,214
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $337,372 (collateralized by non-U.S. Government debt securities, value $354,989, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	337,328	337,328
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $168,686 (collateralized by non-U.S. Government debt securities, value $174,116, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	168,664	168,664
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $253,027 (collateralized by U.S. Government obligations, value $261,172, 3.50% to 6.00%, 10/25/11 to 5/25/34).	252,996	252,996
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $562,285 (collateralized by non-U.S. Government debt securities, value $585,594, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	562,214	562,214

		4,582,043

TIME DEPOSITS(3)—0.32%
Abbey National Treasury Services PLC
4.49%, 02/01/06	393,550	393,550
Deutsche Bank AG
4.47%-4.48%, 02/01/06	485,607	485,607
Societe Generale
4.48%, 02/01/06	562,214	562,214
UBS AG
4.48%, 02/01/06	224,886	224,886

		1,666,257
VARIABLE & FLOATING RATE NOTES(3)—1.67%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	395,236	395,327
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	264,241	264,239
American Express Centurion Bank
4.52%, 06/29/06	44,977	44,977
American Express Credit Corp.
4.49%, 02/05/07	33,733	33,762
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	365,439	365,562
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	73,088	73,088
Bank of Ireland
4.46%, 12/20/06(7)	112,443	112,443
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	279,982	279,974
BMW US Capital LLC
4.44%, 02/15/07(7)	112,443	112,443
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	302,471	302,467
Commodore CDO Ltd.
4.56%, 12/12/06(7)	28,111	28,111
Credit Suisse First Boston NY
4.39%, 05/09/06	112,443	112,443
DEPFA Bank PLC
4.50%, 12/15/06	112,443	112,443
Descartes Funding Trust
4.47%, 11/15/06(7)	50,599	50,599
Dorada Finance Inc.
4.47%, 06/26/06(7)	28,111	28,110
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	112,443	112,443
Fifth Third Bancorp.
4.49%, 01/23/07(7)	224,886	224,886
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	78,710	78,710
General Electric Capital Corp.
4.52%, 01/09/07	50,599	50,637
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	84,332	84,332
Hartford Life Global Funding Trusts
4.46%, 02/15/07	112,443	112,443
HBOS Treasury Services PLC
4.57%, 01/24/07	112,443	112,443
Holmes Financing PLC
4.44%, 12/15/06(7)	309,218	309,218
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	95,576	95,594
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	326,084	326,072
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	117,749	117,749
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	269,863	269,866
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	174,286	174,294
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	336,204	336,363
Mound Financing PLC
4.38%, 11/08/06(7)	224,886	224,886
Natexis Banques Populaires
4.45%, 01/12/07(7)	84,332	84,332
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	303,595	303,607
Nordea Bank AB
4.42%, 01/11/07(7)	196,775	196,775
Northern Rock PLC
4.40%, 02/02/07(7)	134,931	134,936
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	305,844	305,844
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	281,107	281,107

Principal Life Income Funding Trusts
4.29%, 05/10/06	84,332	84,333
Royal Bank of Scotland
4.50%, 08/30/06	112,443	112,430
Sedna Finance Inc.
4.46%, 09/20/06(7)	33,733	33,733
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	124,811	124,809
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	112,443	112,443
Societe Generale
4.36%, 02/02/07(7)	78,710	78,710
Strips III LLC
4.57%, 07/24/06(7)(8)	29,663	29,663
SunTrust Bank
4.62%, 04/28/06	168,664	168,664
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	250,747	250,733
Toyota Motor Credit Corp.
4.53%, 04/10/06	50,599	50,599
UniCredito Italiano SpA
4.43%, 06/14/06	146,176	146,157
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	112,443	112,443
US Bank N.A.
4.49%, 09/29/06	50,599	50,591
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	365,439	365,439
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	223,180	223,180
Wells Fargo & Co.
4.46%, 09/15/06(7)	56,221	56,225
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	84,332	84,325
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	118,065	118,065
Winston Funding Ltd.
4.68%, 04/23/06(7)	80,284	80,284
World Savings Bank
4.37%, 03/09/06	168,664	168,663

		8,704,014
TOTAL SHORT-TERM INVESTMENTS

(Cost: $16,999,425)		16,999,425

TOTAL INVESTMENTS IN SECURITIES—103.28%
(Cost: $544,938,471)		538,893,548
Other Assets, Less Liabilities—(3.28)%		(17,115,665)

NET ASSETS—100.00%		$521,777,883

ADR	- American Depositary Receipts

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.25%
ADVO Inc.(1)	1,217	$40,015
Catalina Marketing Corp.(1)	1,604	35,849
Donnelley (R.H.) Corp.(2)	2,146	140,838
Getty Images Inc.(2)	1,829	149,338
Harte-Hanks Inc.	2,049	58,151
Interpublic Group of Companies Inc.(1)(2)	16,224	163,862
Lamar Advertising Co.(2)	3,154	144,832
Omnicom Group Inc.	6,778	554,373
ValueVision Media Inc. Class A(1)(2)	1,156	14,161

		1,301,419
AEROSPACE & DEFENSE—1.57%
AAR Corp.(1)(2)	1,173	27,953
Alliant Techsystems Inc.(2)	1,416	109,740
Armor Holdings Inc.(2)	1,192	56,823
Boeing Co. (The)	27,031	1,846,486
Curtiss-Wright Corp.	887	52,635
DRS Technologies Inc.(1)	1,033	51,330
Engineered Support Systems Inc.	1,489	64,057
Esterline Technologies Corp.(2)	842	34,834
General Dynamics Corp.	6,330	736,559
Goodrich (B.F.) Co.	4,512	177,637
Kaman Corp. Class A	850	17,909
L-3 Communications Holdings Inc.	4,437	359,486
Lockheed Martin Corp.	13,065	883,847
Northrop Grumman Corp.	12,393	769,977
Raytheon Co.	16,777	687,354
Rockwell Collins Inc.	5,977	280,441
United Technologies Corp.	35,440	2,068,633

		8,225,701
AGRICULTURE—1.56%
Altria Group Inc.	77,632	5,615,899
Archer-Daniels-Midland Co.	22,475	707,963
Bunge Ltd.(1)	4,208	248,104
Delta & Pine Land Co.	1,340	31,544
Loews Corp.-Carolina Group	2,809	129,551
Monsanto Co.	9,941	841,108
Reynolds American Inc.(1)	3,250	328,672
Universal Corp.	991	46,825
UST Inc.(1)	6,218	242,129

		8,191,795
AIRLINES—0.17%
AirTran Holdings Inc.(2)	3,397	57,545
Alaska Air Group Inc.(2)	1,006	32,122
AMR Corp.(2)	6,437	146,120
Continental Airlines Inc. Class B(1)(2)	2,996	62,646
JetBlue Airways Corp.(1)(2)	6,040	78,762
SkyWest Inc.	2,322	67,756
Southwest Airlines Co.	26,555	437,095

		882,046
APPAREL—0.40%
Coach Inc.(2)	14,181	509,807
Jones Apparel Group Inc.	4,609	144,170
Kellwood Co.(1)	981	23,750
Liz Claiborne Inc.(1)	4,039	140,234
Nike Inc. Class B	6,813	551,512
Phillips-Van Heusen Corp.	1,538	55,568
Polo Ralph Lauren Corp.	2,247	127,270
Quiksilver Inc.(2)	4,598	64,464
Reebok International Ltd.	1,854	109,367
Russell Corp.(1)	992	15,158
Stride Rite Corp.	1,695	24,527
Timberland Co. Class A(2)	1,981	69,256
Tommy Hilfiger Corp.(2)	3,202	52,833
VF Corp.	3,319	184,138
Wolverine World Wide Inc.	2,224	53,487

		2,125,541

AUTO MANUFACTURERS—0.31%
Ford Motor Co.(1)	66,144	567,516
General Motors Corp.(1)	15,920	383,035
Navistar International Corp.(2)	2,371	64,491
Oshkosh Truck Corp.	2,640	130,178
PACCAR Inc.	6,399	445,370
Wabash National Corp.(1)	1,009	21,522

		1,612,112
AUTO PARTS & EQUIPMENT—0.19%
American Axle & Manufacturing Holdings Inc.	1,568	29,149
ArvinMeritor Inc.	2,538	44,288
BorgWarner Inc.	2,026	111,693
Cooper Tire & Rubber Co.	2,469	37,010
Dana Corp.	5,714	27,827
Goodyear Tire & Rubber Co. (The)(2)	6,377	99,736
Johnson Controls Inc.	7,203	498,736
Lear Corp.	2,614	66,265
Modine Manufacturing Co.	1,157	31,355
Proliance International Inc.(1)(2)	1,153	5,880
Superior Industries International Inc.(1)	828	19,210
Visteon Corp.(2)	5,049	26,507

		997,656
BANKS—5.96%
AMCORE Financial Inc.	1,010	30,633
AmSouth Bancorp	12,986	358,543
Associated Bancorp	4,712	159,454
BancorpSouth Inc.(1)	2,811	64,765
Bank of America Corp.	174,949	7,737,994
Bank of Hawaii Corp.	1,990	103,898
Bank of New York Co. Inc. (The)	29,234	929,934
BB&T Corp.	20,359	794,815
Cathay General Bancorp	1,577	56,315
Chittenden Corp.(1)	1,650	46,811
Citizens Banking Corp.	1,521	42,314
City National Corp.	1,703	127,674
Colonial BancGroup Inc. (The)	5,808	144,619
Comerica Inc.	6,218	344,912
Commerce Bancorp Inc.	6,014	201,108
Commerce Bancshares Inc.	2,523	127,538
Compass Bancshares Inc.	4,677	227,863
Cullen/Frost Bankers Inc.	1,993	107,104
East West Bancorp Inc.	1,964	72,491
Fifth Third Bancorp	17,677	664,125
First BanCorp (Puerto Rico)(1)	2,800	35,784
First Horizon National Corp.	4,595	174,013
First Midwest Bancorp Inc.	1,850	64,583
FirstMerit Corp.	2,874	72,568
FNB Corp.(Pennsylvania)(1)	1,804	30,379
Fremont General Corp.(1)	2,512	61,544
Fulton Financial Corp.(1)	6,004	107,772
Greater Bay Bancorp(1)	1,954	50,687
Hudson United Bancorp	1,687	70,264
Huntington Bancshares Inc.	8,271	191,887
Investors Financial Services Corp.(1)	2,389	112,140
KeyCorp	15,286	540,972
M&T Bank Corp.	2,981	322,842
Marshall & Ilsley Corp.	7,232	303,310
Mellon Financial Corp.	15,767	556,102
Mercantile Bankshares Corp.	4,608	174,874
National City Corp.	21,050	719,489
North Fork Bancorp Inc.	16,527	425,074
Northern Trust Corp.	7,350	383,743
Old National Bancorp(1)	2,646	55,381
Pacific Capital Bancorp(1)	1,615	59,416
Park National Corp.(1)	440	51,572
PNC Financial Services Group	10,846	703,472
Popular Inc.(1)	8,930	181,368
Provident Bankshares Corp.(1)	1,369	50,283
Regions Financial Corp.	17,417	577,896
Republic Bancorp Inc.(1)	2,585	33,476
Sky Financial Group Inc.	4,013	103,214
South Financial Group Inc. (The)	2,620	68,330
State Street Corp.	12,353	746,862
Sterling Bancshares Inc.	1,692	28,341
SunTrust Banks Inc.	13,497	964,361
Susquehanna Bancshares Inc.	1,862	44,949
SVB Financial Group(1)(2)	1,372	67,887
Synovus Financial Corp.	9,636	266,628
TCF Financial Corp.(1)	4,849	121,177
TD Banknorth Inc.(1)	3,223	93,403
Texas Regional Bancshares Inc. Class A	1,706	52,511

TrustCo Bank Corp. NY(1)	2,645	33,539
Trustmark Corp.	2,005	56,782
U.S. Bancorp	68,089	2,036,542
UCBH Holdings Inc.(1)	3,288	57,047
UnionBanCal Corp.	2,117	142,030
United Bancshares Inc.	1,510	56,278
Valley National Bancorp(1)	4,069	95,296
W Holding Co. Inc.(1)	4,809	41,405
Wachovia Corp.	58,153	3,188,529
Webster Financial Corp.	2,020	95,142
Wells Fargo & Co.	62,585	3,902,801
Westamerica Bancorp(1)	1,210	65,122
Whitney Holding Corp.	2,247	73,926
Wilmington Trust Corp.	2,540	105,410
Wintrust Financial Corp.	805	43,228
Zions Bancorporation	3,823	302,285

		31,306,826
BEVERAGES—1.73%
Anheuser-Busch Companies Inc.	29,169	1,208,763
Brown-Forman Corp. Class B(1)	1,490	105,671
Coca-Cola Co. (The)	82,870	3,429,161
Coca-Cola Enterprises Inc.	9,391	185,378
Constellation Brands Inc.(2)	7,264	193,876
Molson Coors Brewing Co. Class B	2,744	171,500
Pepsi Bottling Group Inc.	5,400	156,600
PepsiAmericas Inc.	2,413	59,094
PepsiCo Inc.	62,167	3,554,709

		9,064,752
BIOTECHNOLOGY—1.61%
Affymetrix Inc.(1)(2)	2,510	95,832
Alexion Pharmaceuticals Inc.(2)	991	28,561
Amgen Inc.(2)	46,197	3,367,299
Applera Corp.-Celera Genomics Group(2)	2,675	31,458
Biogen Idec Inc.(2)	12,647	565,953
Bio-Rad Laboratories Inc. Class A(2)	721	48,595
Cambrex Corp.	999	22,088
Celgene Corp.(2)	6,413	456,285
Cell Genesys Inc.(1)(2)	1,347	8,432
Charles River Laboratories International Inc.(2)	2,630	121,322
Chiron Corp.(2)	3,984	181,670
CuraGen Corp.(1)(2)	1,510	5,964
Enzo Biochem Inc.(1)(2)	937	12,218
Enzon Pharmaceuticals Inc.(2)	1,671	12,165
Genentech Inc.(2)	17,397	1,494,750
Genzyme Corp.(2)	9,681	686,770
Human Genome Sciences Inc.(1)(2)	4,887	53,757
ICOS Corp.(1)(2)	2,190	54,421
Incyte Corp.(2)	3,564	18,141
InterMune Inc.(1)(2)	1,172	23,710
Invitrogen Corp.(2)	1,990	137,071
Martek Biosciences Corp.(1)(2)	1,178	33,926
MedImmune Inc.(2)	9,386	320,250
Millennium Pharmaceuticals Inc.(2)	11,426	118,145
Millipore Corp.(2)	1,845	126,899
Myriad Genetics Inc.(2)	1,165	24,978
Nektar Therapeutics(2)	3,325	65,835
PDL BioPharma Inc.(2)	4,374	127,502
Regeneron Pharmaceuticals Inc.(2)	1,323	20,149
Savient Pharmaceuticals Inc.(1)(2)	2,174	9,718
Telik Inc.(1)(2)	2,154	41,335
Vertex Pharmaceuticals Inc.(1)(2)	3,605	128,771

		8,443,970
BUILDING MATERIALS—0.32%
American Standard Companies Inc.	6,480	233,280
Eagle Materials Inc.(1)	352	57,337
Eagle Materials Inc. Class B	349	56,468
ElkCorp	673	23,669
Florida Rock Industries Inc.(1)	1,920	103,795
Lafarge North America Inc.	1,168	71,972
Lennox International Inc.	1,888	60,322
Martin Marietta Materials Inc.	1,774	150,400
Masco Corp.	16,445	487,594
Simpson Manufacturing Co. Inc.	1,268	49,059
Texas Industries Inc.	835	44,931
USG Corp.(2)	1,196	113,859
Vulcan Materials Co.	3,378	242,811

		1,695,497
CHEMICALS—1.43%
Air Products & Chemicals Inc.	7,845	483,958
Airgas Inc.	2,519	97,687

Albemarle Corp.	1,344	58,827
Ashland Inc.	2,721	179,368
Cabot Corp.(1)	2,026	79,460
Chemtura Corp.	8,836	111,069
Cytec Industries Inc.	1,329	65,918
Dow Chemical Co. (The)	36,086	1,526,438
Du Pont (E.I.) de Nemours and Co.	37,289	1,459,864
Eastman Chemical Co.	2,976	143,473
Ecolab Inc.	7,047	252,353
Engelhard Corp.	4,359	175,668
Ferro Corp.	1,652	32,495
FMC Corp.(2)	1,313	74,079
Fuller (H.B.) Co.	1,024	38,697
Georgia Gulf Corp.	1,328	45,418
Hercules Inc.(2)	3,865	45,259
Huntsman Corp.(1)(2)	3,660	79,129
International Flavors & Fragrances Inc.	3,294	108,570
Lubrizol Corp.	2,484	113,618
Lyondell Chemical Co.	8,254	198,179
MacDermid Inc.	983	29,637
Minerals Technologies Inc.(1)	815	45,534
Mosaic Co. (The)(1)(2)	4,727	73,079
Olin Corp.	2,646	54,243
OM Group Inc.(2)	1,019	21,919
PPG Industries Inc.	6,458	384,251
Praxair Inc.	12,240	644,803
Rohm & Haas Co.	5,269	268,192
RPM International Inc.	4,380	82,782
Schulman (A.) Inc.	1,203	29,654
Sensient Technologies Corp.(1)	1,680	31,853
Sherwin-Williams Co. (The)	4,334	229,269
Sigma-Aldrich Corp.	2,173	140,984
Valspar Corp. (The)	3,688	100,387
Wellman Inc.	1,338	9,500

		7,515,614
COAL—0.21%
Arch Coal Inc.	2,611	226,426
CONSOL Energy Inc.	3,408	248,443
Massey Energy Co.	2,859	117,934
Peabody Energy Corp.	4,888	486,405

		1,079,208
COMMERCIAL SERVICES—1.40%
Accenture Ltd.	20,761	654,594
ADESA Inc.	3,350	85,760
Albany Molecular Research Inc.(2)	839	9,531
Alliance Data Systems Corp.(2)	2,487	105,076
Apollo Group Inc. Class A(2)	5,711	317,931
ARAMARK Corp. Class B	4,585	122,190
Arbitron Inc.	1,171	46,489
Banta Corp.	1,002	51,222
BearingPoint Inc.(2)	5,837	47,980
Block (H & R) Inc.	11,101	271,530
Bowne & Co. Inc.	1,351	20,346
Career Education Corp.(2)	3,718	120,798
Cendant Corp.	38,621	646,516
Chemed Corp.	944	50,183
ChoicePoint Inc.(2)	3,333	137,053
Convergys Corp.(2)	5,393	92,760
Corinthian Colleges Inc.(2)	3,390	42,985
Corporate Executive Board Co. (The)	1,498	126,042
Corrections Corp. of America(2)	1,361	57,774
Deluxe Corp.	1,988	53,239
DeVry Inc.(1)(2)	2,339	53,774
Donnelley (R.R.) & Sons Co.	7,930	258,518
Education Management Corp.(2)	2,467	75,540
Equifax Inc.	5,134	196,735
Forrester Research Inc.(2)	653	13,315
FTI Consulting Inc.(2)	1,663	44,984
Hewitt Associates Inc. Class A(2)	2,005	53,533
Hudson Highland Group Inc.(2)	1,084	17,843
Interactive Data Corp.	1,346	30,339
Iron Mountain Inc.(1)(2)	4,237	176,598
ITT Educational Services Inc.(1)(2)	1,675	97,652
Labor Ready Inc.(2)	1,800	41,922
Laureate Education Inc.(1)(2)	1,659	86,434
Live Nation Inc.(1)(2)	2,330	41,358
Manpower Inc.	3,183	171,341
McKesson Corp.	10,448	553,744
Moody’s Corp.	9,473	599,830
MPS Group Inc.(2)	3,875	55,064
Navigant Consulting Inc.(2)	2,047	46,508
NCO Group Inc.(1)(2)	1,293	22,020

PAREXEL International Corp.(2)	1,014	24,721
Paychex Inc.	12,650	459,827
Pharmaceutical Product Development Inc.	1,856	128,398
PHH Corp.(2)	1,910	55,027
Pre-Paid Legal Services Inc.(1)	532	20,317
Quanta Services Inc.(1)(2)	3,621	50,151
Rent-A-Center Inc.(2)	2,804	57,482
Resources Connection Inc.(2)	1,615	43,912
Robert Half International Inc.	6,365	232,513
Service Corp. International	11,789	96,434
ServiceMaster Co. (The)	11,237	145,407
Sotheby’s Holdings Inc. Class A(2)	1,679	33,395
Spherion Corp.(2)	2,174	24,349
Stewart Enterprises Inc. Class A	3,533	19,573
Strayer Education Inc.	511	45,254
TeleTech Holdings Inc.(1)(2)	1,361	15,869
United Rentals Inc.(1)(2)	2,688	78,785
Valassis Communications Inc.(2)	1,855	51,754
Viad Corp.	873	24,854
Weight Watchers International Inc.(1)(2)	1,542	72,536

		7,377,609
COMPUTERS—3.84%
Advanced Digital Information Corp.(2)	2,367	23,694
Affiliated Computer Services Inc. Class A(2)	4,600	287,960
Agilysys Inc.	1,329	28,175
Anteon International Corp.(2)	1,318	72,688
Apple Computer Inc.(2)	31,244	2,359,234
BISYS Group Inc. (The)(2)	4,547	65,886
Brocade Communications Systems Inc.(2)	9,927	45,664
CACI International Inc. Class A(2)	1,113	63,552
Cadence Design Systems Inc.(2)	10,271	181,386
Ceridian Corp.(2)	5,553	137,048
CIBER Inc.(1)(2)	2,170	13,628
Cognizant Technology Solutions Corp.(2)	5,207	272,691
Computer Sciences Corp.(2)	6,882	348,917
Dell Inc.(2)	81,979	2,402,804
Diebold Inc.	2,702	105,675
DST Systems Inc.(2)	2,420	137,117
Echelon Corp.(2)	1,348	11,997
Electronic Data Systems Corp.	19,529	491,936
Electronics For Imaging Inc.(1)(2)	2,017	55,770
EMC Corp.(2)	89,745	1,202,583
FactSet Research Systems Inc.	1,378	54,955
Gateway Inc.(2)	8,855	24,086
Henry (Jack) & Associates Inc.(1)	2,845	58,237
Hewlett-Packard Co.	107,248	3,343,993
Hutchinson Technology Inc.(1)(2)	1,004	27,791
Imation Corp.	1,364	61,830
InFocus Corp.(2)	1,510	5,889
Intergraph Corp.(1)(2)	1,103	42,146
International Business Machines Corp.	59,705	4,854,016
Kronos Inc.(2)	1,217	47,828
Lexar Media Inc.(2)	2,574	20,000
Lexmark International Inc.(2)	4,559	221,431
Maxtor Corp.(1)(2)	9,607	88,384
McDATA Corp. Class A(1)(2)	4,712	20,120
Mentor Graphics Corp.(2)	2,897	31,867
Mercury Computer Systems Inc.(2)	833	16,127
MICROS Systems Inc.(2)	1,362	62,856
M-Systems Flash Disk Pioneers Ltd.(2)	1,160	33,617
National Instruments Corp.	1,957	64,757
NCR Corp.(2)	6,940	257,821
Network Appliance Inc.(2)	13,712	427,814
Palm Inc.(2)	1,496	59,062
Perot Systems Corp. Class A(2)	3,425	51,615
Quantum Corp.(1)(2)	6,210	22,045
RadiSys Corp.(1)(2)	658	11,831
Reynolds & Reynolds Co. (The) Class A	2,485	70,574
SanDisk Corp.(2)	6,943	467,680
Seagate Technology	14,378	374,978
Silicon Storage Technology Inc.(2)	3,189	15,371
SRA International Inc. Class A(2)	1,196	37,985
Sun Microsystems Inc.(2)	126,859	570,865
Synopsys Inc.(2)	5,503	121,671
Unisys Corp.(2)	12,418	83,076
Western Digital Corp.(2)	8,388	183,362

		20,144,085
COSMETICS & PERSONAL CARE—1.80%
Alberto-Culver Co.	3,023	133,919
Avon Products Inc.	17,320	490,502
Colgate-Palmolive Co.	19,483	1,069,422
Estee Lauder Companies Inc. Class A(1)	4,937	180,052
Procter & Gamble Co.(1)	128,087	7,586,593

		9,460,488

DISTRIBUTION & WHOLESALE—0.25%
CDW Corp.	2,411	135,016
Fastenal Co.	5,264	200,822
Genuine Parts Co.	6,457	274,616
Grainger (W.W.) Inc.	3,066	217,471
Hughes Supply Inc.	2,422	111,654
Ingram Micro Inc. Class A(2)	5,379	104,084
Owens & Minor Inc.	1,341	41,973
SCP Pool Corp.(1)	1,977	78,843
Tech Data Corp.(2)	2,165	89,263
United Stationers Inc.(2)	1,338	66,940

		1,320,682
DIVERSIFIED FINANCIAL SERVICES—7.09%
Affiliated Managers Group Inc.(1)(2)	1,192	110,618
American Express Co.	41,332	2,167,863
AmeriCredit Corp.(1)(2)	5,324	153,118
Ameriprise Financial Inc.	8,257	335,977
Bear Stearns Companies Inc. (The)	4,004	506,346
Capital One Financial Corp.	11,182	931,461
Chicago Mercantile Exchange Holdings Inc.	1,054	446,105
CIT Group Inc.	7,952	424,160
Citigroup Inc.	194,961	9,081,283
CompuCredit Corp.(2)	1,122	45,060
Countrywide Financial Corp.	22,211	742,736
Doral Financial Corp.	3,501	38,056
E*TRADE Financial Corp.(2)	13,945	331,752
Eaton Vance Corp.	4,827	139,114
Edwards (A.G.) Inc.	2,806	133,481
Federal Home Loan Mortgage Corp.	25,898	1,757,438
Federal National Mortgage Association	36,288	2,102,527
Federated Investors Inc. Class B	3,570	137,838
First Marblehead Corp. (The)(1)	1,288	41,705
Franklin Resources Inc.	5,277	519,784
Friedman, Billings, Ramsey Group Inc. Class A(1)	5,492	63,597
Goldman Sachs Group Inc. (The)	14,434	2,038,802
IndyMac Bancorp Inc.	2,358	96,348
Investment Technology Group Inc.(2)	1,549	69,674
Janus Capital Group Inc.	8,538	178,359
Jefferies Group Inc.(1)	1,876	102,186
JP Morgan Chase & Co.(1)	131,658	5,233,405
Knight Capital Group Inc. Class A(2)	4,071	46,369
LaBranche & Co. Inc.(1)(2)	2,005	22,957
Legg Mason Inc.	4,158	539,293
Lehman Brothers Holdings Inc.	10,381	1,458,011
Merrill Lynch & Co. Inc.	31,571	2,370,035
Morgan Stanley	37,173	2,284,281
Nasdaq Stock Market Inc. (The)(2)	2,340	98,069
National Financial Partners Corp.	1,140	61,001
Nuveen Investments Inc. Class A	2,148	97,455
Piper Jaffray Companies Inc.(2)	720	32,278
Raymond James Financial Inc.	2,291	97,505
Rowe (T.) Price Group Inc.	4,877	372,749
Schwab (Charles) Corp. (The)	39,901	590,136
SLM Corp.	15,652	875,886
SWS Group Inc.	675	15,680
TD Ameritrade Holding Corp.	10,314	208,755
Waddell & Reed Financial Inc. Class A	3,011	67,085
Westcorp	832	57,566

		37,223,904
ELECTRIC—2.98%
AES Corp. (The)(2)	24,391	415,623
Allegheny Energy Inc.(2)	6,075	211,349
ALLETE Inc.	1,005	44,511
Alliant Energy Corp.	4,299	127,508
Ameren Corp.	7,264	368,721
American Electric Power Co. Inc.	14,522	541,961
Aquila Inc.(2)	12,765	46,592
Avista Corp.	1,857	35,487
Black Hills Corp.	1,158	41,225
CenterPoint Energy Inc.	10,422	133,193
Cinergy Corp.	6,797	295,330
Cleco Corp.	1,836	40,263
CMS Energy Corp.(2)	8,176	118,307
Consolidated Edison Inc.	9,121	428,778
Constellation Energy Group Inc.	6,761	393,963
Dominion Resources Inc.	12,811	967,615
DPL Inc.(1)	4,388	112,508
DTE Energy Co.	6,580	277,676
Duke Energy Corp.	32,936	933,736

Duquesne Light Holdings Inc.(1)	3,009	54,102
Edison International	11,268	493,764
El Paso Electric Co.(2)	1,549	31,724
Energy East Corp.	5,558	138,116
Entergy Corp.	7,820	543,568
Exelon Corp.	25,099	1,441,185
FirstEnergy Corp.	12,419	622,192
FPL Group Inc.	13,642	570,099
Great Plains Energy Inc.(1)	2,785	79,456
Hawaiian Electric Industries Inc.(1)	3,188	83,621
IDACORP Inc.(1)	1,508	47,743
MDU Resources Group Inc.(1)	4,136	149,723
Northeast Utilities(1)	5,552	110,374
NRG Energy Inc.(2)	2,915	140,707
NSTAR	4,034	115,937
OGE Energy Corp.	3,332	90,464
Pepco Holdings Inc.	7,038	161,944
PG&E Corp.(1)	13,921	519,393
Pinnacle West Capital Corp.	3,661	155,995
PNM Resources Inc.	2,481	60,958
PPL Corp.	14,134	425,857
Progress Energy Inc.	9,296	405,492
Public Service Enterprise Group Inc.	8,909	620,245
Puget Energy Inc.	4,556	96,086
Reliant Energy Inc.(2)	11,058	111,907
SCANA Corp.	3,874	155,619
Sierra Pacific Resources Corp.(2)	4,461	58,885
Southern Co. (The)	27,903	971,024
TECO Energy Inc.(1)	7,397	126,341
TXU Corp.	17,042	863,007
UniSource Energy Corp.	1,336	41,322
Westar Energy Inc.	3,382	69,669
Wisconsin Energy Corp.(1)	4,382	181,897
WPS Resources Corp.(1)	1,481	83,054
Xcel Energy Inc.(1)	15,112	293,475

		15,649,291
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
American Power Conversion Corp.	7,060	167,322
AMETEK Inc.	2,672	109,926
Artesyn Technologies Inc.(1)(2)	1,517	15,291
Belden CDT Inc.(1)	1,710	46,341
C&D Technologies Inc.	1,016	8,433
Emerson Electric Co.	15,424	1,194,589
Energizer Holdings Inc.(2)	2,665	144,203
General Cable Corp.(2)	1,742	42,679
GrafTech International Ltd.(2)	3,707	27,691
Hubbell Inc. Class B	1,858	83,517
Littelfuse Inc.(2)	834	24,645
Molex Inc.	2,162	65,400
Molex Inc. Class A	2,799	77,336
Power-One Inc.(2)	2,689	16,242

		2,023,615
ELECTRONICS—0.78%
Agilent Technologies Inc.(2)	15,116	512,584
Amphenol Corp. Class A	3,185	161,894
Applera Corp.-Applied Biosystems Group	7,566	214,420
Arrow Electronics Inc.(2)	4,329	148,744
Avnet Inc.(2)	4,682	114,475
AVX Corp.(1)	2,181	36,248
Benchmark Electronics Inc.(2)	1,495	54,612
Checkpoint Systems Inc.(2)	1,333	35,951
Coherent Inc.(2)	1,170	36,223
CTS Corp.	1,171	14,415
Cymer Inc.(2)	1,345	60,713
Dionex Corp.(2)	848	44,969
Electro Scientific Industries Inc.(2)	1,018	25,928
Fisher Scientific International Inc.(2)	4,528	302,787
Flextronics International Ltd.(2)	21,049	220,173
FLIR Systems Inc.(1)(2)	2,568	60,862
Garmin Ltd.(1)	2,183	135,804
Gentex Corp.(1)	5,714	95,424
Jabil Circuit Inc.(2)	6,491	262,236
KEMET Corp.(2)	3,368	30,918
Methode Electronics Inc.	1,365	16,789
Mettler Toledo International Inc.(2)	1,620	93,782
Molecular Devices Corp.(1)(2)	670	19,155
Orbotech Ltd.(2)	1,181	28,639
Park Electrochemical Corp.	673	19,032
PerkinElmer Inc.	4,700	106,878
Photon Dynamics Inc.(2)	672	14,724
Plexus Corp.(2)	1,669	47,249
Sanmina-SCI Corp.(2)	19,011	80,036

Solectron Corp.(2)	35,354	135,052
Symbol Technologies Inc.	9,112	112,533
Taser International Inc.(1)(2)	1,988	18,667
Technitrol Inc.	1,345	27,384
Tektronix Inc.	2,982	87,969
Thermo Electron Corp.(2)	6,027	202,748
Thomas & Betts Corp.(2)	2,185	97,560
Trimble Navigation Ltd.(2)	2,139	85,603
Varian Inc.(2)	1,073	41,171
Vishay Intertechnology Inc.(2)	5,975	94,584
Waters Corp.(2)	4,140	173,673

		4,072,608
ENERGY-ALTERNATE SOURCES—0.01%
FuelCell Energy Inc.(1)(2)	1,340	14,485
Headwaters Inc.(1)(2)	1,447	49,921

		64,406
ENGINEERING & CONSTRUCTION—0.20%
Dycom Industries Inc.(2)	1,353	33,365
EMCOR Group Inc.(1)(2)	653	53,559
Fluor Corp.	3,322	292,170
Foster Wheeler Ltd.(2)	1,549	76,288
Granite Construction Inc.	1,074	43,476
Insituform Technologies Inc. Class A(1)(2)	1,007	25,588
Jacobs Engineering Group Inc.(2)	2,119	176,661
McDermott International Inc.(2)	2,335	121,420
Shaw Group Inc. (The)(1)(2)	2,780	99,024
URS Corp.(2)	1,496	63,999
Washington Group International Inc.	896	53,178

		1,038,728
ENTERTAINMENT—0.19%
Alliance Gaming Corp.(2)	1,626	24,731
DreamWorks Animation SKG Inc. Class A(1)(2)	1,818	48,722
GTECH Holdings Corp.	4,682	156,472
International Game Technology Inc.	12,622	451,615
International Speedway Corp. Class A	995	47,014
Macrovision Corp.(2)	2,043	37,979
Penn National Gaming Inc.(2)	2,361	75,788
Pinnacle Entertainment Inc.(2)	1,866	53,778
Scientific Games Corp. Class A(2)	2,347	75,221
Six Flags Inc.(2)	3,153	36,606

		1,007,926
ENVIRONMENTAL CONTROL—0.22%
Allied Waste Industries Inc.(2)	7,656	69,593
Casella Waste Systems Inc. Class A(2)	859	11,476
Mine Safety Appliances Co.(1)	1,027	40,905
Republic Services Inc.	4,574	173,126
Stericycle Inc.(2)	1,684	100,653
Tetra Tech Inc.(2)	2,217	37,135
Waste Connections Inc.(1)(2)	1,879	65,652
Waste Management Inc.	20,802	656,927

		1,155,467
FOOD—1.39%
Albertson’s Inc.	12,839	322,901
Campbell Soup Co.	9,683	289,812
Chiquita Brands International Inc.	1,519	27,509
ConAgra Foods Inc.	19,362	401,374
Corn Products International Inc.	2,668	72,756
Dean Foods Co.(2)	5,604	212,560
Del Monte Foods Co.	7,858	84,002
Flowers Foods Inc.	2,248	61,842
General Mills Inc.	13,374	650,110
Hain Celestial Group Inc.(2)	1,160	27,040
Heinz (H.J.) Co.	12,945	439,353
Hershey Co. (The)	6,484	331,981
Hormel Foods Corp.	2,867	96,131
Kellogg Co.	8,675	372,157
Kraft Foods Inc.(1)	9,852	290,043
Kroger Co.(2)	27,073	498,143
McCormick & Co. Inc. NVS	4,248	128,332
Performance Food Group Co.(2)	1,337	36,861
Ralcorp Holdings Inc.(2)	1,174	46,138
Safeway Inc.	16,919	396,581
Sara Lee Corp.	29,781	544,397
Smithfield Foods Inc.(2)	3,390	90,988
Smucker(J.M.) Co. (The)(1)	2,171	94,438
SUPERVALU Inc.	5,207	166,260
Sysco Corp.	23,372	717,053
Tootsie Roll Industries Inc.(1)	898	26,087
TreeHouse Foods Inc.(2)	1,128	22,165

Tyson Foods Inc.Class A	9,081	130,131
United Natural Foods Inc.(2)	1,268	40,994
Whole Foods Market Inc.	4,766	352,064
Wild Oats Markets Inc.(2)	846	10,228
Wrigley (William Jr.) Co.	5,203	332,784

		7,313,215
FOREST PRODUCTS & PAPER—0.46%
Bowater Inc.(1)	2,181	59,629
Caraustar Industries Inc.(2)	1,176	12,795
International Paper Co.	18,325	597,945
Louisiana-Pacific Corp.	4,094	120,568
MeadWestvaco Corp.	7,078	188,912
Neenah Paper Inc.	561	16,437
Plum Creek Timber Co. Inc.	7,021	259,356
Pope & Talbot Inc.	496	4,067
Potlatch Corp.(1)	1,166	59,734
Rayonier Inc.	2,788	119,187
Smurfit-Stone Container Corp.(2)	9,629	123,155
Temple-Inland Inc.	4,220	197,918
Wausau Paper Corp.	1,641	20,923
Weyerhaeuser Co.	9,173	639,908

		2,420,534
GAS—0.34%
AGL Resources Inc.	2,826	101,114
Atmos Energy Corp.	2,856	75,056
Energen Corp.	2,354	91,853
KeySpan Corp.	6,404	230,032
New Jersey Resources Corp.	976	44,359
Nicor Inc.	1,535	62,781
NiSource Inc.	10,069	206,717
Northwest Natural Gas Co.	1,010	35,946
ONEOK Inc.	3,252	91,902
Peoples Energy Corp.(1)	1,345	50,061
Piedmont Natural Gas Co.(1)	2,508	60,819
Sempra Energy	8,379	402,611
Southern Union Co.(1)(2)	4,062	102,362
UGI Corp.	3,876	83,218
Vectren Corp.	3,016	82,518
WGL Holdings Inc.(1)	1,844	57,496

		1,778,845
HAND & MACHINE TOOLS—0.13%
Black & Decker Corp.	3,068	264,768
Kennametal Inc.	1,381	80,788
Lincoln Electric Holdings Inc.	1,238	55,103
Regal-Beloit Corp.(1)	1,287	47,477
Snap-On Inc.	1,994	80,019
Stanley Works (The)(1)	3,081	151,092

		679,247
HEALTH CARE-PRODUCTS—3.42%
Advanced Medical Optics Inc.(2)	2,391	106,591
Alcon Inc.	2,968	379,667
American Medical Systems Holdings Inc.(2)	2,141	48,515
ArthroCare Corp.(1)(2)	848	37,982
Bard (C.R.) Inc.	3,907	247,782
Bausch & Lomb Inc.	2,000	135,100
Baxter International Inc.	23,177	854,072
Beckman Coulter Inc.	2,363	140,717
Becton, Dickinson & Co.	8,755	567,324
Biomet Inc.	8,765	331,405
Biosite Inc.(1)(2)	597	29,802
Boston Scientific Corp.(2)	22,046	482,146
Cooper Companies Inc.	1,648	91,349
Cyberonics Inc.(1)(2)	821	24,638
Cytyc Corp.(2)	4,221	127,052
Dade Behring Holdings Inc.	3,465	135,585
Datascope Corp.	512	17,971
DENTSPLY International Inc.	2,694	144,668
Diagnostic Products Corp.	889	45,161
Edwards Lifesciences Corp.(2)	2,345	100,694
Gen-Probe Inc.(2)	1,887	95,161
Guidant Corp.	12,378	911,021
Haemonetics Corp.(2)	1,008	52,416
Henry Schein Inc.(2)	3,140	146,450
Hillenbrand Industries Inc.	2,176	107,103
Hologic Inc.(2)	1,539	79,197
IDEXX Laboratories Inc.(1)(2)	1,191	91,493
Immucor Inc.(2)	1,834	55,112
INAMED Corp.(2)	1,342	123,612
Intuitive Surgical Inc.(2)	1,344	185,002
Invacare Corp.	1,168	40,401

Johnson & Johnson	111,457	6,413,236
Kinetic Concepts Inc.(2)	1,838	66,517
Kyphon Inc.(2)	1,253	52,087
Medtronic Inc.	45,287	2,557,357
Mentor Corp.(1)	1,542	69,390
Oakley Inc.	1,002	15,681
Patterson Companies Inc.(1)(2)	4,378	151,172
PolyMedica Corp.	1,024	40,673
PSS World Medical Inc.(1)(2)	2,683	47,623
ResMed Inc.(1)(2)	2,697	106,370
Respironics Inc.(2)	2,623	94,507
St. Jude Medical Inc.(2)	13,667	671,460
Steris Corp.	2,693	72,711
Stryker Corp.	10,470	522,453
Sybron Dental Specialties Inc.(2)	1,516	64,582
TECHNE Corp.(2)	1,378	78,339
Varian Medical Systems Inc.(2)	4,940	297,437
Ventana Medical Systems Inc.(1)(2)	1,101	44,414
Viasys Healthcare Inc.(2)	1,011	28,632
Zimmer Holdings Inc.(2)	9,226	636,133

		17,965,963
HEALTH CARE-SERVICES—1.94%
Aetna Inc.	10,759	1,041,471
American Healthways Inc.(2)	1,342	59,961
AMERIGROUP Corp.(2)	1,860	41,515
Apria Healthcare Group Inc.(2)	1,870	45,572
Beverly Enterprises Inc.(2)	3,868	47,228
Centene Corp.(2)	1,694	44,535
Community Health Systems Inc.(2)	3,266	118,850
Covance Inc.(2)	2,347	133,333
Coventry Health Care Inc.(2)	5,989	356,765
DaVita Inc.(2)	3,727	204,053
HCA Inc.	15,175	744,789
Health Management Associates Inc. Class A	8,699	182,853
Health Net Inc.(2)	4,214	208,045
Humana Inc.(2)	6,008	335,066
Laboratory Corp. of America Holdings(2)	4,888	286,681
LifePoint Hospitals Inc.(1)(2)	1,889	58,276
Lincare Holdings Inc.(2)	3,719	157,165
Manor Care Inc.	2,988	116,831
Odyssey Healthcare Inc.(2)	1,311	26,718
Pediatrix Medical Group Inc.(2)	842	73,827
Psychiatric Solutions Inc.(2)	1,748	57,667
Quest Diagnostics Inc.	5,922	292,724
Renal Care Group Inc.(2)	2,514	119,264
Sierra Health Services Inc.(2)	1,826	72,346
Sunrise Senior Living Inc.(2)	1,342	48,782
Tenet Healthcare Corp.(2)	17,791	129,341
Triad Hospitals Inc.(2)	3,224	132,377
United Surgical Partners International Inc.(1)(2)	1,743	67,559
UnitedHealth Group Inc.	51,019	3,031,549
Universal Health Services Inc. Class B	2,045	97,158
WellPoint Inc.(2)	24,505	1,881,984

		10,214,285
HOLDING COMPANIES-DIVERSIFIED—0.05%
Leucadia National Corp.(1)	2,986	156,675
Walter Industries Inc.(1)	1,549	97,974

		254,649
HOME BUILDERS—0.50%
Beazer Homes USA Inc.(1)	1,446	105,327
Centex Corp.	4,798	342,529
Champion Enterprises Inc.(2)	2,672	36,633
Fleetwood Enterprises Inc.(2)	2,155	25,644
Horton (D.R.) Inc.(1)	10,281	383,687
Hovnanian Enterprises Inc. Class A(1)(2)	1,328	64,302
KB Home	2,866	218,389
Lennar Corp. Class A	4,638	290,153
Lennar Corp. Class B	356	20,573
M.D.C. Holdings Inc.(1)	1,245	78,995
Meritage Homes Corp.(2)	876	52,998
Monaco Coach Corp.	1,172	15,869
NVR Inc.(1)(2)	210	166,792
Pulte Homes Inc.	7,942	316,886
Ryland Group Inc.	1,789	129,452
Standard-Pacific Corp.	2,508	97,561
Thor Industries Inc.(1)	1,364	58,175
Toll Brothers Inc.(1)(2)	4,177	142,018
WCI Communities Inc.(1)(2)	1,329	36,601
Winnebago Industries Inc.(1)	1,326	41,517

		2,624,101

HOME FURNISHINGS—0.12%
Audiovox Corp. Class A(2)	671	10,038
Ethan Allen Interiors Inc.(1)	1,069	45,443
Furniture Brands International Inc.(1)	2,008	48,312
Harman International Industries Inc.	2,355	259,050
La-Z-Boy Inc.(1)	1,986	32,451
Maytag Corp.	2,893	49,817
Whirlpool Corp.(1)	2,454	197,989

		643,100
HOUSEHOLD PRODUCTS & WARES—0.47%
ACCO Brands Corp.(2)	1,683	41,570
American Greetings Corp. Class A(1)	2,357	48,106
Avery Dennison Corp.	3,688	220,321
Blyth Inc.(1)	1,131	24,543
Church & Dwight Co. Inc.(1)	2,281	83,941
Clorox Co. (The)	5,608	335,639
Fortune Brands Inc.	5,509	412,955
Fossil Inc.(1)(2)	2,050	48,585
Harland (John H.) Co.	917	34,232
Jarden Corp.(1)(2)	1,276	31,441
Kimberly-Clark Corp.	17,543	1,002,056
Scotts Miracle-Gro Co. (The) Class A	1,622	80,289
Spectrum Brands Inc.(2)	1,213	22,938
Tupperware Corp.	2,024	44,933
WD-40 Co.	658	20,668
Yankee Candle Co. Inc. (The)(1)	1,717	43,097

		2,495,314
HOUSEWARES—0.06%
Newell Rubbermaid Inc.	10,460	247,274
Toro Co.	1,654	73,123

		320,397
INSURANCE—4.69%
ACE Ltd.	11,788	645,393
AFLAC Inc.	18,883	886,557
Allstate Corp. (The)	25,276	1,315,616
Ambac Financial Group Inc.	3,958	304,014
American Financial Group Inc.	1,514	56,957
American International Group Inc.	85,446	5,593,295
American National Insurance Co.	635	75,247
AmerUs Group Co.	1,377	84,506
AON Corp.	9,965	341,002
Arch Capital Group Ltd.(2)	1,076	58,470
Assurant Inc.	4,363	200,349
Axis Capital Holdings Ltd.	4,409	131,829
Berkley (W.R.) Corp.	4,024	198,786
Brown & Brown Inc.	4,336	124,573
Chubb Corp.	7,444	702,341
CIGNA Corp.	4,988	606,541
Cincinnati Financial Corp.	5,818	264,952
Commerce Group Inc.	1,179	63,548
Conseco Inc.(2)	5,876	143,198
Delphi Financial Group Inc. Class A	1,017	48,470
Endurance Specialty Holdings Ltd.	2,161	71,162
Erie Indemnity Co. Class A	1,024	54,272
Everest Re Group Ltd.	2,259	218,332
Fidelity National Financial Inc.	6,072	239,662
First American Corp.	3,061	143,316
Gallagher (Arthur J.) & Co.	3,529	102,906
Genworth Financial Inc. Class A	14,180	464,537
Hanover Insurance Group Inc. (The)	2,019	97,821
Hartford Financial Services Group Inc.	11,284	927,883
HCC Insurance Holdings Inc.	4,258	132,253
Hilb, Rogal & Hobbs Co.(1)	1,134	44,090
Horace Mann Educators Corp.	1,511	29,600
IPC Holdings Ltd.	1,939	52,857
Jefferson-Pilot Corp.	4,965	289,608
Lincoln National Corp.	6,506	354,772
Loews Corp.	4,746	468,383
Markel Corp.(1)(2)	331	110,554
Marsh & McLennan Companies Inc.	19,530	593,517
MBIA Inc.(1)	5,095	313,648
Mercury General Corp.	1,010	56,934
MetLife Inc.	15,409	772,915
MGIC Investment Corp.	3,593	237,174
Montpelier Re Holdings Ltd.	3,249	62,706
Nationwide Financial Services Inc.	2,206	93,887
Ohio Casualty Corp.	2,549	76,827
Old Republic International Corp.	8,178	175,418
PartnerRe Ltd.(1)	2,002	123,684
Philadelphia Consolidated Holding Corp.(1)(2)	699	67,908
Phoenix Companies Inc.	3,145	47,458

Platinum Underwriters Holdings Ltd.	1,824	55,906
PMI Group Inc. (The)(1)	3,389	146,506
Presidential Life Corp.	841	18,056
Principal Financial Group Inc.	10,376	489,332
ProAssurance Corp.(1)(2)	988	50,576
Progressive Corp. (The)	6,519	684,756
Protective Life Corp.	2,505	112,600
Prudential Financial Inc.	19,548	1,472,746
Radian Group Inc.	3,252	186,112
Reinsurance Group of America Inc.	1,307	63,389
RenaissanceRe Holdings Ltd.	2,629	119,120
SAFECO Corp.	4,582	239,409
Selective Insurance Group Inc.(1)	1,002	58,116
St. Paul Travelers Companies Inc.	25,862	1,173,618
StanCorp Financial Group Inc.	2,050	101,988
Torchmark Corp.	3,825	214,583
Transatlantic Holdings Inc.	1,031	65,314
UICI	1,098	40,110
Unitrin Inc.	1,688	74,626
UNUMProvident Corp.	10,926	222,126
White Mountains Insurance Group Ltd.	297	157,707
Willis Group Holdings Ltd.	4,532	157,306
XL Capital Ltd. Class A(1)	6,554	443,444

		24,617,174
INTERNET—2.02%
Agile Software Corp.(2)	1,686	10,841
Akamai Technologies Inc.(1)(2)	5,715	124,758
Amazon.com Inc.(2)	11,207	502,298
Ariba Inc.(2)	2,067	19,306
Avocent Corp.(2)	1,862	61,949
Check Point Software Technologies Ltd.(2)	6,745	145,962
CheckFree Corp.(1)(2)	2,789	144,526
CNET Networks Inc.(1)(2)	5,417	81,363
Digital River Inc.(1)(2)	1,202	40,363
EarthLink Inc.(1)(2)	4,844	55,318
eBay Inc.(2)	39,025	1,681,978
Emdeon Corp.(2)	10,480	97,883
Entrust Inc.(2)	1,864	7,512
eResearch Technology Inc.(1)(2)	1,740	31,094
Expedia Inc.(2)	10,821	281,562
F5 Networks Inc.(1)(2)	1,313	84,951
Google Inc. Class A(2)	7,464	3,233,778
IAC/InterActiveCorp(1)(2)	11,666	338,547
InfoSpace Inc.(2)	996	23,516
Internet Security Systems Inc.(2)	1,389	29,613
Interwoven Inc.(2)	1,547	14,712
Keynote Systems Inc.(2)	951	12,030
MatrixOne Inc.(2)	1,679	8,378
McAfee Inc.(2)	6,236	144,613
Monster Worldwide Inc.(2)	4,081	174,095
NetBank Inc.	1,845	13,856
NetFlix Inc.(1)(2)	995	27,412
Openwave Systems Inc.(2)	3,067	66,125
PC-Tel Inc.(2)	671	6,395
Priceline.com Inc.(2)	803	17,706
RealNetworks Inc.(2)	4,210	33,891
RSA Security Inc.(2)	2,519	38,717
S1 Corp.(2)	2,513	10,479
SonicWALL Inc.(2)	2,027	16,702
Stamps.com Inc.(1)(2)	854	24,348
Symantec Corp.(2)	44,594	819,638
TIBCO Software Inc.(2)	7,507	59,981
United Online Inc.	2,375	32,466
ValueClick Inc.(2)	3,471	65,324
VeriSign Inc.(2)	9,582	227,573
Vignette Corp.(2)	977	16,550
WatchGuard Technologies Inc.(2)	848	3,434
webMethods Inc.(2)	1,855	14,302
Websense Inc.(1)(2)	797	52,546
Yahoo! Inc.(2)	49,770	1,709,102

		10,607,493
IRON & STEEL—0.25%
AK Steel Holding Corp.(2)	4,039	46,489
Allegheny Technologies Inc.	3,138	162,705
Carpenter Technology Corp.(1)	788	71,361
Chaparral Steel Co.(2)	835	34,277
Cleveland-Cliffs Inc.(1)	798	86,064
Nucor Corp.	5,256	442,713
Reliance Steel & Aluminum Co.	1,141	90,710
Ryerson Inc.(1)	1,014	31,312
Steel Dynamics Inc.	1,777	82,488
United States Steel Corp.(1)	4,247	253,758

		1,301,877

LEISURE TIME—0.39%
Brunswick Corp.	3,665	137,767
Callaway Golf Co.	2,659	40,630
Carnival Corp.	16,056	831,059
Harley-Davidson Inc.	10,177	544,775
Multimedia Games Inc.(1)(2)	849	8,066
Nautilus Inc.	1,144	18,704
Polaris Industries Inc.(1)	1,641	89,517
Royal Caribbean Cruises Ltd.	5,008	204,827
Sabre Holdings Corp.	5,105	125,073
WMS Industries Inc.(2)	1,060	27,761

		2,028,179
LODGING—0.51%
Aztar Corp.(2)	1,324	40,859
Boyd Gaming Corp.	1,700	76,840
Gaylord Entertainment Co.(2)	1,377	59,211
Harrah’s Entertainment Inc.	6,818	501,805
Hilton Hotels Corp.	13,639	340,020
Las Vegas Sands Corp.(2)	4,576	234,978
Marriott International Inc. Class A	7,100	473,144
MGM Mirage(2)	4,588	170,031
Starwood Hotels & Resorts Worldwide Inc.	8,178	497,304
Station Casinos Inc.	1,823	121,868
Wynn Resorts Ltd.(2)	2,525	163,065

		2,679,125
MACHINERY—0.82%
AGCO Corp.(1)(2)	3,561	64,134
Albany International Corp. Class A	990	36,630
Astec Industries Inc.(2)	504	19,379
Briggs & Stratton Corp.	1,834	63,805
Caterpillar Inc.	25,559	1,735,456
Cognex Corp.	1,511	44,091
Cummins Inc.	1,449	140,988
Deere & Co.	9,093	652,514
Flowserve Corp.(2)	2,024	93,064
Graco Inc.	2,559	102,821
IDEX Corp.	1,873	86,158
Intermec Inc.(1)(2)	1,941	67,683
JLG Industries Inc.	2,022	110,159
Joy Global Inc.	4,472	241,667
Kadant Inc.(2)	514	9,889
Manitowoc Co. Inc. (The)	1,173	78,005
Nordson Corp.	998	45,329
Presstek Inc.(2)	1,193	12,407
Rockwell Automation Inc.	6,016	397,477
Stewart & Stevenson Services Inc.	1,013	26,308
Terex Corp.(2)	1,888	133,104
Wabtec Corp.	1,536	48,492
Zebra Technologies Corp. Class A(1)(2)	2,685	120,906

		4,330,466
MANUFACTURING—4.57%
Actuant Corp. Class A	986	56,449
Acuity Brands Inc.	1,846	69,945
AptarGroup Inc.	1,154	65,132
Brink’s Co. (The)	2,246	119,487
Carlisle Companies Inc.(1)	1,168	81,071
CLARCOR Inc.	1,958	66,729
Cooper Industries Ltd.	3,509	286,510
Crane Co.	1,903	71,020
Danaher Corp.	9,600	543,744
Donaldson Co. Inc.	2,734	94,460
Dover Corp.	7,706	353,937
Eastman Kodak Co.(1)	10,900	273,590
Eaton Corp.	5,550	367,410
ESCO Technologies Inc.(2)	866	42,555
General Electric Co.	397,418	13,015,439
Harsco Corp.	1,518	120,256
Honeywell International Inc.	28,986	1,113,642
Illinois Tool Works Inc.	9,423	794,265
Ingersoll-Rand Co. Class A	12,249	481,018
ITT Industries Inc.	3,481	356,803
Jacuzzi Brands Inc.(2)	3,001	28,479
Lancaster Colony Corp.	957	39,687
Leggett & Platt Inc.	7,267	178,914
Matthews International Corp. Class A	1,217	45,504
Pall Corp.	4,666	134,381
Parker Hannifin Corp.	4,533	343,465
Pentair Inc.	3,724	143,002
Roper Industries Inc.	3,116	125,731

SPX Corp.	2,878	137,309
Teleflex Inc.	1,325	83,568
Textron Inc.	4,172	352,367
3M Co.	26,410	1,921,328
Tredegar Corp.	1,003	14,975
Trinity Industries Inc.	1,741	88,895
Tyco International Ltd.	75,801	1,974,616

		23,985,683
MEDIA—3.20%
Belo (A.H.) Corp.	3,694	84,260
Cablevision Systems Corp.(2)	7,069	173,897
CBS Corp. Class A(2)	675	17,685
CBS Corp. Class B(2)	26,183	684,162
Charter Communications Inc. Class A(2)	18,549	22,073
Clear Channel Communications Inc.	18,630	545,300
Comcast Corp. Class A(2)	47,242	1,314,272
Comcast Corp. Class A Special(2)	30,097	834,289
Cox Radio Inc. Class A(2)	1,335	18,824
Cumulus Media Inc. Class A(2)	2,017	26,645
DIRECTV Group Inc. (The)(2)	34,315	474,576
Discovery Holding Co. Class A(2)	10,156	153,965
Dow Jones & Co. Inc.	1,786	67,886
EchoStar Communications Corp.(2)	8,169	225,464
Emmis Communications Corp.(2)	1,367	24,319
Entercom Communications Corp.(2)	1,510	45,587
Gannett Co. Inc.(1)	9,237	570,847
Gemstar-TV Guide International Inc.(2)	10,150	33,495
Hearst-Argyle Television Inc.(1)	989	23,617
Hollinger International Inc.	1,483	13,406
Knight Ridder Inc.(1)	2,595	161,539
Lee Enterprises Inc.	1,338	47,084
Liberty Global Inc. Class A(2)	8,530	182,542
Liberty Global Inc. Class C(2)	8,733	176,581
Liberty Media Corp. Class A(2)	100,130	837,087
McClatchy Co. (The) Class A(1)	803	45,370
McGraw-Hill Companies Inc. (The)	14,086	718,949
Media General Inc. Class A	832	39,811
Meredith Corp.	1,482	81,154
New York Times Co. Class A(1)	5,405	152,962
News Corp. Class A	73,885	1,164,428
News Corp. Class B	20,859	345,008
Radio One Inc. Class D(2)	2,684	29,417
Readers Digest Association Inc. (The)	3,990	63,401
Scholastic Corp.(1)(2)	953	28,638
Scripps (E.W.) Co. Class A(1)	3,006	145,310
Sinclair Broadcast Group Inc. Class A	1,523	12,123
Sirius Satellite Radio Inc.(1)(2)	44,203	250,631
Time Warner Inc.	165,076	2,893,782
Tribune Co.	7,896	229,063
Univision Communications Inc. Class A(2)	9,514	302,926
Viacom Inc. Class A(2)	691	28,677
Viacom Inc. Class B(2)	26,151	1,084,743
Walt Disney Co. (The)	75,371	1,907,640
Washington Post Co. (The) Class B	231	176,248
Westwood One Inc.(1)	2,969	44,505
Wiley (John) & Sons Inc. Class A	1,461	55,372
XM Satellite Radio Holdings Inc. Class A(1)(2)	8,407	220,095

		16,779,655
METAL FABRICATE & HARDWARE—0.13%
Commercial Metals Co.	2,351	111,273
Kaydon Corp.(1)	1,176	39,325
Mueller Industries Inc.	1,217	35,330
Precision Castparts Corp.	4,910	245,255
Quanex Corp.(1)	1,016	63,104
Timken Co. (The)	3,195	115,563
Worthington Industries Inc.	2,840	58,589

		668,439
MINING—0.64%
Alcoa Inc.	32,732	1,031,058
Coeur d'Alene Mines Corp.(2)	8,164	42,290
Freeport-McMoRan Copper & Gold Inc.	6,643	426,813
Meridian Gold Inc.(2)	3,557	96,679
Newmont Mining Corp.	15,621	965,378
Phelps Dodge Corp.	3,539	568,010
RTI International Metals Inc.(2)	956	43,259
Southern Copper Corp.	1,311	114,188
Stillwater Mining Co.(2)	1,516	21,982
USEC Inc.	2,829	43,255

		3,352,912

OFFICE & BUSINESS EQUIPMENT—0.18%
IKON Office Solutions Inc.(1)	4,874	57,611
Pitney Bowes Inc.	8,468	361,922
Xerox Corp.(2)	35,848	512,985

		932,518
OFFICE FURNISHINGS—0.04%
Herman Miller Inc.	2,667	80,810
HNI Corp.(1)	1,747	100,802
Interface Inc. Class A(2)	1,855	17,437
Steelcase Inc. Class A(1)	1,816	30,600

		229,649
OIL & GAS—7.98%
Amerada Hess Corp.	3,183	492,728
Anadarko Petroleum Corp.	8,442	910,216
Apache Corp.	12,347	932,569
Atwood Oceanics Inc.(2)	436	42,349
Burlington Resources Inc.	14,186	1,294,614
Cabot Oil & Gas Corp.	1,777	91,640
Cheniere Energy Inc.(2)	1,950	75,816
Chesapeake Energy Corp.	12,499	437,965
Chevron Corp.	84,305	5,006,031
Cimarex Energy Co.(2)	3,058	139,322
Comstock Resources Inc.(2)	1,385	44,320
ConocoPhillips	47,493	3,072,797
Denbury Resources Inc.(2)	4,322	128,666
Devon Energy Corp.	16,731	1,141,222
Diamond Offshore Drilling Inc.	2,323	197,153
Encore Acquisition Co.(2)	1,629	58,888
ENSCO International Inc.	5,691	290,924
EOG Resources Inc.	9,096	768,976
Exxon Mobil Corp.	238,525	14,967,444
Forest Oil Corp.(2)	1,941	99,962
Frontier Oil Corp.	1,954	92,600
GlobalSantaFe Corp.	8,413	513,614
Grey Wolf Inc.(2)	7,152	62,938
Helmerich & Payne Inc.	1,696	132,899
Holly Corp.	850	62,560
Houston Exploration Co.(2)	1,051	65,257
KCS Energy Inc.(2)	1,669	48,451
Kerr-McGee Corp.	3,990	440,456
Marathon Oil Corp.	13,635	1,048,122
Murphy Oil Corp.	6,564	374,148
Nabors Industries Ltd.(2)	5,875	477,344
Newfield Exploration Co.(1)(2)	4,673	244,865
Noble Corp.	4,983	400,833
Noble Energy Inc.	6,504	301,005
Occidental Petroleum Corp.	15,810	1,544,785
Parker Drilling Co.(2)	3,862	46,267
Patterson-UTI Energy Inc.	6,623	249,157
Pioneer Natural Resources Co.	5,314	282,173
Plains Exploration & Production Co.(1)(2)	2,788	125,014
Pogo Producing Co.	1,999	119,920
Pride International Inc.(2)	5,761	203,421
Quicksilver Resources Inc.(2)	1,999	100,490
Range Resources Corp.	4,846	144,750
Rowan Companies Inc.	4,153	186,179
Southwestern Energy Co.(2)	6,200	267,468
St. Mary Land & Exploration Co.	2,030	88,589
Stone Energy Corp.(2)	1,005	50,260
Sunoco Inc.	5,058	481,522
Swift Energy Co.(2)	958	47,344
Tesoro Corp.	2,488	180,305
TODCO Class A	2,388	106,505
Transocean Inc.(2)	12,307	998,713
Unit Corp.(2)	1,514	90,386
Valero Energy Corp.	22,889	1,428,960
Whiting Petroleum Corp.(2)	1,241	57,458
XTO Energy Inc.	13,061	641,034

		41,899,394
OIL & GAS SERVICES—1.65%
Baker Hughes Inc.	12,746	987,050
BJ Services Co.	12,102	490,010
Cal Dive International Inc.(2)	2,696	113,178
Cooper Cameron Corp.(2)	4,250	205,658
Core Laboratories NV(2)	974	43,421
FMC Technologies Inc.(2)	2,476	128,306
Global Industries Ltd.(2)	3,368	47,152
Grant Prideco Inc.(2)	4,727	236,775
Halliburton Co.	19,242	1,530,701
Hanover Compressor Co.(1)(2)	3,347	55,426
Hydril Co. LP(2)	664	54,680
Input/Output Inc.(1)(2)	2,877	22,642

Lone Star Technologies Inc.(2)	1,008	57,355
Maverick Tube Corp.(1)(2)	1,520	72,732
National Oilwell Varco Inc.(2)	6,444	490,195
Newpark Resources Inc.(2)	2,696	24,507
Oceaneering International Inc.(2)	849	50,439
Schlumberger Ltd.	22,102	2,816,900
Seacor Holdings Inc.(2)	799	59,350
Smith International Inc.(1)	7,948	357,660
Superior Energy Services Inc.(2)	2,877	78,111
Tidewater Inc.	2,017	117,833
Veritas DGC Inc.(2)	1,180	53,171
Weatherford International Ltd.(2)	12,914	578,289

		8,671,541
PACKAGING & CONTAINERS—0.19%
Ball Corp.	3,827	154,994
Bemis Co. Inc.	3,976	121,348
Chesapeake Corp.	704	10,912
Crown Holdings Inc.(2)	6,196	115,927
Owens-Illinois Inc.(2)	5,078	111,665
Packaging Corp. of America	2,350	54,520
Pactiv Corp.(2)	5,154	114,625
Sealed Air Corp.(2)	3,210	177,417
Sonoco Products Co.	3,680	113,970

		975,378
PHARMACEUTICALS—5.44%
Abbott Laboratories	58,326	2,516,767
Abgenix Inc.(2)	2,865	63,231
Accelrys Inc.(2)	836	5,685
Alkermes Inc.(2)	3,191	77,669
Allergan Inc.	5,058	588,751
Alpharma Inc. Class A	1,676	56,062
American Pharmaceutical Partners Inc.(2)	1,009	33,721
AmerisourceBergen Corp.	7,716	336,726
Amylin Pharmaceuticals Inc.(2)	3,766	159,678
Andrx Corp.(2)	2,826	49,596
Barr Pharmaceuticals Inc.(2)	3,527	231,301
Bristol-Myers Squibb Co.	73,291	1,670,302
Cardinal Health Inc.	16,100	1,159,844
Caremark Rx Inc.(2)	16,929	834,600
Cell Therapeutics Inc.(1)(2)	2,391	4,830
Cephalon Inc.(2)	2,170	153,831
Cubist Pharmaceuticals Inc.(2)	1,787	38,671
CV Therapeutics Inc.(1)(2)	1,469	36,152
Endo Pharmaceuticals Holdings Inc.(2)	4,005	114,944
Express Scripts Inc.(2)	4,601	420,025
Forest Laboratories Inc.(2)	13,219	611,775
Gilead Sciences Inc.(2)	17,085	1,039,964
Hospira Inc.(2)	5,917	264,786
ImClone Systems Inc.(2)	2,557	92,129
IVAX Corp.(2)(3)	7,879	237,946
King Pharmaceuticals Inc.(2)	9,078	170,213
Lilly (Eli) & Co.	36,252	2,052,588
Medarex Inc.(2)	4,412	61,680
Medco Health Solutions Inc.(2)	11,597	627,398
Medicines Co. (The)(1)(2)	1,660	31,955
Medicis Pharmaceutical Corp. Class A(1)	1,907	58,945
Merck & Co. Inc.	82,492	2,845,974
MGI Pharma Inc.(2)	2,730	45,509
Mylan Laboratories Inc.	8,408	165,638
Nabi Biopharmaceuticals(2)	1,888	7,118
NBTY Inc.(2)	2,403	49,718
Neurocrine Biosciences Inc.(2)	1,303	79,183
Noven Pharmaceuticals Inc.(2)	854	13,348
NPS Pharmaceuticals Inc.(2)	1,490	21,158
Omnicare Inc.	4,524	224,843
Onyx Pharmaceuticals Inc.(1)(2)	1,688	47,416
OSI Pharmaceuticals Inc.(2)	2,130	59,981
Par Pharmaceutical Companies Inc.(1)(2)	1,316	43,533
Perrigo Co.(1)	3,343	52,184
Pfizer Inc.	278,692	7,156,811
Schering-Plough Corp.	55,467	1,062,193
Sepracor Inc.(2)	3,873	220,412
Taro Pharmaceutical Industries Ltd.(2)	1,000	14,860
Trimeris Inc.(2)	645	8,101
United Therapeutics Inc.(1)(2)	821	53,094
Valeant Pharmaceuticals International	3,419	61,405
VCA Antech Inc.(1)(2)	3,195	88,406
Watson Pharmaceuticals Inc.(1)(2)	3,862	127,794
Wyeth	49,963	2,310,789

		28,561,233

PIPELINES—0.36%
Dynegy Inc. Class A(1)(2)	10,450	57,475
El Paso Corp.	24,352	327,778
Equitable Resources Inc.	4,196	154,832
Kinder Morgan Inc.	4,135	397,994
National Fuel Gas Co.(1)	3,026	99,555
Questar Corp.	3,185	259,514
Western Gas Resources Inc.	2,322	110,295
Williams Companies Inc.	21,378	509,652

		1,917,095
REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A(2)	2,240	141,389
Forest City Enterprises Inc. Class A(1)	2,296	86,950
Jones Lang LaSalle Inc.	1,188	69,938
St. Joe Co. (The)(1)	2,656	168,523

		466,800
REAL ESTATE INVESTMENT TRUSTS—1.97%
Alexandria Real Estate Equities Inc.	871	76,866
AMB Property Corp.	3,203	167,197
American Financial Realty Trust	5,092	63,294
American Home Mortgage Investment Corp.	1,551	44,359
Annaly Mortgage Management Inc.	4,479	55,674
Apartment Investment & Management Co. Class A	3,573	151,924
Archstone-Smith Trust	7,846	367,664
Arden Realty Group Inc.	2,513	113,512
AvalonBay Communities Inc.	2,727	271,282
Boston Properties Inc.	4,238	331,666
Brandywine Realty Trust	3,327	104,634
BRE Properties Inc. Class A	1,810	90,319
Camden Property Trust	1,949	126,880
CapitalSource Inc.(1)	3,919	86,057
CarrAmerica Realty Corp.	2,295	84,456
CBL & Associates Properties Inc.	2,258	95,559
CenterPoint Properties Trust	1,907	94,663
Colonial Properties Trust	1,773	81,948
Corporate Office Properties Trust	1,358	54,985
Cousins Properties Inc.	1,516	47,330
Crescent Real Estate Equities Co.	3,657	77,492
Developers Diversified Realty Corp.	3,979	196,006
Duke Realty Corp.	5,219	189,345
Equity Inns Inc.	2,010	31,758
Equity Lifestyle Properties Inc.	691	31,786
Equity Office Properties Trust	15,225	484,460
Equity Residential	10,783	457,307
Essex Property Trust Inc.	793	78,808
Federal Realty Investment Trust	1,893	126,490
FelCor Lodging Trust Inc.	1,664	33,047
First Industrial Realty Trust Inc.	1,549	60,519
General Growth Properties Inc.	8,360	431,376
Glenborough Realty Trust Inc.	1,155	22,730
Health Care Property Investors Inc.	5,108	141,747
Health Care REIT Inc.(1)	2,231	82,971
Healthcare Realty Trust Inc.	1,839	64,439
Highwoods Properties Inc.	2,022	63,774
Home Properties Inc.	1,207	55,365
Hospitality Properties Trust	2,452	105,117
Host Marriott Corp.(1)	12,216	243,709
HRPT Properties Trust	7,871	84,456
Impac Mortgage Holdings Inc.(1)	2,616	22,864
iStar Financial Inc.	4,165	149,482
Kilroy Realty Corp.	986	66,644
Kimco Realty Corp.(1)	7,880	276,509
Lexington Corporate Properties Trust	1,729	38,384
Liberty Property Trust	3,319	150,218
Macerich Co. (The)	2,569	186,432
Mack-Cali Realty Corp.	2,313	103,437
Meristar Hospitality Corp.(2)	3,388	34,761
Mills Corp.	1,975	81,864
Nationwide Health Properties Inc.	2,342	53,562
New Century Financial Corp.(1)	2,001	78,499
New Plan Excel Realty Trust Inc.(1)	3,868	95,346
Novastar Financial Inc.(1)	1,081	34,041
Pan Pacific Retail Properties Inc.	1,484	102,693
Pennsylvania Real Estate Investment Trust	1,250	50,825
Post Properties Inc.(1)	1,641	66,772
ProLogis	9,077	464,924
Public Storage Inc.	3,350	243,110
Realty Income Corp.(1)	3,267	76,088
Reckson Associates Realty Corp.(1)	3,154	125,939
Redwood Trust Inc.	886	38,497
Regency Centers Corp.	2,325	149,846
Saxon Capital Inc.	1,899	22,674

Shurgard Storage Centers Inc. Class A	1,713	103,294
Simon Property Group Inc.	8,338	690,720
SL Green Realty Corp.	1,537	129,169
Taubman Centers Inc.	1,919	72,058
Thornburg Mortgage Inc.(1)	3,889	99,675
Trizec Properties Inc.	3,676	85,614
United Dominion Realty Trust Inc.	5,353	136,020
Ventas Inc.	3,702	113,281
Vornado Realty Trust	4,887	431,718
Washington Real Estate Investment Trust(1)	1,631	53,790
Weingarten Realty Investors	3,086	125,076

		10,326,797
RETAIL—5.77%
Abercrombie & Fitch Co. Class A	3,290	218,423
Advance Auto Parts Inc.(2)	4,065	177,112
Aeropostale Inc.(2)	2,025	61,216
American Eagle Outfitters Inc.	4,843	130,664
AnnTaylor Stores Corp.(2)	2,754	91,763
Applebee’s International Inc.	3,042	72,917
AutoNation Inc.(1)(2)	7,197	160,421
AutoZone Inc.(2)	2,039	199,312
Barnes & Noble Inc.(1)	2,034	86,282
Bed Bath & Beyond Inc.(2)	11,043	413,119
Best Buy Co. Inc.	14,951	757,418
Big Lots Inc.(1)(2)	4,520	60,432
BJ’s Wholesale Club Inc.(2)	2,515	80,832
Blockbuster Inc. Class A(1)	3,522	14,546
Bob Evans Farms Inc.	1,355	36,179
Borders Group Inc.	2,795	68,813
Brinker International Inc.	3,327	135,409
CarMax Inc.(2)	3,757	112,297
Casey’s General Store Inc.	1,852	47,133
Cato Corp. Class A	999	21,568
CBRL Group Inc.	1,810	79,459
CEC Entertainment Inc.(2)	1,363	49,095
Charming Shoppes Inc.(2)	4,217	51,279
Cheesecake Factory (The)(1)(2)	2,960	109,076
Chico’s FAS Inc.(1)(2)	6,704	292,026
Children’s Place Retail Stores Inc. (The)(2)	745	32,624
Christopher & Banks Corp.	1,335	26,420
Circuit City Stores Inc.	6,678	168,352
Claire’s Stores Inc.	3,381	107,042
Copart Inc.(2)	2,414	60,809
Cost Plus Inc.(1)(2)	830	16,227
Costco Wholesale Corp.	17,610	878,563
CVS Corp.	30,224	839,018
Darden Restaurants Inc.	5,256	213,709
Dick’s Sporting Goods Inc.(2)	1,080	39,712
Dillard’s Inc. Class A(1)	2,473	64,051
Dollar General Corp.	11,197	189,229
Dollar Tree Stores Inc.(1)(2)	4,147	102,804
Dress Barn Inc.(2)	959	44,248
Family Dollar Stores Inc.(1)	5,818	139,341
Federated Department Stores Inc.	9,813	653,840
Foot Locker Inc.	5,708	129,686
Fred’s Inc.(1)	1,159	18,405
GameStop Corp. Class B(2)	1,132	42,156
Gap Inc. (The)	24,061	435,263
Genesco Inc.(1)(2)	828	32,251
Guitar Center Inc.(1)(2)	1,069	57,384
Home Depot Inc.(1)	80,343	3,257,909
Hot Topic Inc.(2)	1,685	24,197
IHOP Corp.(1)	825	40,565
Insight Enterprises Inc.(1)(2)	1,682	35,171
Jack in the Box Inc.(2)	1,379	54,829
Kenneth Cole Productions Inc. Class A	341	9,152
Kohl’s Corp.(2)	11,424	507,111
Krispy Kreme Doughnuts Inc.(1)(2)	2,303	14,970
Limited Brands Inc.(1)	12,928	305,876
Linens’n Things Inc.(2)	1,565	43,210
Lone Star Steakhouse & Saloon Inc.	682	18,475
Longs Drug Stores Corp.(1)	1,130	39,539
Lowe’s Companies Inc.(1)	26,316	1,672,382
McDonald’s Corp.	47,527	1,663,920
Men’s Wearhouse Inc. (The)(2)	1,835	62,702
Michaels Stores Inc.	5,052	169,899
MSC Industrial Direct Co. Inc. Class A	1,668	74,943
99 Cents Only Stores(2)	1,870	19,523
Nordstrom Inc.	8,590	358,375
Nu Skin Enterprises Inc. Class A	2,031	39,523
Office Depot Inc.(2)	11,389	377,545
OfficeMax Inc.	2,473	70,654
O’Reilly Automotive Inc.(2)	4,016	131,805

Outback Steakhouse Inc.(1)	2,813	130,045
P.F. Chang’s China Bistro Inc.(1)(2)	845	43,315
Pacific Sunwear of California Inc.(2)	3,012	73,824
Panera Bread Co. Class A(2)	1,050	71,505
Papa John’s International Inc.(2)	1,076	37,369
Payless ShoeSource Inc.(2)	2,535	61,753
Penney (J.C.) Co. Inc.	8,323	464,423
Pep Boys-Manny, Moe & Jack Inc.(1)	1,633	25,475
PETCO Animal Supplies Inc.(2)	1,470	32,134
PETsMART Inc.	5,385	134,948
Pier 1 Imports Inc.	2,799	30,285
RadioShack Corp.	5,236	116,239
Regis Corp.	1,700	65,875
Rite Aid Corp.(2)	16,587	59,547
Ross Stores Inc.	5,579	159,002
Ruby Tuesday Inc.(1)	2,521	72,126
Ryan’s Restaurant Group Inc.(2)	1,846	24,127
Saks Inc.(2)	4,685	90,467
Sears Holdings Corp.(2)	3,733	453,336
Sonic Corp.(2)	2,285	66,151
Sports Authority Inc. (The)(2)	835	30,661
Staples Inc.	27,404	649,749
Starbucks Corp.(2)	28,921	916,796
Stein Mart Inc.	1,015	16,829
Talbots Inc. (The)(1)	818	22,798
Target Corp.	30,093	1,647,592
Tiffany & Co.	5,221	196,832
TJX Companies Inc.(1)	18,091	461,863
Tractor Supply Co.(2)	1,312	67,017
Triarc Companies Inc. Class B	1,038	17,189
Tuesday Morning Corp.	1,280	27,238
Urban Outfitters Inc.(2)	4,318	117,925
Walgreen Co.	38,345	1,659,572
Wal-Mart Stores Inc.	96,647	4,456,393
Wendy’s International Inc.	4,368	257,494
Williams-Sonoma Inc.(2)	3,548	141,139
Yum! Brands Inc.	10,690	528,834
Zale Corp.(2)	2,050	50,246

		30,288,313
SAVINGS & LOANS—0.75%
Anchor BanCorp Wisconsin Inc.	838	26,087
Astoria Financial Corp.	3,852	110,938
Commercial Capital Bancorp Inc.	1,654	25,819
Dime Community Bancshares(1)	1,212	17,926
Downey Financial Corp.(1)	838	54,872
First Niagara Financial Group Inc.(1)	4,405	60,789
FirstFed Financial Corp.(2)	663	41,570
Golden West Financial Corp.(1)	11,531	814,319
Harbor Florida Bancshares Inc.(1)	824	32,095
Hudson City Bancorp Inc.	21,991	273,128
Independence Community Bank Corp.	2,979	119,130
MAF Bancorp Inc.	1,334	57,349
New York Community Bancorp Inc.(1)	8,883	151,544
NewAlliance Bancshares Inc.	3,977	57,905
People’s Bank	2,279	69,943
PFF Bancorp Inc.	702	22,218
Provident Financial Services Inc.(1)	2,625	48,037
Sovereign Bancorp Inc.	14,104	307,467
Washington Federal Inc.(1)	3,392	81,883
Washington Mutual Inc.	36,784	1,556,699

		3,929,718
SEMICONDUCTORS—3.24%
Actel Corp.(2)	996	15,119
Advanced Micro Devices Inc.(2)	14,991	627,523
Agere Systems Inc.(2)	6,703	83,184
Altera Corp.(2)	13,469	260,086
Amkor Technology Inc.(2)	3,208	18,061
Analog Devices Inc.	13,797	548,707
Applied Materials Inc.	60,905	1,160,240
Applied Micro Circuits Corp.(2)	11,750	38,658
Asyst Technologies Inc.(2)	1,362	9,752
Atmel Corp.(2)	16,965	67,012
ATMI Inc.(2)	1,359	45,662
Axcelis Technologies Inc.(2)	3,856	24,370
Broadcom Corp. Class A(2)	10,305	702,801
Brooks Automation Inc.(1)(2)	2,811	47,393
Cabot Microelectronics Corp.(1)(2)	1,002	33,276
Cirrus Logic Inc.(2)	2,858	24,207
Cohu Inc.	671	19,023
Conexant Systems Inc.(2)	17,865	60,026
Credence Systems Corp.(2)	3,217	28,149
Cree Inc.(1)(2)	2,858	74,680

Cypress Semiconductor Corp.(2)	5,205	88,121
DSP Group Inc.(2)	1,009	29,614
Emulex Corp.(2)	3,193	58,592
ESS Technology Inc.(2)	1,163	4,652
Exar Corp.(2)	1,515	20,407
Fairchild Semiconductor International Inc. Class A(2)	4,483	89,436
Freescale Semiconductor Inc. Class A(2)	4,869	122,504
Freescale Semiconductor Inc. Class B(2)	10,126	255,682
Integrated Device Technology Inc.(2)	7,714	107,147
Intel Corp.	228,434	4,858,791
International Rectifier Corp.(1)(2)	2,585	94,016
Intersil Corp. Class A	5,992	174,128
KLA-Tencor Corp.	7,398	384,548
Kopin Corp.(2)	2,532	12,052
Kulicke & Soffa Industries Inc.(2)	1,837	20,556
Lam Research Corp.(2)	5,212	241,993
Lattice Semiconductor Corp.(1)(2)	3,865	17,508
Linear Technology Corp.	11,623	432,492
LSI Logic Corp.(2)	14,269	130,561
LTX Corp.(2)	2,558	13,890
Marvell Technology Group Ltd.(2)	8,393	574,249
Maxim Integrated Products Inc.	12,318	505,531
MEMC Electronic Materials Inc.(2)	5,402	154,389
Micrel Inc.(2)	2,676	32,835
Microchip Technology Inc.	7,723	289,690
Micron Technology Inc.(2)	22,906	336,260
Microsemi Corp.(1)(2)	2,022	61,550
Mindspeed Technologies Inc.(1)(2)	3,326	10,543
National Semiconductor Corp.	12,765	360,101
Novellus Systems Inc.(2)	5,373	152,325
NVIDIA Corp.(2)	5,876	264,185
OmniVision Technologies Inc.(1)(2)	1,964	49,552
Photronics Inc.(2)	1,613	29,099
PMC-Sierra Inc.(2)	6,822	64,536
Power Integrations Inc.(2)	1,160	30,728
QLogic Corp.(2)	3,264	129,483
Rambus Inc.(2)	3,749	109,621
Semtech Corp.(2)	2,729	52,615
Silicon Image Inc.(2)	2,839	32,847
Silicon Laboratories Inc.(2)	1,637	80,590
Skyworks Solutions Inc.(2)	5,814	30,698
Teradyne Inc.(2)	7,399	128,891
Tessera Technologies Inc.(1)(2)	1,501	48,452
Texas Instruments Inc.	63,777	1,864,202
Transmeta Corp.(1)(2)	4,335	6,069
TriQuint Semiconductor Inc.(2)	4,699	22,931
Ultratech Inc.(1)(2)	967	18,566
Varian Semiconductor Equipment Associates Inc.(2)	1,332	65,974
Veeco Instruments Inc.(2)	1,008	21,924
Vitesse Semiconductor Corp.(2)	7,712	20,051
Xilinx Inc.	13,085	368,474
Zoran Corp.(2)	1,496	29,337

		16,990,917
SOFTWARE—3.98%
Activision Inc.(2)	10,453	149,896
Actuate Corp.(2)	2,349	9,490
Acxiom Corp.	2,682	63,483
Adobe Systems Inc.	22,613	898,188
Advent Software Inc.(2)	903	23,713
ANSYS Inc.(2)	1,083	47,500
Autodesk Inc.	8,635	350,495
Automatic Data Processing Inc.	21,672	952,268
Avid Technology Inc.(2)	1,637	81,310
BEA Systems Inc.(2)	14,794	153,414
BMC Software Inc.(2)	8,007	176,955
Borland Software Corp.(2)	3,030	19,665
Cerner Corp.(2)	2,276	102,420
Certegy Inc.	2,306	100,196
Citrix Systems Inc.(2)	6,626	204,346
Computer Associates International Inc.	17,647	481,763
Compuware Corp.(2)	12,630	104,071
CSG Systems International Inc.(2)	1,550	35,294
Dendrite International Inc.(2)	1,499	21,765
Dun & Bradstreet Corp.(2)	2,587	186,988
eFunds Corp.(2)	1,843	43,458
Electronic Arts Inc.(2)	11,310	617,300
Fair Isaac Corp.	2,558	113,371
FileNET Corp.(2)	1,740	48,824
First Data Corp.	28,681	1,293,513
Fiserv Inc.(2)	7,385	324,792
Global Payments Inc.	2,830	144,132

Hyperion Solutions Corp.(2)	2,182	75,083
IMS Health Inc.	8,806	216,628
Informatica Corp.(1)(2)	3,346	49,253
Inter-Tel Inc.	821	17,799
Intuit Inc.(2)	6,325	330,987
JDA Software Group Inc.(2)	1,217	18,657
Keane Inc.(1)(2)	2,186	23,674
Micromuse Inc.(2)	2,665	26,517
Microsoft Corp.	355,293	10,001,498
MoneyGram International Inc.	3,122	82,920
MRO Software Inc.(2)	671	10,293
NAVTEQ Corp.(2)	3,306	148,472
NetIQ Corp.(1)(2)	2,025	26,609
Novell Inc.(2)	14,269	138,980
Oracle Corp.(2)	147,457	1,853,534
Packeteer Inc.(2)	1,173	15,179
Parametric Technology Corp.(2)	10,412	65,179
Pixar Inc.(2)	2,063	119,200
Progress Software Corp.(2)	1,295	37,244
Quest Software Inc.(2)	2,003	31,728
Red Hat Inc.(1)(2)	6,375	184,556
Safeguard Scientifics Inc.(2)	4,375	9,319
Salesforce.com Inc.(1)(2)	2,790	114,530
SEI Investments Co.	2,396	98,835
SERENA Software Inc.(2)	1,062	25,074
Siebel Systems Inc.	18,117	192,221
Sybase Inc.(2)	3,420	73,838
Take-Two Interactive Software Inc.(1)(2)	2,655	42,108
THQ Inc.(1)(2)	2,260	59,325
Wind River Systems Inc.(2)	2,702	36,153

		20,874,003
TELECOMMUNICATIONS—5.65%
Adaptec Inc.(2)	4,047	22,016
ADC Telecommunications Inc.(2)	4,370	110,823
ADTRAN Inc.	2,364	69,336
Aeroflex Inc.(2)	2,513	30,382
Alamosa Holdings Inc.(2)	5,588	104,719
Alltel Corp.	12,336	740,530
Amdocs Ltd.(2)	7,070	227,654
American Tower Corp. Class A(2)	15,609	482,942
Anaren Inc.(2)	857	14,980
Andrew Corp.(2)	5,903	76,562
Anixter International Inc.(1)	1,329	61,519
Arris Group Inc.(2)	3,970	46,687
AT&T Inc.	146,978	3,814,079
Avaya Inc.(2)	16,488	173,948
BellSouth Corp.	68,685	1,976,067
Black Box Corp.	687	34,783
C-COR Inc.(2)	1,905	12,173
CenturyTel Inc.	4,499	149,817
CIENA Corp.(2)	21,236	84,944
Cincinnati Bell Inc.(2)	9,406	32,921
Cisco Systems Inc.(2)	246,415	4,575,927
Citizens Communications Co.	12,591	154,492
CommScope Inc.(2)	1,806	39,931
Comverse Technology Inc.(2)	7,036	192,716
Corning Inc.(2)	56,925	1,386,124
Crown Castle International Corp.(2)	8,512	269,235
Extreme Networks Inc.(2)	4,522	22,158
Finisar Corp.(2)	5,546	14,974
Foundry Networks Inc.(1)(2)	4,978	74,819
Harmonic Inc.(2)	2,341	12,922
Harris Corp.	5,100	236,793
IDT Corp.(2)	1,003	12,257
IDT Corp. Class B(1)(2)	1,830	22,601
InterDigital Communications Corp.(2)	2,019	52,151
JDS Uniphase Corp.(2)	58,070	181,759
Juniper Networks Inc.(2)	20,155	365,410
Leap Wireless International Inc.(2)	1,323	48,951
Level 3 Communications Inc.(2)	23,528	88,230
Lucent Technologies Inc.(2)	166,051	438,375
Motorola Inc.	93,190	2,116,345
MRV Communications Inc.(1)(2)	3,183	8,148
Newport Corp.(2)	1,507	25,574
Nextel Partners Inc. Class A(2)	5,539	155,037
NII Holdings Inc. Class B(2)	5,023	248,438
NTL Inc.(2)	2,799	177,037
Plantronics Inc.	1,901	66,535
Polycom Inc.(2)	3,836	74,342
Powerwave Technologies Inc.(2)	3,766	55,021
QUALCOMM Inc.	61,623	2,955,439
Qwest Communications International Inc.(2)	57,214	344,428
RF Micro Devices Inc.(2)	7,419	54,010

Scientific-Atlanta Inc.	5,696	243,561
Sonus Networks Inc.(2)	9,359	43,800
Sprint Nextel Corp.	105,288	2,410,042
Stratex Networks Inc.(1)(2)	3,020	12,533
Sycamore Networks Inc.(2)	7,394	36,600
Tekelec(1)(2)	2,322	36,339
Telephone & Data Systems Inc.	1,896	67,934
Telephone & Data Systems Inc. Special	1,896	64,654
Telewest Global Inc.(2)	9,220	214,826
Tellabs Inc.(2)	15,225	194,728
3Com Corp.(2)	14,468	66,119
United States Cellular Corp.(2)	489	24,890
UTStarcom Inc.(1)(2)	3,922	27,493
Verizon Communications Inc.	109,542	3,468,100
Wireless Facilities Inc.(2)	2,049	10,942

		29,659,622
TEXTILES—0.08%
Cintas Corp.(1)	4,933	210,146
G&K Services Inc. Class A	825	32,786
Mohawk Industries Inc.(2)	2,008	170,760

		413,692
TOYS, GAMES & HOBBIES—0.08%
Hasbro Inc.	6,010	127,412
JAKKS Pacific Inc.(2)	848	19,258
Marvel Entertainment Inc.(1)(2)	3,016	50,216
Mattel Inc.	14,990	247,335

		444,221
TRANSPORTATION—1.47%
Alexander & Baldwin Inc.	1,647	86,583
Arkansas Best Corp.	845	36,174
Burlington Northern Santa Fe Corp.	14,044	1,125,205
CH Robinson Worldwide Inc.	6,394	258,701
CNF Inc.	1,983	101,629
CSX Corp.	8,080	432,522
EGL Inc.(2)	1,311	53,633
Expeditors International Washington Inc.(1)	4,038	296,955
FedEx Corp.	10,576	1,069,762
General Maritime Corp.	1,354	50,829
Hunt (J.B.) Transport Services Inc.	4,874	116,001
Kansas City Southern Industries Inc.(2)	2,512	65,262
Landstar System Inc.	2,308	97,628
Norfolk Southern Corp.	15,314	763,250
Offshore Logistics Inc.(2)	861	30,910
OMI Corp.(1)	2,647	46,481
Overseas Shipholding Group Inc.	1,074	55,397
Ryder System Inc.	2,377	106,252
SCS Transportation Inc.(2)	514	13,765
Swift Transportation Co. Inc.(2)	1,828	43,196
Union Pacific Corp.	9,929	878,319
United Parcel Service Inc. Class B	23,638	1,770,723
UTi Worldwide Inc.	746	78,129
Werner Enterprises Inc.(1)	2,300	49,565
YRC Worldwide Inc.(2)	2,016	100,477

		7,727,348
TRUCKING & LEASING—0.01%
GATX Corp.	1,628	64,648

		64,648
WATER—0.03%
Aqua America Inc.	4,851	136,604

		136,604

TOTAL COMMON STOCKS
(Cost: $420,847,995)		524,551,090

Security	Principal	Value

SHORT-TERM INVESTMENTS—3.80%

CERTIFICATES OF DEPOSIT(4)—0.04%
Toronto-Dominion Bank
3.94%, 07/10/06	$67,772	67,772
Wells Fargo Bank N.A.
4.78%, 12/05/06	108,435	108,435

		176,207

COMMERCIAL PAPER(4)—0.23%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	135,544	134,646
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	75,266	75,177
CAFCO LLC
4.19%, 02/06/06	155,875	155,784
CC USA Inc.
4.23%, 04/21/06	40,663	40,286
CRC Funding LLC
4.19%, 02/03/06-02/06/06	210,093	210,028
Edison Asset Securitization LLC
4.37%, 05/08/06	67,772	66,982
Galaxy Funding Inc.
4.23%, 04/18/06	38,901	38,554
Grampian Funding LLC
4.41%, 05/15/06	67,772	66,917
HSBC PLC
3.88%, 02/03/06	40,663	40,654
Nordea North America Inc.
4.16%, 04/04/06	142,321	141,301
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	135,544	135,308
Sedna Finance Inc.
3.92%, 02/21/06	33,886	33,812
Sigma Finance Inc.
4.16%, 04/06/06	81,326	80,725

		1,220,174
LOAN PARTICIPATIONS(4)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	67,772	67,772

		67,772
MEDIUM-TERM NOTES(4)—0.09%
Dorada Finance Inc.
3.93%, 07/07/06	42,019	42,017
K2 USA LLC
3.94%, 07/07/06	81,326	81,324
Marshall & Ilsley Bank
5.18%, 12/15/06	135,544	135,949
Toronto-Dominion Bank
3.81%, 06/20/06	169,430	169,436
US Bank N.A.
2.85%, 11/15/06	27,109	26,716

		455,442
REPURCHASE AGREEMENTS(4)—1.05%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,033,406 (collateralized by U.S. Government obligations, value $2,078,469, 5.00%, 7/1/35).	$2,033,154	2,033,154
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $203,341 (collateralized by non-U.S. Government debt securities, value $224,152, 0.00% to 7.53%, 11/25/30 to 3/25/46).(5)	203,315	203,315
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $677,802 (collateralized by U.S. Government obligations, value $692,823, 3.50% to 8.00%, 8/1/08 to 2/1/36).	677,718	677,718
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $338,902 (collateralized by non-U.S. Government debt securities, value $349,808, 3.21% to 5.96%, 8/3/14 to 8/19/45).(5)	338,859	338,859
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $677,802 (collateralized by U.S. Government obligations, value $692,823, 4.00% to 5.50%, 9/1/20 to 1/1/36).	677,718	677,718
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $406,684 (collateralized by non-U.S. Government debt securities, value $427,920, 0.00% to 10.00%, 7/30/08 to 12/1/10).(5)	406,631	406,631
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $203,341 (collateralized by non-U.S. Government debt securities, value $209,888, 4.60% to 9.25%, 5/15/06 to 2/1/24).(5)	203,315	203,315

Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $305,011 (collateralized by U.S. Government obligations, value $314,829, 3.50% to 6.00%, 10/25/11 to 5/25/34).	304,973	304,973
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $677,804 (collateralized by non-U.S. Government debt securities, value $705,902, 0.00% to 8.85%, 2/3/06 to 3/15/42).(5)	677,718	677,718

		5,523,401
TIME DEPOSITS(4)—0.38%
Abbey National Treasury Services PLC
4.49%, 02/01/06	474,403	474,403
Deutsche Bank AG
4.47%-4.48%, 02/01/06	585,372	585,372
Societe Generale
4.48%, 02/01/06	677,718	677,718
UBS AG
4.48%, 02/01/06	271,087	271,087

		2,008,580
VARIABLE & FLOATING RATE NOTES(4)—2.00%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(6)	476,436	476,544
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	318,527	318,526
American Express Centurion Bank
4.52%, 06/29/06	54,217	54,217
American Express Credit Corp.
4.49%, 02/05/07	40,663	40,698
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(6)	440,517	440,665
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(6)	88,103	88,103
Bank of Ireland
4.46%, 12/20/06(6)	135,544	135,544
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(6)	337,504	337,493
BMW US Capital LLC
4.44%, 02/15/07(6)	135,544	135,544
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(6)	364,612	364,607
Commodore CDO Ltd.
4.56%, 12/12/06(6)	33,886	33,886
Credit Suisse First Boston NY
4.39%, 05/09/06	135,544	135,544
DEPFA Bank PLC
4.50%, 12/15/06	135,544	135,544
Descartes Funding Trust
4.47%, 11/15/06(6)	60,995	60,995
Dorada Finance Inc.
4.47%, 06/26/06(6)	33,886	33,885
Eli Lilly Services Inc.
4.36%, 09/01/06(6)	135,544	135,544
Fifth Third Bancorp.
4.49%, 01/23/07(6)	271,087	271,087
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(6)	94,881	94,880
General Electric Capital Corp.
4.52%, 01/09/07	60,995	61,040
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	101,658	101,658
Hartford Life Global Funding Trusts
4.46%, 02/15/07	135,544	135,544
HBOS Treasury Services PLC
4.57%, 01/24/07	135,544	135,544
Holmes Financing PLC
4.44%, 12/15/06(6)	372,745	372,745
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	115,212	115,234
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(6)	393,076	393,061
Leafs LLC
4.49%, 02/21/06-01/22/07(6)	141,945	141,945
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(6)	325,305	325,308
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	210,093	210,101
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(6)	405,275	405,467
Mound Financing PLC
4.38%, 11/08/06(6)	271,087	271,087

Natexis Banques Populaires
4.45%, 01/12/07(6)	101,658	101,658
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(6)	365,968	365,982
Nordea Bank AB
4.42%, 01/11/07(6)	237,201	237,201
Northern Rock PLC
4.40%, 02/02/07(6)	162,652	162,658
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(6)	368,679	368,679
Pfizer Investment Capital PLC
4.43%, 12/15/06(6)	338,859	338,859
Principal Life Income Funding Trusts
4.29%, 05/10/06	101,658	101,659
Royal Bank of Scotland
4.50%, 08/30/06	135,544	135,528
Sedna Finance Inc.
4.46%, 09/20/06(6)	40,663	40,663
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(6)	150,453	150,450
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(6)	135,544	135,544
Societe Generale
4.36%, 02/02/07(6)	94,881	94,881
Strips III LLC
4.57%, 07/24/06(6)(7)	35,757	35,757
SunTrust Bank
4.62%, 04/28/06	203,315	203,315
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(6)	302,262	302,245
Toyota Motor Credit Corp.
4.53%, 04/10/06	60,995	60,994
UniCredito Italiano SpA
4.43%, 06/14/06	176,207	176,184
Union Hamilton Special Funding LLC
4.52%, 03/28/06(6)	135,544	135,544
US Bank N.A.
4.49%, 09/29/06	60,995	60,984
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	440,517	440,517
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(6)	269,032	269,032
Wells Fargo & Co.
4.46%, 09/15/06(6)	67,772	67,776
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(6)	101,658	101,649
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(6)	142,321	142,321
Winston Funding Ltd.
4.68%, 04/23/06(6)	96,778	96,778
World Savings Bank
4.37%, 03/09/06	203,315	203,314

		10,492,212
TOTAL SHORT-TERM INVESTMENTS

(Cost: $19,943,788)		19,943,788

TOTAL INVESTMENTS IN SECURITIES—103.71%
(Cost: $440,791,783)		544,494,878
Other Assets, Less Liabilities—(3.71)%		(19,472,275)

NET ASSETS—100.00%		$525,022,603

NVS	- Non-Voting Shares

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(6)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.92%

ELECTRIC—86.17%
AES Corp. (The)(1)	987,470	$16,826,489
Allegheny Energy Inc.(1)	246,699	8,582,658
ALLETE Inc.	40,224	1,781,521
Alliant Energy Corp.	176,867	5,245,875
Ameren Corp.	295,688	15,009,123
American Electric Power Co. Inc.	585,608	21,854,891
Aquila Inc.(1)	568,687	2,075,708
Avista Corp.	73,627	1,407,012
Black Hills Corp.	49,442	1,760,135
CenterPoint Energy Inc.	413,537	5,285,003
Cinergy Corp.	280,432	12,184,770
Cleco Corp.	75,225	1,649,684
CMS Energy Corp.(1)(2)	333,058	4,819,349
Consolidated Edison Inc.	369,185	17,355,387
Constellation Energy Group Inc.	271,649	15,828,987
Dominion Resources Inc.	518,350	39,150,976
DPL Inc.	182,739	4,685,428
DTE Energy Co.	270,662	11,421,936
Duke Energy Corp.	1,332,333	37,771,641
Duquesne Light Holdings Inc.(2)	116,639	2,097,169
Edison International	455,460	19,958,257
El Paso Electric Co.(1)	72,621	1,487,278
Energy East Corp.	224,216	5,571,768
Entergy Corp.	315,786	21,950,285
Exelon Corp.	1,020,516	58,598,029
FirstEnergy Corp.	501,993	25,149,849
FPL Group Inc.	550,950	23,024,201
Great Plains Energy Inc.(2)	113,372	3,234,503
Hawaiian Electric Industries Inc.(2)	122,408	3,210,762
IDACORP Inc.(2)	63,557	2,012,215
Northeast Utilities	228,463	4,541,844
NRG Energy Inc.(1)(2)	122,848	5,929,873
NSTAR	162,424	4,668,066
Pepco Holdings Inc.	286,880	6,601,109
PG&E Corp.(2)	563,261	21,015,268
Pinnacle West Capital Corp.(2)	148,434	6,324,773
PNM Resources Inc.(2)	95,085	2,336,239
PPL Corp.	578,492	17,429,964
Progress Energy Inc.	383,028	16,707,681
Public Service Enterprise Group Inc.	362,756	25,255,073
Puget Energy Inc.	174,960	3,689,906
Reliant Energy Inc.(1)(2)	454,179	4,596,292
SCANA Corp.	155,613	6,250,974
Sierra Pacific Resources Corp.(1)	178,675	2,358,510
Southern Co. (The)	1,130,523	39,342,200
TECO Energy Inc.(2)	303,962	5,191,671
TXU Corp.	690,223	34,952,893
UniSource Energy Corp.(2)	48,981	1,514,982
Westar Energy Inc.	130,289	2,683,953
Wisconsin Energy Corp.	178,073	7,391,810
WPS Resources Corp.(2)	63,729	3,573,922
Xcel Energy Inc.(2)	610,193	11,849,948

		625,197,840
GAS—10.10%
AGL Resources Inc.	111,117	3,975,766
Atmos Energy Corp.	122,380	3,216,146
Energen Corp.	100,503	3,921,627
KeySpan Corp.	265,396	9,533,024
New Jersey Resources Corp.	42,186	1,917,354
Nicor Inc.(2)	63,997	2,617,477
NiSource Inc.	411,925	8,456,820
Northwest Natural Gas Co.	41,516	1,477,554
ONEOK Inc.	138,775	3,921,782
Peoples Energy Corp.(2)	57,312	2,133,153
Piedmont Natural Gas Co.(2)	109,608	2,657,994
Sempra Energy	344,060	16,532,083
Southern Union Co.(1)	159,281	4,013,881
UGI Corp.	157,957	3,391,337
Vectren Corp.	115,705	3,165,689
WGL Holdings Inc.(2)	74,086	2,310,002

		73,241,689

PIPELINES—2.89%
Equitable Resources Inc.	175,316	6,469,160
National Fuel Gas Co.	120,408	3,961,423
Questar Corp.	128,924	10,504,728

		20,935,311
WATER—0.76%
Aqua America Inc.(2)	195,877	5,515,896

		5,515,896
TOTAL COMMON STOCKS

(Cost: $605,148,270)		724,890,736

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—9.21%

CERTIFICATES OF DEPOSIT(3)—0.08%
Toronto-Dominion Bank
3.94%, 07/10/06	$224,206	224,206
Wells Fargo Bank N.A.
4.78%, 12/05/06	358,730	358,730

		582,936
COMMERCIAL PAPER(3)—0.56%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	448,412	445,441
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	248,999	248,704
CAFCO LLC
4.19%, 02/06/06	515,674	515,374
CC USA Inc.
4.23%, 04/21/06	134,524	133,275
CRC Funding LLC
4.19%, 02/03/06-02/06/06	695,039	694,823
Edison Asset Securitization LLC
4.37%, 05/08/06	224,206	221,593
Galaxy Funding Inc.
4.23%, 04/18/06	128,694	127,545
Grampian Funding LLC
4.41%, 05/15/06	224,206	221,377
HSBC PLC
3.88%, 02/03/06	134,524	134,495
Nordea North America Inc.
4.16%, 04/04/06	470,833	467,460
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	448,412	447,633
Sedna Finance Inc.
3.92%, 02/21/06	112,103	111,859
Sigma Finance Inc.
4.16%, 04/06/06	269,047	267,058

		4,036,637
LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	224,206	224,206

		224,206
MEDIUM-TERM NOTES(3)—0.21%
Dorada Finance Inc.
3.93%, 07/07/06	139,008	139,002
K2 USA LLC
3.94%, 07/07/06	269,047	269,042
Marshall & Ilsley Bank
5.18%, 12/15/06	448,412	449,753
Toronto-Dominion Bank
3.81%, 06/20/06	560,515	560,536
US Bank N.A.
2.85%, 11/15/06	89,682	88,385

		1,506,718
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	875,651	875,651

		875,651

REPURCHASE AGREEMENTS(3)—2.52%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $6,727,019 (collateralized by U.S. Government obligations, value $6,876,098, 5.00%, 7/1/35).	$6,726,186	6,726,186
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $672,704 (collateralized by non-U.S. Government debt securities, value $741,550, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	672,619	672,619
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,242,340 (collateralized by U.S. Government obligations, value $2,292,033, 3.50% to 8.00%, 8/1/08 to 2/1/36).	2,242,062	2,242,062
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $1,121,173 (collateralized by non-U.S. Government debt securities, value $1,157,252, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	1,121,031	1,121,031
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $2,242,340 (collateralized by U.S. Government obligations, value $2,292,033, 4.00% to 5.50%, 9/1/20 to 1/1/36).	2,242,062	2,242,062
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $1,345,411 (collateralized by non-U.S. Government debt securities, value $1,415,667, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	1,345,237	1,345,237
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $672,705 (collateralized by non-U.S. Government debt securities, value $694,361, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	672,619	672,619
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $1,009,053 (collateralized by U.S. Government obligations, value $1,041,532, 3.50% to 6.00%, 10/25/11 to 5/25/34).	1,008,928	1,008,928
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $2,242,345 (collateralized by non-U.S. Government debt securities, value $2,335,301, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	2,242,062	2,242,062

		18,272,806
TIME DEPOSITS(3)—0.91%
Abbey National Treasury Services PLC
4.49%, 02/01/06	1,569,443	1,569,443
Deutsche Bank AG
4.47%-4.48%, 02/01/06	1,936,559	1,936,559
Societe Generale
4.48%, 02/01/06	2,242,062	2,242,062
UBS AG
4.48%, 02/01/06	896,825	896,825

		6,644,889
VARIABLE & FLOATING RATE NOTES(3)—4.78%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	1,576,170	1,576,526
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	1,053,769	1,053,761
American Express Centurion Bank
4.52%, 06/29/06	179,365	179,365
American Express Credit Corp.
4.49%, 02/05/07	134,524	134,641
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	1,457,340	1,457,832
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	291,468	291,468
Bank of Ireland
4.46%, 12/20/06(7)	448,412	448,412
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	1,116,547	1,116,512
BMW US Capital LLC
4.44%, 02/15/07(7)	448,412	448,412

CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	1,206,229	1,206,209
Commodore CDO Ltd.
4.56%, 12/12/06(7)	112,103	112,103
Credit Suisse First Boston NY
4.39%, 05/09/06	448,412	448,412
DEPFA Bank PLC
4.50%, 12/15/06	448,412	448,412
Descartes Funding Trust
4.47%, 11/15/06(7)	201,786	201,786
Dorada Finance Inc.
4.47%, 06/26/06(7)	112,103	112,099
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	448,412	448,412
Fifth Third Bancorp.
4.49%, 01/23/07(7)	896,825	896,825
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	313,889	313,887
General Electric Capital Corp.
4.52%, 01/09/07	201,786	201,936
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	336,309	336,309
Hartford Life Global Funding Trusts
4.46%, 02/15/07	448,412	448,412
HBOS Treasury Services PLC
4.57%, 01/24/07	448,412	448,412
Holmes Financing PLC
4.44%, 12/15/06(7)	1,233,134	1,233,134
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	381,151	381,223
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	1,300,396	1,300,346
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	469,607	469,607
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	1,076,190	1,076,202
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	695,039	695,068
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	1,340,753	1,341,390
Mound Financing PLC
4.38%, 11/08/06(7)	896,825	896,825
Natexis Banques Populaires
4.45%, 01/12/07(7)	336,309	336,309
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	1,210,713	1,210,759
Nordea Bank AB
4.42%, 01/11/07(7)	784,722	784,722
Northern Rock PLC
4.40%, 02/02/07(7)	538,095	538,113
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	1,219,682	1,219,682
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	1,121,031	1,121,031
Principal Life Income Funding Trusts
4.29%, 05/10/06	336,309	336,313
Royal Bank of Scotland
4.50%, 08/30/06	448,412	448,361
Sedna Finance Inc.
4.46%, 09/20/06(7)	134,524	134,524
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	497,738	497,728
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	448,412	448,412
Societe Generale
4.36%, 02/02/07(7)	313,889	313,889
Strips III LLC
4.57%, 07/24/06(7) (8)	118,293	118,293
SunTrust Bank
4.62%, 04/28/06	672,619	672,619
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	999,960	999,902
Toyota Motor Credit Corp.
4.53%, 04/10/06	201,786	201,785
UniCredito Italiano SpA
4.43%, 06/14/06	582,936	582,861
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	448,412	448,412
US Bank N.A.
4.49%, 09/29/06	201,786	201,751
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	1,457,340	1,457,340
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	890,025	890,024

Wells Fargo & Co.
4.46%, 09/15/06(7)	224,206	224,220
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	336,309	336,281
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	470,833	470,830
Winston Funding Ltd.
4.68%, 04/23/06(7)	320,166	320,166
World Savings Bank
4.37%, 03/09/06	672,619	672,615

		34,710,880

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,854,723)		66,854,723

TOTAL INVESTMENTS IN SECURITIES—109.13%
(Cost: $672,002,993)		791,745,459
Other Assets, Less Liabilities—(9.13)%		(66,248,716)

NET ASSETS—100.00%		$725,496,743

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—100.55%

ADVERTISING—0.01%
Getty Images Inc.(1)	138	$11,268

		11,268
AEROSPACE & DEFENSE—1.43%
Boeing Co. (The)	1,241	84,773
Raytheon Co.	2,695	110,414
Rockwell Collins Inc.	31,747	1,489,569
United Technologies Corp.	236	13,775

		1,698,531
AIRLINES—0.47%
Southwest Airlines Co.	33,763	555,739

		555,739
APPAREL—3.03%
Nike Inc. Class B	27,482	2,224,668
Reebok International Ltd.	12,534	739,381
Timberland Co. Class A(1)	18,409	643,579

		3,607,628
AUTO MANUFACTURERS—0.09%
Ford Motor Co.	13,173	113,024

		113,024
AUTO PARTS & EQUIPMENT—0.86%
Cooper Tire & Rubber Co.	861	12,906
Johnson Controls Inc.	14,634	1,013,258

		1,026,164
BANKS—10.36%
Bank of America Corp.	297	13,136
Bank of Hawaii Corp.	2,715	141,750
Comerica Inc.	5,305	294,268
First Horizon National Corp.	30,626	1,159,807
Northern Trust Corp.	8,091	422,431
Regions Financial Corp.	4,872	161,653
State Street Corp.	4,146	250,667
Synovus Financial Corp.	70,751	1,957,680
TD Banknorth Inc.	50,429	1,461,432
Wachovia Corp.	10,611	581,801
Wells Fargo & Co.	94,172	5,872,566

		12,317,191
BEVERAGES—1.06%
Coca-Cola Enterprises Inc.	835	16,483
Molson Coors Brewing Co. Class B	11,378	711,125
PepsiCo Inc.	9,347	534,461

		1,262,069
BIOTECHNOLOGY—1.33%
Amgen Inc.(1)	13,443	979,860
Genentech Inc.(1)	6,046	519,472
Genzyme Corp.(1)	911	64,626
Nektar Therapeutics(1)	657	13,009

		1,576,967
BUILDING MATERIALS—0.02%
Florida Rock Industries Inc.	332	17,948

		17,948
CHEMICALS—3.00%
Ecolab Inc.	47,728	1,709,140
Lubrizol Corp.	8,457	386,823
Praxair Inc.	17,494	921,584
Rohm & Haas Co.	10,667	542,950

		3,560,497
COMMERCIAL SERVICES—0.04%
BearingPoint Inc.(1)	1,701	13,982
Convergys Corp.(1)	805	13,846

Deluxe Corp.	361	9,668
ServiceMaster Co. (The)	1,084	14,027

		51,523
COMPUTERS—4.58%
Apple Computer Inc.(1)	6,867	518,527
Cognizant Technology Solutions Corp.(1)	226	11,836
Dell Inc.(1)	24,524	718,798
Electronic Data Systems Corp.	6,374	160,561
EMC Corp.(1)	961	12,877
Hewlett-Packard Co.	70,599	2,201,277
International Business Machines Corp.	20,159	1,638,927
Maxtor Corp.(1)	2,867	26,376
National Instruments Corp.	431	14,262
Network Appliance Inc.(1)	439	13,697
Sun Microsystems Inc.(1)	28,384	127,728

		5,444,866
COSMETICS & PERSONAL CARE—1.14%
Avon Products Inc.	21,555	610,438
Procter & Gamble Co.	12,598	746,180

		1,356,618
DISTRIBUTION & WHOLESALE—0.14%
Fastenal Co.	4,435	169,195

		169,195
DIVERSIFIED FINANCIAL SERVICES—6.73%
American Express Co.	102,968	5,400,672
Chicago Mercantile Exchange Holdings Inc.	33	13,967
Doral Financial Corp.	1,298	14,109
Federal Home Loan Mortgage Corp.	10,591	718,705
Federal National Mortgage Association	26,663	1,544,854
Nuveen Investments Inc. Class A	251	11,388
Schwab (Charles) Corp. (The)	12,723	188,173
SLM Corp.	221	12,367
Student Loan Corp.	463	101,397

		8,005,632
ELECTRIC—2.79%
Northeast Utilities	1,192	23,697
Pinnacle West Capital Corp.	261	11,121
Progress Energy Inc.	67,404	2,940,162
TXU Corp.	6,758	342,225

		3,317,205
ELECTRONICS—0.83%
Agilent Technologies Inc.(1)	27,997	949,378
Arrow Electronics Inc.(1)	384	13,194
Sanmina-SCI Corp.(1)	4,452	18,743

		981,315
FOOD-4.09%
General Mills Inc.	88,181	4,286,478
SUPERVALU Inc.	2,776	88,638
Whole Foods Market Inc.	6,639	490,423

		4,865,539
FOREST PRODUCTS & PAPER—0.07%
International Paper Co.	2,595	84,675

		84,675
HEALTH CARE-PRODUCTS—6.89%
Baxter International Inc.	26,216	966,060
Edwards Lifesciences Corp.(1)	315	13,526
Guidant Corp.	4,656	342,682
Johnson & Johnson	100,297	5,771,089
Medtronic Inc.	14,964	845,017
Zimmer Holdings Inc.(1)	3,705	255,460

		8,193,834
HEALTH CARE-SERVICES—0.68%
Aetna Inc.	138	13,358
DaVita Inc.(1)	2,698	147,715
HCA Inc.	2,243	110,086
LifePoint Hospitals Inc.(1)	1,300	40,105
UnitedHealth Group Inc.	5,741	341,130
WellPoint Inc.(1)	2,005	153,984

		806,378
HOME BUILDERS—0.10%
Horton (D.R.) Inc.	3,133	116,924

		116,924

HOME FURNISHINGS—0.43%
Whirlpool Corp.	6,356	512,802

		512,802
HOUSEHOLD PRODUCTS & WARES—0.01%
Avery Dennison Corp.	219	13,083

		13,083
INSURANCE—5.39%
Ambac Financial Group Inc.	7,700	591,437
CIGNA Corp.	1,714	208,422
Cincinnati Financial Corp.	22,344	1,017,546
Genworth Financial Inc. Class A	3,176	104,046
Hartford Financial Services Group Inc.	9,032	742,701
Nationwide Financial Services Inc.	13,385	569,666
Principal Financial Group Inc.	2,664	125,634
Prudential Financial Inc.	8,809	663,670
SAFECO Corp.	9,078	474,325
St. Paul Travelers Companies Inc.	40,857	1,854,091
UNUMProvident Corp.	2,904	59,038

		6,410,576
INTERNET—1.43%
eBay Inc.(1)	9,271	399,580
F5 Networks Inc.(1)	236	15,269
Google Inc. Class A(1)	1,670	723,527
Symantec Corp.(1)	29,974	550,922
Yahoo! Inc.(1)	306	10,508

		1,699,806
INVESTMENT COMPANIES—0.09%
Allied Capital Corp.	3,661	104,375

		104,375
IRON & STEEL—0.73%
Allegheny Technologies Inc.	1,002	51,954
Nucor Corp.	8,613	725,473
United States Steel Corp.	1,469	87,773

		865,200
LEISURE TIME—0.02%
Sabre Holdings Corp.	1,060	25,970

		25,970
LODGING—0.29%
Marriott International Inc. Class A	5,111	340,597

		340,597
MACHINERY—1.89%
Cummins Inc.	9,528	927,074
Deere & Co.	11,304	811,175
Graco Inc.	8,470	340,325
Rockwell Automation Inc.	2,515	166,166

		2,244,740
MANUFACTURING—4.62%
Donaldson Co. Inc.	406	14,027
Eastman Kodak Co.	35,082	880,558
General Electric Co.	67,593	2,213,671
3M Co.	32,791	2,385,545

		5,493,801
MEDIA—2.92%
CKX Inc.(1)	879	11,067
Comcast Corp. Class A(1)	4,117	114,535
Liberty Global Inc. Class A(1)	546	11,684
Liberty Media Corp. Class A(1)	24,411	204,076
McGraw-Hill Companies Inc. (The)	20,169	1,029,426
New York Times Co. Class A	23,756	672,295
Sirius Satellite Radio Inc.(1)	16,394	92,954
Univision Communications Inc. Class A(1)	36,495	1,162,001
Washington Post Co. (The) Class B	224	170,908

		3,468,946
METAL FABRICATE & HARDWARE—0.01%
Worthington Industries Inc.	546	11,264

		11,264
MINING—0.05%
Alcoa Inc.	2,042	64,323

		64,323
OFFICE & BUSINESS EQUIPMENT—1.01%
Pitney Bowes Inc.	27,666	1,182,445
Xerox Corp.(1)	894	12,793

		1,195,238

OFFICE FURNISHINGS—0.27%
Herman Miller Inc.	10,729	325,089

		325,089
OIL & GAS—5.76%
Apache Corp.	9,658	729,469
Chesapeake Energy Corp.	7,624	267,145
Chevron Corp.	184	10,926
Denbury Resources Inc.(1)	4,322	128,666
Devon Energy Corp.	7,201	491,180
EOG Resources Inc.	3,685	311,530
Exxon Mobil Corp.	26,380	1,655,345
Newfield Exploration Co.(1)	6,473	339,185
Noble Corp.	4,663	375,092
Noble Energy Inc.	6,908	319,702
Pioneer Natural Resources Co.	8,222	436,588
Pride International Inc.(1)	3,424	120,901
Quicksilver Resources Inc.(1)	5,129	257,835
Range Resources Corp.	8,666	258,853
Southwestern Energy Co.(1)	4,567	197,020
Unit Corp.(1)	5,948	355,096
Valero Energy Corp.	7,051	440,194
XTO Energy Inc.	3,061	150,234

		6,844,961
OIL & GAS SERVICES—0.44%
Schlumberger Ltd.	107	13,637
Smith International Inc.	10,644	478,980
Tidewater Inc.	526	30,729

		523,346
PHARMACEUTICALS—5.09%
American Pharmaceutical Partners Inc.(1)	337	11,263
Bristol-Myers Squibb Co.	148,778	3,390,651
Caremark Rx Inc.(1)	912	44,962
Forest Laboratories Inc.(1)	286	13,236
Medco Health Solutions Inc.(1)	519	28,078
Merck & Co. Inc.	36,535	1,260,458
Pfizer Inc.	50,371	1,293,527
VCA Antech Inc.(1)	474	13,116

		6,055,291
REAL ESTATE INVESTMENT TRUSTS—0.28%
Duke Realty Corp.	1,242	45,060
General Growth Properties Inc.	2,949	152,168
HRPT Properties Trust	1,760	18,885
Mills Corp.	437	18,114
Weingarten Realty Investors	2,442	98,974

		333,201
RETAIL—3.59%
Bed Bath & Beyond Inc.(1)	297	11,111
Darden Restaurants Inc.	6,207	252,377
Dollar General Corp.	620	10,478
Gap Inc. (The)	28,075	507,877
McDonald’s Corp.	3,261	114,168
Men’s Wearhouse Inc.(The)(1)	3,299	112,727
Nordstrom Inc.	5,766	240,558
Office Depot Inc.(1)	11,045	366,142
PETsMART Inc.	1,168	29,270
Staples Inc.	50,987	1,208,902
Starbucks Corp.(1)	41,314	1,309,654
Walgreen Co.	2,094	90,628
Wendy’s International Inc.	241	14,207

		4,268,099
SAVINGS & LOANS—0.76%
Golden West Financial Corp.	272	19,209
Sovereign Bancorp Inc.	20,352	443,674
Washington Mutual Inc.	10,327	437,039

		899,922
SEMICONDUCTORS—5.06%
Advanced Micro Devices Inc.(1)	16,214	678,718
Applied Materials Inc.	28,492	542,773
Atmel Corp.(1)	4,107	16,223
Intel Corp.	159,779	3,398,499
Lam Research Corp.(1)	363	16,854
LSI Logic Corp.(1)	3,114	28,493
Micron Technology Inc.(1)	4,315	63,344
Rambus Inc.(1)	798	23,334

Texas Instruments Inc.	35,790	1,046,142
Xilinx Inc.	6,987	196,754

		6,011,134
SOFTWARE—6.44%
Adobe Systems Inc.	16,374	650,375
Autodesk Inc.	259	10,513
BEA Systems Inc.(1)	52,815	547,692
BMC Software Inc.(1)	651	14,387
Cerner Corp.(1)	3,070	138,150
Citrix Systems Inc.(1)	412	12,706
Compuware Corp.(1)	3,739	30,809
Electronic Arts Inc.(1)	237	12,935
Microsoft Corp.	189,552	5,335,889
NAVTEQ Corp.(1)	292	13,114
Novell Inc.(1)	12,412	120,893
Oracle Corp.(1)	48,223	606,163
Pixar Inc.(1)	250	14,445
Red Hat Inc.(1)	522	15,112
Siebel Systems Inc.	1,107	11,745
Total System Services Inc.	6,106	119,861

		7,654,789
TELECOMMUNICATIONS—3.68%
Avaya Inc.(1)	1,148	12,111
BellSouth Corp.	2,555	73,507
CIENA Corp.(1)	6,466	25,864
Cisco Systems Inc.(1)	92,493	1,717,595
Corning Inc.(1)	9,957	242,453
JDS Uniphase Corp.(1)	11,794	36,915
Juniper Networks Inc.(1)	557	10,098
Level 3 Communications Inc.(1)	3,680	13,800
Lucent Technologies Inc.(1)	56,722	149,746
Motorola Inc.	42,598	967,401
Nextel Partners Inc. Class A(1)	480	13,435
QUALCOMM Inc.	309	14,820
Tellabs Inc.(1)	44,966	575,115
3Com Corp.(1)	3,642	16,644
United States Cellular Corp.(1)	244	12,420
Verizon Communications Inc.	15,421	488,229

		4,370,153
TRANSPORTATION—0.55%
United Parcel Service Inc. Class B	8,795	658,833

		658,833

TOTAL COMMON STOCKS
(Cost: $113,160,938)		119,536,269

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(2) (3)	65,444	65,444

		65,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,444)		65,444

TOTAL INVESTMENTS IN SECURITIES—100.61%
(Cost: $113,226,382)		119,601,713
Other Assets, Less Liabilities —(0.61)%		(724,858)

NET ASSETS —100.00%		$118,876,855

(1)	Non-income earning security.
(2)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.
(3)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.43%
Omnicom Group Inc.	4,591	$375,498

		375,498
AEROSPACE & DEFENSE—5.45%
Boeing Co. (The)	18,304	1,250,346
General Dynamics Corp.	4,287	498,835
Lockheed Martin Corp.	8,842	598,161
Northrop Grumman Corp.	8,441	524,439
Raytheon Co.	11,388	466,566
United Technologies Corp.	24,001	1,400,938

		4,739,285
AUTO MANUFACTURERS—0.34%
PACCAR Inc.	4,300	299,280

		299,280
AUTO PARTS & EQUIPMENT—0.39%
Johnson Controls Inc.	4,858	336,368

		336,368
BANKS—5.19%
M&T Bank Corp.(1)	2,050	222,015
Marshall & Ilsley Corp.	4,850	203,409
Mellon Financial Corp.	10,601	373,897
North Fork Bancorp Inc.	11,205	288,193
Northern Trust Corp.	4,975	259,745
State Street Corp.	8,375	506,353
Wells Fargo & Co.	42,559	2,653,979

		4,507,591
BEVERAGES—2.68%
Coca-Cola Co. (The)	56,354	2,331,929

		2,331,929
BUILDING MATERIALS—0.38%
Masco Corp.	11,043	327,425

		327,425
CHEMICALS—2.02%
Air Products & Chemicals Inc.	5,262	324,613
Du Pont (E.I.) de Nemours and Co.	25,289	990,064
Praxair Inc.	8,302	437,349

		1,752,026
COMMERCIAL SERVICES—1.45%
Accenture Ltd.	14,246	449,176
Cendant Corp.	25,987	435,022
McKesson Corp.(1)	7,136	378,208

		1,262,406
COMPUTERS—4.63%
Electronic Data Systems Corp.	13,169	331,727
International Business Machines Corp.	40,607	3,301,349
Sun Microsystems Inc.(2)	87,081	391,865

		4,024,941
COSMETICS & PERSONAL CARE—7.13%
Avon Products Inc.	11,577	327,861
Colgate-Palmolive Co.	13,147	721,639
Procter & Gamble Co.	86,944	5,149,693

		6,199,193
DIVERSIFIED FINANCIAL SERVICES—5.73%
American Express Co.	28,040	1,470,698
Capital One Financial Corp.	7,624	635,079
Countrywide Financial Corp.	15,164	507,084
Goldman Sachs Group Inc. (The)	9,774	1,380,578
Lehman Brothers Holdings Inc.	7,028	987,083

		4,980,522

ELECTRICAL COMPONENTS & EQUIPMENT—0.93%
Emerson Electric Co.	10,427	807,571

		807,571
FOOD—1.10%
Hershey Co. (The)	4,402	225,382
Kellogg Co.	5,895	252,896
Sysco Corp.	15,705	481,829

		960,107
HEALTH CARE-PRODUCTS—0.67%
Baxter International Inc.	15,785	581,677

		581,677
HEALTH CARE- SERVICES—1.39%
Aetna Inc.	7,258	702,574
HCA Inc.	10,221	501,647

		1,204,221
HOUSEHOLD PRODUCTS & WARES—0.32%
Fortune Brands Inc.	3,686	276,303

		276,303
INSURANCE—8.10%
ACE Ltd.	8,086	442,709
AFLAC Inc.	12,806	601,242
American International Group Inc.	57,995	3,796,353
Marsh & McLennan Companies Inc.	13,387	406,831
Principal Financial Group Inc.	7,075	333,657
Progressive Corp. (The)	4,410	463,226
Prudential Financial Inc.	13,244	997,803

		7,041,821
LODGING—0.40%
Harrah’s Entertainment Inc.	4,702	346,067

		346,067
MACHINERY—1.36%
Caterpillar Inc.	17,353	1,178,269

		1,178,269
MANUFACTURING—13.84%
General Electric Co.	269,778	8,835,230
Honeywell International Inc.	19,562	751,572
Illinois Tool Works Inc.	6,391	538,697
Ingersoll-Rand Co. Class A	8,442	331,517
Textron Inc.	2,815	237,755
Tyco International Ltd.	51,392	1,338,762

		12,033,533
MEDIA—3.80%
CBS Corp. Class A(2)	512	13,414
CBS Corp. Class B(2)	17,769	464,304
Clear Channel Communications Inc.	12,509	366,138
McGraw-Hill Companies Inc. (The)	9,555	487,687
Time Warner Inc.	112,250	1,967,743

		3,299,286
MINING—1.25%
Alcoa Inc.	22,198	699,237
Phelps Dodge Corp.	2,406	386,163

		1,085,400
OFFICE & BUSINESS EQUIPMENT—0.68%
Pitney Bowes Inc.	5,798	247,807
Xerox Corp.(1)(2)	24,231	346,746

		594,553
OIL & GAS—2.44%
Anadarko Petroleum Corp.	5,731	617,916
Apache Corp.	8,360	631,431
Burlington Resources Inc.	9,595	875,640

		2,124,987
PHARMACEUTICALS—6.76%
Abbott Laboratories	39,657	1,711,200
Cardinal Health Inc.	10,868	782,931
Lilly (Eli) & Co.	24,555	1,390,304
Medco Health Solutions Inc.(2)	7,852	424,793
Wyeth	33,881	1,566,996

		5,876,224
PIPELINES—0.30%
Kinder Morgan Inc.	2,745	264,206

		264,206

REAL ESTATE INVESTMENT TRUSTS—0.87%
Simon Property Group Inc.	5,644	467,549
Vornado Realty Trust	3,320	293,289

		760,838
RETAIL—10.50%
Costco Wholesale Corp.(1)	12,025	599,927
CVS Corp.	20,648	573,188
Gap Inc. (The)	16,307	294,994
Home Depot Inc.	54,634	2,215,409
McDonald's Corp.	32,179	1,126,587
Penney (J.C.) Co. Inc.	5,603	312,647
Sears Holdings Corp.(2)	2,492	302,628
TJX Companies Inc.(1)	12,266	313,151
Wal-Mart Stores Inc.	65,729	3,030,764
Yum! Brands Inc.	7,196	355,986

		9,125,281
SAVINGS & LOANS—0.63%
Golden West Financial Corp.	7,809	551,472

		551,472
SOFTWARE—0.74%
Automatic Data Processing Inc.	14,632	642,930

		642,930
TELECOMMUNICATIONS—3.53%
Motorola Inc.	63,248	1,436,362
Sprint Nextel Corp.	71,400	1,634,346

		3,070,708
TRANSPORTATION—4.37%
Burlington Northern Santa Fe Corp.	9,477	759,297
FedEx Corp.	7,163	724,537
Norfolk Southern Corp.	10,374	517,040
Union Pacific Corp.	6,723	594,717
United Parcel Service Inc. Class B	16,046	1,202,006

		3,797,597

TOTAL COMMON STOCKS (Cost: $85,220,606)		86,759,515

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.54%

CERTIFICATES OF DEPOSIT (3)—0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$1,237	1,237
Wells Fargo Bank N.A.
4.78%, 12/05/06	1,980	1,980

		3,217
COMMERCIAL PAPER (3)—0.03%
Amstel Funding Corp.
3.91% - 4.40%, 02/15/06-05/08/06	2,475	2,458
Bryant Park Funding LLC
3.92% - 4.50%, 02/03/06-02/22/06	1,374	1,372
CAFCO LLC
4.19%, 02/06/06	2,846	2,844
CC USA Inc.
4.23%, 04/21/06	742	735
CRC Funding LLC
4.19%, 02/03/06 - 02/06/06	3,836	3,827
Edison Asset Securitization LLC
4.37%, 05/08/06	1,237	1,223
Galaxy Funding Inc.
4.23%, 04/18/06	710	704
Grampian Funding LLC
4.41%, 05/15/06	1,237	1,222
HSBC PLC
3.88%, 02/03/06	742	742
Nordea North America Inc.
4.16%, 04/04/06	2,598	2,580
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	2,475	2,470
Sedna Finance Inc.
3.92%, 02/21/06	619	617

Sigma Finance Inc.
4.16%, 04/06/06	1,485	1,474

		22,268
LOAN PARTICIPATIONS (3)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	1,237	1,237

		1,237
MEDIUM-TERM NOTES (3)—0.01%
Dorada Finance Inc.
3.93%, 07/07/06	767	767
K2 USA LLC
3.94%, 07/07/06	1,485	1,485
Marshall & Ilsley Bank
5.18%, 12/15/06	2,475	2,482
Toronto-Dominion Bank
3.81%, 06/20/06	3,093	3,093
US Bank N.A.
2.85%, 11/15/06	495	488

		8,315
MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	102,622	102,622

		102,622
REPURCHASE AGREEMENTS (3)—0.12%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $37,206 (collateralized by U.S. Government obligations, value $37,945, 5.00%, 7/1/35).	$37,118	37,118
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $3,720 (collateralized by non-U.S. Government debt securities, value $4,092, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	3,712	3,712
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $12,402 (collateralized by U.S. Government obligations, value $12,648, 3.50% to 8.00%, 8/1/08 to 2/1/36).	12,373	12,373
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $6,201 (collateralized by non-U.S. Government debt securities, value $6,386, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	6,186	6,186
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $12,402 (collateralized by U.S. Government obligations, value $12,648, 4.00% to 5.50%, 9/1/20 to 1/1/36).	12,373	12,373
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $7,441 (collateralized by non-U.S. Government debt securities, value $7,812, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	7,424	7,424
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $3,720 (collateralized by non-U.S. Government debt securities, value $3,832, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	3,712	3,712
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $5,581 (collateralized by U.S. Government obligations, value $5,748, 3.50% to 6.00%, 10/25/11 to 5/25/34).	5,568	5,568
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $12,402 (collateralized by non-U.S. Government debt securities, value $12,887, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	12,373	12,373

		100,839
TIME DEPOSITS (3)—0.04%
Abbey National Treasury Services PLC
4.49%, 02/01/06	8,661	8,661
Deutsche Bank AG
4.47% - 4.48%, 02/01/06	10,687	10,687
Societe Generale
4.48%, 02/01/06	12,373	12,373

UBS AG
4.48%, 02/01/06	4,949	4,949

		36,670
VARIABLE & FLOATING RATE NOTES (3)—0.22%
Allstate Life Global Funding II
4.44% - 4.53%, 11/09/06 - 02/27/07(7)	8,698	8,700
American Express Bank
4.44% - 4.52%, 06/29/06 - 10/25/06	5,815	5,816
American Express Centurion Bank
4.52%, 06/29/06	990	990
American Express Credit Corp.
4.49%, 02/05/07	742	743
ASIF Global Financing
4.34% - 4.55%, 05/30/06 - 08/11/06(7)	8,042	8,045
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	1,608	1,608
Bank of Ireland
4.46%, 12/20/06(7)	2,475	2,475
Beta Finance Inc.
4.37% - 4.49%, 04/25/06 - 06/09/06(7)	6,162	6,161
BMW US Capital LLC
4.44%, 02/15/07(7)	2,475	2,475
CC USA Inc.
4.42% - 4.48%, 03/23/06 - 07/14/06(7)	6,656	6,656
Commodore CDO Ltd.
4.56%, 12/12/06(7)	619	619
Credit Suisse First Boston NY
4.39%, 05/09/06	2,475	2,475
DEPFA Bank PLC
4.50%, 12/15/06	2,475	2,475
Descartes Funding Trust
4.47%, 11/15/06(7)	1,114	1,114
Dorada Finance Inc.
4.47%, 06/26/06(7)	619	619
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	2,475	2,475
Fifth Third Bancorp.
4.49%, 01/23/07(7)	4,949	4,949
Five Finance Inc.
4.49% - 4.52%, 02/27/06 - 06/26/06(7)	1,732	1,732
General Electric Capital Corp.
4.52%, 01/09/07	1,114	1,114
Greenwich Capital Holdings Inc.
4.35% - 4.38%, 02/10/06 - 03/02/06	1,856	1,856
Hartford Life Global Funding Trusts
4.46%, 02/15/07	2,475	2,475
HBOS Treasury Services PLC
4.57%, 01/24/07	2,475	2,475
Holmes Financing PLC
4.44%, 12/15/06(7)	6,805	6,805
HSBC Bank USA N.A.
4.27% - 4.64%, 05/04/06 - 08/03/06	2,103	2,103
K2 USA LLC
4.34% - 4.46%, 02/15/06 - 09/11/06(7)	7,176	7,176
Leafs LLC
4.49%, 02/21/06 - 01/22/07(7)	2,591	2,591
Links Finance LLC
4.46% - 4.65%, 02/06/06 - 03/15/06(7)	5,939	5,939
Marshall & Ilsley Bank
4.45% - 4.59%, 02/20/06 - 12/15/06	3,836	3,836
Metropolitan Life Global Funding I
4.39% - 4.55%, 08/28/06 - 02/06/07(7)	7,399	7,403
Mound Financing PLC
4.38%, 11/08/06(7)	4,949	4,949
Natexis Banques Populaires
4.45%, 01/12/07(7)	1,856	1,856
Nationwide Building Society
4.45% - 4.58%, 01/05/07 - 01/26/07(7)	6,681	6,682
Nordea Bank AB
4.42%, 01/11/07(7)	4,330	4,330
Northern Rock PLC
4.40%, 02/02/07(7)	2,969	2,970
Permanent Financing PLC
4.38%, 03/10/06 - 06/12/06(7)	6,731	6,731
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	6,186	6,186
Principal Life Income Funding Trusts
4.29%, 05/10/06	1,856	1,856
Royal Bank of Scotland
4.50%, 08/30/06	2,475	2,474
Sedna Finance Inc.
4.46%, 09/20/06(7)	742	742

Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	2,747	2,746
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	2,475	2,475
Societe Generale
4.36%, 02/02/07(7)	1,732	1,732
Strips III LLC
4.57%, 07/24/06(7)(8)	653	653
SunTrust Bank
4.62%, 04/28/06	3,712	3,712
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	5,518	5,518
Toyota Motor Credit Corp.
4.53%, 04/10/06	1,114	1,114
UniCredito Italiano SpA
4.43%, 06/14/06	3,217	3,216
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	2,475	2,475
US Bank N.A.
4.49%, 09/29/06	1,114	1,113
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	8,042	8,042
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	4,912	4,911
Wells Fargo & Co.
4.46%, 09/15/06(7)	1,237	1,237
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	1,856	1,856
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	2,598	2,599
Winston Funding Ltd.
4.68%, 04/23/06(7)	1,767	1,767
World Savings Bank
4.37%, 03/09/06	3,712	3,712

		191,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $466,722)		466,722

TOTAL INVESTMENTS IN SECURITIES—100.34%
(Cost: $85,687,328)		87,226,237
Other Assets, Less Liabilities—(0.34)%		(296,628)

NET ASSETS—100.00%		$86,929,609

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund's investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—100.01%

AGRICULTURE—0.69%
Monsanto Co.	13,299	$1,125,228

		1,125,228
AIRLINES—0.36%
Southwest Airlines Co.	35,680	587,293

		587,293
APPAREL—0.87%
Coach Inc.(1)	19,080	685,926
Nike Inc. Class B	9,091	735,916

		1,421,842
BEVERAGES—2.90%
PepsiCo Inc.	82,512	4,718,036

		4,718,036
BIOTECHNOLOGY—4.98%
Amgen Inc.(1)	61,321	4,469,688
Biogen Idec Inc.(1)	16,857	754,351
Genentech Inc.(1)	23,016	1,977,535
Genzyme Corp.(1)	12,861	912,359

		8,113,933
COAL—0.40%
Peabody Energy Corp.	6,459	642,735

		642,735
COMMERCIAL SERVICES—1.12%
Apollo Group Inc. Class A(1)(2)	7,547	420,141
Moody's Corp.	12,511	792,197
Paychex Inc.	16,678	606,245

		1,818,583
COMPUTERS—5.58%
Apple Computer Inc.(1)	41,467	3,131,173
Dell Inc.(1)	108,730	3,186,876
EMC Corp.(1)	118,635	1,589,709
Network Appliance Inc.(1)	18,102	564,782
SanDisk Corp.(1)	9,094	612,572

		9,085,112
DIVERSIFIED FINANCIAL SERVICES—2.41%
Chicago Mercantile Exchange Holdings Inc.	1,403	593,820
Franklin Resources Inc.	7,018	691,273
Legg Mason Inc.	5,446	706,346
Schwab (Charles) Corp. (The)	52,684	779,196
SLM Corp.	20,681	1,157,309

		3,927,944
ELECTRIC—1.04%
AES Corp. (The)(1)	32,386	551,857
TXU Corp.	22,517	1,140,261

		1,692,118
ELECTRONICS—0.42%
Agilent Technologies Inc.(1)	20,217	685,558

		685,558
FOOD—0.27%
Wrigley (William Jr.) Co.	6,877	439,853

		439,853
HEALTH CARE-PRODUCTS—10.71%
Alcon Inc.	3,937	503,621
Becton, Dickinson & Co.	11,631	753,689
Boston Scientific Corp.(1)	29,234	639,348
Guidant Corp.	16,523	1,216,093
Johnson & Johnson	147,615	8,493,767
Medtronic Inc.	60,070	3,392,153
St. Jude Medical Inc.(1)	18,258	897,016

Stryker Corp.	13,815	689,369
Zimmer Holdings Inc.(1)	12,296	847,809

		17,432,865
HEALTH CARE-SERVICES—4.24%
Quest Diagnostics Inc.	7,793	385,208
UnitedHealth Group Inc.	67,635	4,018,872
WellPoint Inc.(1)	32,580	2,502,144

		6,906,224
INTERNET—6.48%
Amazon.com Inc.(1)	14,725	659,975
eBay Inc.(1)	51,813	2,233,140
Google Inc. Class A(1)	9,911	4,293,941
Symantec Corp.(1)	59,376	1,091,331
Yahoo! Inc.(1)	66,069	2,268,809

		10,547,196
LEISURE TIME—1.12%
Carnival Corp.	21,183	1,096,432
Harley-Davidson Inc.	13,591	727,526

		1,823,958
LODGING—1.13%
Las Vegas Sands Corp.(1)	6,259	321,400
Marriott International Inc. Class A	9,427	628,215
MGM Mirage(1)	6,132	227,252
Starwood Hotels & Resorts Worldwide Inc.	10,851	659,849

		1,836,716
MANUFACTURING—2.01%
Danaher Corp.	12,801	725,049
3M Co.	35,042	2,549,306

		3,274,355
MEDIA—4.54%
Comcast Corp. Class A(1)	62,468	1,737,860
Comcast Corp. Class A Special(1)	39,610	1,097,989
DIRECTV Group Inc. (The)(1)	45,272	626,112
EchoStar Communications Corp.(1)	10,858	299,681
Liberty Media Corp. Class A(1)	132,780	1,110,041
Walt Disney Co. (The)	99,806	2,526,090

		7,397,773
MINING—0.78%
Newmont Mining Corp.	20,590	1,272,462

		1,272,462
OIL & GAS—3.12%
Chesapeake Energy Corp.	16,676	584,327
EOG Resources Inc.	11,980	1,012,789
GlobalSantaFe Corp.	10,982	670,451
Nabors Industries Ltd.(1)	7,817	635,131
Transocean Inc.(1)	16,358	1,327,452
XTO Energy Inc.	17,288	848,495

		5,078,645
OIL & GAS SERVICES—5.14%
Baker Hughes Inc.	17,023	1,318,261
BJ Services Co.	15,956	646,058
Halliburton Co.	25,450	2,024,548
National Oilwell Varco Inc.(1)	8,538	649,486
Schlumberger Ltd.	29,279	3,731,609

		8,369,962
PHARMACEUTICALS—3.70%
Allergan Inc.	6,689	778,600
Caremark Rx Inc.(1)	22,290	1,098,897
Express Scripts Inc.(1)	6,087	555,682
Forest Laboratories Inc.(1)	17,503	810,039
Gilead Sciences Inc.(1)	22,695	1,381,445
Schering-Plough Corp.	73,136	1,400,554

		6,025,217
PIPELINES—0.42%
Williams Companies Inc.	28,339	675,602

		675,602
RETAIL—6.70%
Bed Bath & Beyond Inc.(1)	14,814	554,192
Best Buy Co. Inc.	19,795	1,002,815
Kohl’s Corp.(1)	15,316	679,877
Lowe’s Companies Inc.	34,835	2,213,764
Staples Inc.	36,431	863,779

Starbucks Corp.(1)	38,083	1,207,231
Target Corp.	39,831	2,180,747
Walgreen Co.	50,760	2,196,893

		10,899,298
SEMICONDUCTORS—8.65%
Analog Devices Inc.	18,152	721,905
Applied Materials Inc.	80,440	1,532,382
Broadcom Corp. Class A(1)	13,708	934,886
Intel Corp.	302,461	6,433,345
Linear Technology Corp.	15,327	570,318
Marvell Technology Group Ltd.(1)	11,062	756,862
Maxim Integrated Products Inc.	16,271	667,762
Texas Instruments Inc.	84,566	2,471,864

		14,089,324
SOFTWARE—12.66%
Adobe Systems Inc.	29,792	1,183,338
Autodesk Inc.	11,427	463,822
Computer Associates International Inc.(2)	23,134	631,558
Electronic Arts Inc.(1)	15,118	825,140
First Data Corp.	37,913	1,709,876
Microsoft Corp.	470,670	13,249,360
Oracle Corp.(1)	203,251	2,554,865

		20,617,959
TELECOMMUNICATIONS—7.57%
Cisco Systems Inc.(1)	326,833	6,069,289
Corning Inc.(1)	75,724	1,843,879
Juniper Networks Inc.(1)	27,195	493,045
QUALCOMM Inc.	81,745	3,920,490

		12,326,703
TOTAL COMMON STOCKS

(Cost: $154,164,608)		162,832,494

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.43%

CERTIFICATES OF DEPOSIT (3)—0.00%
Toronto-Dominion Bank
3.94%, 07/10/06	$2,001	2,001
Wells Fargo Bank N.A.
4.78%, 12/05/06	3,202	3,202

		5,203
COMMERCIAL PAPER(3)—0.02%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	4,002	3,979
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	2,223	2,220
CAFCO LLC
4.19%, 02/06/06	4,603	4,600
CC USA Inc.
4.23%, 04/21/06	1,201	1,190
CRC Funding LLC
4.19%, 02/03/06-02/06/06	6,204	6,202
Edison Asset Securitization LLC
4.37%, 05/08/06	2,001	1,978
Galaxy Funding Inc.
4.23%, 04/18/06	1,149	1,138
Grampian Funding LLC
4.41%, 05/15/06	2,001	1,976
HSBC PLC
3.88%, 02/03/06	1,201	1,200
Nordea North America Inc.
4.16%, 04/04/06	4,203	4,172
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	4,002	3,996
Sedna Finance Inc.
3.92%, 02/21/06	1,001	998
Sigma Finance Inc.
4.16%, 04/06/06	2,401	2,384

		36,033
LOAN PARTICIPATIONS(3)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	2,001	2,001

		2,001

MEDIUM-TERM NOTES(3)—0.01%
Dorada Finance Inc.
3.93%, 07/07/06	1,241	1,241
K2 USA LLC
3.94%, 07/07/06	2,401	2,401
Marshall & Ilsley Bank
5.18%, 12/15/06	4,002	4,014
Toronto-Dominion Bank
3.81%, 06/20/06	5,003	5,003
US Bank N.A.
2.85%, 11/15/06	800	789

		13,448
MONEY MARKET FUNDS—0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%(4)(5)	112,162	112,162

		112,162
REPURCHASE AGREEMENTS(3)—0.10%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $60,044 (collateralized by U.S. Government obligations, value $61,375, 5.00%, 7/1/35).	$60,037	60,037
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $6,005 (collateralized by non-U.S. Government debt securities, value $6,619, 0.00% to 7.53%, 11/25/30 to 3/25/46). (6)	6,004	6,004
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $20,014 (collateralized by U.S. Government obligations, value $20,458, 3.50% to 8.00%, 8/1/08 to 2/1/36).	20,012	20,012
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $10,007 (collateralized by non-U.S. Government debt securities, value $10,329, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	10,006	10,006
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $20,014 (collateralized by non-U.S. Government debt securities, value $20,458, 4.00% to 5.50%, 9/1/20 to 1/1/36).	20,012	20,012
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $12,009 (collateralized by non-U.S. Government debt securities, value $12,636, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	12,007	12,007
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $6,005 (collateralized by non-U.S. Government debt securities, value $6,198, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	6,004	6,004
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $9,007 (collateralized by U.S. Government obligations, value $9,297, 3.50% to 6.00%, 10/25/11 to 5/25/34).	9,006	9,006
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $20,015 (collateralized by non-U.S. Government debt securities, value $20,845, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	20,012	20,012

		163,100
TIME DEPOSITS(3)—0.04%
Abbey National Treasury Services PLC
4.49%, 02/01/06	14,009	14,009
Deutsche Bank AG
4.47%-4.48%, 02/01/06	17,286	17,286
Societe Generale
4.48%, 02/01/06	20,012	20,012
UBS AG
4.48%, 02/01/06	8,005	8,005

		59,312
VARIABLE & FLOATING RATE NOTES(3)—0.19%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	14,069	14,071

American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	9,406	9,406
American Express Centurion Bank
4.52%, 06/29/06	1,601	1,601
American Express Credit Corp.
4.49%, 02/05/07	1,201	1,202
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	13,008	13,013
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	2,602	2,602
Bank of Ireland
4.46%, 12/20/06(7)	4,002	4,002
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	9,966	9,966
BMW US Capital LLC
4.44%, 02/15/07(7)	4,002	4,002
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	10,767	10,767
Commodore CDO Ltd.
4.56%, 12/12/06(7)	1,001	1,001
Credit Suisse First Boston NY
4.39%, 05/09/06	4,002	4,002
DEPFA Bank PLC
4.50%, 12/15/06	4,002	4,002
Descartes Funding Trust
4.47%, 11/15/06(7)	1,801	1,801
Dorada Finance Inc.
4.47%, 06/26/06(7)	1,001	1,001
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	4,002	4,002
Fifth Third Bancorp.
4.49%, 01/23/07(7)	8,005	8,005
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	2,802	2,801
General Electric Capital Corp.
4.52%, 01/09/07	1,801	1,802
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	3,002	3,002
Hartford Life Global Funding Trusts
4.46%, 02/15/07	4,002	4,002
HBOS Treasury Services PLC
4.57%, 01/24/07	4,002	4,002
Holmes Financing PLC
4.44%, 12/15/06(7)	11,007	11,007
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	3,402	3,403
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	11,607	11,606
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	4,192	4,192
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	9,606	9,606
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	6,204	6,204
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	11,967	11,973
Mound Financing PLC
4.38%, 11/08/06(7)	8,005	8,005
Natexis Banques Populaires
4.45%, 01/12/07(7)	3,002	3,002
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	10,807	10,807
Nordea Bank AB
4.42%, 01/11/07(7)	7,004	7,004
Northern Rock PLC
4.40%, 02/02/07(7)	4,803	4,803
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	10,887	10,887
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	10,006	10,006
Principal Life Income Funding Trusts
4.29%, 05/10/06	3,002	3,002
Royal Bank of Scotland
4.50%, 08/30/06	4,002	4,002
Sedna Finance Inc.
4.46%, 09/20/06(7)	1,201	1,201
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	4,443	4,443
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	4,002	4,002
Societe Generale
4.36%, 02/02/07(7)	2,802	2,802
Strips III LLC
4.57%, 07/24/06(7)(8)	1,056	1,056

SunTrust Bank
4.62%, 04/28/06	6,004	6,004
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	8,925	8,925
Toyota Motor Credit Corp.
4.53%, 04/10/06	1,801	1,801
UniCredito Italiano SpA
4.43%, 06/14/06	5,203	5,203
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	4,002	4,002
US Bank N.A.
4.49%, 09/29/06	1,801	1,801
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	13,008	13,007
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	7,944	7,944
Wells Fargo & Co.
4.46%, 09/15/06(7)	2,001	2,001
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	3,002	3,002
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	4,203	4,203
Winston Funding Ltd.
4.68%, 04/23/06(7)	2,858	2,858
World Savings Bank
4.37%, 03/09/06	6,004	6,004

		309,823

TOTAL SHORT-TERM INVESTMENTS
(Cost: $701,082)		701,082

TOTAL INVESTMENTS IN SECURITIES—100.44%
(Cost: $154,865,690)		163,533,576
Other Assets, Less Liabilities—(0.44)%		(713,065)

NET ASSETS—100.00%		$162,820,511

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.93%

AGRICULTURE—4.81%
Altria Group Inc.	72,227	$5,224,901
Archer-Daniels-Midland Co.	20,795	655,042
Reynolds American Inc.	2,967	300,053

		6,179,996
AUTO MANUFACTURERS—0.69%
Ford Motor Co.	61,115	524,367
General Motors Corp.(1)	14,826	356,714

		881,081
BANKS—13.90%
Bank of America Corp.	162,818	7,201,440
Bank of New York Co. Inc. (The)	27,177	864,500
BB&T Corp.	18,856	736,138
Comerica Inc.	5,801	321,781
Fifth Third Bancorp	16,351	614,307
KeyCorp	14,135	500,238
National City Corp.	19,476	665,690
PNC Financial Services Group	10,119	656,318
Regions Financial Corp.	16,163	536,288
SunTrust Banks Inc.	12,623	901,913
U.S. Bancorp	63,392	1,896,055
Wachovia Corp.	54,198	2,971,676

		17,866,344
BEVERAGES—0.88%
Anheuser-Busch Companies Inc.	27,158	1,125,428

		1,125,428
CHEMICALS—1.59%
Dow Chemical Co. (The)	33,728	1,426,694
PPG Industries Inc.	6,080	361,760
Rohm & Haas Co.	5,039	256,485

		2,044,939
COMPUTERS—2.42%
Hewlett-Packard Co.	99,951	3,116,472

		3,116,472
DIVERSIFIED FINANCIAL SERVICES—16.91%
Bear Stearns Companies Inc. (The)	3,747	473,846
Citigroup Inc.	181,464	8,452,593
Federal Home Loan Mortgage Corp.	24,132	1,637,598
Federal National Mortgage Association	33,783	1,957,387
JP Morgan Chase & Co.	122,714	4,877,881
Merrill Lynch & Co. Inc.	29,393	2,206,533
Morgan Stanley	34,612	2,126,907

		21,732,745
ELECTRIC—7.13%
Ameren Corp.	6,817	346,031
American Electric Power Co. Inc.	13,360	498,595
Consolidated Edison Inc.	8,511	400,102
Dominion Resources Inc.	11,914	899,864
Duke Energy Corp.	30,620	868,077
Edison International	10,386	455,115
Entergy Corp.	7,204	500,750
Exelon Corp.	23,435	1,345,638
FirstEnergy Corp.	11,459	574,096
FPL Group Inc.	12,576	525,551
PG&E Corp.(1)	12,849	479,396
PPL Corp.	13,340	401,934
Progress Energy Inc.(1)	8,831	385,208
Public Service Enterprise Group Inc.	8,280	576,454
Southern Co. (The)	25,979	904,069

		9,160,880
ENVIRONMENTAL CONTROL—0.47%
Waste Management Inc.	19,309	609,778

		609,778

FOOD—2.54%
Campbell Soup Co.	8,969	268,442
ConAgra Foods Inc.	18,212	377,535
General Mills Inc.	12,433	604,368
Heinz (H.J.) Co.	12,283	416,885
Kraft Foods Inc.	9,145	269,229
Kroger Co.(2)	25,301	465,538
Safeway Inc.	15,560	364,726
Sara Lee Corp.	27,418	501,201

		3,267,924
FOREST PRODUCTS & PAPER—0.89%
International Paper Co.	17,040	556,015
Weyerhaeuser Co.	8,451	589,542

		1,145,557
GAS—0.29%
Sempra Energy	7,875	378,394

		378,394
HOUSEHOLD PRODUCTS & WARES—0.73%
Kimberly-Clark Corp.	16,336	933,112

		933,112
INSURANCE—4.91%
Allstate Corp. (The)	23,546	1,225,569
AON Corp.	9,185	314,311
Chubb Corp.	6,949	655,638
CIGNA Corp.	4,601	559,482
Genworth Financial Inc. Class A	13,331	436,724
Hartford Financial Services Group Inc.	10,507	863,991
Loews Corp.	4,402	434,433
MetLife Inc.	14,345	719,545
St. Paul Travelers Companies Inc.	24,205	1,098,423

		6,308,116
MACHINERY—0.47%
Deere & Co.	8,381	601,421

		601,421
MANUFACTURING—0.20%
Cooper Industries Ltd.	3,225	263,321

		263,321
MEDIA—1.67%
Gannett Co. Inc.	8,684	536,671
News Corp. Class A	68,791	1,084,146
News Corp. Class B	19,275	318,808
Tribune Co.	7,287	211,396

		2,151,021
OIL & GAS—21.13%
Amerada Hess Corp.	2,937	454,648
Chevron Corp.	78,574	4,665,724
ConocoPhillips	44,255	2,863,298
Devon Energy Corp.	15,560	1,061,348
Exxon Mobil Corp.	222,076	13,935,269
Kerr-McGee Corp.	3,706	409,105
Marathon Oil Corp.	12,771	981,707
Occidental Petroleum Corp.	14,881	1,454,023
Valero Energy Corp.	21,362	1,333,630

		27,158,752
PHARMACEUTICALS—8.45%
Bristol-Myers Squibb Co.	68,285	1,556,215
Merck & Co. Inc.	76,871	2,652,049
Pfizer Inc.	259,342	6,659,903

		10,868,167
REAL ESTATE INVESTMENT TRUSTS—0.68%
Equity Office Properties Trust	14,108	448,917
Equity Residential(1)	10,077	427,366

		876,283
RETAIL—0.48%
Federated Department Stores Inc.	9,227	614,795

		614,795
SAVINGS & LOANS—1.13%
Washington Mutual Inc.	34,272	1,450,391

		1,450,391

TELECOMMUNICATIONS—7.56%
Alltel Corp.	11,385	683,442
AT&T Inc.	136,924	3,553,178
BellSouth Corp.	63,827	1,836,303
Lucent Technologies Inc.(2)	156,036	411,935
Verizon Communications Inc.	102,171	3,234,734

		9,719,592

TOTAL COMMON STOCKS
(Cost: $119,763,599)		128,454,509

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.93%

CERTIFICATES OF DEPOSIT (3)—0.01%
Toronto-Dominion Bank
3.94%, 07/10/06	$3,686	3,686
Wells Fargo Bank N.A.
4.78%, 12/05/06	5,897	5,897

		9,583
COMMERCIAL PAPER (3)—0.05%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	7,371	7,321
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	4,093	4,089
CAFCO LLC
4.19%, 02/06/06	8,477	8,472
CC USA Inc.
4.23%, 04/21/06	2,211	2,191
CRC Funding LLC
4.19%, 02/03/06-02/06/06	11,425	11,421
Edison Asset Securitization LLC
4.37%, 05/08/06	3,686	3,643
Galaxy Funding Inc.
4.23%, 04/18/06	2,116	2,097
Grampian Funding LLC
4.41%, 05/15/06	3,686	3,639
HSBC PLC
3.88%, 02/03/06	2,211	2,211
Nordea North America Inc.
4.16%, 04/04/06	7,740	7,684
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	7,371	7,358
Sedna Finance Inc.
3.92%, 02/21/06	1,843	1,839
Sigma Finance Inc.
4.16%, 04/06/06	4,423	4,390

		66,355
LOAN PARTICIPATIONS (3)—0.00%
Army & Air Force Exchange Service
4.24%, 02/01/06	3,686	3,686

		3,686
MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	2,285	2,285
K2 USA LLC
3.94%, 07/07/06	4,423	4,423
Marshall & Ilsley Bank
5.18%, 12/15/06	7,371	7,393
Toronto-Dominion Bank
3.81%, 06/20/06	9,214	9,214
US Bank N.A.
2.85%, 11/15/06	1,474	1,453

		24,768
MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	110,628	110,628

		110,628

REPURCHASE AGREEMENTS(3)—0.23%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $110,581 (collateralized by U.S. Government obligations, value $113,031, 5.00%, 7/1/35).	$110,567	110,567
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $11,058 (collateralized by non-U.S. Government debt securities, value $12,190, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	11,057	11,057
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $36,861 (collateralized by U.S. Government obligations, value $37,677, 3.50% to 8.00%, 8/1/08 to 2/1/36).	36,856	36,856
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $18,430 (collateralized by non-U.S. Government debt securities, value $19,023, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	18,428	18,428
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $36,861 (collateralized by U.S. Government obligations, value $37,677, 4.00% to 5.50%, 9/1/20 to 1/1/36).	36,856	36,856
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $22,116 (collateralized by non-U.S. Government debt securities, value $23,271, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	22,113	22,113
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $11,058 (collateralized by non-U.S. Government debt securities, value $11,414, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	11,057	11,057
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $16,587 (collateralized by U.S. Government obligations, value $17,121, 3.50% to 6.00%, 10/25/11 to 5/25/34).	16,585	16,585
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $36,861 (collateralized by non-U.S. Government debt securities, value $38,388, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	36,856	36,856

		300,375
TIME DEPOSITS (3)—0.09%
Abbey National Treasury Services PLC
4.49%, 02/01/06	25,799	25,799
Deutsche Bank AG
4.47%-4.48%, 02/01/06	31,834	31,834
Societe Generale
4.48%, 02/01/06	36,856	36,856
UBS AG
4.48%, 02/01/06	14,742	14,742

		109,231
VARIABLE & FLOATING RATE NOTES (3)—0.44%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	25,910	25,915
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	17,322	17,322
American Express Centurion Bank
4.52%, 06/29/06	2,948	2,948
American Express Credit Corp.
4.49%, 02/05/07	2,211	2,213
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	23,956	23,964
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	4,791	4,791
Bank of Ireland
4.46%, 12/20/06(7)	7,371	7,371
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	18,354	18,354
BMW US Capital LLC
4.44%, 02/15/07(7)	7,371	7,371
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	19,828	19,829
Commodore CDO Ltd.
4.56%, 12/12/06(7)	1,843	1,843
Credit Suisse First Boston NY
4.39%, 05/09/06	7,371	7,371
DEPFA Bank PLC
4.50%, 12/15/06	7,371	7,371

Descartes Funding Trust
4.47%, 11/15/06(7)	3,317	3,317
Dorada Finance Inc.
4.47%, 06/26/06(7)	1,843	1,843
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	7,371	7,371
Fifth Third Bancorp.
4.49%, 01/23/07(7)	14,742	14,742
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	5,160	5,160
General Electric Capital Corp.
4.52%, 01/09/07	3,317	3,319
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	5,528	5,529
Hartford Life Global Funding Trusts
4.46%, 02/15/07	7,371	7,371
HBOS Treasury Services PLC
4.57%, 01/24/07	7,371	7,371
Holmes Financing PLC
4.44%, 12/15/06(7)	20,271	20,271
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	6,265	6,266
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	21,376	21,375
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	7,720	7,720
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	17,691	17,691
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	11,425	11,426
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	22,040	22,050
Mound Financing PLC
4.38%, 11/08/06(7)	14,742	14,742
Natexis Banques Populaires
4.45%, 01/12/07(7)	5,528	5,528
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	19,902	19,903
Nordea Bank AB
4.42%, 01/11/07(7)	12,899	12,899
Northern Rock PLC
4.40%, 02/02/07(7)	8,845	8,846
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	20,049	20,050
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	18,428	18,428
Principal Life Income Funding Trusts
4.29%, 05/10/06	5,528	5,528
Royal Bank of Scotland
4.50%, 08/30/06	7,371	7,370
Sedna Finance Inc.
4.46%, 09/20/06(7)	2,211	2,211
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	8,182	8,181
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	7,371	7,371
Societe Generale
4.36%, 02/02/07(7)	5,160	5,160
Strips III LLC
4.57%, 07/24/06(7)(8)	1,945	1,945
SunTrust Bank
4.62%, 04/28/06	11,057	11,057
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	16,438	16,436
Toyota Motor Credit Corp.
4.53%, 04/10/06	3,317	3,317
UniCredito Italiano SpA
4.43%, 06/14/06	9,582	9,581
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	7,371	7,371
US Bank N.A.
4.49%, 09/29/06	3,317	3,316
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	23,956	23,956
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	14,630	14,630
Wells Fargo & Co.
4.46%, 09/15/06(7)	3,686	3,686
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	5,528	5,528
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	7,740	7,740
Winston Funding Ltd.
4.68%, 04/23/06(7)	5,263	5,263

World Savings Bank
4.37%, 03/09/06	11,057	11,057

		570,585

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,195,211)		1,195,211

TOTAL INVESTMENTS IN SECURITIES—100.86%
(Cost: $120,958,810)		129,649,720
Other Assets, Less Liabilities—(0.86)%		(1,110,457)

NET ASSETS—100.00%		$128,539,263

(1)	All or a portion of this security represents a security on loan. See Note 3.
(2)	Non-income earning security.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.94%
Donnelley (R.H.) Corp.(1)	6,358	$417,212
Harte-Hanks Inc.	5,534	157,055
Interpublic Group of Companies Inc.(1)(2)	46,126	465,873

		1,040,140
AEROSPACE & DEFENSE—1.49%
Alliant Techsystems Inc.(1)	4,098	317,595
Goodrich (B.F.) Co.	13,429	528,700
Rockwell Collins Inc.	17,238	808,807

		1,655,102
APPAREL—0.81%
Polo Ralph Lauren Corp.	6,619	374,900
Reebok International Ltd.	5,331	314,476
Timberland Co. Class A(1)	6,083	212,662

		902,038
AUTO MANUFACTURERS—0.16%
Navistar International Corp.(1)	6,725	182,920

		182,920
BANKS—2.27%
BOK Financial Corp.	3,122	142,363
Cathay General Bancorp	4,680	167,123
City National Corp.	4,977	373,126
Commerce Bancorp Inc.	17,875	597,740
Cullen/Frost Bankers Inc.	5,670	304,706
International Bancshares Corp.	5,403	158,038
Synovus Financial Corp.	28,173	779,547

		2,522,643
BEVERAGES—0.78%
Brown-Forman Corp. Class B(2)	4,352	308,644
Constellation Brands Inc.(1)	21,004	560,597

		869,241
BIOTECHNOLOGY—0.31%
Millennium Pharmaceuticals Inc.(1)	33,534	346,742

		346,742
BUILDING MATERIALS—1.97%
American Standard Companies Inc.	19,156	689,616
Martin Marietta Materials Inc.	5,133	435,176
USG Corp.(1)	3,643	346,814
Vulcan Materials Co.	10,031	721,028

		2,192,634
CHEMICALS—2.00%
Airgas Inc.	7,222	280,069
Chemtura Corp.	25,502	320,560
Huntsman Corp.(1)	9,809	212,071
International Flavors & Fragrances Inc.	9,489	312,757
Sherwin-Williams Co. (The)	12,553	664,054
Sigma-Aldrich Corp.(2)	6,302	408,874
Valhi Inc.	1,390	25,534

		2,223,919
COMMERCIAL SERVICES—2.62%
ADESA Inc.	10,002	256,051
ARAMARK Corp. Class B	12,968	345,597
Block (H & R) Inc.	32,604	797,494
Equifax Inc.	14,689	562,882
Hewitt Associates Inc. Class A(1)	5,751	153,552
Manpower Inc.	9,518	512,354
Service Corp. International	33,906	277,351

		2,905,281
COMPUTERS—3.67%
Affiliated Computer Services Inc. Class A(1)	13,338	834,959
Cadence Design Systems Inc.(1)	29,865	527,416

Ceridian Corp.(1)	16,251	401,075
Diebold Inc.	7,822	305,918
DST Systems Inc.(1)	6,918	391,974
NCR Corp.(1)	20,356	756,225
Synopsys Inc.(1)	15,791	349,139
Western Digital Corp.(1)	23,507	513,863

		4,080,569
COSMETICS & PERSONAL CARE—0.84%
Alberto-Culver Co.	8,962	397,017
Estee Lauder Companies Inc. Class A(2)	14,624	533,337

		930,354
DISTRIBUTION & WHOLESALE—1.13%
Grainger (W.W.) Inc.	8,835	626,667
Hughes Supply Inc.	7,219	332,796
Ingram Micro Inc. Class A(1)	15,228	294,662

		1,254,125
DIVERSIFIED FINANCIAL SERVICES—3.20%
CompuCredit Corp.(1)	3,575	143,572
E*TRADE Financial Corp.(1)	40,327	959,379
Federated Investors Inc. Class B	10,481	404,671
Janus Capital Group Inc.	24,786	517,780
Jefferies Group Inc.(2)	5,368	292,395
Nuveen Investments Inc. Class A	6,558	297,536
Student Loan Corp.	436	95,484
TD Ameritrade Holding Corp.	29,817	603,496
Westcorp	2,612	180,724
WFS Financial Inc.(1)	718	57,081

		3,552,118
ELECTRIC—0.38%
NRG Energy Inc.(1)	8,797	424,631

		424,631
ELECTRICAL COMPONENTS & EQUIPMENT—1.42%
American Power Conversion Corp.(2)	19,990	473,763
Energizer Holdings Inc.(1)	7,736	418,595
Hubbell Inc. Class B	5,701	256,260
Molex Inc.	6,294	190,393
Molex Inc. Class A	8,665	239,414

		1,578,425
ELECTRONICS—2.80%
Applera Corp.-Applied Biosystems Group	21,991	623,225
Avnet Inc.(1)	13,190	322,495
AVX Corp.(2)	5,676	94,335
Mettler Toledo International Inc.(1)	4,581	265,194
PerkinElmer Inc.	13,147	298,963
Sanmina-SCI Corp.(1)	57,022	240,063
Solectron Corp.(1)	105,804	404,171
Tektronix Inc.	9,217	271,901
Thomas & Betts Corp.(1)	6,640	296,476
Vishay Intertechnology Inc.(1)	18,480	292,538

		3,109,361
ENGINEERING & CONSTRUCTION—1.53%
Fluor Corp.	9,481	833,854
Jacobs Engineering Group Inc.(1)	6,324	527,232
McDermott International Inc.(1)	6,445	335,140

		1,696,226
ENTERTAINMENT—0.72%
GTECH Holdings Corp.	13,634	455,648
International Speedway Corp. Class A	3,106	146,758
Regal Entertainment Group Class A(2)	5,392	99,806
Warner Music Group Corp.	4,998	100,410

		802,622
ENVIRONMENTAL CONTROL—0.79%
Allied Waste Industries Inc.(1)(2)	23,291	211,715
Nalco Holding Co.(1)	9,136	168,559
Republic Services Inc.	13,236	500,983

		881,257
FOOD—1.28%
Flowers Foods Inc.	6,110	168,086
Hormel Foods Corp.	8,104	271,727
McCormick & Co. Inc. NVS	12,362	373,456
Seaboard Corp.(2)	41	60,270
Smithfield Foods Inc.(1)	10,284	276,023
Smucker (J.M.) Co. (The)	6,352	276,312

		1,425,874

FOREST PRODUCTS & PAPER—1.15%
MeadWestvaco Corp.	20,050	535,134
Plum Creek Timber Co. Inc.	20,073	741,497

		1,276,631
HAND & MACHINE TOOLS—1.11%
Black & Decker Corp.	8,967	773,852
Stanley Works (The)	9,309	456,513

		1,230,365
HEALTH CARE-PRODUCTS—0.71%
Bausch & Lomb Inc.	5,781	390,507
Beckman Coulter Inc.	6,765	402,856

		793,363
HEALTH CARE-SERVICES—3.58%
Health Management Associates Inc. Class A	25,143	528,506
Health Net Inc.(1)	12,477	615,989
Humana Inc.(1)	17,559	979,265
Laboratory Corp. of America Holdings(1)	14,515	851,305
Manor Care Inc.(2)	8,567	334,970
Triad Hospitals Inc.(1)	9,349	383,870
Universal Health Services Inc. Class B	5,944	282,399

		3,976,304
HOLDING COMPANIES-DIVERSIFIED—0.42%
Leucadia National Corp.	8,822	462,890

		462,890
HOME BUILDERS—5.53%
Beazer Homes USA Inc.(2)	4,257	310,080
Centex Corp.	14,012	1,000,317
Horton (D.R.) Inc.	29,833	1,113,368
Hovnanian Enterprises Inc. Class A(1)	3,745	181,333
KB Home	8,352	636,422
M.D.C. Holdings Inc.	3,509	222,646
NVR Inc.(1)(2)	632	501,966
Pulte Homes Inc.	23,311	930,109
Ryland Group Inc.	5,158	373,233
Standard-Pacific Corp.(2)	7,409	288,210
Thor Industries Inc.	4,232	180,495
Toll Brothers Inc.(1)(2)	11,877	403,818

		6,141,997
HOUSEHOLD PRODUCTS & WARES—1.68%
Avery Dennison Corp.	10,639	635,574
Clorox Co. (The)	16,455	984,832
Scotts Miracle-Gro Co. (The) Class A	4,974	246,213

		1,866,619
INSURANCE—2.41%
Erie Indemnity Co. Class A	3,181	168,593
Everest Re Group Ltd.	6,728	650,261
Gallagher (Arthur J.) & Co.	10,124	295,216
Hanover Insurance Group Inc. (The)	5,822	282,076
Markel Corp.(1)	997	332,998
Philadelphia Consolidated Holding Corp.(1)	2,106	204,598
RenaissanceRe Holdings Ltd.(2)	7,774	352,240
Transatlantic Holdings Inc.	2,853	180,738
Unitrin Inc.	4,884	215,922

		2,682,642
INTERNET—2.03%
Check Point Software Technologies Ltd.(1)	19,686	426,005
Expedia Inc.(1)	31,869	829,231
IAC/InterActiveCorp(1)	34,472	1,000,377

		2,255,613
IRON & STEEL—0.41%
Allegheny Technologies Inc.	8,862	459,495

		459,495
LEISURE TIME—0.75%
Polaris Industries Inc.	4,551	248,257
Royal Caribbean Cruises Ltd.	14,413	589,492

		837,749
MACHINERY—1.89%
Cummins Inc.	4,284	416,833
Flowserve Corp.(1)	6,046	277,995
IDEX Corp.	5,400	248,400
Rockwell Automation Inc.	17,474	1,154,507

		2,097,735

MANUFACTURING—4.97%
AptarGroup Inc.	3,528	199,120
Brink’s Co. (The)	6,406	340,799
Carlisle Companies Inc.(2)	3,408	236,549
Donaldson Co. Inc.(2)	7,973	275,467
Dover Corp.	22,203	1,019,784
Harsco Corp.	4,529	358,787
ITT Industries Inc.	10,075	1,032,687
Pall Corp.	13,535	389,808
Parker Hannifin Corp.	13,054	989,102
Pentair Inc.	11,095	426,048
Teleflex Inc.	3,976	250,766

		5,518,917
MEDIA—2.07%
Hearst-Argyle Television Inc.	2,899	69,228
Liberty Global Inc. Class A(1)	25,031	535,663
Liberty Global Inc. Class C(1)	25,823	522,141
McClatchy Co. (The) Class A	2,195	124,017
Meredith Corp.	4,407	241,327
Washington Post Co. (The) Class B	668	509,671
Westwood One Inc.	8,345	125,092
Wiley (John) & Sons Inc. Class A	4,524	171,460

		2,298,599
METAL FABRICATE & HARDWARE—0.95%
Precision Castparts Corp.	14,511	724,824
Timken Co. (The)	9,035	326,796

		1,051,620
MINING—1.13%
Freeport-McMoRan Copper & Gold Inc.	19,605	1,259,621

		1,259,621
OFFICE FURNISHINGS—0.25%
HNI Corp.	4,866	280,768

		280,768
OIL & GAS—3.26%
Cimarex Energy Co.(1)	8,861	403,707
Forest Oil Corp.(1)	5,736	295,404
Murphy Oil Corp.	19,088	1,088,016
Newfield Exploration Co.(1)	13,805	723,382
Occidental Petroleum Corp.(3)	0	43
Pioneer Natural Resources Co.	15,708	834,095
St. Mary Land & Exploration Co.	6,300	274,932

		3,619,579
OIL & GAS SERVICES—0.31%
Tidewater Inc.	5,840	341,173

		341,173
PACKAGING & CONTAINERS—1.48%
Ball Corp.	11,109	449,914
Crown Holdings Inc.(1)	18,151	339,605
Pactiv Corp.(1)	15,586	346,633
Sealed Air Corp.(1)	9,145	505,444

		1,641,596
PHARMACEUTICALS—2.36%
AmerisourceBergen Corp.	22,776	993,945
Hospira Inc.(1)	17,566	786,078
Mylan Laboratories Inc.	23,827	469,392
Watson Pharmaceuticals Inc.(1)(2)	11,405	377,391

		2,626,806
PIPELINES—1.39%
Equitable Resources Inc.	12,585	464,386
Questar Corp.	9,227	751,816
Western Gas Resources Inc.	7,005	332,737

		1,548,939
REAL ESTATE—0.22%
Forest City Enterprises Inc. Class A	6,301	238,619

		238,619
REAL ESTATE INVESTMENT TRUSTS—9.93%
AMB Property Corp.(2)	9,337	487,391
Archstone-Smith Trust	23,145	1,084,575
AvalonBay Communities Inc.(2)	7,942	790,070
CBL & Associates Properties Inc.(2)	6,547	277,069
Developers Diversified Realty Corp.	11,816	582,056
Essex Property Trust Inc.	2,292	227,779

Federal Realty Investment Trust	5,704	381,141
Hospitality Properties Trust	7,179	307,764
Host Marriott Corp.	35,482	707,866
Kimco Realty Corp.	23,310	817,948
KKR Financial Corp.	8,725	195,353
Macerich Co. (The)	7,483	543,041
Pan Pacific Retail Properties Inc.	4,431	306,625
ProLogis	26,469	1,355,742
Public Storage Inc.	9,638	699,430
Realty Income Corp.(2)	9,086	211,613
Regency Centers Corp.	6,659	429,173
Shurgard Storage Centers Inc. Class A	5,013	302,284
Trizec Properties Inc.	10,117	235,625
United Dominion Realty Trust Inc.(2)	14,921	379,143
Ventas Inc.	11,179	342,077
Weingarten Realty Investors	9,060	367,202

		11,030,967
RETAIL—8.55%
American Eagle Outfitters Inc.	14,429	389,294
AnnTaylor Stores Corp.(1)	7,961	265,261
Applebee’s International Inc.	8,809	211,152
AutoZone Inc.(1)	6,090	595,298
Barnes & Noble Inc.(2)	6,113	259,313
Brinker International Inc.	9,658	393,081
Circuit City Stores Inc.	19,847	500,343
Claire’s Stores Inc.	9,659	305,804
Darden Restaurants Inc.	15,041	611,567
Dollar General Corp.(2)	32,407	547,678
Dollar Tree Stores Inc.(1)	11,894	294,852
Family Dollar Stores Inc.(2)	17,198	411,892
Nordstrom Inc.	25,334	1,056,934
Office Depot Inc.(1)	33,720	1,117,818
OfficeMax Inc.	7,082	202,333
Outback Steakhouse Inc.(2)	8,034	371,412
Rite Aid Corp.(1)	48,379	173,681
Ross Stores Inc.	16,143	460,076
Tiffany & Co.(2)	15,519	585,066
Wendy’s International Inc.	12,695	748,370

		9,501,225
SAVINGS & LOANS—0.07%
Capitol Federal Financial(2)	2,319	74,440

		74,440
SEMICONDUCTORS—2.53%
Agere Systems Inc.(1)	19,773	245,383
International Rectifier Corp.(1)	7,736	281,358
LSI Logic Corp.(1)	42,172	385,874
MEMC Electronic Materials Inc.(1)	16,370	467,855
National Semiconductor Corp.	37,521	1,058,467
Teradyne Inc.(1)	21,116	367,841

		2,806,778
SOFTWARE—1.33%
Acxiom Corp.	8,121	192,224
BMC Software Inc.(1)	23,631	522,245
Compuware Corp.(1)	37,553	309,437
MoneyGram International Inc.	9,319	247,513
Sybase Inc.(1)	9,739	210,265

		1,481,684
TELECOMMUNICATIONS—2.50%
ADC Telecommunications Inc.(1)	12,665	321,184
ADTRAN Inc.	7,369	216,133
Andrew Corp.(1)	17,640	228,791
Avaya Inc.(1)	49,191	518,965
Crown Castle International Corp.(1)	24,584	777,592
PanAmSat Holding Corp.	5,573	137,820
Tellabs Inc.(1)	44,874	573,938

		2,774,423
TEXTILES—1.01%
Cintas Corp.	14,679	625,325
Mohawk Industries Inc.(1)	5,893	501,141

		1,126,466
TOYS, GAMES & HOBBIES—0.12%
Marvel Entertainment Inc.(1)(2)	7,981	132,884

		132,884
TRANSPORTATION—2.33%
Alexander & Baldwin Inc.	4,779	251,232
CNF Inc.	5,762	295,303

CSX Corp.	23,452	1,255,386
Hunt (J.B.) Transport Services Inc.	13,754	327,345
Overseas Shipholding Group Inc.	3,070	158,351
YRC Worldwide Inc.(1)	5,954	296,747

		2,584,364
WATER—0.36%
Aqua America Inc.	14,080	396,493

		396,493
TOTAL COMMON STOCKS

(Cost: $99,741,180)		110,993,586

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—5.14%

CERTIFICATES OF DEPOSIT(4)—0.05%
Toronto-Dominion Bank
3.94%, 07/10/06	$18,830	18,830
Wells Fargo Bank N.A.
4.78%, 12/05/06	30,128	30,128

		48,958
COMMERCIAL PAPER(4)—0.31%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	37,660	37,419
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	20,912	20,888
CAFCO LLC
4.19%, 02/06/06	43,309	43,284
CC USA Inc.
4.23%, 04/21/06	11,298	11,193
CRC Funding LLC
4.19%, 02/03/06-02/06/06	58,374	58,355
Edison Asset Securitization LLC
4.37%, 05/08/06	18,830	18,611
Galaxy Funding Inc.
4.23%, 04/18/06	10,809	10,712
Grampian Funding LLC
4.41%, 05/15/06	18,830	18,593
HSBC PLC
3.88%, 02/03/06	11,298	11,296
Nordea North America Inc.
4.16%, 04/04/06	39,543	39,260
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	37,660	37,595
Sedna Finance Inc.
3.92%, 02/21/06	9,415	9,395
Sigma Finance Inc.
4.16%, 04/06/06	22,596	22,429

		339,030
LOAN PARTICIPATIONS(4)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	18,830	18,830

		18,830
MEDIUM-TERM NOTES(4)—0.11%
Dorada Finance Inc.
3.93%, 07/07/06	11,675	11,674
K2 USA LLC
3.94%, 07/07/06	22,596	22,596
Marshall & Ilsley Bank
5.18%, 12/15/06	37,660	37,773
Toronto-Dominion Bank
3.81%, 06/20/06	47,076	47,077
US Bank N.A.
2.85%, 11/15/06	7,532	7,423

		126,543
MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(5)(6)	162,700	162,700

		162,700

REPURCHASE AGREEMENTS(4)—1.38%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $564,976 (collateralized by U.S. Government obligations, value $577,497, 5.00%, 7/1/35).	$564,906	564,906
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $56,498 (collateralized by non-U.S. Government debt securities, value $62,280, 0.00% to 7.53%, 11/25/30 to 3/25/46).(7)	56,491	56,491
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $188,325 (collateralized by U.S. Government obligations, value $192,499, 3.50% to 8.00%, 8/1/08 to 2/1/36).	188,302	188,302
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $94,163 (collateralized by non-U.S. Government debt securities, value $97,193, 3.21% to 5.96%, 8/3/14 to 8/19/45).(7)	94,151	94,151
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $188,325 (collateralized by U.S. Government obligations, value $192,499, 4.00% to 5.50%, 9/1/20 to 1/1/36).	188,302	188,302
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $112,996 (collateralized by non-U.S. Government debt securities, value $118,896, 0.00% to 10.00%, 7/30/08 to 12/1/10).(7)	112,981	112,981
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $56,498 (collateralized by non-U.S. Government debt securities, value $58,317, 4.60% to 9.25%, 5/15/06 to 2/1/24).(7)	56,491	56,491
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $84,746 (collateralized by U.S. Government obligations, value $87,474, 3.50% to 6.00%, 10/25/11 to 5/25/34).	84,736	84,736
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $188,326 (collateralized by non-U.S. Government debt securities, value $196,133, 0.00% to 8.85%, 2/3/06 to 3/15/42).(7)	188,302	188,302

		1,534,662
TIME DEPOSITS(4)—0.50%
Abbey National Treasury Services PLC
4.49%, 02/01/06	131,812	131,812
Deutsche Bank AG
4.47%-4.48%, 02/01/06	162,644	162,644
Societe Generale
4.48%, 02/01/06	188,302	188,302
UBS AG
4.48%, 02/01/06	75,321	75,321

		558,079
VARIABLE & FLOATING RATE NOTES(4)—2.62%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(8)	132,376	132,407
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	88,502	88,501
American Express Centurion Bank
4.52%, 06/29/06	15,064	15,064
American Express Credit Corp.
4.49%, 02/05/07	11,298	11,308
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(8)	122,396	122,437
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(8)	24,479	24,479
Bank of Ireland
4.46%, 12/20/06(8)	37,660	37,660
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(8)	93,774	93,771
BMW US Capital LLC
4.44%, 02/15/07(8)	37,660	37,660
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(8)	101,307	101,305
Commodore CDO Ltd.
4.56%, 12/12/06(8)	9,415	9,415
Credit Suisse First Boston NY
4.39%, 05/09/06	37,660	37,660
DEPFA Bank PLC
4.50%, 12/15/06	37,660	37,660

Descartes Funding Trust
4.47%, 11/15/06(8)	16,947	16,947
Dorada Finance Inc.
4.47%, 06/26/06(8)	9,415	9,415
Eli Lilly Services Inc.
4.36%, 09/01/06(8)	37,660	37,660
Fifth Third Bancorp.
4.49%, 01/23/07(8)	75,321	75,321
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(8)	26,362	26,362
General Electric Capital Corp.
4.52%, 01/09/07	16,947	16,960
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	28,245	28,245
Hartford Life Global Funding Trusts
4.46%, 02/15/07	37,660	37,660
HBOS Treasury Services PLC
4.57%, 01/24/07	37,660	37,660
Holmes Financing PLC
4.44%, 12/15/06(8)	103,566	103,566
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	32,011	32,018
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(8)	109,215	109,211
Leafs LLC
4.49%, 02/21/06-01/22/07(8)	39,440	39,440
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(8)	90,385	90,386
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	58,374	58,376
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(8)	112,605	112,658
Mound Financing PLC
4.38%, 11/08/06(8)	75,321	75,321
Natexis Banques Populaires
4.45%, 01/12/07(8)	28,245	28,245
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(8)	101,683	101,687
Nordea Bank AB
4.42%, 01/11/07(8)	65,906	65,906
Northern Rock PLC
4.40%, 02/02/07(8)	45,193	45,194
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(8)	102,436	102,436
Pfizer Investment Capital PLC
4.43%, 12/15/06(8)	94,151	94,151
Principal Life Income Funding Trusts
4.29%, 05/10/06	28,245	28,246
Royal Bank of Scotland
4.50%, 08/30/06	37,660	37,656
Sedna Finance Inc.
4.46%, 09/20/06(8)	11,298	11,298
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(8)	41,803	41,802
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(8)	37,660	37,660
Societe Generale
4.36%, 02/02/07(8)	26,362	26,362
Strips III LLC
4.57%, 07/24/06(8) (9)	9,935	9,935
SunTrust Bank
4.62%, 04/28/06	56,491	56,491
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(8)	83,983	83,978
Toyota Motor Credit Corp.
4.53%, 04/10/06	16,947	16,947
UniCredito Italiano SpA
4.43%, 06/14/06	48,959	48,952
Union Hamilton Special Funding LLC
4.52%, 03/28/06(8)	37,660	37,660
US Bank N.A.
4.49%, 09/29/06	16,947	16,944
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	122,396	122,396
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(8)	74,750	74,750
Wells Fargo & Co.
4.46%, 09/15/06(8)	18,830	18,831
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(8)	28,245	28,243
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(8)	39,543	39,543

Winston Funding Ltd.
4.68%, 04/23/06(8)	26,890	26,890
World Savings Bank
4.37%, 03/09/06	56,491	56,490

		2,915,226

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,704,028)		5,704,028

TOTAL INVESTMENTS IN SECURITIES—105.04%
(Cost: $105,445,208)		116,697,614
Other Assets, Less Liabilities—(5.04)%		(5,596,307)

NET ASSETS—100.00%		$111,101,307

NVS-Non-Voting Shares

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	Fractional share which rounds to less than one share.
(4)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(5)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(6)	The rate quoted is the annualized seven-day yield of the fund at period end.
(7)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(8)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—101.05%

ADVERTISING—0.79%
Donnelley (R.H.) Corp.(1)(2)	0	$30
Getty Images Inc.(1)	8,139	664,549
Lamar Advertising Co.(1)	14,132	648,941

		1,313,520
AEROSPACE & DEFENSE—0.98%
L-3 Communications Holdings Inc.	20,001	1,620,481

		1,620,481
AIRLINES—0.21%
JetBlue Airways Corp.(1)(3)	26,500	345,560

		345,560
AUTO MANUFACTURERS—0.36%
Oshkosh Truck Corp.	12,211	602,124

		602,124
BANKS—0.69%
East West Bancorp Inc.(3)	8,848	326,580
Investors Financial Services Corp.	11,038	518,124
SVB Financial Group(1)(3)	5,912	292,526

		1,137,230
BIOTECHNOLOGY—4.54%
Affymetrix Inc.(1)	11,054	422,042
Celgene Corp.(1)	28,237	2,009,063
Charles River Laboratories International Inc.(1)	11,954	551,438
Chiron Corp.(1)	18,148	827,549
Invitrogen Corp.(1)	8,772	604,215
MedImmune Inc.(1)	41,411	1,412,943
Millipore Corp.(1)	8,257	567,916
PDL BioPharma Inc.(1)	18,791	547,758
Vertex Pharmaceuticals Inc.(1)(3)	15,480	552,946

		7,495,870
BUILDING MATERIALS—0.71%
Eagle Materials Inc.	1,614	262,904
Eagle Materials Inc. Class B	1,368	221,342
Florida Rock Industries Inc.(3)	8,479	458,375
Simpson Manufacturing Co. Inc.	6,160	238,330

		1,180,951
CHEMICALS—0.86%
Ecolab Inc.	30,819	1,103,628
Mosaic Co. (The)(1)(3)	21,020	324,969

		1,428,597
COAL—1.59%
Arch Coal Inc.	11,386	987,394
CONSOL Energy Inc.	15,282	1,114,058
Massey Energy Co.	12,638	521,317

		2,622,769
COMMERCIAL SERVICES—3.76%
Alliance Data Systems Corp.(1)	11,582	489,339
Career Education Corp.(1)	15,971	518,898
ChoicePoint Inc.(1)	14,761	606,972
Corporate Executive Board Co. (The)	6,888	579,556
Education Management Corp.(1)	11,376	348,333
Interactive Data Corp.	5,844	131,724
Iron Mountain Inc.(1)	18,348	764,745
ITT Educational Services Inc.(1)(3)	7,618	444,129
Laureate Education Inc.(1)(3)	7,437	387,468
Pharmaceutical Product Development Inc.	8,346	577,376
Robert Half International Inc.	28,689	1,048,009
Weight Watchers International Inc.(1)(3)	6,756	317,802

		6,214,351
COMPUTERS—1.19%
CACI International Inc. Class A(1)	5,017	286,471

Cognizant Technology Solutions Corp.(1)	23,011	1,205,086
National Instruments Corp.(3)	8,791	290,894
SRA International Inc. Class A(1)	5,878	186,685

		1,969,136
DISTRIBUTION & WHOLESALE—1.33%
CDW Corp.	10,401	582,456
Fastenal Co.	23,436	894,083
SCP Pool Corp.	8,799	350,904
WESCO International Inc.(1)	7,845	376,011

		2,203,454
DIVERSIFIED FINANCIAL SERVICES—2.34%
Affiliated Managers Group Inc.(1)	5,581	517,917
BlackRock Inc.	2,424	321,907
Eaton Vance Corp.	22,193	639,602
First Marblehead Corp. (The)(3)	5,391	174,561
Nasdaq Stock Market Inc. (The)(1)	9,874	413,819
Nelnet Inc. Class A(1)	3,544	145,658
Rowe (T.) Price Group Inc.	21,578	1,649,207

		3,862,671
ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
AMETEK Inc.	11,508	473,439

		473,439
ELECTRONICS—4.03%
Amphenol Corp. Class A	14,585	741,356
Cogent Inc.(1)	6,405	153,912
Fisher Scientific International Inc.(1)	20,417	1,365,285
Garmin Ltd.(3)	9,622	598,585
Gentex Corp.	25,975	433,782
Jabil Circuit Inc.(1)	29,454	1,189,942
Symbol Technologies Inc.	40,411	499,076
Thermo Electron Corp.(1)	26,779	900,846
Waters Corp.(1)	18,429	773,097

		6,655,881
ENTERTAINMENT—1.77%
DreamWorks Animation SKG Inc. Class A(1)	7,408	198,534
International Game Technology Inc.	56,783	2,031,696
Penn National Gaming Inc.(1)	10,368	332,813
Scientific Games Corp. Class A(1)	11,192	358,704

		2,921,747
ENVIRONMENTAL CONTROL—0.27%
Stericycle Inc.(1)(3)	7,524	449,709

		449,709
FOOD—0.96%
Whole Foods Market Inc.	21,405	1,581,187

		1,581,187
HEALTH CARE-PRODUCTS—7.48%
Advanced Medical Optics Inc.(1)	10,826	482,623
Bard (C.R.) Inc.	17,438	1,105,918
Biomet Inc.	38,479	1,454,891
Cooper Companies Inc.	7,313	405,360
Cytyc Corp.(1)	18,946	570,275
Dade Behring Holdings Inc.	14,871	581,902
DENTSPLY International Inc.	11,601	622,974
Edwards Lifesciences Corp.(1)	9,924	426,137
Gen-Probe Inc.(1)	8,262	416,653
Henry Schein Inc.(1)	14,409	672,036
IDEXX Laboratories Inc.(1)	5,605	430,576
INAMED Corp.(1)	6,106	562,424
Intuitive Surgical Inc.(1)	5,901	812,273
Kinetic Concepts Inc.(1)	8,463	306,276
Mentor Corp.(3)	6,397	287,865
Patterson Companies Inc.(1)(3)	19,396	669,744
ResMed Inc.(1)(3)	11,721	462,276
Respironics Inc.(1)	12,001	432,396
TECHNE Corp.(1)	6,067	344,909
Varian Medical Systems Inc.(1)	21,787	1,311,795

		12,359,303
HEALTH CARE-SERVICES—3.16%
Community Health Systems Inc.(1)	14,514	528,164
Covance Inc.(1)	10,430	592,528
Coventry Health Care Inc.(1)	26,944	1,605,054
DaVita Inc.(1)	16,647	911,423
Lincare Holdings Inc.(1)	16,707	706,038
Renal Care Group Inc.(1)	11,170	529,905
Sierra Health Services Inc.(1)	8,645	342,515

		5,215,627

HOME FURNISHINGS—0.68%
Harman International Industries Inc.	10,221	1,124,310

		1,124,310
HOUSEHOLD PRODUCTS & WARES—0.24%
Church & Dwight Co. Inc.	10,575	389,160

		389,160
INSURANCE—1.10%
Brown & Brown Inc.	18,658	536,044
HCC Insurance Holdings Inc.	18,423	572,218
White Mountains Insurance Group Ltd.	1,321	701,451

		1,809,713
INTERNET—2.91%
Akamai Technologies Inc.(1)	25,118	548,326
CheckFree Corp.(1)	12,595	652,673
CNET Networks Inc.(1)	22,935	344,484
Emdeon Corp.(1)	46,376	433,152
F5 Networks Inc.(1)	6,259	404,957
McAfee Inc.(1)	27,937	647,859
Monster Worldwide Inc.(1)	17,985	767,240
VeriSign Inc.(1)	42,360	1,006,050

		4,804,741
IRON & STEEL—0.23%
Reliance Steel & Aluminum Co.	4,703	373,889

		373,889
LODGING—2.26%
Boyd Gaming Corp.	7,694	347,769
Choice Hotels International Inc.	5,938	282,233
Hilton Hotels Corp.	60,186	1,500,437
Kerzner International Ltd.(1)	4,898	319,546
Station Casinos Inc.	8,038	537,340
Wynn Resorts Ltd.(1) (3)	11,457	739,893

		3,727,218
MACHINERY—1.69%
Graco Inc.	11,498	461,990
Intermec Inc.(1) (3)	7,930	276,519
JLG Industries Inc.	8,490	462,535
Joy Global Inc.	19,492	1,053,348
Zebra Technologies Corp. Class A(1)(3)	11,950	538,109

		2,792,501
MANUFACTURING—0.35%
Roper Industries Inc.	14,253	575,109

		575,109
MEDIA—3.53%
Cablevision Systems Corp.(1)	31,279	769,463
Discovery Holding Co. Class A(1)	44,627	676,545
Dow Jones & Co. Inc.	7,682	291,993
Scripps (E.W.) Co. Class A(3)	13,521	653,605
Sirius Satellite Radio Inc.(1)(3)	199,391	1,130,547
Univision Communications Inc. Class A(1)	42,460	1,351,926
XM Satellite Radio Holdings Inc. Class A(1)(3)	36,918	966,513

		5,840,592
MINING—0.27%
Meridian Gold Inc.(1)	16,519	448,986

		448,986
OFFICE FURNISHINGS—0.31%
Herman Miller Inc.(3)	11,502	348,511
Steelcase Inc. Class A	9,466	159,502

		508,013
OIL & GAS—7.30%
Cheniere Energy Inc.(1)	8,471	329,352
Denbury Resources Inc.(1)	19,036	566,702
Diamond Offshore Drilling Inc.	10,137	860,327
ENSCO International Inc.	25,263	1,291,445
Helmerich & Payne Inc.	7,701	603,450
Noble Corp.	21,999	1,769,600
Patterson-UTI Energy Inc.	28,772	1,082,403
Plains Exploration & Production Co.(1)	12,884	577,719
Pride International Inc.(1)	26,319	929,324
Quicksilver Resources Inc.(1)	8,925	448,660
Range Resources Corp.	21,394	639,039
Rowan Companies Inc.	18,213	816,489

Southwestern Energy Co.(1)	27,816	1,199,982
TODCO Class A	10,113	451,040
Unit Corp.(1)	6,424	383,513
W&T Offshore Inc.	3,000	119,760

		12,068,805
OIL & GAS SERVICES—4.47%
Cal Dive International Inc.(1)	11,900	499,562
Cooper Cameron Corp.(1)	18,886	913,894
Dresser-Rand Group Inc.(1)	4,447	119,758
FMC Technologies Inc.(1)	11,510	596,448
Grant Prideco Inc.(1)	21,407	1,072,277
Smith International Inc.(3)	35,356	1,591,020
Weatherford International Ltd.(1)	57,874	2,591,598

		7,384,557
PHARMACEUTICALS—4.43%
American Pharmaceutical Partners Inc.(1)	3,847	128,567
Amylin Pharmaceuticals Inc.(1)	16,683	707,359
Barr Pharmaceuticals Inc.(1)	15,423	1,011,440
Cephalon Inc.(1)	9,438	669,060
Endo Pharmaceuticals Holdings Inc.(1)	18,240	523,488
ImClone Systems Inc.(1)	11,035	397,591
IVAX Corp.(1) (4)	32,760	989,353
Kos Pharmaceuticals Inc.(1)	3,686	161,484
Neurocrine Biosciences Inc.(1)	6,065	368,570
Omnicare Inc.	19,882	988,135
Sepracor Inc.(1)	17,498	995,811
VCA Antech Inc.(1)(3)	13,644	377,529

		7,318,387
REAL ESTATE—0.84%
CB Richard Ellis Group Inc. Class A(1)(3)	10,130	639,406
St. Joe Co. (The)	11,733	744,459

		1,383,865
REAL ESTATE INVESTMENT TRUSTS—1.72%
CapitalSource Inc.(3)	17,891	392,886
General Growth Properties Inc.	37,180	1,918,488
Global Signal Inc.	3,438	166,055
Mills Corp.	8,934	370,314

		2,847,743
RETAIL—5.25%
Abercrombie & Fitch Co. Class A	14,511	963,385
Advance Auto Parts Inc.(1)	18,228	794,194
CarMax Inc.(1)	17,322	517,755
Cheesecake Factory (The)(1)(3)	12,955	477,392
Chico’s FAS Inc.(1)	29,735	1,295,257
Copart Inc.(1)	11,139	280,591
Michaels Stores Inc.	22,584	759,500
MSC Industrial Direct Co. Inc. Class A	7,498	336,885
O’Reilly Automotive Inc.(1)	18,519	607,794
Pacific Sunwear of California Inc.(1)	12,771	313,017
PETsMART Inc.	23,930	599,686
Sonic Corp.(1)	9,847	285,071
Tractor Supply Co.(1)	5,853	298,971
Urban Outfitters Inc.(1)	19,568	534,402
Williams-Sonoma Inc.(1)(3)	15,513	617,107

		8,681,007
SAVINGS & LOANS—0.93%
Hudson City Bancorp Inc.	99,505	1,235,852
People’s Bank	9,894	303,647

		1,539,499
SEMICONDUCTORS—9.11%
Advanced Micro Devices Inc.(1)	67,269	2,815,880
Altera Corp.(1)	60,349	1,165,339
Cree Inc.(1)(3)	12,641	330,309
Fairchild Semiconductor International Inc. Class A(1)	19,884	396,686
Intersil Corp. Class A	25,724	747,539
KLA-Tencor Corp.	32,727	1,701,149
Lam Research Corp.(1)	22,242	1,032,696
Microchip Technology Inc.	34,994	1,312,625
Micron Technology Inc.(1)	101,961	1,496,787
Novellus Systems Inc.(1)	23,396	663,277
NVIDIA Corp.(1)	26,665	1,198,858
QLogic Corp.(1)	14,108	559,664
Xilinx Inc.	57,785	1,627,226

		15,048,035

SOFTWARE—8.40%
Activision Inc.(1)	45,211	648,326
BEA Systems Inc.(1)	64,893	672,940
Cerner Corp.(1)	9,935	447,075
Certegy Inc.	10,417	452,619
Citrix Systems Inc.(1)	29,363	905,555
Dun & Bradstreet Corp.(1)	11,495	830,859
Fair Isaac Corp.	11,209	496,783
Fiserv Inc.(1)	32,513	1,429,922
Global Payments Inc.	13,040	664,127
Hyperion Solutions Corp.(1)	9,746	335,360
IMS Health Inc.	38,939	957,899
Intuit Inc.(1)	27,677	1,448,337
NAVTEQ Corp.(1)(3)	14,921	670,102
Novell Inc.(1) (3)	62,595	609,675
Pixar Inc.(1)	9,585	553,821
Red Hat Inc.(1)(3)	27,973	809,818
Salesforce.com Inc.(1)	13,026	534,717
SEI Investments Co.	11,135	459,319
Siebel Systems Inc.	77,848	825,967
Total System Services Inc.	6,203	121,765

		13,874,986
TELECOMMUNICATIONS—5.98%
Alamosa Holdings Inc.(1)	24,473	458,624
Amdocs Ltd.(1)	31,170	1,003,674
American Tower Corp. Class A(1)	68,561	2,121,277
Comverse Technology Inc.(1)	31,353	858,759
Harris Corp.	22,241	1,032,650
JDS Uniphase Corp.(1)	265,414	830,746
Leap Wireless International Inc.(1)	6,398	236,726
NeuStar Inc. Class A(1)	3,995	115,895
Nextel Partners Inc. Class A(1)	25,360	709,826
NII Holdings Inc. Class B(1)	22,730	1,124,226
Scientific-Atlanta Inc.	25,318	1,082,598
United States Cellular Corp.(1)	2,545	129,541
West Corp.(1)	4,486	183,163

		9,887,705
TRANSPORTATION—1.74%
CH Robinson Worldwide Inc.	28,411	1,149,509
Expeditors International Washington Inc.	17,743	1,304,820
Landstar System Inc.	9,751	412,467

		2,866,796
TOTAL COMMON STOCKS

(Cost: $153,369,656)		166,949,224

Security	Principal	Value

SHORT-TERM INVESTMENTS—3.48%

CERTIFICATES OF DEPOSIT(5)—0.03%
Toronto-Dominion Bank
3.94%, 07/10/06	$19,563	19,563
Wells Fargo Bank N.A.
4.78%, 12/05/06	31,301	31,301

		50,864
COMMERCIAL PAPER (5)—0.21%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	39,126	38,866
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	21,726	21,700
CAFCO LLC
4.19%, 02/06/06	44,995	44,968
CC USA Inc.
4.23%, 04/21/06	11,738	11,629
CRC Funding LLC
4.19%, 02/03/06-02/06/06	60,645	60,626
Edison Asset Securitization LLC
4.37%, 05/08/06	19,563	19,335
Galaxy Funding Inc.
4.23%, 04/18/06	11,229	11,129
Grampian Funding LLC
4.41%, 05/15/06	19,563	19,316
HSBC PLC
3.88%, 02/03/06	11,738	11,735
Nordea North America Inc.
4.16%, 04/04/06	41,082	40,788

Santander Central Hispano Finance Inc.
3.91%, 02/17/06	39,126	39,058
Sedna Finance Inc.
3.92%, 02/21/06	9,781	9,760
Sigma Finance Inc.
4.16%, 04/06/06	23,475	23,302

		352,212
LOAN PARTICIPATIONS(5)—0.01%
Army & Air Force Exchange Service
4.24%, 02/01/06	19,563	19,563

		19,563
MEDIUM-TERM NOTES(5)—0.08%
Dorada Finance Inc.
3.93%, 07/07/06	12,129	12,128
K2 USA LLC
3.94%, 07/07/06	23,475	23,475
Marshall & Ilsley Bank
5.18%, 12/15/06	39,126	39,243
Toronto-Dominion Bank
3.81%, 06/20/06	48,907	48,909
US Bank N.A.
2.85%, 11/15/06	7,825	7,712

		131,467
REPURCHASE AGREEMENTS(5)—0.97%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $586,960 (collateralized by U.S. Government obligations, value $599,967, 5.00%, 7/1/35).	$586,887	586,887
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $58,696 (collateralized by non-U.S. Government debt securities, value $64,703, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	58,689	58,689
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $195,653 (collateralized by U.S. Government obligations, value $199,989, 3.50% to 8.00%, 8/1/08 to 2/1/36).	195,629	195,629
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $97,826 (collateralized by non-U.S. Government debt securities, value $100,975, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	97,814	97,814
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $195,653 (collateralized by U.S. Government obligations, value $199,989, 4.00% to 5.50%, 9/1/20 to 1/1/36).	195,629	195,629
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $117,392 (collateralized by non-U.S. Government debt securities, value $123,523, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	117,377	117,377
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $58,696 (collateralized by non-U.S. Government debt securities, value $60,586, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	58,689	58,689
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $88,044 (collateralized by U.S. Government obligations, value $90,878, 3.50% to 6.00%, 10/25/11 to 5/25/34).	88,033	88,033
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $195,654 (collateralized by non-U.S. Government debt securities, value $203,764, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	195,629	195,629

		1,594,376
TIME DEPOSITS (5)—0.35%
Abbey National Treasury Services PLC
4.49%, 02/01/06	136,940	136,940
Deutsche Bank AG
4.47%-4.48%, 02/01/06	168,973	168,972
Societe Generale
4.48%, 02/01/06	195,629	195,629
UBS AG
4.48%, 02/01/06	78,252	78,252

		579,793

VARIABLE & FLOATING RATE NOTES (5)—1.83%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	137,527	137,559
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	91,946	91,944
American Express Centurion Bank
4.52%, 06/29/06	15,650	15,650
American Express Credit Corp.
4.49%, 02/05/07	11,738	11,748
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	127,159	127,202
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	25,432	25,432
Bank of Ireland
4.46%, 12/20/06(7)	39,126	39,126
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	97,423	97,420
BMW US Capital LLC
4.44%, 02/15/07(7)	39,126	39,126
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	105,248	105,245
Commodore CDO Ltd.
4.56%, 12/12/06(7)	9,781	9,781
Credit Suisse First Boston NY
4.39%, 05/09/06	39,126	39,126
DEPFA Bank PLC
4.50%, 12/15/06	39,126	39,126
Descartes Funding Trust
4.47%, 11/15/06(7)	17,607	17,607
Dorada Finance Inc.
4.47%, 06/26/06(7)	9,781	9,781
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	39,126	39,126
Fifth Third Bancorp.
4.49%, 01/23/07(7)	78,252	78,252
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	27,388	27,388
General Electric Capital Corp.
4.52%, 01/09/07	17,607	17,620
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	29,344	29,344
Hartford Life Global Funding Trusts
4.46%, 02/15/07	39,126	39,126
HBOS Treasury Services PLC
4.57%, 01/24/07	39,126	39,126
Holmes Financing PLC
4.44%, 12/15/06(7)	107,596	107,596
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	33,257	33,263
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	113,465	113,460
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	40,973	40,973
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	93,902	93,903
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	60,645	60,647
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	116,986	117,042
Mound Financing PLC
4.38%, 11/08/06(7)	78,252	78,252
Natexis Banques Populaires
4.45%, 01/12/07(7)	29,344	29,344
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	105,640	105,644
Nordea Bank AB
4.42%, 01/11/07(7)	68,470	68,470
Northern Rock PLC
4.40%, 02/02/07(7)	46,951	46,953
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	106,422	106,422
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	97,814	97,814
Principal Life Income Funding Trusts
4.29%, 05/10/06	29,344	29,345
Royal Bank of Scotland
4.50%, 08/30/06	39,126	39,121
Sedna Finance Inc.
4.46%, 09/20/06(7)	11,738	11,738
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	43,430	43,429

Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	39,126	39,126
Societe Generale
4.36%, 02/02/07(7)	27,388	27,388
Strips III LLC
4.57%, 07/24/06(7)(8)	10,322	10,322
SunTrust Bank
4.62%, 04/28/06	58,689	58,689
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	87,250	87,246
Toyota Motor Credit Corp.
4.53%, 04/10/06	17,607	17,607
UniCredito Italiano SpA
4.43%, 06/14/06	50,864	50,857
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	39,126	39,126
US Bank N.A.
4.49%, 09/29/06	17,607	17,604
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	127,159	127,159
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	77,658	77,658
Wells Fargo & Co.
4.46%, 09/15/06(7)	19,563	19,564
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	29,344	29,341
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	41,082	41,082
Winston Funding Ltd.
4.68%, 04/23/06(7)	27,936	27,936
World Savings Bank
4.37%, 03/09/06	58,689	58,688

		3,028,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,756,939)		5,756,939

TOTAL INVESTMENTS IN SECURITIES—104.53%
(Cost: $159,126,595)		172,706,163
Other Assets, Less Liabilities—(4.53)%		(7,491,383)

NET ASSETS—100.00%		$165,214,780

(1)	Non-income earning security.
(2)	Fractional share which rounds to less than one share.
(3)	All or a portion of this security represents a security on loan. See Note 3.
(4)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.75%

AGRICULTURE—1.79%
Bunge Ltd.	10,555	$622,323
Loews Corp.-Carolina Group	7,430	342,672
UST Inc.	15,779	614,434

		1,579,429
AIRLINES—0.41%
AMR Corp.(1)	15,926	361,520

		361,520
APPAREL—1.36%
Jones Apparel Group Inc.	11,626	363,661
Liz Claiborne Inc.(2)	10,380	360,394
VF Corp.	8,499	471,525

		1,195,580
AUTO PARTS & EQUIPMENT—0.88%
BorgWarner Inc.	5,315	293,016
Goodyear Tire & Rubber Co. (The)(1)	16,697	261,141
Lear Corp.	6,538	165,738
TRW Automotive Holdings Corp.(1)	2,300	59,110

		779,005
BANKS—9.45%
AmSouth Bancorp	33,178	916,045
Associated Bancorp	12,165	411,664
Bank of Hawaii Corp.	5,092	265,853
Colonial BancGroup Inc. (The)	14,670	365,283
Commerce Bancshares Inc.(2)	6,481	327,615
Compass Bancshares Inc.	11,739	571,924
First Horizon National Corp.	11,763	445,465
FirstMerit Corp.	7,458	188,314
Fulton Financial Corp.	14,963	268,586
Hudson United Bancorp	4,841	201,628
Huntington Bancshares Inc.	20,553	476,830
Mercantile Bankshares Corp.	11,708	444,300
Popular Inc.	23,307	473,365
Sky Financial Group Inc.(2)	10,177	261,752
South Financial Group Inc. (The)	7,097	185,090
TCF Financial Corp.(2)	12,224	305,478
TD Banknorth Inc.	4,280	124,034
UnionBanCal Corp.	5,320	356,919
Valley National Bancorp(2)	10,595	248,135
Webster Financial Corp.	5,119	241,105
Whitney Holding Corp.	5,996	197,268
Wilmington Trust Corp.	6,429	266,803
Zions Bancorporation	9,912	783,742

		8,327,198
BEVERAGES—1.66%
Coca-Cola Enterprises Inc.	23,564	465,153
Molson Coors Brewing Co. Class B	6,881	430,062
Pepsi Bottling Group Inc.	14,171	410,959
PepsiAmericas Inc.	6,555	160,532

		1,466,706
BUILDING MATERIALS—0.20%
Lafarge North America Inc.	2,882	177,589

		177,589
CHEMICALS—3.75%
Ashland Inc.	6,938	457,353
Cabot Corp.	5,294	207,631
Celanese Corp. Class A	6,783	138,848
Cytec Industries Inc.	3,573	177,221
Eastman Chemical Co.	7,791	375,604
Engelhard Corp.	11,464	461,999
FMC Corp.(1)	3,411	192,449
Lubrizol Corp.	6,411	293,239
Lyondell Chemical Co.	21,326	512,037
RPM International Inc.	11,055	208,939

Valspar Corp. (The)	8,994	244,817
Westlake Chemical Corp.	1,195	37,523

		3,307,660
COMMERCIAL SERVICES—1.58%
Convergys Corp.(1)	13,487	231,976
Deluxe Corp.	4,787	128,196
Donnelley (R.R.) & Sons Co.	20,578	670,843
ServiceMaster Co. (The)	27,816	359,939

		1,390,954
COMPUTERS—3.15%
Computer Sciences Corp.(1)	17,634	894,044
Lexmark International Inc.(1)	11,306	549,132
Reynolds & Reynolds Co. (The) Class A	6,159	174,916
Seagate Technology	36,238	945,087
Unisys Corp.(1)	32,293	216,040

		2,779,219
DISTRIBUTION & WHOLESALE—1.06%
Genuine Parts Co.	16,709	710,634
Tech Data Corp.(1)	5,527	227,878

		938,512
DIVERSIFIED FINANCIAL SERVICES—3.57%
AmeriCredit Corp.(1)	13,282	381,990
Ameriprise Financial Inc.	21,079	857,705
CIT Group Inc.	20,114	1,072,881
Edwards (A.G.) Inc.	7,303	347,404
IndyMac Bancorp Inc.	5,890	240,665
Raymond James Financial Inc.	5,768	245,486

		3,146,131
ELECTRIC—11.31%
Allegheny Energy Inc.(1)	15,437	537,053
Alliant Energy Corp.	10,957	324,985
CenterPoint Energy Inc.	25,867	330,580
Cinergy Corp.	17,590	764,285
CMS Energy Corp.(1)	20,833	301,454
Constellation Energy Group Inc.	16,853	982,024
DPL Inc.	11,430	293,065
DTE Energy Co.	16,979	716,514
Energy East Corp.	13,893	345,241
Great Plains Energy Inc.	7,093	202,363
Hawaiian Electric Industries Inc.(2)	7,660	200,922
MDU Resources Group Inc.	10,558	382,200
Northeast Utilities	14,291	284,105
NSTAR	10,161	292,027
OGE Energy Corp.	8,569	232,648
Pepco Holdings Inc.	17,945	412,914
Pinnacle West Capital Corp.	9,200	392,012
PNM Resources Inc.	5,952	146,241
Puget Energy Inc.	10,943	230,788
Reliant Energy Inc.(1)	28,410	287,509
SCANA Corp.(2)	9,777	392,742
TECO Energy Inc.	19,013	324,742
Westar Energy Inc.	8,149	167,869
Wisconsin Energy Corp.	11,184	464,248
WPS Resources Corp.(2)	3,988	223,647
Xcel Energy Inc.(2)	38,280	743,398

		9,975,576
ELECTRONICS—0.44%
Arrow Electronics Inc.(1)	11,269	387,203

		387,203
ENGINEERING & CONSTRUCTION—0.50%
Shaw Group Inc. (The)(1)(2)	7,390	263,232
URS Corp.(1)	4,079	174,500

		437,732
FOOD—2.72%
Albertson’s Inc.	33,199	834,955
Dean Foods Co.(1)	14,194	538,378
Del Monte Foods Co.	18,994	203,046
Pilgrim’s Pride Corp.	3,928	95,608
SUPERVALU Inc.	12,747	407,012
Tyson Foods Inc. Class A	22,490	322,282

		2,401,281
FOREST PRODUCTS & PAPER—1.61%
Louisiana-Pacific Corp.	9,976	293,793
Rayonier Inc.(2)	7,208	308,142
Smurfit-Stone Container Corp.(1)	24,169	309,122
Temple-Inland Inc.	10,900	511,210

		1,422,267

GAS—3.28%
AGL Resources Inc.	6,951	248,707
Atmos Energy Corp.	7,658	201,252
Energen Corp.	6,288	245,358
KeySpan Corp.(2)	16,607	596,523
NiSource Inc.	25,775	529,161
ONEOK Inc.	8,595	242,895
Piedmont Natural Gas Co.(2)	6,859	166,331
Southern Union Co.(1)	9,963	251,068
UGI Corp.	9,776	209,891
Vectren Corp.	7,241	198,114

		2,889,300
HAND & MACHINE TOOLS—0.47%
Kennametal Inc.	3,658	213,993
Snap-On Inc.(2)	4,994	200,409

		414,402
HEALTH CARE-PRODUCTS—0.31%
Hillenbrand Industries Inc.	5,552	273,269

		273,269
HEALTH CARE-SERVICES—0.37%
Tenet Healthcare Corp.(1)	44,595	324,206

		324,206
HOME BUILDERS—0.90%
Lennar Corp. Class A	11,722	733,328
Lennar Corp. Class B	1,066	61,604

		794,932
HOME FURNISHINGS—0.58%
Whirlpool Corp.(2)	6,369	513,851

		513,851
HOUSEWARES—0.71%
Newell Rubbermaid Inc.	26,289	621,472

		621,472
INSURANCE—15.46%
Ambac Financial Group Inc.	10,041	771,249
American Financial Group Inc.	3,804	143,106
AmerUs Group Co.	3,724	228,542
Assurant Inc.	11,121	510,676
Axis Capital Holdings Ltd.	11,581	346,272
Berkley (W.R.) Corp.	10,451	516,279
Cincinnati Financial Corp.	14,712	669,984
CNA Financial Corp.(1)	3,169	100,204
Commerce Group Inc.	2,906	156,633
Conseco Inc.(1)	14,351	349,734
Endurance Specialty Holdings Ltd.	5,636	185,593
Fidelity National Financial Inc.	15,264	602,470
Fidelity National Title Group Inc. Class A	2,899	70,678
First American Corp.	7,947	372,079
Jefferson-Pilot Corp.	12,798	746,507
Lincoln National Corp.	16,534	901,599
MBIA Inc.	12,926	795,725
Mercury General Corp.	2,508	141,376
MGIC Investment Corp.(2)	9,118	601,879
Nationwide Financial Services Inc.	5,460	232,378
Old Republic International Corp.	20,494	439,596
PartnerRe Ltd.(2)	5,195	320,947
PMI Group Inc. (The)(2)	8,931	386,087
Protective Life Corp.	6,118	275,004
Radian Group Inc.(2)	8,207	469,687
Reinsurance Group of America Inc.	3,153	152,920
SAFECO Corp.	11,796	616,341
StanCorp Financial Group Inc.	5,417	269,496
Torchmark Corp.	9,884	554,492
UNUMProvident Corp.	28,416	577,697
XL Capital Ltd. Class A	16,641	1,125,930

		13,631,160
IRON & STEEL—2.03%
Nucor Corp.	13,495	1,136,684
United States Steel Corp.(2)	10,873	649,662

		1,786,346
LEISURE TIME—0.74%
Brunswick Corp.	9,267	348,347
Sabre Holdings Corp.	12,497	306,176

		654,523

MACHINERY—0.38%
Terex Corp.(1)	4,704	331,632

		331,632
MANUFACTURING—2.95%
Crane Co.	4,885	182,308
Eastman Kodak Co.(2)	27,367	686,912
Eaton Corp.	14,141	936,134
Leggett & Platt Inc.	18,246	449,217
SPX Corp.	7,248	345,802

		2,600,373
MEDIA—1.28%
Belo (A.H.) Corp.	9,328	212,772
Knight Ridder Inc.(2)	6,401	398,462
Lee Enterprises Inc.	3,637	127,986
New York Times Co. Class A	13,902	393,427

		1,132,647
METAL FABRICATE & HARDWARE—0.30%
Commercial Metals Co.	5,620	265,995

		265,995
OIL & GAS—3.71%
Cabot Oil & Gas Corp.	4,631	238,821
Frontier Oil Corp.	5,220	247,376
Noble Energy Inc.	16,674	771,673
Pogo Producing Co.	5,192	311,468
Sunoco Inc.	12,987	1,236,362
Tesoro Corp.	6,379	462,286

		3,267,986
PACKAGING & CONTAINERS—1.17%
Bemis Co. Inc.	10,028	306,055
Owens-Illinois Inc.(1)	13,332	293,171
Packaging Corp. of America	5,905	136,996
Sonoco Products Co.	9,397	291,025

		1,027,247
PHARMACEUTICALS—0.49%
King Pharmaceuticals Inc.(1)	23,016	431,550

		431,550
PIPELINES—1.24%
El Paso Corp.	62,944	847,226
National Fuel Gas Co.	7,532	247,803

		1,095,029
REAL ESTATE INVESTMENT TRUSTS—7.11%
Apartment Investment & Management Co. Class A	9,012	383,190
Arden Realty Group Inc.	6,353	286,965
Boston Properties Inc.	10,739	840,434
BRE Properties Inc. Class A	4,836	241,316
Camden Property Trust	4,926	320,683
CarrAmerica Realty Corp.	5,521	203,173
CenterPoint Properties Trust	4,597	228,195
Crescent Real Estate Equities Co.	9,473	200,733
Duke Realty Corp.(2)	13,613	493,880
Health Care Property Investors Inc.	12,938	359,029
Health Care REIT Inc.(2)	5,493	204,285
Healthcare Realty Trust Inc.	4,486	157,189
HRPT Properties Trust	19,777	212,207
iStar Financial Inc.	10,587	379,967
Liberty Property Trust	8,403	380,320
Mack-Cali Realty Corp.	5,853	261,746
New Plan Excel Realty Trust Inc.(2)	9,739	240,066
Reckson Associates Realty Corp.	7,669	306,223
SL Green Realty Corp.	3,870	325,235
Thornburg Mortgage Inc.(2)	9,582	245,587

		6,270,423
RETAIL—2.75%
AutoNation Inc.(1)	18,645	415,597
BJ’s Wholesale Club Inc.(1)	6,639	213,377
Dillard’s Inc. Class A(2)	6,605	171,069
Foot Locker Inc.	14,904	338,619
Limited Brands Inc.	32,630	772,026
RadioShack Corp.	12,789	283,916
Saks Inc.(1)	11,988	231,488

		2,426,092

SAVINGS & LOANS—2.36%
Astoria Financial Corp.	9,665	278,352
Downey Financial Corp.	1,982	129,781
Independence Community Bank Corp.	7,480	299,125
New York Community Bancorp Inc.(2)	22,931	391,203
Sovereign Bancorp Inc.	35,776	779,917
Washington Federal Inc.	8,253	199,227

		2,077,605
SEMICONDUCTORS—1.09%
Freescale Semiconductor Inc. Class A(1)	12,381	311,506
Freescale Semiconductor Inc. Class B(1)	25,779	650,920

		962,426
TELECOMMUNICATIONS—3.04%
CenturyTel Inc.	11,724	390,409
Citizens Communications Co.	31,940	391,904
Level 3 Communications Inc.(1)	59,101	221,629
NTL Inc.(1)	7,271	459,891
Qwest Communications International Inc.(1)	145,142	873,755
Telephone & Data Systems Inc.	4,873	174,600
Telephone & Data Systems Inc. Special	4,889	166,715

		2,678,903
TOYS, GAMES & HOBBIES—1.09%
Hasbro Inc.	15,306	324,487
Mattel Inc.	38,459	634,573

		959,060
TRANSPORTATION—0.31%
Ryder System Inc.	6,105	272,893

		272,893
TRUCKING & LEASING—0.19%
GATX Corp.	4,195	166,583

		166,583
TOTAL COMMON STOCKS

(Cost: $84,749,500)		87,943,467

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—5.67%

CERTIFICATES OF DEPOSIT(3)—0.05%
Toronto-Dominion Bank
3.94%, 07/10/06	$16,882	16,882
Wells Fargo Bank N.A.
4.78%, 12/05/06	27,011	27,011

		43,893
COMMERCIAL PAPER(3)—0.34%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	33,764	33,532
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	18,749	18,727
CAFCO LLC
4.19%, 02/06/06	38,828	38,806
CC USA Inc.
4.23%, 04/21/06	10,129	10,035
CRC Funding LLC
4.19%, 02/03/06-02/06/06	52,334	52,317
Edison Asset Securitization LLC
4.37%, 05/08/06	16,882	16,685
Galaxy Funding Inc.
4.23%, 04/18/06	9,690	9,604
Grampian Funding LLC
4.41%, 05/15/06	16,882	16,669
HSBC PLC
3.88%, 02/03/06	10,129	10,127
Nordea North America Inc.
4.16%, 04/04/06	35,452	35,197
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	33,764	33,705
Sedna Finance Inc.
3.92%, 02/21/06	8,441	8,423
Sigma Finance Inc.
4.16%, 04/06/06	20,258	20,108

		303,935

LOAN PARTICIPATIONS(3)—0.02%
Army & Air Force Exchange Service
4.24%, 02/01/06	16,882	16,882

		16,882
MEDIUM-TERM NOTES(3)—0.13%
Dorada Finance Inc.
3.93%, 07/07/06	10,467	10,466
K2 USA LLC
3.94%, 07/07/06	20,258	20,258
Marshall & Ilsley Bank
5.18%, 12/15/06	33,764	33,864
Toronto-Dominion Bank
3.81%, 06/20/06	42,204	42,206
US Bank N.A.
2.85%, 11/15/06	6,753	6,655

		113,449
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	36,711	36,711

		36,711
REPURCHASE AGREEMENTS(3)—1.56%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $506,517 (collateralized by U.S. Government obligations, value $517,742, 5.00%, 7/1/35).	$506,454	506,454
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $50,651 (collateralized by non-U.S. Government debt securities, value $55,836, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	50,645	50,645
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $168,839 (collateralized by U.S. Government obligations, value $172,581, 3.50% to 8.00%, 8/1/08 to 2/1/36).	168,818	168,818
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $84,420 (collateralized by non-U.S. Government debt securities, value $87,136, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	84,409	84,409
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $168,839 (collateralized by U.S. Government obligations, value $172,581, 4.00% to 5.50%, 9/1/20 to 1/1/36).	168,818	168,818
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $101,304 (collateralized by non-U.S. Government debt securities, value $106,594, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	101,291	101,291
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $50,651 (collateralized by non-U.S. Government debt securities, value $52,283, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	50,645	50,645
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $75,977 (collateralized by U.S. Government obligations, value $78,423, 3.50% to 6.00%, 10/25/11 to 5/25/34).	75,968	75,968
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $168,839 (collateralized by non-U.S. Government debt securities, value $175,838, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	168,818	168,818

		1,375,866
TIME DEPOSITS(3)—0.57%
Abbey National Treasury Services PLC
4.49%, 02/01/06	118,173	118,173
Deutsche Bank AG
4.47%-4.48%, 02/01/06	145,815	145,814
Societe Generale
4.48%, 02/01/06	168,818	168,818
UBS AG
4.48%, 02/01/06	67,527	67,527

		500,332

VARIABLE & FLOATING RATE NOTES(3)—2.96%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	118,679	118,705
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	79,344	79,345
American Express Centurion Bank
4.52%, 06/29/06	13,505	13,505
American Express Credit Corp.
4.49%, 02/05/07	10,129	10,138
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	109,732	109,768
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	21,946	21,946
Bank of Ireland
4.46%, 12/20/06(7)	33,764	33,764
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	84,071	84,069
BMW US Capital LLC
4.44%, 02/15/07(7)	33,764	33,764
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	90,824	90,822
Commodore CDO Ltd.
4.56%, 12/12/06(7)	8,441	8,441
Credit Suisse First Boston NY
4.39%, 05/09/06	33,764	33,764
DEPFA Bank PLC
4.50%, 12/15/06	33,764	33,764
Descartes Funding Trust
4.47%, 11/15/06(7)	15,194	15,194
Dorada Finance Inc.
4.47%, 06/26/06(7)	8,441	8,441
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	33,764	33,764
Fifth Third Bancorp.
4.49%, 01/23/07(7)	67,527	67,527
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	23,635	23,634
General Electric Capital Corp.
4.52%, 01/09/07	15,194	15,205
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	25,323	25,323
Hartford Life Global Funding Trusts
4.46%, 02/15/07	33,764	33,764
HBOS Treasury Services PLC
4.57%, 01/24/07	33,764	33,764
Holmes Financing PLC
4.44%, 12/15/06(7)	92,850	92,850
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	28,699	28,705
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	97,914	97,911
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	35,359	35,360
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	81,033	81,033
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	52,334	52,336
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	100,953	101,001
Mound Financing PLC
4.38%, 11/08/06(7)	67,527	67,527
Natexis Banques Populaires
4.45%, 01/12/07(7)	25,323	25,323
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	91,162	91,166
Nordea Bank AB
4.42%, 01/11/07(7)	59,086	59,086
Northern Rock PLC
4.40%, 02/02/07(7)	40,516	40,518
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	91,837	91,838
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	84,409	84,409
Principal Life Income Funding Trusts
4.29%, 05/10/06	25,323	25,323
Royal Bank of Scotland
4.50%, 08/30/06	33,764	33,760
Sedna Finance Inc.
4.46%, 09/20/06(7)	10,129	10,129
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	37,478	37,477
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	33,764	33,764

Societe Generale
4.36%, 02/02/07(7)	23,635	23,635
Strips III LLC
4.57%, 07/24/06(7)(8)	8,907	8,907
SunTrust Bank
4.62%, 04/28/06	50,645	50,645
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	75,293	75,288
Toyota Motor Credit Corp.
4.53%, 04/10/06	15,194	15,194
UniCredito Italiano SpA
4.43%, 06/14/06	43,893	43,887
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	33,764	33,764
US Bank N.A.
4.49%, 09/29/06	15,194	15,191
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	109,732	109,732
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	67,015	67,015
Wells Fargo & Co.
4.46%, 09/15/06(7)	16,882	16,883
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	25,323	25,321
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	35,452	35,452
Winston Funding Ltd.
4.68%, 04/23/06(7)	24,107	24,107
World Savings Bank
4.37%, 03/09/06	50,645	50,645

		2,613,593
TOTAL SHORT-TERM INVESTMENTS

(Cost: $5,004,661)		5,004,661

TOTAL INVESTMENTS IN SECURITIES—105.42%
(Cost: $89,754,161)		92,948,128
Other Assets, Less Liabilities—(5.42)%		(4,782,381)

NET ASSETS—100.00%		$88,165,747

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—99.98%

ADVERTISING—0.29%
ADVO Inc.	5,141	$169,036

		169,036
AEROSPACE & DEFENSE—2.69%
Armor Holdings Inc.(1)	5,258	250,649
Curtiss-Wright Corp.	3,541	210,123
DRS Technologies Inc.(2)	6,352	315,631
EDO Corp.	2,589	71,534
Esterline Technologies Corp.(1)	4,110	170,031
GenCorp Inc.(1)	7,366	147,541
Moog Inc. Class A(1)	5,626	188,527
Orbital Sciences Corp.(1)(2)	8,964	115,636
Triumph Group Inc.(1)	2,572	108,693

		1,578,365
AGRICULTURE—0.37%
Delta & Pine Land Co.	5,888	138,604
Vector Group Ltd.(2)	4,205	76,405

		215,009
AIRLINES—0.87%
Alaska Air Group Inc.(1)	5,097	162,747
Republic Airways Holdings Inc.(1)	4,598	68,188
SkyWest Inc.	9,493	277,006

		507,941
APPAREL—2.18%
Columbia Sportswear Co.(1)	2,292	118,382
K-Swiss Inc. Class A	2,937	92,956
Oxford Industries Inc.(2)	2,419	109,847
Phillips-Van Heusen Corp.	6,062	219,020
Quiksilver Inc.(1)	19,200	269,184
Skechers U.S.A. Inc. Class A(1)	3,432	66,409
Warnaco Group Inc. (The)(1)	7,112	176,520
Wolverine World Wide Inc.	9,399	226,046

		1,278,364
BANKS—5.90%
Bank Mutual Corp.	10,442	116,637
Boston Private Financial Holdings Inc.	5,176	158,075
Capital City Bank Group Inc.	2,349	83,554
Centennial Bank Holdings Inc.(1)	8,447	104,489
Corus Bankshares Inc.(2)	2,510	161,167
CVB Financial Corp.(2)	9,851	162,053
First Community Bancorp	2,477	148,868
First Republic Bank	4,043	153,472
Fremont General Corp.	10,873	266,388
Frontier Financial Corp.	4,633	151,823
Glacier Bancorp Inc.	5,099	162,046
Gold Banc Corp Inc.	6,225	113,046
Hanmi Financial Corp.	8,038	152,642
Independent Bank Corp. (Michigan)	3,410	94,184
Main Street Banks Inc.	2,669	68,059
MB Financial Inc.	4,448	155,991
Prosperity Bancshares Inc.	4,506	131,260
Sterling Bancshares Inc.	7,238	121,236
Sterling Financial Corp. (Pennsylvania)	4,338	89,840
Texas Regional Bancshares Inc. Class A	7,416	228,264
UCBH Holdings Inc.(2)	14,932	259,070
Umpqua Holdings Corp.	7,174	202,163
United Community Banks Inc.	6,181	172,512

		3,456,839
BIOTECHNOLOGY—1.75%
Alexion Pharmaceuticals Inc.(1)	4,992	143,869
Bio-Rad Laboratories Inc. Class A(1)	2,946	198,560
Cambrex Corp.	3,996	88,352
Exelixis Inc.(1)	13,597	146,576
Human Genome Sciences Inc.(1)(2)	21,319	234,509

Keryx Biopharmaceuticals Inc.(1)	5,185	83,116
Myriad Genetics Inc.(1)(2)	6,162	132,113

		1,027,095
BUILDING MATERIALS—1.44%
Builders FirstSource Inc.(1)	1,955	48,953
ElkCorp	3,016	106,073
Genlyte Group Inc. (The)(1)	4,064	235,062
Interline Brands Inc.(1)	4,502	114,351
NCI Building Systems Inc.(1)(2)	3,375	171,113
Universal Forest Products Inc.	2,922	167,343

		842,895
CHEMICALS—1.16%
Albemarle Corp.(2)	6,028	263,846
Arch Chemicals Inc.	3,838	118,978
Grace (W.R.) & Co.(1)(2)	8,906	111,058
Minerals Technologies Inc.(2)	3,371	188,338

		682,220
COAL—0.19%
James River Coal Co.(1)	2,644	112,502

		112,502
COMMERCIAL SERVICES—5.35%
Advance America Cash Advance Centers Inc.	10,358	147,602
Arbitron Inc.	5,066	201,120
BearingPoint Inc.(1)	27,785	228,393
Bowne & Co. Inc.	5,698	85,812
Consolidated Graphics Inc.(1)	1,947	99,998
Corrections Corp. of America(1)	6,408	272,020
Cross Country Healthcare Inc.(1)	4,148	81,964
FTI Consulting Inc.(1)	6,986	188,971
Gevity HR Inc.	4,346	119,298
Heidrick & Struggles International Inc.(1)	3,098	103,969
Jackson Hewitt Tax Service Inc.	5,261	132,893
Kelly Services Inc. Class A	3,058	81,893
Korn/Ferry International(1)	6,684	132,076
MAXIMUS Inc.	3,053	119,433
McGrath RentCorp	3,241	105,203
MPS Group Inc.(1)	16,586	235,687
PAREXEL International Corp.(1)	4,232	103,176
Steiner Leisure Ltd.(1)	3,103	120,458
TeleTech Holdings Inc.(1)	5,989	69,832
Valassis Communications Inc.(1)	8,422	234,974
Viad Corp.	3,569	101,609
Wright Express Corp.(1)	6,582	167,446

		3,133,827
COMPUTERS—3.06%
BISYS Group Inc. (The)(1)	19,655	284,801
Covansys Corp.(1)	3,206	48,731
Electronics For Imaging Inc.(1)	8,710	240,832
Henry (Jack) & Associates Inc.	12,404	253,910
Hutchinson Technology Inc.(1)(2)	4,273	118,277
Komag Inc.(1)(2)	4,901	230,641
McDATA Corp. Class A(1)	19,302	82,420
McDATA Corp. Class B(1)	5,504	21,466
Mentor Graphics Corp.(1)	12,912	142,032
MTS Systems Corp.	3,220	118,013
Perot Systems Corp. Class A(1)	13,787	207,770
Syntel Inc.	1,938	41,764

		1,790,657
COSMETICS & PERSONAL CARE—0.32%
Chattem Inc.(1)	2,553	102,248
Elizabeth Arden Inc.(1)	4,097	86,611

		188,859
DISTRIBUTION & WHOLESALE—1.28%
Aviall Inc.(1)	4,664	161,188
Brightpoint Inc.(1)	6,216	140,419
Building Materials Holdings Corp.	2,277	180,270
Watsco Inc.	3,820	270,227

		752,104
DIVERSIFIED FINANCIAL SERVICES—2.54%
Accredited Home Lenders Holding Co.(1)(2)	3,280	172,298
Advanta Corp. Class B(2)	2,508	86,802
Cohen & Steers Inc.	1,308	28,004
Financial Federal Corp.	2,786	124,674
GAMCO Investors Inc. Class A	1,155	51,501
Investment Technology Group Inc.(1)	6,825	306,989
Knight Capital Group Inc. Class A(1)	17,580	200,236

Ocwen Financial Corp.(1)	6,068	61,105
Stewart (W.P.) & Co. Ltd.	3,657	78,735
Waddell & Reed Financial Inc. Class A	13,502	300,825
World Acceptance Corp.(1)	2,719	77,111

		1,488,280
ELECTRIC—1.02%
El Paso Electric Co.(1)	7,786	159,457
NorthWestern Corp.	4,404	138,021
Pike Electric Corp.(1)	2,798	50,280
Sierra Pacific Resources Corp.(1)	19,088	251,962

		599,720
ELECTRICAL COMPONENTS & EQUIPMENT—0.95%
Belden CDT Inc.(2)	7,674	207,965
EnerSys(1)	3,256	45,356
General Cable Corp.(1)	8,012	196,294
Littelfuse Inc.(1)	3,625	107,119

		556,734
ELECTRONICS—3.44%
Analogic Corp.	2,060	114,330
Benchmark Electronics Inc.(1)	6,326	231,089
Brady Corp. Class A	6,585	261,885
Checkpoint Systems Inc.(1)	6,144	165,704
Coherent Inc.(1)	4,945	153,097
KEMET Corp.(1)	14,012	128,630
Multi-Fineline Electronix Inc.(1)	1,359	73,060
Orbotech Ltd.(1)	5,265	127,676
Paxar Corp.(1)	5,941	120,127
Plexus Corp.(1)	7,069	200,123
Rofin-Sinar Technologies Inc.(1)	2,431	116,080
Technitrol Inc.	6,009	122,343
Varian Inc.(1)	5,252	201,519

		2,015,663
ENGINEERING & CONSTRUCTION—0.63%
Dycom Industries Inc.(1)	6,564	161,868
EMCOR Group Inc.(1)	2,525	207,101

		368,969
ENTERTAINMENT—0.91%
Isle of Capri Casinos Inc.(1)	3,191	90,784
Pinnacle Entertainment Inc.(1)	7,499	216,121
Speedway Motorsports Inc.	2,261	80,853
Vail Resorts Inc.(1)	4,784	145,386

		533,144
ENVIRONMENTAL CONTROL—1.07%
Aleris International Inc.(1)	5,036	209,598
Tetra Tech Inc.(1)	9,215	154,351
Waste Connections Inc.(1)	7,547	263,692

		627,641
FOOD—1.10%
Hain Celestial Group Inc.(1)	4,827	112,517
J&J Snack Foods Corp.	2,229	67,494
Performance Food Group Co.(1)	6,109	168,425
Ralcorp Holdings Inc.(1)	4,794	188,404
Tootsie Roll Industries Inc.(2)	3,690	107,194

		644,034
FOREST PRODUCTS & PAPER—0.86%
Deltic Timber Corp.	1,794	95,100
Longview Fibre Co.	8,360	159,258
Potlatch Corp.	4,840	247,953

		502,311
HAND & MACHINE TOOLS—0.76%
Baldor Electric Co.	4,867	145,426
Franklin Electric Co. Inc.	2,563	115,335
Regal-Beloit Corp.	4,979	183,675

		444,436
HEALTH CARE-PRODUCTS—1.92%
Arrow International Inc.	3,687	117,984
Inverness Medical Innovations Inc.(1)(2)	3,954	106,165
Oakley Inc.	4,317	67,561
Orthofix International NV(1)	2,441	104,743
Steris Corp.	11,254	303,858
Sybron Dental Specialties Inc.(1)	6,605	281,373
West Pharmaceutical Services Inc.	4,778	145,872

		1,127,556

HEALTH CARE-SERVICES—2.15%
AMERIGROUP Corp.(1)	8,136	181,596
Apria Healthcare Group Inc.(1)	8,187	199,517
Beverly Enterprises Inc.(1)	16,377	199,963
Genesis HealthCare Corp.(1)	3,263	119,589
Pediatrix Medical Group Inc.(1)	3,882	340,374
Sunrise Senior Living Inc.(1)	6,061	220,317

		1,261,356
HOLDING COMPANIES-DIVERSIFIED—0.68%
Walter Industries Inc.(2)	6,323	399,930

		399,930
HOME BUILDERS—0.85%
Brookfield Homes Corp.	2,023	104,488
WCI Communities Inc.(1)	6,431	177,110
William Lyon Homes Inc.(1)	414	42,522
Winnebago Industries Inc.(2)	5,465	171,109

		495,229
HOME FURNISHINGS—0.10%
American Woodmark Corp.	1,814	56,688

		56,688
HOUSEHOLD PRODUCTS & WARES—1.85%
Central Garden & Pet Co.(1)	3,037	150,574
Fossil Inc.(1)	8,151	193,179
Harland (John H.) Co.(2)	4,543	169,590
Jarden Corp.(1)(2)	4,992	123,003
Playtex Products Inc.(1)	5,526	74,159
Prestige Brands Holdings Inc.(1)	5,666	70,428
Spectrum Brands Inc.(1)	6,214	117,507
Yankee Candle Co. Inc. (The)	7,436	186,644

		1,085,084
HOUSEWARES—0.53%
Toro Co.	7,074	312,742

		312,742
INSURANCE—3.11%
Arch Capital Group Ltd.(1)	5,082	276,156
Bristol West Holdings Inc.	3,077	56,155
First Acceptance Corp.(1)	4,035	45,192
Hilb, Rogal & Hobbs Co.(2)	5,193	201,904
Max Re Capital Ltd.	7,074	187,532
ProAssurance Corp.(1)	4,697	240,439
Scottish Re Group Ltd.	7,330	180,465
Triad Guaranty Inc.(1)	1,547	64,974
21st Century Insurance Group	4,283	69,556
U.S.I. Holdings Corp.(1)	6,082	85,635
United America Indemnity Ltd. Class A(1)	1,815	38,387
Universal American Financial Corp.(1)	6,090	100,302
Zenith National Insurance Corp.	4,978	275,234

		1,821,931
INTERNET—1.07%
Ariba Inc.(1)	10,707	100,003
Priceline.com Inc.(1)	3,912	86,260
ProQuest Co.(1)(2)	3,820	113,645
RealNetworks Inc.(1)	18,381	147,967
RSA Security Inc.(1)	11,647	179,014

		626,889
IRON & STEEL—1.24%
AK Steel Holding Corp.(1)	16,844	193,874
Chaparral Steel Co.(1)	3,709	152,254
Cleveland-Cliffs Inc.	3,532	380,926

		727,054
LEISURE TIME—0.43%
Callaway Golf Co.	10,638	162,549
Nautilus Inc.	5,464	89,336

		251,885
LODGING—0.59%
Ameristar Casinos Inc.	3,730	83,888
Aztar Corp.(1)	5,849	180,500
Marcus Corp.	3,438	82,753

		347,141
MACHINERY—2.41%
AGCO Corp.(1)	14,684	264,459
Albany International Corp. Class A	4,894	181,078
Applied Industrial Technologies Inc.	4,404	187,170

Cascade Corp.	1,771	90,427
Manitowoc Co. Inc. (The)	4,806	319,599
Nordson Corp.	4,866	221,014
Sauer-Danfoss Inc.	1,710	35,671
Stewart & Stevenson Services Inc.	4,254	110,476

		1,409,894
MANUFACTURING—0.65%
Blount International Inc.(1)	5,981	95,995
CLARCOR Inc.	8,385	285,761

		381,756
MEDIA—1.51%
Citadel Broadcasting Corp.	8,526	104,870
Cox Radio Inc. Class A(1)	6,193	87,321
Emmis Communications Corp.(1)	5,402	96,102
Entercom Communications Corp.(1)	6,164	186,091
Gemstar-TV Guide International Inc.(1)	40,581	133,917
Lin TV Corp. Class A(1)	4,445	45,472
Martha Stewart Living Omnimedia Inc. Class A(1)(2)	4,025	73,295
Radio One Inc. Class A(1)	3,177	34,566
Radio One Inc. Class D(1)	11,013	120,702

		882,336
METAL FABRICATE & HARDWARE—1.15%
Kaydon Corp.	4,622	154,560
NS Group Inc.(1)	3,640	164,528
Quanex Corp.	4,085	253,719
Valmont Industries Inc.	2,552	102,208

		675,015
MINING—0.84%
AMCOL International Corp.	4,022	108,514
RTI International Metals Inc.(1)	3,763	170,276
Stillwater Mining Co.(1)	7,084	102,718
Titanium Metals Corp.(1)	1,436	108,691

		490,199
OFFICE & BUSINESS EQUIPMENT—0.23%
Global Imaging Systems Inc.(1)(2)	3,755	132,777

		132,777
OFFICE FURNISHINGS—0.10%
Knoll Inc.	3,425	59,629

		59,629
OIL & GAS—4.67%
Alon USA Energy Inc.(1)	1,617	34,895
Berry Petroleum Co. Class A(2)	3,207	254,828
Brigham Exploration Co.(1)	5,410	66,705
Comstock Resources Inc.(1)	6,674	213,568
Encore Acquisition Co.(1)	7,578	273,945
Energy Partners Ltd.(1)	5,665	159,017
Giant Industries Inc.(1)	2,194	153,339
Grey Wolf Inc.(1) (2)	31,059	273,319
Holly Corp.	4,008	294,989
KCS Energy Inc.(1)	8,021	232,850
Penn Virginia Corp.	2,684	175,587
Petrohawk Energy Corp.(1)	12,030	192,480
Petroleum Development Corp.(1)	2,637	113,022
Remington Oil & Gas Corp.(1)	3,724	166,835
Warren Resources Inc.(1)	7,253	128,306

		2,733,685
OIL & GAS SERVICES—2.99%
Lone Star Technologies Inc.(1)	4,714	268,227
Maverick Tube Corp.(1)	6,955	332,797
Newpark Resources Inc.(1)	13,677	124,324
Oceaneering International Inc.(1)	4,130	245,363
RPC Inc.	4,358	144,206
Seacor Holdings Inc.(1)	3,166	235,170
Universal Compression Holdings Inc.(1)	3,372	161,856
Veritas DGC Inc.(1)	5,336	240,440

		1,752,383
PHARMACEUTICALS—2.34%
Alpharma Inc. Class A	6,785	226,958
Andrx Corp.(1)	11,926	209,301
BioMarin Pharmaceutical Inc.(1)	11,950	140,174
Medarex Inc.(1)	18,117	253,276
Nabi Biopharmaceuticals(1)	9,251	34,876
NBTY Inc.(1)	9,908	204,997
Par Pharmaceutical Companies Inc.(1)(2)	5,545	183,429
Zymogenetics Inc.(1)	5,165	115,231

		1,368,242

REAL ESTATE—0.76%
Jones Lang LaSalle Inc.	4,724	278,102
Trammell Crow Co.(1)	5,820	165,346

		443,448
REAL ESTATE INVESTMENT TRUSTS—4.84%
Acadia Realty Trust	4,490	95,772
American Financial Realty Trust	20,883	259,576
Corporate Office Properties Trust(2)	6,442	260,837
Entertainment Properties Trust	4,091	177,795
Equity Inns Inc.	8,655	136,749
Equity Lifestyle Properties Inc.	3,444	158,424
Equity One Inc.	6,253	149,884
Glimcher Realty Trust(2)	5,818	159,064
Innkeepers USA Trust	6,945	123,343
Kilroy Realty Corp.	4,651	314,361
LaSalle Hotel Properties(2)	5,747	219,650
Pennsylvania Real Estate Investment Trust	5,513	224,159
Saul Centers Inc.	1,813	67,081
Sunstone Hotel Investors Inc.	7,847	231,487
Tanger Factory Outlet Centers Inc.	5,021	158,212
Town & Country Trust (The)(2)	2,667	98,812

		2,835,206
RETAIL—8.74%
Big 5 Sporting Goods Corp.	3,750	80,925
Big Lots Inc.(1)	18,885	252,492
Buckle Inc. (The)	1,325	46,706
Cabela’s Inc. Class A(1) (2)	7,140	124,593
Cash America International Inc.	4,767	126,278
CEC Entertainment Inc.(1)	6,005	216,300
Charming Shoppes Inc.(1)	17,483	212,593
Christopher & Banks Corp.	5,916	117,078
CKE Restaurants Inc.(2)	8,976	140,474
CSK Auto Corp.(1)	7,127	115,457
Dress Barn Inc.(1)	3,653	168,549
Finish Line Inc. (The)	6,449	115,760
Fred’s Inc.	5,934	94,232
Genesco Inc.(1) (2)	3,719	144,855
Insight Enterprises Inc.(1)	7,916	165,524
Kenneth Cole Productions Inc. Class A	1,945	52,204
Linens ‘n Things Inc.(1)	7,392	204,093
Longs Drug Stores Corp.(2)	4,922	172,221
Men’s Wearhouse Inc. (The)(1)	7,957	271,891
New York & Co. Inc.(1)	2,350	45,543
99 Cents Only Stores(1)	7,917	82,653
Nu Skin Enterprises Inc. Class A	8,639	168,115
Pantry Inc. (The)(1)	3,564	195,093
Papa John’s International Inc.(1)	3,934	136,628
Pep Boys-Manny, Moe & Jack Inc.(2)	8,346	130,198
PETCO Animal Supplies Inc.(1)	6,744	147,424
Pier 1 Imports Inc.	13,020	140,876
Regis Corp.	7,243	280,666
Ruby Tuesday Inc.(2)	10,264	293,653
School Specialty Inc.(1)	3,722	139,761
Steak n Shake Co. (The)(1)	4,545	83,355
Stein Mart Inc.	4,311	71,476
Too Inc.(1)	5,397	156,135
Triarc Companies Inc.(2)	2,209	39,386
Triarc Companies Inc. Class B	4,863	80,531
Tuesday Morning Corp.	4,884	103,932

		5,117,650
SAVINGS & LOANS—2.57%
BankUnited Financial Corp. Class A	5,848	164,329
Brookline Bancorp Inc.	10,071	150,964
Commercial Capital Bancorp Inc.	8,426	131,530
Fidelity Bankshares Inc.	3,737	127,320
First Niagara Financial Group Inc.	19,318	266,588
Harbor Florida Bancshares Inc.(2)	3,521	137,143
Northwest Bancorp Inc.	3,396	75,187
Provident Financial Services Inc.	11,291	206,625
Provident New York Bancorp	7,592	84,499
Sterling Financial Corp. (Washington)	5,677	159,070

		1,503,255
SEMICONDUCTORS—4.01%
Amkor Technology Inc.(1)	15,114	85,092
Atmel Corp.(1)	71,856	283,831
Brooks Automation Inc.(1)	12,191	205,540
Credence Systems Corp.(1)	14,346	125,528
DSP Group Inc.(1)	4,644	136,301

Emulex Corp.(1)	13,538	248,422
Integrated Device Technology Inc.(1)	32,794	455,509
Lattice Semiconductor Corp.(1)	17,653	79,968
MKS Instruments Inc.(1)	5,799	126,128
OmniVision Technologies Inc.(1)(2)	9,231	232,898
ON Semiconductor Corp.(1)	16,589	124,583
Photronics Inc.(1)	6,107	110,170
Skyworks Solutions Inc.(1)	25,486	134,566

		2,348,536
SOFTWARE—2.21%
American Reprographics Co.(1)	3,144	85,831
CSG Systems International Inc.(1)	7,741	176,263
eFunds Corp.(1)	7,412	174,775
infoUSA Inc.	5,814	63,721
Keane Inc.(1)	8,383	90,788
Lawson Software Inc.(1)(2)	10,114	74,439
MicroStrategy Inc. Class A(1)	1,704	163,771
NetIQ Corp.(1)	9,005	118,326
Parametric Technology Corp.(1)	43,647	273,230
Schawk Inc.	638	14,036
SSA Global Technologies Inc.(1)	1,479	25,735
SYNNEX Corp.(1)	1,814	33,795

		1,294,710
TELECOMMUNICATIONS—2.52%
Anixter International Inc.(2)	5,411	250,475
Arris Group Inc.(1)	16,997	199,885
CommScope Inc.(1)(2)	8,850	195,674
FairPoint Communications Inc.	4,413	51,941
General Communication Inc. Class A(1)	6,991	75,852
Powerwave Technologies Inc.(1)	17,951	262,264
Premiere Global Services Inc.(1)	10,521	94,584
RCN Corp.(1)	5,882	144,109
Time Warner Telecom Inc. Class A(1)	8,166	88,193
UTStarcom Inc.(1)(2)	16,075	112,686

		1,475,663
TEXTILES—0.31%
G&K Services Inc. Class A	3,161	125,618
UniFirst Corp.	1,559	54,191

		179,809
TOYS, GAMES & HOBBIES—0.37%
JAKKS Pacific Inc.(1)(2)	4,422	100,424
RC2 Corp.(1)	3,283	114,478

		214,902
TRANSPORTATION—2.11%
Florida East Coast Industries Inc.	3,356	163,706
Genesee & Wyoming Inc. Class A(1)(2)	4,009	156,351
GulfMark Offshore Inc.(1)	3,271	107,158
Hub Group Inc. Class A(1)	3,150	133,403
Offshore Logistics Inc.(1)	3,544	127,230
Old Dominion Freight Line Inc.(1)	5,355	152,832
OMI Corp.(2)	12,313	216,216
Pacer International Inc.	6,105	178,083

		1,234,979

TOTAL COMMON STOCKS
(Cost: $54,024,119)		58,564,204

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—9.34%

CERTIFICATES OF DEPOSIT(3)—0.08%
Toronto-Dominion Bank
3.94%, 07/10/06	$18,526	18,526
Wells Fargo Bank N.A.
4.78%, 12/05/06	29,642	29,642

		48,168
COMMERCIAL PAPER(3)—0.57%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	37,052	36,811
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	20,575	20,550
CAFCO LLC
4.19%, 02/06/06	42,610	42,585

CC USA Inc.
4.23%, 04/21/06	11,116	11,012
CRC Funding LLC
4.19%, 02/03/06-02/06/06	57,431	57,413
Edison Asset Securitization LLC
4.37%, 05/08/06	18,526	18,310
Galaxy Funding Inc.
4.23%, 04/18/06	10,634	10,539
Grampian Funding LLC
4.41%, 05/15/06	18,526	18,292
HSBC PLC
3.88%, 02/03/06	11,116	11,113
Nordea North America Inc.
4.16%, 04/04/06	38,905	38,626
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	37,052	36,988
Sedna Finance Inc.
3.92%, 02/21/06	9,263	9,243
Sigma Finance Inc.
4.16%, 04/06/06	22,231	22,067

		333,549
LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	18,526	18,526

		18,526
MEDIUM-TERM NOTES(3)—0.21%
Dorada Finance Inc.
3.93%, 07/07/06	11,486	11,486
K2 USA LLC
3.94%, 07/07/06	22,231	22,231
Marshall & Ilsley Bank
5.18%, 12/15/06	37,052	37,163
Toronto-Dominion Bank
3.81%, 06/20/06	46,315	46,317
US Bank N.A.
2.85%, 11/15/06	7,410	7,303

		124,500
MONEY MARKET FUNDS—0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.41%(4)(5)	19,833	19,833

		19,833
REPURCHASE AGREEMENTS(3)—2.58%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $555,851 (collateralized by U.S. Government obligations, value $568,169, 5.00%, 7/1/35).	$555,782	555,782
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $55,585 (collateralized by non-U.S. Government debt securities, value $61,274, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	55,578	55,578
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $185,284 (collateralized by U.S. Government obligations, value $189,390, 3.50% to 8.00%, 8/1/08 to 2/1/36).	185,261	185,261
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $92,642 (collateralized by non-U.S. Government debt securities, value $95,623, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	92,630	92,630
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $185,284 (collateralized by U.S. Government obligations, value $189,390, 4.00% to 5.50%, 9/1/20 to 1/1/36).	185,261	185,261
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $111,170 (collateralized by non-U.S. Government debt securities, value $116,976, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	111,156	111,156
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $55,585 (collateralized by non-U.S. Government debt securities, value $57,375, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	55,578	55,578

Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $83,377 (collateralized by U.S. Government obligations, value $86,061, 3.50% to 6.00%, 10/25/11 to 5/25/34).	83,367	83,367
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $185,284 (collateralized by non-U.S. Government debt securities, value $192,965, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	185,261	185,261

		1,509,874
TIME DEPOSITS(3)—0.94%
Abbey National Treasury Services PLC
4.49%, 02/01/06	129,682	129,682
Deutsche Bank AG
4.47%-4.48%, 02/01/06	160,018	160,018
Societe Generale
4.48%, 02/01/06	185,261	185,261
UBS AG
4.48%, 02/01/06	74,104	74,104

		549,065
VARIABLE & FLOATING RATE NOTES(3)—4.90%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	130,238	130,268
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	87,072	87,072
American Express Centurion Bank
4.52%, 06/29/06	14,821	14,821
American Express Credit Corp.
4.49%, 02/05/07	11,116	11,125
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	120,419	120,460
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	24,084	24,084
Bank of Ireland
4.46%, 12/20/06(7)	37,052	37,052
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	92,260	92,257
BMW US Capital LLC
4.44%, 02/15/07(7)	37,052	37,052
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	99,670	99,669
Commodore CDO Ltd.
4.56%, 12/12/06(7)	9,263	9,263
Credit Suisse First Boston NY
4.39%, 05/09/06	37,052	37,052
DEPFA Bank PLC
4.50%, 12/15/06	37,052	37,052
Descartes Funding Trust
4.47%, 11/15/06(7)	16,673	16,673
Dorada Finance Inc.
4.47%, 06/26/06(7)	9,263	9,263
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	37,052	37,052
Fifth Third Bancorp.
4.49%, 01/23/07(7)	74,104	74,104
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	25,936	25,936
General Electric Capital Corp.
4.52%, 01/09/07	16,673	16,686
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	27,789	27,789
Hartford Life Global Funding Trusts
4.46%, 02/15/07	37,052	37,052
HBOS Treasury Services PLC
4.57%, 01/24/07	37,052	37,052
Holmes Financing PLC
4.44%, 12/15/06(7)	101,893	101,893
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	31,494	31,500
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	107,451	107,447
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	38,803	38,803
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	88,925	88,926
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	57,431	57,433
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	110,786	110,838
Mound Financing PLC
4.38%, 11/08/06(7)	74,104	74,104

Natexis Banques Populaires
4.45%, 01/12/07(7)	27,789	27,789
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	100,041	100,044
Nordea Bank AB
4.42%, 01/11/07(7)	64,841	64,841
Northern Rock PLC
4.40%, 02/02/07(7)	44,463	44,464
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	100,782	100,781
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	92,630	92,630
Principal Life Income Funding Trusts
4.29%, 05/10/06	27,789	27,789
Royal Bank of Scotland
4.50%, 08/30/06	37,052	37,048
Sedna Finance Inc.
4.46%, 09/20/06(7)	11,116	11,116
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	41,128	41,127
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	37,052	37,052
Societe Generale
4.36%, 02/02/07(7)	25,936	25,936
Strips III LLC
4.57%, 07/24/06(7)(8)	9,775	9,775
SunTrust Bank
4.62%, 04/28/06	55,578	55,578
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	82,626	82,621
Toyota Motor Credit Corp.
4.53%, 04/10/06	16,673	16,673
UniCredito Italiano SpA
4.43%, 06/14/06	48,168	48,162
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	37,052	37,052
US Bank N.A.
4.49%, 09/29/06	16,673	16,671
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	120,419	120,419
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	73,542	73,542
Wells Fargo & Co.
4.46%, 09/15/06(7)	18,526	18,527
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	27,789	27,787
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	38,905	38,905
Winston Funding Ltd.
4.68%, 04/23/06(7)	26,455	26,455
World Savings Bank
4.37%, 03/09/06	55,578	55,578

		2,868,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,471,655)		5,471,655

TOTAL INVESTMENTS IN SECURITIES—109.32%
(Cost: $59,495,774)		64,035,859
Other Assets, Less Liabilities—(9.32)%		(5,458,650)

NET ASSETS—100.00%		$58,577,209

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—100.54%

ADVERTISING—0.37%
Marchex Inc. Class B(1)(2)	3,517	$85,533
Ventiv Health Inc.(1)	4,050	103,234

		188,767
AEROSPACE & DEFENSE—1.74%
AAR Corp.(1)	4,617	110,023
Argon ST Inc.(1)	2,042	58,462
BE Aerospace Inc.(1)	8,744	183,799
Engineered Support Systems Inc.	6,256	269,133
HEICO Corp.	1,095	27,638
K&F Industries Holdings Inc.(1)	2,741	46,899
MTC Technologies Inc.(1)	1,525	44,545
Teledyne Technologies Inc.(1)	4,789	156,505

		897,004
AGRICULTURE—0.11%
Tejon Ranch Co.(1)	1,367	57,988

		57,988
AIRLINES—0.43%
AirTran Holdings Inc.(1)	13,113	222,134

		222,134
APPAREL—0.70%
Carter’s Inc.(1)	2,734	185,885
Guess? Inc.(1)	2,349	99,668
Volcom Inc.(1)	2,051	77,815

		363,368
AUTO MANUFACTURERS—0.20%
A.S.V. Inc.(1)	3,059	100,947

		100,947
BANKS—1.23%
Bank of the Ozarks Inc.(2)	1,560	56,846
PrivateBancorp Inc.(2)	3,177	120,122
Signature Bank(1)	3,770	114,796
Texas Capital Bancshares Inc.(1)	3,515	77,154
Western Alliance Bancorp(1)	2,357	74,481
Wintrust Financial Corp.	3,600	193,320

		636,719
BEVERAGES—0.39%
Hansen Natural Corp.(1)(2)	2,323	203,959

		203,959
BIOTECHNOLOGY—2.90%
Digene Corp.(1)	2,919	96,911
Encysive Pharmaceuticals Inc.(1)	8,651	81,925
ICOS Corp.(1)	8,891	220,941
Illumina Inc.(1)	5,118	109,730
Integra LifeSciences Holdings Corp.(1)(2)	2,729	106,431
Martek Biosciences Corp.(1)(2)	4,787	137,866
Myogen Inc.(1)	3,628	135,397
Nektar Therapeutics(1)	12,886	255,143
Regeneron Pharmaceuticals Inc.(1)	5,762	87,755
Serologicals Corp.(1)(2)	5,138	114,886
Telik Inc.(1)(2)	7,977	153,079

		1,500,064
BUILDING MATERIALS—0.19%
Drew Industries Inc.(1)	2,535	95,443

		95,443
CHEMICALS—0.26%
Symyx Technologies Inc.(1)	4,942	136,696

		136,696
COAL—0.82%
Alpha Natural Resources Inc.(1)	7,692	180,993

Foundation Coal Holdings Inc.	5,472	243,285

		424,278
COMMERCIAL SERVICES—6.74%
Aaron Rents Inc.	5,947	143,025
Administaff Inc.	3,542	152,448
Advisory Board Co. (The)(1)	2,712	135,546
Bright Horizons Family Solutions Inc.(1)	4,067	158,938
Chemed Corp.	3,829	203,550
Coinstar Inc.(1)	3,532	87,947
Corinthian Colleges Inc.(1)	13,718	173,944
CoStar Group Inc.(1)(2)	2,513	125,650
CRA International Inc.(1)	1,720	83,042
DeVry Inc.(1)(2)	9,381	215,669
Educate Inc.(1)	2,991	37,328
Euronet Worldwide Inc.(1)(2)	4,657	150,281
First Advantage Corp. Class A(1)	1,399	38,500
Gartner Inc.(1)	7,945	109,323
Global Cash Access Inc.(1)	2,451	37,892
Healthcare Services Group Inc.	3,626	70,961
Hudson Highland Group Inc.(1)	3,593	59,141
iPayment Holdings Inc.(1)	2,106	87,694
Labor Ready Inc.(1)	8,086	188,323
LECG Corp.(1)	2,870	48,159
Morningstar Inc.(1)	1,506	58,026
Navigant Consulting Inc.(1)	7,456	169,400
PRA International(1)	2,895	75,444
Resources Connection Inc.(1)(2)	7,257	197,318
Rollins Inc.	5,391	115,853
SFBC International Inc.(1)(2)	2,776	61,211
Sotheby’s Holdings Inc. Class A(1)	7,101	141,239
Strayer Education Inc.	2,249	199,171
Universal Technical Institute Inc.(1)	3,119	113,999
VistaPrint Ltd.(1)	1,528	46,191

		3,485,213
COMPUTERS—3.69%
Advanced Digital Information Corp.(1)	9,273	92,823
Anteon International Corp.(1)	5,198	286,670
FactSet Research Systems Inc.	5,635	224,724
Intergraph Corp.(1)	4,297	164,188
Kanbay International Inc.(1)	3,423	57,712
Kronos Inc.(1)	4,865	191,195
Lexar Media Inc.(1)	11,372	88,360
Manhattan Associates Inc.(1)	4,484	97,572
MICROS Systems Inc.(1)	5,792	267,301
M-Systems Flash Disk Pioneers Ltd.(1)	4,998	144,842
Sykes Enterprises Inc.(1)	3,745	48,685
Synaptics Inc.(1)	3,675	101,136
TALX Corp.	4,503	141,124

		1,906,332
DISTRIBUTION & WHOLESALE—0.92%
Beacon Roofing Supply Inc.(1)	3,981	132,209
Central European Distribution Corp.(1)	1,899	73,036
LKQ Corp.(1)	6,908	155,361
ScanSource Inc.(1)	1,956	115,032

		475,638
DIVERSIFIED FINANCIAL SERVICES—1.57%
Asset Acceptance Capital Corp.(1)	2,264	55,242
Calamos Asset Management Inc. Class A	3,545	123,153
GFI Group Inc.(1)	1,010	55,136
Greenhill & Co. Inc.	1,365	78,051
National Financial Partners Corp.	4,947	264,714
optionsXpress Holdings Inc.	4,075	118,990
Portfolio Recovery Associates Inc.(1)	2,367	116,575

		811,861
ELECTRIC—0.17%
ITC Holdings Corp.	1,899	51,653
Ormat Technologies Inc.	960	33,840

		85,493
ELECTRICAL COMPONENTS & EQUIPMENT—1.02%
Energy Conversion Devices Inc.(1)	4,505	226,872
Greatbatch Inc.(1)	3,240	84,370
Intermagnetics General Corp.(1)	4,238	170,961
Vicor Corp.	2,793	47,341

		529,544
ELECTRONICS—3.22%
Cymer Inc.(1)	5,579	251,836
Dionex Corp.(1)	3,039	161,158

Dolby Laboratories Inc. Class A(1)	4,658	94,883
Electro Scientific Industries Inc.(1)	4,265	108,630
FEI Co.(1)(2)	3,751	86,573
FLIR Systems Inc.(1)	10,370	245,769
II-VI Inc.(1)	3,691	64,223
Ionatron Inc.(1)(2)	3,608	36,296
Itron Inc.(1)	3,529	168,933
Rogers Corp.(1)(2)	2,543	119,801
Trimble Navigation Ltd.(1)	8,129	325,323

		1,663,425
ENERGY-ALTERNATE SOURCES—1.34%
Covanta Holding Corp.(1)	16,387	283,495
Headwaters Inc.(1)(2)	6,336	218,592
KFx Inc.(1)(2)	9,427	189,388

		691,475
ENGINEERING & CONSTRUCTION—0.20%
Insituform Technologies Inc. Class A(1)(2)	4,053	102,987

		102,987
ENTERTAINMENT—0.75%
Alliance Gaming Corp.(1)	7,107	108,097
Macrovision Corp.(1)	7,709	143,310
Shuffle Master Inc.(1)(2)	5,387	136,830

		388,237
ENVIRONMENTAL CONTROL—0.32%
Mine Safety Appliances Co.(2)	4,204	167,445

		167,445
FOOD—0.36%
United Natural Foods Inc.(1)(2)	5,722	184,992

		184,992
HEALTH CARE-PRODUCTS—6.60%
American Medical Systems Holdings Inc.(1)	9,680	219,349
ArthroCare Corp.(1)(2)	3,671	164,424
Aspect Medical Systems Inc.(1)(2)	2,489	90,027
Biosite Inc.(1)	2,601	129,842
Cyberonics Inc.(1)(2)	3,309	99,303
Diagnostic Products Corp.	3,442	174,854
DJ Orthopedics Inc.(1)	2,707	88,871
FoxHollow Technologies Inc.(1)(2)	1,919	51,564
Haemonetics Corp.(1)	3,826	198,952
Hologic Inc.(1)	6,716	345,605
ICU Medical Inc.(1)	1,879	67,719
Immucor Inc.(1)	6,810	204,641
Kyphon Inc.(1)(2)	5,545	230,506
Laserscope(1)(2)	3,017	81,368
LCA-Vision Inc.	2,532	142,222
PolyMedica Corp.	3,674	145,931
PSS World Medical Inc.(1)	9,791	173,790
SurModics Inc.(1)	2,488	91,757
Symmetry Medical Inc.(1)	3,465	73,735
Syneron Medical Ltd.(1)(2)	2,049	57,003
Thoratec Corp.(1)	6,380	161,414
Ventana Medical Systems Inc.(1)	4,925	198,675
Viasys Healthcare Inc.(1)	4,060	114,979
Wright Medical Group Inc.(1)(2)	4,724	105,440

		3,411,971
HEALTH CARE-SERVICES—3.74%
Amedisys Inc.(1)	2,393	108,523
American Healthways Inc.(1)(2)	5,221	233,274
AmSurg Corp.(1)	4,469	96,933
Centene Corp.(1)	6,416	168,677
LifePoint Hospitals Inc.(1)	7,850	242,173
Matria Healthcare Inc.(1)	3,104	132,448
Molina Healthcare Inc.(1)	1,722	45,564
Odyssey Healthcare Inc.(1)	5,224	106,465
Psychiatric Solutions Inc.(1)	7,721	254,716
Radiation Therapy Services Inc.(1)	1,659	49,604
Symbion Inc.(1)	2,592	59,875
United Surgical Partners International Inc.(1)	6,559	254,227
Wellcare Health Plans Inc.(1)	4,506	182,178

		1,934,657
HOME BUILDERS—0.38%
Champion Enterprises Inc.(1)	11,151	152,880
Williams Scotsman International Inc.(1)	2,335	44,949

		197,829

HOME FURNISHINGS—0.16%
Tempur-Pedic International Inc.(1)	6,855	79,929

		79,929
INTERNET—8.11%
aQuantive Inc.(1)(2)	8,979	233,544
Avocent Corp.(1)	7,540	250,856
Blue Coat Systems Inc.(1)	1,845	75,627
Blue Nile Inc.(1)	2,429	90,723
CMGI Inc.(1)	68,796	103,194
Digital Insight Corp.(1)	5,089	182,542
Digital River Inc.(1)(2)	5,206	174,817
Digitas Inc.(1)	13,325	174,424
Equinix Inc.(1)(2)	4,136	194,102
eResearch Technology Inc.(1)(2)	6,084	108,721
GSI Commerce Inc.(1)	2,568	43,322
InfoSpace Inc.(1)	4,326	102,137
Internet Security Systems Inc.(1)	5,776	123,144
iVillage Inc.(1)	8,350	62,792
j2 Global Communications Inc.(1)	3,715	177,391
Jupitermedia Corp.(1)(2)	3,226	52,229
NetFlix Inc.(1)(2)	4,261	117,391
NetRatings Inc.(1)	2,310	31,046
Nutri/System Inc.(1)	3,989	195,062
Openwave Systems Inc.(1)	13,454	290,068
Opsware Inc.(1)	12,725	93,147
Overstock.com Inc.(1)(2)	1,866	44,691
Redback Networks Inc.(1)	8,333	140,411
Sapient Corp.(1)	12,440	82,104
TIBCO Software Inc.(1)	30,378	242,720
TriZetto Group Inc. (The)(1)	6,412	117,724
ValueClick Inc.(1)(2)	15,084	283,881
WebEx Communications Inc.(1)(2)	5,028	122,080
WebMD Health Corp. Class A(1)	1,213	48,447
Websense Inc.(1)(2)	3,565	235,040

		4,193,377
LEISURE TIME—0.43%
Life Time Fitness Inc.(1)	2,907	112,181
WMS Industries Inc.(1)	4,267	111,753

		223,934
LODGING—0.50%
Gaylord Entertainment Co.(1)	6,047	260,021

		260,021
MACHINERY—1.87%
Astec Industries Inc.(1)	2,305	88,627
Bucyrus International Inc. Class A	3,039	185,956
Cognex Corp.	6,090	177,706
Gardner Denver Inc.(1)	3,908	206,733
Middleby Corp. (The)(1)	934	88,263
Wabtec Corp.	6,909	218,117

		965,402
MANUFACTURING—2.12%
Actuant Corp. Class A	4,151	237,645
Ceradyne Inc.(1)(2)	3,434	196,562
ESCO Technologies Inc.(1)	3,857	189,533
Hexcel Corp.(1)	9,958	207,823
Matthews International Corp. Class A	4,935	184,520
Raven Industries Inc.	2,589	81,812

		1,097,895
MEDIA—0.78%
Central European Media Enterprises Ltd.(1)	3,228	194,713
Crown Media Holdings Inc.(1)(2)	1,460	13,330
Cumulus Media Inc. Class A(1)(2)	7,845	103,632
Entravision Communications Corp.(1)	8,425	59,818
Salem Communications Corp. Class A(1)	2,073	31,800

		403,293
MINING—0.61%
Apex Silver Mines Ltd.(1)	7,477	119,856
Coeur d’Alene Mines Corp.(1)	37,820	195,908

		315,764
OIL & GAS—1.95%
ATP Oil & Gas Corp.(1)	2,844	121,012
Atwood Oceanics Inc.(1)	1,988	193,094
Bill Barrett Corp.(1)	4,274	164,122
Bois d’Arc Energy LLC(1)	2,822	53,110
Carrizo Oil & Gas Inc.(1)	3,276	94,545
Crosstex Energy Inc.	1,211	97,146
Delta Petroleum Corp.(1)(2)	6,177	152,634

Pioneer Drilling Co.(1)	5,879	134,041

		1,009,704
OIL & GAS SERVICES—4.20%
CARBO Ceramics Inc.	2,957	199,213
Core Laboratories NV(1)	3,955	176,314
Dril-Quip Inc.(1)	1,571	98,926
Global Industries Ltd.(1)	13,095	183,330
Hornbeck Offshore Services Inc.(1)	3,523	140,145
Hydril Co. LP(1)	2,943	242,356
Input/Output Inc.(1)	10,668	83,957
Lufkin Industries Inc.	2,131	143,629
Oil States International Inc.(1)	4,559	186,463
Superior Energy Services Inc.(1)	11,382	309,021
Tetra Technologies Inc.(1)	5,172	205,225
W-H Energy Services Inc.(1)	4,238	204,611

		2,173,190
PACKAGING & CONTAINERS—0.22%
Greif Inc. Class A	1,721	112,072

		112,072
PHARMACEUTICALS—7.52%
Abgenix Inc.(1)	11,955	263,847
Adams Respiratory Therapeutics Inc.(1)	3,518	151,907
Alkermes Inc.(1)	13,595	330,902
Cubist Pharmaceuticals Inc.(1)	8,046	174,115
CV Therapeutics Inc.(1)	6,666	164,050
First Horizon Pharmaceutical Corp.(1)(2)	4,016	67,509
HealthExtras Inc.(1)	3,434	112,979
Idenix Pharmaceuticals Inc.(1)	3,009	68,455
K-V Pharmaceutical Co. Class A(1)	5,447	131,000
MannKind Corp.(1)	5,058	91,550
Medicines Co. (The)(1)	7,050	135,713
Medicis Pharmaceutical Corp. Class A	8,250	255,008
MGI Pharma Inc.(1)	11,753	195,923
New River Pharmaceuticals Inc.(1)	1,898	63,222
NitroMed Inc.(1)	2,711	30,472
Onyx Pharmaceuticals Inc.(1)(2)	6,203	174,242
OSI Pharmaceuticals Inc.(1)	8,659	243,837
Pharmion Corp.(1)	3,016	50,277
Salix Pharmaceuticals Ltd.(1)	7,038	122,391
Tanox Inc.(1)	3,614	65,233
Taro Pharmaceutical Industries Ltd.(1)	3,623	53,838
Theravance Inc.(1)	6,187	169,462
United Therapeutics Inc.(1)	3,466	224,146
USANA Health Sciences Inc.(1)	1,619	64,938
Valeant Pharmaceuticals International	13,865	249,015
ViroPharma Inc.(1)	10,151	235,605

		3,889,636
REAL ESTATE INVESTMENT TRUSTS—0.97%
BioMed Realty Trust Inc.	6,767	181,559
Franklin Street Properties Corp.	8,268	171,478
U-Store-It Trust	6,903	147,586

		500,623
RETAIL—5.90%
Aeropostale Inc.(1)	8,441	255,171
Bebe Stores Inc.	3,464	69,904
Build-A-Bear Workshop Inc.(1)(2)	1,575	50,951
California Pizza Kitchen Inc.(1)	2,903	94,986
Children’s Place Retail Stores Inc. (The)(1)	2,787	122,043
Coldwater Creek Inc.(1)	8,346	170,258
Conn’s Inc.(1)	1,257	54,654
Dick’s Sporting Goods Inc.(1)	4,950	182,012
DSW Inc. Class A(1)	2,455	65,622
GameStop Corp. Class A(1)	4,954	199,696
GameStop Corp. Class B(1)	4,446	165,569
Guitar Center Inc.(1)	3,988	214,076
Hibbet Sporting Goods Inc.(1)	5,397	165,418
Hot Topic Inc.(1)(2)	6,895	99,012
P.F. Chang’s China Bistro Inc.(1)(2)	3,705	189,918
Panera Bread Co. Class A(1)	4,486	305,497
Rare Hospitality International Inc.(1)	5,131	161,883
Red Robin Gourmet Burgers Inc.(1)(2)	1,894	75,173
Select Comfort Corp.(1)(2)	5,402	149,095
Texas Roadhouse Inc. Class A(1)	7,312	113,409
World Fuel Services Corp.	4,164	143,491

		3,047,838
SAVINGS & LOANS—0.72%
Kearny Financial Corp.	3,324	44,874
KNBT Bancorp Inc.	4,632	74,112
NewAlliance Bancshares Inc.	17,474	254,421

		373,407

SEMICONDUCTORS—8.20%
AMIS Holdings Inc.(1)	5,197	53,789
Applied Micro Circuits Corp.(1)	46,214	152,044
ATMI Inc.(1)	5,624	188,966
Cabot Microelectronics Corp.(1)(2)	3,770	125,202
Cypress Semiconductor Corp.(1)	20,263	343,053
Entegris Inc.(1)	18,416	193,368
Exar Corp.(1)	5,245	70,650
FormFactor Inc.(1)	4,490	133,892
Genesis Microchip Inc.(1)	5,005	92,092
Hittite Microwave Corp.(1)	1,600	44,800
Micrel Inc.(1)	9,616	117,988
Microsemi Corp.(1)(2)	8,868	269,942
PMC-Sierra Inc.(1)	27,629	261,370
Power Integrations Inc.(1)	4,465	118,278
Rambus Inc.(1)	14,655	428,512
Semtech Corp.(1)	11,392	219,638
SigmaTel Inc.(1)	3,978	50,839
Silicon Image Inc.(1)	12,152	140,599
Silicon Laboratories Inc.(1)	6,128	301,681
SiRF Technology Holdings Inc.(1)	6,066	204,364
Standard Microsystems Corp.(1)	3,157	108,727
Tessera Technologies Inc.(1)	6,662	215,049
Varian Semiconductor Equipment Associates Inc.(1)	5,518	273,307
Zoran Corp.(1)	6,536	128,171

		4,236,321
SOFTWARE—7.45%
Advent Software Inc.(1)	3,437	90,256
Allscripts Healthcare Solutions Inc.(1)(2)	4,965	87,434
Altiris Inc.(1)	3,598	70,341
ANSYS Inc.(1)	4,837	212,151
Avid Technology Inc.(1)	6,289	312,375
Blackbaud Inc.	2,020	34,724
Blackboard Inc.(1)	2,037	52,453
Dendrite International Inc.(1)	5,965	86,612
Eclipsys Corp.(1)	6,158	135,845
Epicor Software Corp.(1)	5,973	79,441
FileNET Corp.(1)	6,393	179,388
Informatica Corp.(1)	13,127	193,229
InPhonic Inc.(1)(2)	3,094	26,051
ManTech International Corp. Class A(1)	2,566	71,745
Micromuse Inc.(1)	11,973	119,131
Midway Games Inc.(1)(2)	1,708	22,699
Nuance Communications Inc.(1)(2)	19,395	165,633
Per-Se Technologies Inc.(1)(2)	5,411	134,572
Progress Software Corp.(1)	5,912	170,029
Quality Systems Inc.	1,143	101,156
Quest Software Inc.(1)	8,294	131,377
SERENA Software Inc.(1)	4,105	96,919
Take-Two Interactive Software Inc.(1)(2)	10,784	171,034
THQ Inc.(1)(2)	9,410	247,013
Transaction Systems Architects Inc. Class A(1)	5,638	185,998
Trident Microsystems Inc.(1)	8,127	212,277
VeriFone Holdings Inc.(1)	5,825	148,654
Verint Systems Inc.(1)	1,864	67,570
Wind River Systems Inc.(1)	12,376	165,591
Witness Systems Inc.(1)	4,089	81,535

		3,853,233
STORAGE & WAREHOUSING—0.22%
Mobile Mini Inc.(1)(2)	2,302	114,455

		114,455
TELECOMMUNICATIONS—5.85%
Aeroflex Inc.(1)	11,273	136,291
Centennial Communications Corp.	3,658	34,495
Comtech Telecommunications Corp.(1)	3,342	106,510
Extreme Networks Inc.(1)	16,194	79,351
Foundry Networks Inc.(1)	18,796	282,504
InterDigital Communications Corp.(1)	8,266	213,511
Ixia(1)	5,224	65,822
NETGEAR Inc.(1)(2)	4,930	89,332
Newport Corp.(1)	6,072	103,042
Plantronics Inc.	7,274	254,590
Polycom Inc.(1)	15,083	292,309
RF Micro Devices Inc.(1)	28,313	206,119
SafeNet Inc.(1)	3,681	115,657
SBA Communications Corp.(1)	12,215	266,898
Sonus Networks Inc.(1)	37,397	175,018

Sycamore Networks Inc.(1)	27,932	138,263
Syniverse Holdings Inc.(1)	4,283	102,835
Tekelec(1)	9,664	151,242
UbiquiTel Inc.(1)	11,483	112,419
Viasat Inc.(1)	3,810	96,012

		3,022,220
TOYS, GAMES & HOBBIES—0.10%
LeapFrog Enterprises Inc.(1)(2)	4,403	49,930

		49,930
TRANSPORTATION—2.30%
EGL Inc.(1)	4,732	193,586
Forward Air Corp.	4,945	192,855
Heartland Express Inc.	7,035	163,845
Kansas City Southern Industries Inc.(1)	11,004	285,884
Kirby Corp.(1)	3,203	179,784
Knight Transportation Inc.(2)	8,409	171,039

		1,186,993

TOTAL COMMON STOCKS
(Cost: $47,738,305)		51,973,703

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—8.86%

CERTIFICATES OF DEPOSIT(3)—0.08%
Toronto-Dominion Bank
3.94%, 07/10/06	$15,462	15,462
Wells Fargo Bank N.A.
4.78%, 12/05/06	24,739	24,739

		40,201
COMMERCIAL PAPER(3)—0.54%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	30,924	30,714
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	17,172	17,151
CAFCO LLC
4.19%, 02/06/06	35,562	35,541
CC USA Inc.
4.23%, 04/21/06	9,277	9,191
CRC Funding LLC
4.19%, 02/03/06-02/06/06	47,932	47,917
Edison Asset Securitization LLC
4.37%, 05/08/06	15,462	15,282
Galaxy Funding Inc.
4.23%, 04/18/06	8,875	8,796
Grampian Funding LLC
4.41%, 05/15/06	15,462	15,267
HSBC PLC
3.88%, 02/03/06	9,277	9,275
Nordea North America Inc.
4.16%, 04/04/06	32,470	32,238
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	30,924	30,870
Sedna Finance Inc.
3.92%, 02/21/06	7,731	7,714
Sigma Finance Inc.
4.16%, 04/06/06	18,554	18,417

		278,373
LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	15,462	15,462

		15,462
MEDIUM-TERM NOTES(3)—0.20%
Dorada Finance Inc.
3.93%, 07/07/06	9,586	9,586
K2 USA LLC
3.94%, 07/07/06	18,554	18,554
Marshall & Ilsley Bank
5.18%, 12/15/06	30,924	31,016
Toronto-Dominion Bank
3.81%, 06/20/06	38,655	38,656
US Bank N.A.
2.85%, 11/15/06	6,185	6,095

		103,907

MONEY MARKET FUNDS—0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	29,548	29,548

		29,548
REPURCHASE AGREEMENTS(3)—2.44%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $463,912 (collateralized by U.S. Government obligations, value $474,193, 5.00%, 7/1/35).	$463,855	463,855
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $46,391 (collateralized by non-U.S. Government debt securities, value $51,139, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	46,385	46,385
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $154,637 (collateralized by U.S. Government obligations, value $158,064, 3.50% to 8.00%, 8/1/08 to 2/1/36).	154,618	154,618
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $77,319 (collateralized by non-U.S. Government debt securities, value $79,807, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	77,309	77,309
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $154,637 (collateralized by U.S. Government obligations, value $158,064, 4.00% to 5.50%, 9/1/20 to 1/1/36).	154,618	154,618
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $92,783 (collateralized by non-U.S. Government debt securities, value $97,628, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	92,771	92,771
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $46,391 (collateralized by non-U.S. Government debt securities, value $47,885, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	46,385	46,385
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $69,587 (collateralized by U.S. Government obligations, value $71,827, 3.50% to 6.00%, 10/25/11 to 5/25/34).	69,578	69,578
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $154,638 (collateralized by non-U.S. Government debt securities, value $161,048, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	154,618	154,618

		1,260,137
TIME DEPOSITS(3)—0.88%
Abbey National Treasury Services PLC
4.49%, 02/01/06	108,233	108,233
Deutsche Bank AG
4.47%-4.48%, 02/01/06	133,550	133,550
Societe Generale
4.48%, 02/01/06	154,618	154,618
UBS AG
4.48%, 02/01/06	61,847	61,847

		458,248
VARIABLE & FLOATING RATE NOTES(3)—4.63%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	108,697	108,721
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	72,671	72,671
American Express Centurion Bank
4.52%, 06/29/06	12,369	12,369
American Express Credit Corp.
4.49%, 02/05/07	9,277	9,285
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	100,502	100,536
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	20,100	20,100
Bank of Ireland
4.46%, 12/20/06(7)	30,924	30,924

Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	77,000	76,998
BMW US Capital LLC
4.44%, 02/15/07(7)	30,924	30,924
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	83,185	83,183
Commodore CDO Ltd.
4.56%, 12/12/06(7)	7,731	7,731
Credit Suisse First Boston NY
4.39%, 05/09/06	30,924	30,924
DEPFA Bank PLC
4.50%, 12/15/06	30,924	30,924
Descartes Funding Trust
4.47%, 11/15/06(7)	13,916	13,916
Dorada Finance Inc.
4.47%, 06/26/06(7)	7,731	7,731
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	30,924	30,924
Fifth Third Bancorp.
4.49%, 01/23/07(7)	61,847	61,847
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	21,647	21,646
General Electric Capital Corp.
4.52%, 01/09/07	13,916	13,926
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	23,193	23,193
Hartford Life Global Funding Trusts
4.46%, 02/15/07	30,924	30,924
HBOS Treasury Services PLC
4.57%, 01/24/07	30,924	30,924
Holmes Financing PLC
4.44%, 12/15/06(7)	85,040	85,040
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	26,285	26,290
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	89,679	89,675
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	32,385	32,385
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	74,217	74,217
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	47,932	47,934
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	92,462	92,505
Mound Financing PLC
4.38%, 11/08/06(7)	61,847	61,847
Natexis Banques Populaires
4.45%, 01/12/07(7)	23,193	23,193
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	83,494	83,497
Nordea Bank AB
4.42%, 01/11/07(7)	54,116	54,116
Northern Rock PLC
4.40%, 02/02/07(7)	37,108	37,110
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	84,112	84,113
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	77,309	77,309
Principal Life Income Funding Trusts
4.29%, 05/10/06	23,193	23,193
Royal Bank of Scotland
4.50%, 08/30/06	30,924	30,920
Sedna Finance Inc.
4.46%, 09/20/06(7)	9,277	9,277
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	34,325	34,325
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	30,924	30,924
Societe Generale
4.36%, 02/02/07(7)	21,647	21,647
Strips III LLC
4.57%, 07/24/06(7)(8)	8,158	8,158
SunTrust Bank
4.62%, 04/28/06	46,385	46,385
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	68,960	68,955
Toyota Motor Credit Corp.
4.53%, 04/10/06	13,916	13,916
UniCredito Italiano SpA
4.43%, 06/14/06	40,201	40,196
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	30,924	30,924
US Bank N.A.
4.49%, 09/29/06	13,916	13,913

Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	100,502	100,502
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	61,378	61,379
Wells Fargo & Co.
4.46%, 09/15/06(7)	15,462	15,463
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	23,193	23,191
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	32,470	32,470
Winston Funding Ltd.
4.68%, 04/23/06(7)	22,079	22,079
World Savings Bank
4.37%, 03/09/06	46,385	46,385

		2,393,754

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,579,630)		4,579,630

TOTAL INVESTMENTS IN SECURITIES—109.40%
(Cost: $52,317,935)		56,553,333
Other Assets, Less Liabilities—(9.40)%		(4,860,594)

NET ASSETS—100.00%		$51,692,739

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Schedule of Investments (Unaudited)

SHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2006

Security	Shares	Value

COMMON STOCKS—100.11%

ADVERTISING—0.31%
Catalina Marketing Corp.	9,374	$209,509

		209,509
AGRICULTURE—0.37%
Universal Corp.	5,314	251,086

		251,086
AIRLINES—0.91%
Continental Airlines Inc. Class B(1)	17,614	368,309
ExpressJet Holdings Inc.(1)	7,917	56,132
US Airways Group Inc.(1)	6,730	197,458

		621,899
APPAREL—0.67%
Kellwood Co.(2)	5,709	138,215
Tommy Hilfiger Corp.(1)	19,146	315,909

		454,124
AUTO MANUFACTURERS—0.20%
Wabash National Corp.	6,425	137,045

		137,045
AUTO PARTS & EQUIPMENT—2.15%
American Axle & Manufacturing Holdings Inc.	9,218	171,363
ArvinMeritor Inc.	14,445	252,065
Bandag Inc.	1,362	60,772
Cooper Tire & Rubber Co.	13,339	199,952
Dana Corp.	31,124	151,574
Modine Manufacturing Co.	6,879	186,421
Superior Industries International Inc.(2)	4,515	104,748
Tenneco Inc.(1)	8,760	192,282
Visteon Corp.(1)	26,863	141,031

		1,460,208
BANKS—12.37%
Alabama National Bancorp	3,273	227,539
AMCORE Financial Inc.	4,755	144,219
BancFirst Corp.	759	63,118
BancorpSouth Inc.	15,018	346,015
Central Pacific Financial Corp.	6,256	230,221
Chemical Financial Corp.	4,827	151,809
Chittenden Corp.	9,597	272,267
Citizens Banking Corp.	7,706	214,381
City Holding Co.	3,740	139,352
Community Bank System Inc.(2)	6,348	147,654
Community Banks Inc.	4,808	137,942
First BanCorp (Puerto Rico)	15,615	199,560
First Charter Corp.	6,175	148,200
First Commonwealth Financial Corp.	14,484	195,534
First Financial Bancorp(2)	9,076	160,554
First Financial Bankshares Inc.(2)	3,709	135,861
First Midwest Bancorp Inc.	9,692	338,348
FNB Corp. (Pennsylvania)(2)	10,802	181,906
Greater Bay Bancorp	10,649	276,235
Hancock Holding Co.	6,043	247,763
Harleysville National Corp.	5,722	149,630
Irwin Financial Corp.	3,678	78,783
Mid-State Bancshares	4,722	132,122
National Penn Bancshares Inc.	8,122	185,019
NBT Bancorp Inc.	6,757	156,425
Old National Bancorp	14,418	301,769
Pacific Capital Bancorp	9,006	331,331
Park National Corp.(2)	2,409	282,359
Provident Bankshares Corp.	6,871	252,372
R&G Financial Corp. Class B	6,145	79,824
Republic Bancorp Inc.(2)	15,844	205,180
S&T Bancorp Inc.(2)	4,931	181,313
Santander BanCorp	1,116	28,525
Susquehanna Bancshares Inc.	9,685	233,796
TrustCo Bank Corp. NY(2)	15,497	196,502

Trustmark Corp.	10,260	290,563
UMB Financial Corp.	3,169	213,464
United Bancshares Inc.(2)	8,587	320,037
Unizan Financial Corp.	4,529	121,332
W Holding Co. Inc.	27,578	237,447
WesBanco Inc.	4,283	127,505
Westamerica Bancorp	6,625	356,557

		8,420,333
BIOTECHNOLOGY—0.26%
Applera Corp.-Celera Genomics Group(1)	15,231	179,117

		179,117
BUILDING MATERIALS—0.91%
Lennox International Inc.	11,354	362,760
Texas Industries Inc.	4,721	254,037

		616,797
CHEMICALS—3.46%
Ferro Corp.	8,689	170,913
Fuller (H.B.) Co.(2)	5,957	225,115
Georgia Gulf Corp.	7,114	243,299
Hercules Inc.(1)	20,955	245,383
MacDermid Inc.	5,258	158,529
NL Industries Inc.(2)	1,564	21,067
Olin Corp.	14,560	298,480
PolyOne Corp.(1)	19,037	136,305
Rockwood Holdings Inc.(1)	4,256	90,355
Schulman (A.) Inc.	6,356	156,675
Sensient Technologies Corp.	9,101	172,555
Spartech Corp.	6,659	160,016
Terra Industries Inc.(1)	19,317	133,287
UAP Holding Corp.	6,933	146,702

		2,358,681
COMMERCIAL SERVICES—4.00%
ABM Industries Inc.	8,266	157,963
Alderwoods Group Inc.(1)	8,310	143,597
Banta Corp.	4,987	254,935
Central Parking Corp.	3,710	54,722
Dollar Thrifty Automotive Group Inc.(1)	4,887	185,364
NCO Group Inc.(1)	6,121	104,241
PHH Corp.(1)	10,978	316,276
Pre-Paid Legal Services Inc.(2)	3,005	114,761
Quanta Services Inc.(1)(2)	21,085	292,027
Rent-A-Center Inc.(1)	15,587	319,533
Stewart Enterprises Inc. Class A	19,951	110,529
United Rentals Inc.(1)	13,765	403,452
Watson Wyatt Worldwide Inc.	8,673	264,006

		2,721,406
COMPUTERS—2.45%
Brocade Communications Systems Inc.(1)	54,504	250,718
Gateway Inc.(1)	48,083	130,786
Imation Corp.	7,014	317,945
Maxtor Corp.(1)	51,573	474,472
Palm Inc.(1)	9,108	359,584
Quantum Corp.(1)	37,510	133,160

		1,666,665
COSMETICS & PERSONAL CARE—0.16%
Revlon Inc. Class A(1)	30,950	107,087

		107,087
DISTRIBUTION & WHOLESALE—0.89%
Owens & Minor Inc.	8,187	256,253
United Stationers Inc.(1)	6,928	346,608

		602,861
DIVERSIFIED FINANCIAL SERVICES—1.35%
Doral Financial Corp.	19,403	210,911
Friedman, Billings, Ramsey Group Inc. Class A(2)	32,697	378,631
LaBranche & Co. Inc.(1)(2)	11,725	134,251
Piper Jaffray Companies Inc.(1)	4,283	192,007

		915,800
ELECTRIC—3.92%
ALLETE Inc.	5,493	243,285
Aquila Inc.(1)	77,605	283,258
Avista Corp.	10,096	192,935
Black Hills Corp.	6,769	240,976
CH Energy Group Inc.	3,270	153,363
Cleco Corp.	10,299	225,857
Duquesne Light Holdings Inc.	15,926	286,349

Empire District Electric Co. (The)	5,315	118,259
IDACORP Inc.(2)	8,671	274,524
MGE Energy Inc.	4,205	145,115
Otter Tail Corp.	5,326	162,976
UIL Holdings Corp.	2,748	132,838
UniSource Energy Corp.	6,696	207,107

		2,666,842
ELECTRONICS—0.53%
Watts Water Technologies Inc. Class A	5,202	175,203
Woodward Governor Co.	1,993	186,445

		361,648
ENGINEERING & CONSTRUCTION—1.55%
Foster Wheeler Ltd.(1)	9,306	458,320
Granite Construction Inc.	6,727	272,309
Washington Group International Inc.	5,476	325,001

		1,055,630
ENTERTAINMENT—0.31%
Magna Entertainment Corp. Class A(1)(2)	4,835	34,715
Six Flags Inc.(1)	15,387	178,643

		213,358
ENVIRONMENTAL CONTROL—0.21%
Metal Management Inc.	5,214	145,627

		145,627
FOOD—2.32%
Chiquita Brands International Inc.	8,034	145,496
Corn Products International Inc.	15,434	420,885
Fresh Del Monte Produce Inc.	5,207	119,709
Gold Kist Inc.(1)(2)	10,513	158,851
Great Atlantic & Pacific Tea Co.(1)	3,604	112,553
Lance Inc.	6,046	130,956
Ruddick Corp.	7,248	167,501
Sanderson Farms Inc.	4,134	115,752
TreeHouse Foods Inc.(1)	6,207	121,968
Weis Markets Inc.	2,022	84,823

		1,578,494
FOREST PRODUCTS & PAPER—0.82%
Bowater Inc.	11,595	317,007
Glatfelter Co.	7,977	113,433
Wausau Paper Corp.	10,077	128,482

		558,922
GAS—2.79%
Laclede Group Inc.(The)	4,093	133,514
New Jersey Resources Corp.	5,756	261,610
Nicor Inc.(2)	7,553	308,918
Northwest Natural Gas Co.	5,693	202,614
Peoples Energy Corp.(2)	7,823	291,172
South Jersey Industries Inc.	5,759	169,315
Southwest Gas Corp.	7,834	216,610
WGL Holdings Inc.	10,145	316,321

		1,900,074
HAND & MACHINE TOOLS—0.49%
Lincoln Electric Holdings Inc.	7,533	335,294

		335,294
HEALTH CARE-PRODUCTS—0.63%
CONMED Corp.(1)	6,187	146,261
Invacare Corp.	6,359	219,958
Vital Sign Inc.	1,276	65,472

		431,691
HEALTH CARE-SERVICES—0.84%
American Retirement Corp.(1)	7,239	197,118
Kindred Healthcare Inc.(1)	5,528	126,591
Magellan Health Services Inc.(1)	6,838	249,450

		573,159
HOME BUILDERS—0.92%
Fleetwood Enterprises Inc.(1)	13,171	156,735
M/I Homes Inc.	2,384	95,026
Meritage Homes Corp.(1)	4,670	282,535
Technical Olympic USA Inc.	3,992	90,618

		624,914
HOME FURNISHINGS—1.43%
Ethan Allen Interiors Inc.	6,563	278,993
Furniture Brands International Inc.(2)	10,547	253,761

La-Z-Boy Inc.(2)	10,743	175,541
Maytag Corp.	15,268	262,915

		971,210
HOUSEHOLD PRODUCTS & WARES—1.07%
American Greetings Corp. Class A(2)	13,264	270,718
Blyth Inc.	6,211	134,779
Helen of Troy Ltd.(1)	4,388	84,074
Tupperware Corp.	10,840	240,648

		730,219
INSURANCE—6.89%
Alfa Corp.	7,691	130,670
Argonaut Group Inc.(1)	6,276	223,112
Assured Guaranty Ltd.	10,254	261,169
CNA Surety Corp.(1)	3,256	52,389
Delphi Financial Group Inc. Class A	5,623	267,992
FBL Financial Group Inc. Class A	2,627	87,610
Great American Financial Resources Inc.	1,699	38,822
Harleysville Group Inc.	2,839	78,243
Horace Mann Educators Corp.	8,868	173,724
Infinity Property & Casualty Corp.	4,318	166,588
IPC Holdings Ltd.	9,776	266,494
LandAmerica Financial Group Inc.	3,440	226,971
Midland Co. (The)	2,777	103,582
Odyssey Re Holdings Corp.(2)	3,761	92,633
Ohio Casualty Corp.	13,265	399,807
Phoenix Companies Inc.(2)	18,709	282,319
Platinum Underwriters Holdings Ltd.	10,977	336,445
Presidential Life Corp.	4,483	96,250
RLI Corp.	4,707	257,238
Safety Insurance Group Inc.	2,856	114,526
Selective Insurance Group Inc.(2)	5,798	336,284
State Auto Financial Corp.	2,915	112,140
Stewart Information Services Corp.	3,563	190,442
UICI	6,752	246,651
United Fire & Casualty Co.(2)	3,696	151,610

		4,693,711
INTERNET—0.71%
EarthLink Inc.(1)	26,853	306,661
United Online Inc.	13,092	178,968

		485,629
INVESTMENT COMPANIES—0.17%
MCG Capital Corp.	7,493	116,891

		116,891
IRON & STEEL—2.17%
Carpenter Technology Corp.	4,543	411,414
Gibraltar Industries Inc.	6,104	164,991
Oregon Steel Mills Inc.(1)	7,412	305,152
Schnitzer Steel Industries Inc. Class A	4,647	155,396
Steel Dynamics Inc.	9,454	438,855

		1,475,808
LEISURE TIME—0.17%
K2 Inc.(1)	9,696	115,382

		115,382
MACHINERY—0.79%
Briggs & Stratton Corp.	10,746	373,853
NACCO Industries Inc.	1,217	166,534

		540,387
MANUFACTURING—3.01%
Acuity Brands Inc.	9,387	355,673
Barnes Group Inc.	3,719	140,839
EnPro Industries Inc.(1)	4,313	132,323
Federal Signal Corp.	10,038	177,974
Griffon Corp.(1)	5,769	136,148
Jacuzzi Brands Inc.(1)	15,672	148,727
Lancaster Colony Corp.	5,631	233,518
Smith (A.O.) Corp.	4,010	172,791
Tredegar Corp.	5,281	78,845
Trinity Industries Inc.(2)	9,303	475,011

		2,051,849
MEDIA—2.12%
Hollinger International Inc.	9,632	87,073
Journal Communications Inc. Class A	7,534	90,107
Journal Register Co.	8,714	123,826
Liberty Corp.	3,365	159,366
Media General Inc. Class A	4,325	206,951

Mediacom Communications Corp.(1)	12,834	77,132
Primedia Inc.(1)	32,021	64,362
Readers Digest Association Inc. (The)	20,658	328,256
Scholastic Corp.(1)	5,850	175,792
Sinclair Broadcast Group Inc. Class A	9,682	77,069
World Wrestling Entertainment Inc.	3,774	55,289

		1,445,223
METAL FABRICATE & HARDWARE—0.74%
Mueller Industries Inc.	6,909	200,568
Worthington Industries Inc.	14,813	305,592

		506,160
MINING—0.87%
Century Aluminum Co.(1)	4,951	168,730
Compass Minerals International Inc.	6,402	157,617
USEC Inc.	17,545	268,263

		594,610
OFFICE & BUSINESS EQUIPMENT—0.43%
IKON Office Solutions Inc.(2)	24,491	289,484

		289,484
OIL & GAS—2.50%
Atlas America Inc.(1)	2,781	195,365
Houston Exploration Co.(1)	5,891	365,772
Parker Drilling Co.(1)	20,304	243,242
Stone Energy Corp.(1)	5,231	261,602
Swift Energy Co.(1)	5,828	288,020
Whiting Petroleum Corp.(1)	7,503	347,389

		1,701,390
OIL & GAS SERVICES—0.46%
Hanover Compressor Co.(1)(2)	19,070	315,799

		315,799
PACKAGING & CONTAINERS—0.35%
Graphic Packaging Corp.(1)	21,043	57,237
Silgan Holdings Inc.	4,683	177,298

		234,535
PHARMACEUTICALS—0.42%
Perrigo Co.	18,467	288,270

		288,270
PIPELINES—0.45%
Dynegy Inc. Class A(1)	55,834	307,087

		307,087
REAL ESTATE INVESTMENT TRUSTS—15.18%
Alexandria Real Estate Equities Inc.	4,690	413,892
American Home Mortgage Investment Corp.	9,412	269,183
AMLI Residential Properties Trust	5,304	200,916
Annaly Mortgage Management Inc.	25,291	314,367
Anthracite Capital Inc.	11,387	127,762
Brandywine Realty Trust(2)	18,216	572,893
Colonial Properties Trust	9,340	431,695
Commercial Net Lease Realty Inc.	11,205	256,931
Cousins Properties Inc.	8,401	262,279
Deerfield Triarc Capital Corp.	8,529	112,071
EastGroup Properties Inc.	4,565	215,559
FelCor Lodging Trust Inc.	9,749	193,615
Fieldstone Investment Corp.	10,145	126,407
First Industrial Realty Trust Inc.	9,011	352,060
Getty Realty Corp.	4,024	114,805
Glenborough Realty Trust Inc.	7,487	147,344
Heritage Property Investment Trust Inc.(2)	5,547	196,919
Highwoods Properties Inc.	11,184	352,743
Home Properties Inc.	6,549	300,403
Impac Mortgage Holdings Inc.(2)	15,431	134,867
Inland Real Estate Corp.	12,581	192,867
Lexington Corporate Properties Trust	10,803	239,827
Maguire Properties Inc.(2)	7,089	239,608
Meristar Hospitality Corp.(1)	18,198	186,711
MFA Mortgage Investments Inc.	17,105	110,840
Mid-America Apartment Communities Inc.	4,528	231,154
National Health Investors Inc.	4,811	131,821
Nationwide Health Properties Inc.	14,088	322,193
New Century Financial Corp.	11,625	456,049
Newcastle Investment Corp.	8,478	230,602
Novastar Financial Inc.(2)	6,131	193,065
Omega Healthcare Investors Inc.	11,570	151,683
Parkway Properties Inc.	2,921	123,617
Post Properties Inc.(2)	8,497	345,743

PS Business Parks Inc.	3,418	187,477
RAIT Investment Trust(2)	5,722	155,123
Redwood Trust Inc.	4,856	210,993
Saxon Capital Inc.	10,355	123,639
Senior Housing Properties Trust	13,344	239,258
Sovran Self Storage Inc.	3,273	162,112
Sun Communities Inc.	3,783	125,709
Taubman Centers Inc.	10,592	397,730
Trustreet Properties Inc.	13,002	190,999
Washington Real Estate Investment Trust	8,681	286,299

		10,331,830
RETAIL—6.57%
Asbury Automotive Group Inc.(1)	3,186	57,348
Blockbuster Inc. Class A	22,280	92,016
Blockbuster Inc. Class B	13,914	52,317
Bob Evans Farms Inc.(2)	7,360	196,512
Borders Group Inc.	15,222	374,766
Brown Shoe Co. Inc.	3,551	159,866
Burlington Coat Factory Warehouse Corp.	4,133	184,662
Casey’s General Store Inc.	9,763	248,468
Cato Corp. Class A	6,367	137,464
CBRL Group Inc.	9,744	427,762
Domino’s Pizza Inc.	6,289	156,659
Group 1 Automotive Inc.(1)	4,388	151,298
IHOP Corp.	4,215	207,252
Jack in the Box Inc.(1)	7,591	301,818
Landry’s Restaurants Inc.(2)	3,637	111,438
Lithia Motors Inc. Class A(2)	3,229	98,258
Lone Star Steakhouse & Saloon Inc.	3,755	101,723
Payless ShoeSource Inc.(1)	14,173	345,254
Sonic Automotive Inc.	6,078	143,015
Sports Authority Inc. (The)(1)	5,468	200,785
Stage Stores Inc.	5,664	168,164
Talbots Inc. (The)	4,633	129,122
United Auto Group Inc.	4,163	159,443
Zale Corp.(1)	10,777	264,144

		4,469,554
SAVINGS & LOANS—1.65%
Anchor BanCorp Wisconsin Inc.	4,269	132,894
BankAtlantic Bancorp Inc. Class A	9,808	137,312
Dime Community Bancshares	7,025	103,900
FirstFed Financial Corp.(1)	3,421	214,497
Flagstar Bancorp Inc.(2)	6,452	97,941
MAF Bancorp Inc.	6,780	291,472
PFF Bancorp Inc.	4,664	147,616

		1,125,632
SEMICONDUCTORS—0.69%
Conexant Systems Inc.(1)	98,476	330,879
TriQuint Semiconductor Inc.(1)	28,519	139,173

		470,052
SOFTWARE—0.16%
Inter-Tel Inc.	4,193	90,904
Renaissance Learning Inc.	1,115	18,197

		109,101
TELECOMMUNICATIONS—3.25%
Black Box Corp.	3,660	185,306
CIENA Corp.(1)	118,687	474,748
Cincinnati Bell Inc.(1)	51,147	179,015
Commonwealth Telephone Enterprises Inc.	4,553	151,934
Dobson Communications Corp. Class A(1)(2)	31,255	231,912
IDT Corp.(1)	3,240	39,593
IDT Corp. Class B(1)(2)	10,586	130,737
Iowa Telecommunications Services Inc.	4,844	81,767
Price Communications Corp.(1)	8,813	133,164
3Com Corp.(1)	80,694	368,772
USA Mobility Inc.	5,110	142,927
Valor Communications Group Inc.	7,961	93,860

		2,213,735
TRANSPORTATION—1.63%
Arkansas Best Corp.	4,682	200,436
General Maritime Corp.	7,398	277,721
Knightsbridge Tankers Ltd.	3,565	93,403
SIRVA Inc.(1)	5,488	44,398
Swift Transportation Co. Inc.(1)	10,096	238,568
Werner Enterprises Inc.	11,778	253,816

		1,108,342

TRUCKING & LEASING—0.22%
AMERCO	1,857	150,473

		150,473
WATER—0.22%
California Water Service Group	3,533	149,976

		149,976

TOTAL COMMON STOCKS
(Cost: $64,254,396)		68,160,610

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—7.72%

CERTIFICATES OF DEPOSIT(3)—0.07%
Toronto-Dominion Bank
3.94%, 07/10/06	$17,756	17,756
Wells Fargo Bank N.A.
4.78%, 12/05/06	28,409	28,409

		46,165
COMMERCIAL PAPER(3)—0.47%
Amstel Funding Corp.
3.91%-4.40%, 02/15/06-05/08/06	35,511	35,279
Bryant Park Funding LLC
3.92%-4.50%, 02/03/06-02/22/06	19,719	19,696
CAFCO LLC
4.19%, 02/06/06	40,838	40,814
CC USA Inc.
4.23%, 04/21/06	10,653	10,554
CRC Funding LLC
4.19%, 02/03/06-02/06/06	55,042	55,025
Edison Asset Securitization LLC
4.37%, 05/08/06	17,756	17,549
Galaxy Funding Inc.
4.23%, 04/18/06	10,192	10,101
Grampian Funding LLC
4.41%, 05/15/06	17,756	17,532
HSBC PLC
3.88%, 02/03/06	10,653	10,651
Nordea North America Inc.
4.16%, 04/04/06	37,287	37,020
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	35,511	35,449
Sedna Finance Inc.
3.92%, 02/21/06	8,878	8,858
Sigma Finance Inc.
4.16%, 04/06/06	21,307	21,149

		319,677
LOAN PARTICIPATIONS(3)—0.03%
Army & Air Force Exchange Service
4.24%, 02/01/06	17,756	17,756

		17,756
MEDIUM-TERM NOTES(3)—0.17%
Dorada Finance Inc.
3.93%, 07/07/06	11,008	11,008
K2 USA LLC
3.94%, 07/07/06	21,307	21,306
Marshall & Ilsley Bank
5.18%, 12/15/06	35,511	35,617
Toronto-Dominion Bank
3.81%, 06/20/06	44,389	44,391
US Bank N.A.
2.85%, 11/15/06	7,102	6,999

		119,321
MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
4.41%(4)(5)	30,485	30,485

		30,485

REPURCHASE AGREEMENTS(3)—2.13%
Bank of America N.A. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $532,732 (collateralized by U.S. Government obligations, value $544,538, 5.00%, 7/1/35).	$532,666	532,666
Bear Stearns Companies Inc. (The) Repurchase Agreement, 4.56%, due 2/1/06, maturity value $53,274 (collateralized by non-U.S. Government debt securities, value $58,726, 0.00% to 7.53%, 11/25/30 to 3/25/46).(6)	53,267	53,267
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $177,577 (collateralized by U.S. Government obligations, value $181,513, 3.50% to 8.00%, 8/1/08 to 2/1/36).	177,555	177,555
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 4.55%, due 2/1/06, maturity value $88,789 (collateralized by non-U.S. Government debt securities, value $91,646, 3.21% to 5.96%, 8/3/14 to 8/19/45).(6)	88,778	88,778
Goldman Sachs Group Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $177,577 (collateralized by U.S. Government obligations, value $181,513, 4.00% to 5.50%, 9/1/20 to 1/1/36).	177,555	177,555
Goldman Sachs Group Inc. Repurchase Agreement, 4.65%, due 2/1/06, maturity value $106,547 (collateralized by non-U.S. Government debt securities, value $112,111, 0.00% to 10.00%, 7/30/08 to 12/1/10).(6)	106,533	106,533
Merrill Lynch & Co. Inc. Repurchase Agreement, 4.60%, due 2/1/06, maturity value $53,274 (collateralized by non-U.S. Government debt securities, value $54,988, 4.60% to 9.25%, 5/15/06 to 2/1/24).(6)	53,267	53,267
Merrill Lynch Government Securities Inc. Repurchase Agreement, 4.46%, due 2/1/06, maturity value $79,910 (collateralized by U.S. Government obligations, value $82,482, 3.50% to 6.00%, 10/25/11 to 5/25/34).	79,900	79,900
Morgan Stanley Repurchase Agreement, 4.55%, due 2/1/06, maturity value $177,577 (collateralized by non-U.S. Government debt securities, value $184,939, 0.00% to 8.85%, 2/3/06 to 3/15/42).(6)	177,555	177,555

		1,447,076
TIME DEPOSITS(3)—0.77%
Abbey National Treasury Services PLC
4.49%, 02/01/06	124,289	124,289
Deutsche Bank AG
4.47%-4.48%, 02/01/06	153,362	153,361
Societe Generale
4.48%, 02/01/06	177,555	177,555
UBS AG
4.48%, 02/01/06	71,022	71,022

		526,227
VARIABLE & FLOATING RATE NOTES(3)—4.04%
Allstate Life Global Funding II
4.44%-4.53%, 11/09/06-02/27/07(7)	124,821	124,851
American Express Bank
4.44%-4.52%, 06/29/06-10/25/06	83,451	83,450
American Express Centurion Bank
4.52%, 06/29/06	14,204	14,204
American Express Credit Corp.
4.49%, 02/05/07	10,653	10,663
ASIF Global Financing
4.34%-4.55%, 05/30/06-08/11/06(7)	115,411	115,450
Australia & New Zealand Banking Group Ltd.
4.49%, 02/23/07(7)	23,082	23,082
Bank of Ireland
4.46%, 12/20/06(7)	35,511	35,511
Beta Finance Inc.
4.37%-4.49%, 04/25/06-06/09/06(7)	88,423	88,420
BMW US Capital LLC
4.44%, 02/15/07(7)	35,511	35,511
CC USA Inc.
4.42%-4.48%, 03/23/06-07/14/06(7)	95,525	95,523
Commodore CDO Ltd.
4.56%, 12/12/06(7)	8,878	8,878
Credit Suisse First Boston NY
4.39%, 05/09/06	35,511	35,511
DEPFA Bank PLC
4.50%, 12/15/06	35,511	35,511

Descartes Funding Trust
4.47%, 11/15/06(7)	15,980	15,980
Dorada Finance Inc.
4.47%, 06/26/06(7)	8,878	8,877
Eli Lilly Services Inc.
4.36%, 09/01/06(7)	35,511	35,511
Fifth Third Bancorp.
4.49%, 01/23/07(7)	71,022	71,022
Five Finance Inc.
4.49%-4.52%, 02/27/06-06/26/06(7)	24,858	24,858
General Electric Capital Corp.
4.52%, 01/09/07	15,980	15,992
Greenwich Capital Holdings Inc.
4.35%-4.38%, 02/10/06-03/02/06	26,633	26,634
Hartford Life Global Funding Trusts
4.46%, 02/15/07	35,511	35,511
HBOS Treasury Services PLC
4.57%, 01/24/07	35,511	35,511
Holmes Financing PLC
4.44%, 12/15/06(7)	97,656	97,656
HSBC Bank USA N.A.
4.27%-4.64%, 05/04/06-08/03/06	30,184	30,190
K2 USA LLC
4.34%-4.46%, 02/15/06-09/11/06(7)	102,982	102,978
Leafs LLC
4.49%, 02/21/06-01/22/07(7)	37,190	37,189
Links Finance LLC
4.46%-4.65%, 02/06/06-03/15/06(7)	85,227	85,227
Marshall & Ilsley Bank
4.45%-4.59%, 02/20/06-12/15/06	55,042	55,044
Metropolitan Life Global Funding I
4.39%-4.55%, 08/28/06-02/06/07(7)	106,178	106,229
Mound Financing PLC
4.38%, 11/08/06(7)	71,022	71,022
Natexis Banques Populaires
4.45%, 01/12/07(7)	26,633	26,633
Nationwide Building Society
4.45%-4.58%, 01/05/07-01/26/07(7)	95,880	95,883
Nordea Bank AB
4.42%, 01/11/07(7)	62,144	62,144
Northern Rock PLC
4.40%, 02/02/07(7)	42,613	42,615
Permanent Financing PLC
4.38%, 03/10/06-06/12/06(7)	96,590	96,590
Pfizer Investment Capital PLC
4.43%, 12/15/06(7)	88,778	88,778
Principal Life Income Funding Trusts
4.29%, 05/10/06	26,633	26,634
Royal Bank of Scotland
4.50%, 08/30/06	35,511	35,507
Sedna Finance Inc.
4.46%, 09/20/06(7)	10,653	10,653
Sigma Finance Inc.
4.43%-4.45%, 03/20/06-08/15/06(7)	39,417	39,417
Skandinaviska Enskilda Bank NY
4.47%, 11/16/06(7)	35,511	35,511
Societe Generale
4.36%, 02/02/07(7)	24,858	24,858
Strips III LLC
4.57%, 07/24/06(7)(8)	9,368	9,368
SunTrust Bank
4.62%, 04/28/06	53,267	53,267
Tango Finance Corp.
4.47%-4.49%, 05/25/06-09/27/06(7)	79,190	79,185
Toyota Motor Credit Corp.
4.53%, 04/10/06	15,980	15,980
UniCredito Italiano SpA
4.43%, 06/14/06	46,164	46,158
Union Hamilton Special Funding LLC
4.52%, 03/28/06(7)	35,511	35,511
US Bank N.A.
4.49%, 09/29/06	15,980	15,977
Variable Funding Capital Corp.
4.37%-4.42%, 02/16/06-03/13/06	115,411	115,411
Wachovia Asset Securitization Inc.
4.52%, 02/26/06(7)	70,484	70,484
Wells Fargo & Co.
4.46%, 09/15/06(7)	17,756	17,757
WhistleJacket Capital Ltd.
4.47%-4.52%, 06/22/06-07/28/06(7)	26,633	26,631
White Pine Finance LLC
4.45%-4.49%, 03/27/06-06/20/06(7)	37,287	37,286
Winston Funding Ltd.
4.68%, 04/23/06(7)	25,355	25,355

World Savings Bank
4.37%, 03/09/06	53,267	53,266

		2,748,855

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,255,562)		5,255,562

TOTAL INVESTMENTS IN SECURITIES—107.83%
(Cost: $69,509,958)		73,416,172
Other Assets, Less Liabilities—(7.83)%		(5,333,981)

NET ASSETS—100.00%		$68,082,191

(1)	Non-income earning security.
(2)	All or a portion of this security represents a security on loan. See Note 3.
(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(4)	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.
(5)	The rate quoted is the annualized seven-day yield of the fund at period end.
(6)	The credit exposure of the collateral is viewed as unsecured debt of the counterparty.
(7)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(8)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to the schedules of investments.

Notes to the Schedules of Investments (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of January 31, 2006, the Trust offered 77 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Utilities Sector, iShares KLD Select SocialSM, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

FEDERAL INCOME TAXES

As of January 31, 2006, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$1,833,357,164	$277,830,909	$(8,267,329)	$269,563,580
Dow Jones Select Dividend	6,559,164,764	375,153,726	(189,972,017)	185,181,709
Dow Jones Transportation Average	181,528,713	9,204,219	(3,550,009)	5,654,210
Dow Jones U.S. Basic Materials Sector	397,041,759	60,033,019	(26,472,183)	33,560,836
Dow Jones U.S. Consumer Goods Sector	375,385,891	19,950,177	(28,416,339)	(8,466,162)
Dow Jones U.S. Consumer Services Sector	269,641,485	9,149,183	(28,458,747)	(19,309,564)
Dow Jones U.S. Energy Sector	753,762,931	243,336,119	(1,521,727)	241,814,392
Dow Jones U.S. Financial Sector	374,075,077	38,411,926	(10,040,513)	28,371,413
Dow Jones U.S. Financial Services	187,767,784	8,531,937	(5,217,601)	3,314,336
Dow Jones U.S. Healthcare Sector	1,388,072,683	123,386,479	(112,434,481)	10,951,998

Dow Jones U.S. Industrial Sector	223,504,508	30,846,125	(14,208,235)	16,637,890
Dow Jones U.S. Real Estate	1,432,945,745	18,279,346	(34,193,128)	(15,913,782)
Dow Jones U.S. Technology Sector	595,051,342	65,614,604	(87,192,546)	(21,577,942)
Dow Jones U.S. Telecommunications Sector	549,161,271	15,778,818	(26,046,541)	(10,267,723)
Dow Jones U.S. Total Market	451,877,433	121,841,646	(29,224,201)	92,617,445
Dow Jones U.S. Utilities Sector	682,259,946	123,368,713	(13,883,200)	109,485,513
KLD Select SocialSM	113,451,620	8,640,087	(2,489,994)	6,150,093
Morningstar Large Core	85,806,406	4,215,884	(2,796,053)	1,419,831
Morningstar Large Growth	156,416,698	11,762,244	(4,645,366)	7,116,878
Morningstar Large Value	121,864,123	9,105,439	(1,319,842)	7,785,597
Morningstar Mid Core	105,815,741	12,388,229	(1,506,356)	10,881,873
Morningstar Mid Growth	159,238,061	15,824,311	(2,356,209)	13,468,102
Morningstar Mid Value	89,943,440	5,002,755	(1,998,067)	3,004,688
Morningstar Small Core	59,588,853	5,825,541	(1,378,535)	4,447,006
Morningstar Small Growth	52,675,379	5,285,967	(1,408,013)	3,877,954
Morningstar Small Value	69,694,303	5,964,514	(2,242,645)	3,721,869

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (the “SEC”), each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the three quarters ended January 31, 2006, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Cohen & Steers Realty Majors
IMMF	195	494,297	493,494	998	$998,014	$67,054
Dow Jones Select Dividend
IMMF	12,243	2,942,570	2,953,493	1,320	1,320,283	421,190

Dow Jones Transportation Average
IMMF	122	21,959	22,011	70	70,316	3,286
Dow Jones U.S. Basic Materials Sector
IMMF	629	55,203	55,596	236	235,665	8,062
Dow Jones U.S. Consumer Goods Sector
IMMF	203	76,405	76,578	30	29,901	10,905
Dow Jones U.S. Consumer Services Sector
IMMF	423	32,430	32,757	96	96,318	5,079
Dow Jones U.S. Energy Sector
IMMF	272	97,581	97,111	742	741,905	14,507
Dow Jones U.S. Financial Sector
IMMF	239	62,463	62,507	195	194,728	9,361
Dow Jones U.S. Financial Services
IMMF	134	34,621	34,654	101	100,859	5,156
Dow Jones U.S. Healthcare Sector
IMMF	831	193,261	194,092	—	—	28,489
Dow Jones U.S. Industrial Sector
IMMF	58	30,879	30,824	113	112,849	4,574
Dow Jones U.S. Real Estate
IMMF	1,287	296,628	297,114	801	800,537	40,323
Dow Jones U.S. Technology Sector
IMMF	383	53,095	52,880	598	597,573	8,282
Dow Jones U.S. Telecommunications Sector
IMMF	330	124,640	124,515	455	454,677	16,702
Dow Jones U.S. Total Market
IMMF	637	89,722	90,359	—	—	13,278
Dow Jones U.S. Utilities Sector
IMMF	634	150,647	150,405	876	875,651	21,158
KLD Select SocialSM
IMMF	15	11,922	11,872	65	65,444	1,735
Morningstar Large Core
IMMF	14	12,240	12,151	103	102,622	1,820
Morningstar Large Growth
IMMF	12	11,254	11,154	112	112,162	1,729
Morningstar Large Value
IMMF	36	15,806	15,731	111	110,628	2,315
Morningstar Mid Core
IMMF	45	13,713	13,595	163	162,700	2,069
Morningstar Mid Growth
IMMF	14	8,319	8,333	—	—	1,360
Morningstar Mid Value
IMMF	45	13,830	13,838	37	36,711	2,079
Morningstar Small Core
IMMF	25	8,056	8,061	20	19,833	1,144
Morningstar Small Growth
IMMF	24	6,142	6,136	30	29,548	1,052
Morningstar Small Value
IMMF	11	9,822	9,803	30	30,485	1,454

During the three quarters ended January 31, 2006, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2006, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities and non-U.S. Government debt securities.

Item 2.	Controls and Procedures.

(a)

The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: March 17, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: March 17, 2006